UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds Semiannual Report

June 30, 2021

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.meederinvestment.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-325-3539 or by sending an email request to meederfunds@meederinvestment.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-325-3539 or send an email request to meederfunds@meederinvestment.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the Fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

Letter to Shareholders	1
Portfolio Composition	3
Schedules of Investments	9
Statements of Assets & Liabilities	90
Statements of Operations	92
Statements of Changes in Net Assets	94
Financial Highlights	98
Notes to Financial Statements	108
Shareholder Expense Analysis	126

This Semiannual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Letter to Shareholders June 30, 2021

CAPITAL MARKETS UPDATE AS OF JUNE 30, 2021

●	S&P 500 Index Reaches All-Time High
●	Labor Markets Remain Soft
●	Fed Not Yet Concerned About Inflation

U.S. MARKETS

The S&P 500 Index slowly and quietly reached new highs during the second quarter. At the end of the June, the total return for the S&P 500 Index was +15% year-to-date and reached a record high level of 4,297. When looking at Russell Indices, small cap stocks were the best performers followed by mid and large cap stocks. Value oriented companies still outperformed their growth peers, with nearly all the styles posting double digit returns year-to-date. Emerging and developed international markets, as represented by the MSCI EM and MSCI EAFE indices, have year-to-date total returns that are more than +7% and +8% respectively. Bonds, represented by the Bloomberg Barclays Aggregate Bond Index, continue to struggle in this risk-on environment and are -2% year-to-date.

ECONOMY

The U.S. economy showed broad strength throughout the second quarter of 2021. In June, the national unemployment rate remained stable at 5.9%. According to the Bureau of Labor, the U.S. manufacturing sector continued its expansion at a slower rate, as the ISM Manufacturing PMI Index fell slightly from 61.2 in May to 60.6 in June. Over the same period, the ISM Services PMI Index fell from an all-time high of 64.0 to 60.1. A level above 50 indicates that the sector is expanding, while a level below 50 demonstrates a contraction.

The housing market continues to have low inventory, as mortgage rates remain near all-time lows. This has kept single family housing prices elevated across the country. Another contributor is the fact that commodities such as steel, copper and lumber reached new highs earlier this year before retreating. This slowed new housing starts dramatically, as those planning to build homes were forced to delay or abandon construction due to the spike in raw material costs. Part of this increase is likely attributed to the Federal COVID-19 relief legislation that has put trillions of dollars into the U.S. economy to ease the impact from the pandemic and has increased the demand for a limited amount of supply.

THE FED’S VIEW ON INFLATION

The Fed remains committed to fulfilling their dual mandate, which is to help the economy reach full employment and maintain price stability. At the most recent meeting on June 16, the Federal Reserve Open Market Committee met and forecasted that inflation will rise above their 2% threshold up to 3.4% by the end of 2021.

They will remain committed to reacting to inflation once it occurs and not when signs of inflation are beginning to become evident. The Fed also acknowledged that their actions have not always benefitted everyone equally and that certain ethnic and gender groups bore more of the economic burden than other parts of the labor force when they attempted to combat potential inflation.

The Fed also has the opinion that inflation rising above its threshold for a measured amount of time will not cause negative long-term implications for the economy. Currently the Fed believes that the inflation we are experiencing now is from parts of the economy that were impacted by the reopening after the pandemic and that it will be “transitory,” or not persistent.

Fed Chair Jerome Powell stated it is “very, very unlikely” that the U.S. would see inflationary pressures like we did in the 1970s. Meanwhile, the U.S. core personal consumption expenditure (PCE) index increased 3.4% year-over-year as of May 2021, making it the highest change since 1992. This index is different from CPI because it excludes the asset classes that have historically experienced more price volatility, such as food and energy. In addition, it also includes medical care expenses paid for by employers.

One additional update from the Fed’s most recent meeting showed a change in the dot-plot. This is a tool that many economists follow and is a poll of Fed members that forecasts when changes in interest rates could occur. The latest poll indicated that two rate hikes could be possible in 2023 and was a major shift toward monetary tightening from the prior poll. Chairman Powell reiterated that these projections should be taken with a “big grain of salt.”

U.S. COVID-19 UPDATE

According to the CDC, more than 58% of the population age 18 and older are fully vaccinated in the U.S., and more than 67% have received at least one dose. The success rate of the vaccinations in use remains excellent. More than 156 million people have been fully vaccinated and less than 700 people of those fully vaccinated have died with COVID-19.

2021 Semiannual Report | June 30, 2021	Page 1

Although the U.S. is getting closer to fully reopening, a labor shortage is becoming more widespread. Many businesses are not able to completely reopen, as they are having difficulty finding workers. One of the unintended consequences of COVID-19 relief is that, in some cases, the government provided stimulus checks to unemployed workers that amounted to more than the employees made while working. Therefore, many unemployed Americans are not returning to work because they are making more money than if they return to work. This is contributing to a record number of U.S. nonfarm job openings. According to the BLS the U.S. reached more than 9.2 million openings in May.

POTENTIAL CAPITAL GAINS TAX CHANGES

Recently, the White House proposed a higher top capital gains tax rate for long-term investments of American households making at least $1 million. It would be an increase from 23.8% (that includes the 3.8% Medicare surtax) to 43.4% (including the 3.8% Medicare surtax). This would make it even higher than the proposed top income tax rate of 39.6%. The administration is also considering supporting the American Families Plan. The one unusual caveat is that the White House is planning to implement this tax retroactive from the date of the announcement, which was late April 2021. Finally, the administration is also proposing a capital gains tax on unrealized capital gains upon the owner’s death. This is not to be confused with estate taxes, which are also commonly referred to as “death taxes.”

WE STAND READY

So much has happened that it is hard to believe we are halfway through 2021. The medical community now agrees that the worst of the pandemic in the U.S. seems to be behind us, as we inch closer to herd immunity. The economy continues to strengthen from the havoc wreaked by this event and life is getting closer to returning to normal, as fans are attending indoor and outdoor sporting events and concerts. Please know that regardless of what the future holds, we will continue to follow our data-driven models and make fact-based decisions when managing our investment portfolios. Thank you for letting us continue to serve you as we stand ready for what lies ahead.

Sincerely,

Robert S. Meeder
President & CEO
Meeder Asset Management, Inc.

Page 2	2021 Semiannual Report | June 30, 2021

Portfolio Composition

June 30, 2021

Muirfield Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	29.4%
Healthcare	18.6%
Consumer Discretionary	11.8%
Communication Services	11.6%
Financials	11.2%
Industrials	5.2%
Real Estate Investment Trust	3.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Consumer Staples	1.6%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
Microsoft Corp.	4.4%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Facebook, Inc.	1.4%
Johnson & Johnson	1.4%
Home Depot, Inc./The	1.3%
Alphabet Inc. - CL A	1.1%
Adobe, Inc.	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	81.9%
Money Market Registered Investment Companies	15.4%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	2.6%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Spectrum Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	28.8%
Healthcare	19.5%
Consumer Discretionary	12.1%
Financials	11.7%
Communication Services	10.7%
Industrials	5.1%
Real Estate Investment Trust	3.3%
Energy	2.6%
Consumer Staples	2.4%
Utilities	2.3%
Materials	1.5%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
Microsoft Corp.	5.3%
Amazon.com, Inc.	2.4%
Apple, Inc.	2.3%
Alphabet, Inc. - Class C	2.3%
Johnson & Johnson	1.9%
Home Depot, Inc./The	1.7%
Berkshire Hathaway, Inc. - Class B	1.5%
Intuit, Inc.	1.5%
Facebook, Inc.	1.4%
Merck & Co., Inc.	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	81.1%
Money Market Registered Investment Companies	16.1%
Other Assets/Liabilities (Net)	2.8%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 4	2021 Semiannual Report | June 30, 2021

Global Allocation Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	28.7%
Healthcare	18.7%
Consumer Discretionary	11.7%
Communication Services	11.3%
Financials	11.1%
Industrials	5.8%
Real Estate Investment Trust	3.3%
Energy	3.0%
Utilities	2.3%
Consumer Staples	2.1%
Materials	2.0%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Industry Concentration as of June 30, 2021	% of total common stocks
U.S. Fixed Income	47.6%
International Fixed Income	5.4%
International Equity	47.0%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
iShares Core MSCI EAFE ETF	6.6%
Microsoft Corp.	2.0%
iShares 0-5 Year High Yield Corporate Bond ETF	1.8%
iShares Core MSCI Emerging Markets ETF	1.7%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1.5%
Apple, Inc.	1.3%
Amazon.com, Inc.	1.1%
Xtrackers USD High Yield Corporate Bond ETF	1.0%
Alphabet Inc. - CL A	0.9%
SPDR Bloomberg Barclays High Yield Bond ETF	0.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	37.4%
Equity Registered Investment Companies	8.4%
Fixed Income Registered Investment Companies	9.4%
Money Market Registered Investment Companies	35.8%
Bank Obligations	1.6%
Other Assets/Liabilities (Net)	7.4%
Total	100.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Balanced Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	29.4%
Healthcare	18.6%
Consumer Discretionary	11.8%
Communication Services	11.4%
Financials	11.4%
Industrials	5.1%
Real Estate Investment Trust	3.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Consumer Staples	1.7%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Industry Concentration as of June 30, 2021	% of total common stocks
U.S. Fixed Income	89.9%
International Fixed Income	10.1%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
iShares 0-5 Year High Yield Corporate Bond ETF	5.7%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4.8%
Xtrackers USD High Yield Corporate Bond ETF	3.1%
Microsoft Corp.	3.1%
SPDR Bloomberg Barclays High Yield Bond ETF	2.3%
Apple, Inc.	2.1%
Vanguard Short-Term Bond ETF	2.1%
Lord Abbett High Yield Fund - Class I	1.9%
iShares JP Morgan USD Emerging Markets Bond ETF	1.8%
Amazon.com, Inc.	1.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	57.0%
Fixed Income Registered Investment Companies	29.6%
Money Market Registered Investment Companies	13.2%
Bank Obligations	0.2%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

2021 Semiannual Report | June 30, 2021	Page 5

Moderate Allocation Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	29.0%
Healthcare	18.6%
Consumer Discretionary	11.7%
Communication Services	11.5%
Financials	11.1%
Industrials	5.4%
Real Estate Investment Trust	3.3%
Energy	3.0%
Consumer Staples	2.2%
Utilities	2.2%
Materials	2.0%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Industry Concentration as of June 30, 2021	% of total common stocks
U.S. Fixed Income	89.9%
International Fixed Income	10.1%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
iShares 0-5 Year High Yield Corporate Bond ETF	9.5%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	8.0%
Xtrackers USD High Yield Corporate Bond ETF	5.2%
SPDR Bloomberg Barclays High Yield Bond ETF	3.9%
Vanguard Short-Term Bond ETF	3.5%
Lord Abbett High Yield Fund - Class I	3.2%
iShares JP Morgan USD Emerging Markets Bond ETF	3.0%
Microsoft Corp.	2.1%
Frost Total Return Bond Fund - Class I	2.0%
Segall Bryant & Hamill Plus Bond Fund - Class I	1.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	39.4%
Fixed Income Registered Investment Companies	49.6%
Money Market Registered Investment Companies	12.3%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	-1.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Conservative Allocation Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	28.6%
Healthcare	18.7%
Financials	11.8%
Consumer Discretionary	11.6%
Communication Services	11.3%
Industrials	5.4%
Real Estate Investment Trust	3.3%
Energy	3.0%
Utilities	2.2%
Consumer Staples	2.1%
Materials	2.0%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Industry Concentration as of June 30, 2021	% of total common stocks
U.S. Fixed Income	89.8%
International Fixed Income	10.2%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
iShares 0-5 Year High Yield Corporate Bond ETF	13.2%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11.1%
Xtrackers USD High Yield Corporate Bond ETF	7.3%
SPDR Bloomberg Barclays High Yield Bond ETF	5.6%
Vanguard Short-Term Bond ETF	5.0%
Lord Abbett High Yield Fund - Class I	4.5%
iShares JP Morgan USD Emerging Markets Bond ETF	4.3%
Frost Total Return Bond Fund - Class I	2.8%
Segall Bryant & Hamill Plus Bond Fund - Class I	2.4%
DoubleLine Total Return Bond Fund - Class I	2.4%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	21.8%
Fixed Income Registered Investment Companies	69.6%
Money Market Registered Investment Companies	12.7%
Other Assets/Liabilities (Net)	-4.1%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 6	2021 Semiannual Report | June 30, 2021

Dynamic Allocation Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Information Technology	28.6%
Healthcare	18.7%
Consumer Discretionary	11.7%
Communication Services	11.3%
Financials	11.3%
Industrials	5.5%
Real Estate Investment Trust	3.3%
Energy	3.0%
Utilities	2.4%
Consumer Staples	2.1%
Materials	2.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Industry Concentration as of June 30, 2021	% of total common stocks
U.S. Fixed Income	44.5%
International Fixed Income	44.2%
International Equity	11.3%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
Microsoft Corp.	3.6%
Apple, Inc.	2.3%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2.2%
iShares JP Morgan USD Emerging Markets Bond ETF	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class C	1.6%
Berkshire Hathaway, Inc. - Class B	1.3%
Johnson & Johnson	1.2%
Facebook, Inc.	1.2%
Home Depot, Inc./The	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	67.5%
Fixed Income Registered Investment Companies	4.4%
Equity Registered Investment Companies	0.6%
Money Market Registered Investment Companies	23.3%
Bank Obligations	0.4%
Other Assets/Liabilities (Net)	3.8%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Quantex Fund

Common Stock Sector Concentration as of June 30, 2021	% of total common stocks
Consumer Discretionary	19.4%
Industrials	17.1%
Financials	13.9%
Real Estate Investment Trust	9.2%
Energy	8.7%
Information Technology	8.3%
Materials	7.3%
Utilities	6.3%
Communication Services	4.2%
Healthcare	3.7%
Consumer Staples	1.9%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
L Brands, Inc.	1.2%
Textron, Inc.	1.2%
Gap, Inc./The	1.1%
DXC Technology Co.	1.1%
Iron Mountain, Inc.	1.1%
Robert Half International, Inc.	1.1%
LKQ Corp.	1.1%
International Flavors & Fragrances, Inc.	1.1%
Invesco, Ltd.	1.1%
SL Green Realty Corp.	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2021	% of total net assets
Common Stocks (United States)	94.8%
Money Market Registered Investment Companies	3.8%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

2021 Semiannual Report | June 30, 2021	Page 7

Tactical Income Fund

Fixed Income Sector Concentration as of June 30, 2021	% of total fixed income securities
High-Yield	60.7%
Core Intermediate-Term	29.0%
Emerging Markets Debt	10.2%
U.S. Government	0.1%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	19.8%
iShares 0-5 Year High Yield Corporate Bond ETF	19.8%
Xtrackers USD High Yield Corporate Bond ETF	8.0%
SPDR Bloomberg Barclays High Yield Bond ETF	6.0%
Vanguard Short-Term Bond ETF	5.4%
Lord Abbett High Yield Fund - Class I	5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	5.0%
Payden Emerging Markets Bond Fund - Class I	5.0%
Frost Total Return Bond Fund - Class I	4.0%
DoubleLine Total Return Bond Fund - Class I	3.5%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Prime Money Market Fund

Sector Concentration as of June 30, 2021	% of total net assets
Commercial Paper	38.9%
Repurchase Agreements	23.6%
Variable Rate Demand Notes	11.4%
Money Market Registered Investment Companies	7.0%
Corporate Obligations	6.6%
Certificates of Deposit	6.5%
Bank Obligations	4.4%
U.S. Government and Agency Obligations	1.5%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
South Street Repo, 0.09%, due 7/1/2021	14.7%
StoneX Repo, 0.18%, due 7/1/2021	8.8%
Federated Hermes Government Obligations Fund, 0.03%	7.0%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.20%	5.2%
Chesham Finance, LLC, 0.06%, 7/9/2021	4.4%
MUFG Bank LTD/New York, NY Yankee CD, 0.32%, 10/15/2021	2.1%
State of Ohio Department of Rehabilitation & Correction, 0.03%, 7/7/2021	1.8%
Banco Santander, 0.17%, 9/3/2021	1.8%
Cooperatieve Rabobank, 0.11%, 11/1/2021	1.8%
ANZ New Zealand Int’l LTD, 2.88%, 7/25/2021	1.5%

As a percentage of total net assets.

Institutional Prime Money Market Fund

Sector Concentration as of June 30, 2021	% of total net assets
Commercial Paper	50.9%
Repurchase Agreements	21.5%
Variable Rate Demand Notes	10.5%
Corporate Obligations	7.4%
Certificates of Deposit	5.3%
Money Market Registered Investment Companies	2.4%
U.S. Government and Agency Obligations	1.5%
Bank Obligations	0.5%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2021	% of total net assets
StoneX Repo, 0.18%, due 7/1/2021	11.6%
South Street Repo, 0.09%, due 7/1/2021	9.9%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.20%	5.1%
Chesham Finance, LLC, 0.06%, 7/9/2021	3.7%
Anglesea Funding, 0.18%, 7/6/2021	2.6%
Federated Hermes Government Obligations Fund, 0.03%	2.4%
Sumitomo Mitsui Trust Bank LTD/New York, NY, 0.12%, 11/1/2021	2.0%
Halkin Finance, LLC, 0.07%, 7/6/2021	1.7%
Collateralized Commercial Paper V Co., LLC, 0.14%, 7/12/2021	1.7%
Ebury Finance, LLC, 0.17%, 8/9/2021	1.7%

As a percentage of total net assets.

Page 8	2021 Semiannual Report | June 30, 2021

2021 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 81.9%
Communication Services — 9.5%
Activision Blizzard, Inc.	48,593	4,637,716
Alphabet, Inc. - Class A (1)	2,794	6,822,361
Alphabet, Inc. - Class C (1)	4,869	12,203,272
AMC Entertainment Holdings, Inc. - Class A (1)	4,686	265,602
AMC Networks, Inc. - Class A (1)	285	19,038
AT&T, Inc.	211,335	6,082,221
Cinemark Holdings, Inc. (1)	226	4,961
Comcast Corp. - Class A	75,114	4,283,000
DHI Group, Inc. (1)	3,945	13,334
Electronic Arts, Inc.	8,332	1,198,392
Facebook, Inc. (1)	25,454	8,850,610
Fluent, Inc. (1)	3,878	11,363
Fox Corp. - Class A	278	10,322
Gray Television, Inc.	5,271	123,341
Interpublic Group of Cos., Inc./The	2,650	86,099
Liberty TripAdvisor Holdings, Inc. (1)	7,081	28,820
Lions Gate Entertainment Corp. - Class A (1)	4,062	84,083
Live Nation Entertainment, Inc. (1)	807	70,685
Lumen Technologies, Inc.	15	204
Magnite, Inc. (1)	1,439	48,696
Meredith Corp. (1)	608	26,412
Netflix, Inc. (1)	4,011	2,118,650
News Corp. - Class A	8,728	224,921
Nexstar Media Group, Inc.	3,422	506,045
Omnicom Group, Inc.	7,083	566,569
Pinterest, Inc. - Class A (1)	5,535	436,988
Roku, Inc. - Class A (1)	1,788	821,139
TEGNA, Inc.	2,623	49,207
Telephone and Data Systems, Inc.	4,927	111,646
Twitter, Inc. (1)	7,368	506,992
Verizon Communications, Inc.	87,131	4,881,950
ViacomCBS, Inc.	4,896	221,299
Vimeo, Inc. (1)	346	16,954
Walt Disney Co./The	19,255	3,384,451
WideOpenWest, Inc. (1)	1	21
World Wrestling Entertainment, Inc.	2,587	149,761
Yelp, Inc. (1)	839	33,526
		58,900,651

Consumer Discretionary — 9.7%
Adient PLC (1)	977	44,160
Alterra Mountain Co. (1)	1,218	294,512
Amazon.com, Inc. (1)	4,505	15,497,921

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Axle & Manufacturing Holdings, Inc. (1)	2,754	28,504
American Eagle Outfitters, Inc.	853	32,013
American Public Education, Inc. (1)	1,486	42,113
Aptiv PLC (1)	250	39,333
Aramark	5,457	203,273
Arcimoto, Inc. (1)	1,827	31,406
AutoNation, Inc. (1)	363	34,416
Bed Bath & Beyond, Inc. (1)	461	15,347
Best Buy Co., Inc.	21,593	2,482,763
Big Lots, Inc.	2,314	152,747
Boyd Gaming Corp. (1)	2,953	181,580
Brinker International, Inc. (1)	804	49,727
Caleres, Inc.	941	25,680
Camping World Holdings, Inc.	4,506	184,701
Capri Holdings, Ltd. (1)	3,755	214,748
Chico’s FAS, Inc. (1)	237	1,559
Conn’s, Inc. (1)	809	20,630
Container Store Group, Inc./The (1)	84	1,095
Crocs, Inc. (1)	6,723	783,364
Dana, Inc.	6,588	156,531
Darden Restaurants, Inc.	3,801	554,908
Del Taco Restaurants, Inc.	4,505	45,095
Dick’s Sporting Goods, Inc.	3,556	356,276
Dillard’s, Inc. - Class A	92	16,641
DR Horton, Inc.	9,975	901,441
eBay, Inc.	4,100	287,861
Ethan Allen Interiors, Inc.	569	15,704
Everi Holdings, Inc. (1)	3,431	85,569
Express, Inc. (1)	320	2,077
Fiesta Restaurant Group, Inc. (1)	902	12,114
Foot Locker, Inc.	6,501	400,657
Ford Motor Co. (1)	38,263	568,588
Fossil Group, Inc. (1)	840	11,995
Fox Factory Holding Corp. (1)	415	64,599
GameStop Corp. (1)	679	145,401
Gap, Inc./The	3,825	128,711
General Motors Co. (1)	26,455	1,565,342
Genesco, Inc. (1)	209	13,309
Genius Brands International, Inc. (1)	1,095	2,015
G-III Apparel Group, Ltd. (1)	1,718	56,453
Goodyear Tire & Rubber Co./The (1)	2,360	40,474
Greenlane Holdings, Inc. (1)	2,846	12,722
Group 1 Automotive, Inc.	377	58,220
GrowGeneration Corp. (1)	1,120	53,872
H&R Block, Inc.	6,219	146,022

The accompanying notes are an integral part of these financial statements.

Page 10	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Hanesbrands, Inc.	3,531	65,924
Home Depot, Inc./The	24,375	7,772,944
Houghton Mifflin Harcourt Co. (1)	1,588	17,532
International Game Technology PLC	6,489	155,476
Kohl’s Corp.	3,534	194,759
Kontoor Brands, Inc.	461	26,005
L Brands, Inc.	818	58,945
Lands’ End, Inc. (1)	458	18,801
Lear Corp.	1,636	286,758
Lennar Corp.	8,301	824,704
Lovesac Co./The (1)	167	13,325
Lowe’s Cos., Inc.	27,843	5,400,707
M/I Homes, Inc. (1)	6,006	352,372
Macy’s, Inc. (1)	1,433	27,170
MarineMax, Inc. (1)	492	23,980
McDonald’s Corp.	12,350	2,852,727
MGM Resorts International	1,780	75,917
Modine Manufacturing Co. (1)	3,207	53,204
Mohawk Industries, Inc. (1)	1,931	371,119
Nautilus, Inc. (1)	753	12,688
Newell Brands, Inc.	939	25,794
NIKE, Inc. - Class B	6,549	1,011,755
ODP Corp./The (1)	1,745	83,777
OneWater Marine, Inc.	2,440	102,553
Overstock.com, Inc. (1)	817	75,327
Party City Holdco, Inc. (1)	813	7,585
Penske Automotive Group, Inc.	3,544	267,537
Qurate Retail, Inc. - Class A	8,845	115,781
RCI Hospitality Holdings, Inc.	564	37,337
Red Rock Resorts, Inc. (1)	2,018	85,765
Rent-A-Center, Inc./TX	14,411	764,792
Ross Stores, Inc.	16,647	2,064,228
Sally Beauty Holdings, Inc. (1)	3,035	66,982
Scientific Games Corp. (1)	1,112	86,113
Shoe Carnival, Inc.	406	29,066
Signet Jewelers, Ltd.	366	29,569
Smith & Wesson Brands, Inc.	3,253	112,879
Sonic Automotive, Inc.	1,111	49,706
Sonos, Inc. (1)	2,518	88,709
Steven Madden, Ltd.	1,760	77,018
Tapestry, Inc. (1)	5,662	246,184
Target Corp.	6,670	1,612,406
Tempur Sealy International, Inc.	720	28,217
Tenneco, Inc. (1)	4,496	86,863
Tesla, Inc. (1)	9,025	6,134,293
Texas Roadhouse, Inc.	3,963	381,241

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Thor Industries, Inc.	2,774	313,462
Town Sports International Holdings, Inc. (1)	4,613	819
Travel + Leisure Co.	1,957	116,344
Tupperware Brands Corp. (1)	451	10,711
Urban Outfitters, Inc. (1)	205	8,450
Vera Bradley, Inc. (1)	3,655	45,285
Vista Outdoor, Inc. (1)	227	10,506
Vuzix Corp. (1)	1,165	21,378
Waitr Holdings, Inc. (1)	4,579	8,151
Williams-Sonoma, Inc.	1,262	201,478
Winnebago Industries, Inc.	7,738	525,874
Zumiez, Inc. (1)	3,176	155,592
		59,758,773

Consumer Staples — 1.3%
Albertsons Cos., Inc.	7,024	138,092
Bunge, Ltd.	35,773	2,795,660
Conagra Brands, Inc.	10,350	376,533
Darling Ingredients, Inc. (1)	22,567	1,523,273
Ingles Markets, Inc.	242	14,101
Kraft Heinz Co./The	31,948	1,302,839
Performance Food Group Co. (1)	706	34,234
Spectrum Brands Holdings, Inc.	9,966	847,509
Tyson Foods, Inc.	2,064	152,241
United Natural Foods, Inc. (1)	751	27,772
Walgreens Boots Alliance, Inc.	4,094	215,385
Walmart, Inc.	5,499	775,469
		8,203,108

Energy — 2.3%
Aemetis, Inc. (1)	61	681
Amplify Energy Corp. (1)	5,650	22,883
Antero Resources Corp. (1)	1,635	24,574
APA Corp.	7,395	159,954
Ardmore Shipping Corp.	2,122	8,955
Baker Hughes Co.	7,368	168,506
Berry Corp.	2,346	15,765
Bristow Group, Inc. (1)	2	51
Cactus, Inc.	2,042	74,982
Centennial Resource Development, Inc./DE (1)	216	1,464
ChampionX Corp. (1)	1,317	33,781
Chevron Corp.	4,716	493,954
Cimarex Energy Co.	4,184	303,131
Clean Energy Fuels Corp. (1)	3,288	33,373
ConocoPhillips	16,973	1,033,656

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 11

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
CONSOL Energy, Inc. (1)	2,275	42,019
Contango Oil & Gas Co. (1)	5,086	21,972
Continental Resources, Inc./OK	1,043	39,665
CVR Energy, Inc.	616	11,063
Delek US Holdings, Inc.	1,456	31,479
Devon Energy Corp.	14,173	413,710
DHT Holdings, Inc.	2,433	15,790
Diamondback Energy, Inc.	2,715	254,911
Dorian LPG, Ltd. (1)	1,336	18,864
EOG Resources, Inc.	7,425	619,542
Exxon Mobil Corp.	88,704	5,595,448
Frank’s International NV (1)	6,089	18,450
Golar LNG, Ltd. (1)	304	4,028
Goodrich Petroleum Corp. (1)	527	7,868
Hallador Energy Co. (1)	6,198	16,704
Hess Corp.	2,109	184,158
Kinder Morgan, Inc.	4,907	89,455
Laredo Petroleum, Inc. (1)	360	33,404
Magnolia Oil & Gas Corp. (1)	2,000	31,260
Marathon Oil Corp.	1	14
Meta Materials, Inc. (1)	1,491	11,168
Nabors Industries, Ltd. (1)	283	32,330
NextDecade Corp. (1)	1,241	5,125
Nine Energy Service, Inc. (1)	7,051	20,730
Northern Oil and Gas, Inc. (1)	2,539	52,735
Oceaneering International, Inc. (1)	2,050	31,919
ONEOK, Inc.	30,821	1,714,880
Ovintiv, Inc.	4,446	139,916
PDC Energy, Inc.	1,403	64,243
Phillips 66	1,058	90,798
Pioneer Natural Resources Co.	3,376	548,668
Profire Energy, Inc. (1)	101	114
Range Resources Corp. (1)	473	7,927
Schlumberger NV	19,514	624,643
Scorpio Tankers, Inc.	1,414	31,179
SM Energy Co.	1,555	38,300
Southwestern Energy Co. (1)	11,724	66,475
Targa Resources Corp.	21,825	970,121
Teekay Corp. (1)	3,538	13,161
Teekay Tankers, Ltd. (1)	346	4,989
Transocean, Ltd. (1)	3,468	15,675
Uranium Energy Corp. (1)	6,476	17,226
W&T Offshore, Inc. (1)	115	558
Whiting Petroleum Corp. (1)	1,191	64,969
World Fuel Services Corp.	2,754	87,384
		14,480,747

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Financials — 9.2%
Affiliated Managers Group, Inc.	1,681	259,227
Aflac, Inc.	3,054	163,878
AGNC Investment Corp.	61,351	1,036,218
Allstate Corp./The	5,558	724,986
Ally Financial, Inc.	18,249	909,530
American Express Co.	727	120,122
American Financial Group, Inc./OH	2,395	298,704
American International Group, Inc.	70,735	3,366,986
Ameris Bancorp	1,489	75,388
Annaly Capital Management, Inc.	9,435	83,783
Arbor Realty Trust, Inc.	13,568	241,782
Associated Banc-Corp	15,406	315,515
Athene Holding, Ltd. (1)	2,019	136,283
B Riley Financial, Inc.	4,559	344,205
Bank of America Corp.	75,531	3,114,143
Bank of New York Mellon Corp./The	17,616	902,468
Bank of NT Butterfield & Son, Ltd./The	3,351	118,793
Bank OZK	2,742	115,603
BankUnited, Inc.	3,643	155,520
Berkshire Hathaway, Inc. - Class B (1)	34,697	9,642,990
BGC Partners, Inc.	1,336	7,575
Cadence BanCorp (1)	3,464	72,328
Capital Bancorp, Inc. (1)	237	4,847
Capital One Financial Corp.	7,925	1,225,918
Charles Schwab Corp./The	14,427	1,050,430
Cincinnati Financial Corp.	1,850	215,747
Citigroup, Inc.	22,533	1,594,210
Citizens Financial Group, Inc.	10,341	474,342
Civista Bancshares, Inc.	1,292	28,553
CNB Financial Corp./PA	705	16,088
Curo Group Holdings Corp.	6,959	118,303
Customers Bancorp, Inc. (1)	320	12,477
Dynex Capital, Inc.	1	19
East West Bancorp, Inc.	3,839	275,218
Ellington Financial, Inc.	8,919	170,799
Evercore, Inc.	4,917	692,166
Fidelity National Financial, Inc.	15,190	660,157
Fifth Third Bancorp	23,804	910,027
First American Financial Corp.	9,464	590,080
First Choice Bancorp	359	10,932
First Horizon Corp.	20,369	351,976
FNB Corp./PA	9,027	111,303
Granite Point Mortgage Trust, Inc.	312	4,602
Hartford Financial Services Group, Inc./The	5,361	332,221
Hilltop Holdings, Inc.	4,713	171,553

The accompanying notes are an integral part of these financial statements.

Page 12	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Independent Bank Corp./MI	2	43
Invesco, Ltd.	5,425	145,010
JPMorgan Chase & Co.	26,554	4,130,209
KeyCorp	12,176	251,434
LendingClub Corp. (1)	1,924	34,882
Lincoln National Corp.	178	11,186
Loews Corp.	2,490	136,079
Medley Management, Inc. (1)	235	1,448
MetLife, Inc.	16,901	1,011,525
Moelis & Co.	2,215	126,011
Morgan Stanley	20,151	1,847,645
Mr Cooper Group, Inc. (1)	5,005	165,465
Nicolet Bankshares, Inc. (1)	523	36,788
Northrim BanCorp, Inc.	3,133	133,936
Old Republic International Corp.	61	1,520
OneMain Holdings, Inc.	2,117	126,829
Oppenheimer Holdings, Inc.	3,062	155,672
PacWest Bancorp	4,478	184,314
Pinnacle Financial Partners, Inc.	220	19,424
PNC Financial Services Group, Inc./The	4,819	919,272
Popular, Inc.	5,621	421,856
Progressive Corp./The	23,986	2,355,665
Prudential Financial, Inc.	463	47,444
Pzena Investment Management, Inc.	8,003	88,113
Radian Group, Inc.	7,696	171,236
RBB Bancorp	7,968	192,985
Regions Financial Corp.	32,882	663,559
Siebert Financial Corp. (1)	615	2,958
Signature Bank/New York NY	550	135,108
Silvercrest Asset Management Group, Inc.	156	2,346
SLM Corp.	9,972	208,814
Stewart Information Services Corp.	13,933	789,862
StoneX Group, Inc. (1)	210	12,741
SVB Financial Group (1)	814	452,934
Synchrony Financial	83,778	4,064,909
Synovus Financial Corp.	6,285	275,786
Tiptree, Inc. - Class A	228	2,120
Truist Financial Corp.	20,990	1,164,945
Umpqua Holdings Corp.	9,901	182,673
Unum Group	24,482	695,289
US Bancorp	21,738	1,238,414
Valley National Bancorp	2,685	36,060
Virtus Investment Partners, Inc.	1,265	351,379
Walker & Dunlop, Inc.	3,546	370,131
Waterstone Financial, Inc.	1	20
Wells Fargo & Co.	40,861	1,850,595

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Western Alliance Bancorp	2,225	206,591
Wintrust Financial Corp.	1,076	81,378
Zions Bancorp NA	1,583	83,677
		56,816,275

Healthcare — 15.2%
Abbott Laboratories	17,536	2,032,948
AbbVie, Inc.	45,998	5,181,215
Abeona Therapeutics, Inc. (1)	1,589	2,479
ADMA Biologics, Inc. (1)	571	914
Adverum Biotechnologies, Inc. (1)	2,628	9,198
Affimed NV (1)	3,448	29,308
Agilent Technologies, Inc.	15,306	2,262,380
Agios Pharmaceuticals, Inc. (1)	2,230	122,895
Alector, Inc. (1)	1,617	33,682
Alexion Pharmaceuticals, Inc. (1)	1,979	363,562
Align Technology, Inc. (1)	1,387	847,457
Alkermes PLC (1)	4,223	103,548
Allakos, Inc. (1)	91	7,769
Alphatec Holdings, Inc. (1)	105	1,609
AmerisourceBergen Corp.	1	114
Amgen, Inc.	14,081	3,432,244
Amneal Pharmaceuticals, Inc. (1)	7,509	38,446
Anavex Life Sciences Corp. (1)	136	3,109
Apellis Pharmaceuticals, Inc. (1)	735	46,452
Arbutus Biopharma Corp. (1)	10,022	30,367
Arcutis Biotherapeutics, Inc. (1)	1,009	27,536
Arrowhead Pharmaceuticals, Inc. (1)	2,295	190,072
Arvinas, Inc. (1)	963	74,151
Assertio Holdings, Inc. (1)	3,622	5,650
Avid Bioservices, Inc. (1)	1,701	43,631
Axogen, Inc. (1)	1,103	23,836
Baxter International, Inc.	2,952	237,636
Beam Therapeutics, Inc. (1)	1,164	149,818
Becton Dickinson and Co.	2,626	638,617
Beyondspring, Inc. (1)	1,410	14,720
BioDelivery Sciences International, Inc. (1)	8,213	29,403
Biogen, Inc. (1)	6,524	2,259,065
Bio-Rad Laboratories, Inc. (1)	595	383,353
Blueprint Medicines Corp. (1)	1,007	88,576
Bridgebio Pharma, Inc. (1)	533	32,492
Bristol-Myers Squibb Co.	73,093	4,884,074
Bruker Corp.	934	70,965
Cardinal Health, Inc.	2,144	122,401
CareDx, Inc. (1)	1,780	162,906
CASI Pharmaceuticals, Inc. (1)	1,515	2,348

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 13

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Catalent, Inc. (1)	6,462	698,671
Catalyst Pharmaceuticals, Inc. (1)	8,335	47,926
Centene Corp. (1)	2,756	200,995
Centogene NV (1)	2,388	24,931
Cerecor, Inc. (1)	9,099	29,754
Cerner Corp.	28,300	2,211,928
Charles River Laboratories International, Inc. (1)	1,151	425,778
Chimerix, Inc. (1)	2,374	18,992
Community Health Systems, Inc. (1)	1,533	23,670
Computer Programs and Systems, Inc.	1	33
CureVac NV (1)	15	1,102
CVS Health Corp.	27,856	2,324,305
CytomX Therapeutics, Inc. (1)	42	266
Danaher Corp.	14,052	3,770,995
Denali Therapeutics, Inc. (1)	1,170	91,775
DENTSPLY SIRONA, Inc.	1,896	119,941
Dicerna Pharmaceuticals, Inc. (1)	929	34,670
Dynavax Technologies Corp. (1)	1,419	13,977
Editas Medicine, Inc. (1)	714	40,441
Elanco Animal Health, Inc. Contingent Value Rights (1)(5)(7)	3,328	0
Eli Lilly & Co.	13,280	3,048,026
Eloxx Pharmaceuticals, Inc. (1)	8,468	16,851
Emergent BioSolutions, Inc. (1)	1,621	102,107
Endo International PLC (1)	8,652	40,491
Enochian Biosciences, Inc. (1)	365	1,814
Ensign Group, Inc./The	46	3,987
Envista Holdings Corp. (1)	1,291	55,784
Evelo Biosciences, Inc. (1)	2,190	30,091
Exact Sciences Corp. (1)	2,272	282,432
Exelixis, Inc. (1)	8,079	147,199
Fate Therapeutics, Inc. (1)	1,392	120,812
Fulgent Genetics, Inc. (1)	58	5,349
Galectin Therapeutics, Inc. (1)	2,312	7,398
Genprex, Inc. (1)	4,419	14,804
Geron Corp. (1)	1	1
Gilead Sciences, Inc.	32,568	2,242,632
Globus Medical, Inc. (1)	25	1,938
Halozyme Therapeutics, Inc. (1)	1	45
HCA Healthcare, Inc.	4,539	938,393
Hill-Rom Holdings, Inc.	2,308	262,166
Hologic, Inc. (1)	3,903	260,408
Horizon Therapeutics Plc (1)	6,528	611,282
Humana, Inc.	155	68,622
Humanigen, Inc. (1)	1,176	20,439
IGM Biosciences, Inc. (1)	109	9,069

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Illumina, Inc. (1)	23	10,884
Incyte Corp. (1)	2,272	191,143
Inogen, Inc. (1)	332	21,636
Insmed, Inc. (1)	455	12,949
Intellia Therapeutics, Inc. (1)	912	147,662
Intra-Cellular Therapies, Inc. (1)	822	33,554
Intuitive Surgical, Inc. (1)	794	730,194
IQVIA Holdings, Inc. (1)	1,170	283,514
Jazz Pharmaceuticals PLC (1)	586	104,097
Johnson & Johnson	53,276	8,776,688
Jounce Therapeutics, Inc. (1)	1,471	10,003
Kodiak Sciences, Inc. (1)	580	53,940
La Jolla Pharmaceutical Co. (1)	1,637	7,006
Lexicon Pharmaceuticals, Inc. (1)	1,056	4,847
Ligand Pharmaceuticals, Inc. (1)	102	13,381
MacroGenics, Inc. (1)	956	25,678
Madrigal Pharmaceuticals, Inc. (1)	1,418	138,127
MannKind Corp. (1)	8,017	43,693
Marinus Pharmaceuticals, Inc. (1)	265	4,754
McKesson Corp.	4,049	774,331
Medtronic PLC	43,760	5,431,929
Merck & Co., Inc.	66,125	5,142,541
Merit Medical Systems, Inc. (1)	1,718	111,086
Moderna, Inc. (1)	9,276	2,179,674
Morphic Holding, Inc. (1)	7	402
Myriad Genetics, Inc. (1)	271	8,287
Natera, Inc. (1)	2,533	287,571
NextGen Healthcare, Inc. (1)	3,016	50,035
Novavax, Inc. (1)	992	210,612
Novocure, Ltd. (1)	775	171,911
Oncocyte Corp. (1)	1,736	9,965
OptimizeRx Corp. (1)	1	62
Owens & Minor, Inc.	1,232	52,151
Pacific Biosciences of California, Inc. (1)	867	30,319
Palatin Technologies, Inc. (1)	15,629	9,534
PerkinElmer, Inc.	2,624	405,172
Perrigo Co. PLC	12,651	580,048
Pfizer, Inc.	99,537	3,897,869
PRA Health Sciences, Inc. (1)	81	13,382
Precigen, Inc. (1)	3,023	19,710
Prothena Corp. PLC (1)	700	35,987
Puma Biotechnology, Inc. (1)	4,850	44,523
Regeneron Pharmaceuticals, Inc. (1)	4,966	2,773,710
Rhythm Pharmaceuticals, Inc. (1)	2,678	52,435
Rigel Pharmaceuticals, Inc. (1)	1,162	5,043
Rocket Pharmaceuticals, Inc. (1)	291	12,888
Royalty Pharma PLC	7,703	315,746

The accompanying notes are an integral part of these financial statements.

Page 14	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Sage Therapeutics, Inc. (1)	782	44,425
Seagen, Inc. (1)	2,323	366,755
Signify Health, Inc. (1)	476	14,485
Solid Biosciences, Inc. (1)	31	113
Sorrento Therapeutics, Inc. (1)	5,336	51,706
Spectrum Pharmaceuticals, Inc. (1)	4,853	18,199
SpringWorks Therapeutics, Inc. (1)	522	43,018
STAAR Surgical Co. (1)	1,012	154,330
STERIS PLC	17	3,507
Stoke Therapeutics, Inc. (1)	547	18,412
Stryker Corp.	17,462	4,535,405
Sutro Biopharma, Inc. (1)	1,321	24,557
TherapeuticsMD, Inc. (1)	1	1
Thermo Fisher Scientific, Inc.	6,373	3,214,987
Translate Bio, Inc. (1)	1,114	30,680
TransMedics Group, Inc. (1)	108	3,583
Turning Point Therapeutics, Inc. (1)	1,069	83,403
Twist Bioscience Corp. (1)	1,481	197,343
Tyme Technologies, Inc. (1)	1,855	2,337
Ultragenyx Pharmaceutical, Inc. (1)	749	71,417
United Therapeutics Corp. (1)	2,944	528,183
UnitedHealth Group, Inc.	7,941	3,179,894
Veeva Systems, Inc. (1)	1,711	532,035
Verrica Pharmaceuticals, Inc. (1)	1,953	22,069
Viatris, Inc.	29,603	423,027
ViewRay, Inc. (1)	4,530	29,898
Voyager Therapeutics, Inc. (1)	8	33
WaVe Life Sciences, Ltd. (1)	631	4,202
West Pharmaceutical Services, Inc.	2,426	871,177
Xencor, Inc. (1)	1,817	62,668
Zimmer Biomet Holdings, Inc.	8,188	1,316,794
ZIOPHARM Oncology, Inc. (1)	1,838	4,852
Zoetis, Inc.	14,565	2,714,333
		94,171,737

Industrials — 4.3%
ABM Industries, Inc.	4,269	189,330
Acuity Brands, Inc.	1,416	264,834
AGCO Corp.	2,971	387,359
Allegiant Travel Co. (1)	550	106,700
Altra Industrial Motion Corp.	568	36,931
ArcBest Corp.	627	36,485
Array Technologies, Inc. (1)	1,025	15,990
ASGN, Inc. (1)	1,474	142,875
Atkore, Inc. (1)	1,063	75,473
Avis Budget Group, Inc. (1)	528	41,126

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
BGSF, Inc.	1,548	19,102
Boise Cascade Co.	9,573	558,585
Brady Corp.	2,013	112,809
Builders FirstSource, Inc. (1)	3,169	135,190
Caterpillar, Inc.	6,346	1,381,080
ChargePoint Holdings, Inc. (1)	3,783	131,421
Comfort Systems USA, Inc.	1,369	107,864
Costamare, Inc.	397	4,689
Covenant Logistics Group, Inc. (1)	1,275	26,367
Cummins, Inc.	4,437	1,081,785
Deere & Co.	8,130	2,867,532
Eagle Bulk Shipping, Inc. (1)	76	3,596
EMCOR Group, Inc.	1,185	145,980
Emerson Electric Co.	10,473	1,007,922
Encore Wire Corp.	1,347	102,089
EnerSys	3,327	325,148
Eos Energy Enterprises, Inc. (1)	222	3,987
FedEx Corp.	3,276	977,329
Franklin Electric Co., Inc.	1,578	127,218
FTC Solar, Inc. (1)	1	13
Genco Shipping & Trading, Ltd.	1,946	36,740
Generac Holdings, Inc. (1)	1,189	493,613
Graco, Inc.	6,619	501,058
GrafTech International, Ltd.	7,707	89,555
Granite Construction, Inc.	1,360	56,481
Harsco Corp. (1)	1,422	29,037
Hertz Global Holdings, Inc. (1)	541	4,728
Hillenbrand, Inc.	2,956	130,300
HNI Corp.	1,456	64,020
Huntington Ingalls Industries, Inc.	6,336	1,335,312
Hyliion Holdings Corp. (1)	606	7,060
Hyster-Yale Materials Handling, Inc.	861	62,836
JB Hunt Transport Services, Inc.	2,142	349,039
Korn Ferry	1,762	127,833
L B Foster Co. - Class A (1)	11	205
Lawson Products, Inc./DE (1)	108	5,779
LSI Industries, Inc.	1	8
Manitowoc Co., Inc./The (1)	1,840	45,080
ManpowerGroup, Inc.	15,805	1,879,373
Matson, Inc.	1,479	94,656
Matthews International Corp.	1,362	48,978
Maxar Technologies, Inc.	483	19,281
Mesa Air Group, Inc. (1)	2,980	27,803
Miller Industries, Inc./TN	4,972	196,096
Moog, Inc.	449	37,743
Mueller Industries, Inc.	11,271	488,147

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 15

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
MYR Group, Inc. (1)	759	69,008
National Presto Industries, Inc.	444	45,133
nVent Electric PLC	1	31
Oshkosh Corp.	2,382	296,892
Owens Corning	5,178	506,926
Parker-Hannifin Corp.	1,630	500,589
Pitney Bowes, Inc.	1,902	16,681
Plug Power, Inc. (1)	5,137	175,634
Primoris Services Corp.	8,022	236,087
Quad/Graphics, Inc. (1)	10,459	43,405
Quanta Services, Inc.	28,711	2,600,355
Regal Beloit Corp.	3,567	476,230
Resideo Technologies, Inc. (1)	2,226	66,780
REV Group, Inc.	1,390	21,809
Rush Enterprises, Inc.	7,174	310,204
Ryder System, Inc.	5,982	444,642
Shyft Group, Inc./The	2,019	75,531
SkyWest, Inc. (1)	4,683	201,697
Steelcase, Inc. - Class A	2,575	38,908
Stem, Inc. (1)	2,665	95,967
Sterling Construction Co., Inc. (1)	460	11,100
Terex Corp.	1,575	75,002
Textainer Group Holdings, Ltd. (1)	2,545	85,945
Textron, Inc.	5,750	395,428
Titan Machinery, Inc. (1)	682	21,101
Toro Co./The	1,519	166,908
Triton International, Ltd.	3,333	174,449
Triumph Group, Inc. (1)	2,727	56,585
TrueBlue, Inc. (1)	758	21,307
Tutor Perini Corp. (1)	2,702	37,423
United Parcel Service, Inc. - Class B	10,194	2,120,046
Valmont Industries, Inc.	1,128	266,264
Vectrus, Inc. (1)	1,259	59,916
View, Inc. (1)	451	3,824
Werner Enterprises, Inc.	3,178	141,485
Yellow Corp. (1)	3,297	21,463
		26,428,325

Information Technology — 24.0%
3D Systems Corp. (1)	1,655	66,150
Accenture PLC	2,982	879,064
Adobe, Inc. (1)	11,000	6,442,040
Alarm.com Holdings, Inc. (1)	2,736	231,739
Alliance Data Systems Corp.	1,552	161,703
Alpha & Omega Semiconductor, Ltd. (1)	1	30
American Software, Inc./GA	218	4,787

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Amkor Technology, Inc.	2,936	69,495
Apple, Inc.	136,475	18,691,616
Applied Materials, Inc.	37,377	5,322,485
Arrow Electronics, Inc. (1)	9,081	1,033,690
Aspen Technology, Inc. (1)	460	63,268
Autodesk, Inc. (1)	4,536	1,324,058
Avaya Holdings Corp. (1)	580	15,602
Avnet, Inc.	15,671	628,094
Belden, Inc.	1,109	56,082
Bill.com Holdings, Inc. (1)	479	87,743
Broadcom, Inc.	5,110	2,436,652
Cadence Design Systems, Inc. (1)	30,807	4,215,014
Calix, Inc. (1)	2,816	133,760
CDK Global, Inc.	17,399	864,556
CDW Corp./DE	6,539	1,142,036
Cerence, Inc. (1)	1,253	133,708
ChannelAdvisor Corp. (1)	6,897	169,045
Cisco Systems, Inc./Delaware	68,004	3,604,212
Cloudflare, Inc. (1)	253	26,778
Cognizant Technology Solutions Corp.	29,224	2,024,054
CommScope Holding Co., Inc. (1)	4,657	99,241
CommVault Systems, Inc. (1)	15,942	1,246,186
Concentrix Corp. (1)	1,323	212,738
Conduent, Inc. (1)	10,762	80,715
Corning, Inc.	21,246	868,961
Crowdstrike Holdings, Inc. (1)	2,454	616,715
Dell Technologies, Inc. - Class C (1)	1,519	151,399
Digital Turbine, Inc. (1)	7,886	599,573
DocuSign, Inc. (1)	1,810	506,022
Dolby Laboratories, Inc.	20,037	1,969,437
DXC Technology Co. (1)	4,386	170,791
Dynatrace, Inc. (1)	1,760	102,819
Ebix, Inc.	302	10,238
EPAM Systems, Inc. (1)	3,870	1,977,415
Extreme Networks, Inc. (1)	1	11
Fortinet, Inc. (1)	4,591	1,093,530
Hewlett Packard Enterprise Co.	26,537	386,909
HP, Inc.	57,928	1,748,846
HubSpot, Inc. (1)	1,137	662,553
Ideanomics, Inc. (1)	6,245	17,736
Insight Enterprises, Inc. (1)	311	31,103
Intel Corp.	68,853	3,865,407
International Business Machines Corp.	23,237	3,406,312
Intuit, Inc.	10,709	5,249,231
J2 Global, Inc. (1)	9,479	1,303,836
Jabil, Inc.	15,359	892,665

The accompanying notes are an integral part of these financial statements.

Page 16	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Kimball Electronics, Inc. (1)	2,219	48,241
KLA Corp.	12,166	3,944,339
Lam Research Corp.	5,831	3,794,232
Manhattan Associates, Inc. (1)	5,159	747,230
Marathon Digital Holdings, Inc. (1)	1,338	41,973
Mastercard, Inc.	3,671	1,340,245
McAfee Corp. (1)	8,928	250,163
Methode Electronics, Inc.	2,440	120,072
Micron Technology, Inc. (1)	11,634	988,657
Microsoft Corp.	100,359	27,187,253
MicroStrategy, Inc. (1)	105	69,773
MicroVision, Inc. (1)	1,807	30,267
MKS Instruments, Inc.	1,361	242,190
MoneyGram International, Inc. (1)	2,370	23,890
NortonLifeLock, Inc.	18,739	510,076
NVIDIA Corp.	6,940	5,552,694
ON Semiconductor Corp. (1)	3,261	124,831
OneSpan, Inc. (1)	1,061	27,098
Oracle Corp.	41,212	3,207,942
PagerDuty, Inc. (1)	575	24,484
Palantir Technologies, Inc. (1)	10,102	266,289
Plantronics, Inc. (1)	521	21,741
Priority Technology Holdings, Inc. (1)	1,599	12,216
Progress Software Corp.	4,327	200,124
PTC, Inc. (1)	1,378	194,656
Qorvo, Inc. (1)	186	36,391
QUALCOMM, Inc.	33,145	4,737,415
Rimini Street, Inc. (1)	2,411	14,852
Riot Blockchain, Inc. (1)	1,184	44,601
salesforce.com, Inc. (1)	9,237	2,256,322
Sapiens International Corp. NV	650	17,076
SecureWorks Corp. (1)	2,734	50,661
Skyworks Solutions, Inc.	2,458	471,322
SPS Commerce, Inc. (1)	3,200	319,520
SS&C Technologies Holdings, Inc.	42,271	3,046,048
StarTek, Inc. (1)	2,955	21,069
Stratasys, Ltd. (1)	2,350	60,771
Synopsys, Inc. (1)	3,241	893,835
Teradata Corp. (1)	2,028	101,339
Teradyne, Inc.	4,075	545,887
Texas Instruments, Inc.	17,285	3,323,906
Trade Desk, Inc./The (1)	4,503	348,352
Trimble, Inc. (1)	11,472	938,754
TTEC Holdings, Inc.	1,302	134,223
Twilio, Inc. - Class A (1)	751	296,014
Ultra Clean Holdings, Inc. (1)	2,623	140,908

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Viant Technology, Inc. (1)	3,158	94,045
Visa, Inc.	10,570	2,471,477
Wix.com, Ltd. (1)	848	246,157
Xerox Holdings Corp.	7,566	177,725
Xperi Holding Corp.	7,679	170,781
Zebra Technologies Corp. - Class A (1)	1,586	839,771
Zscaler, Inc. (1)	2,385	515,303
		148,383,051

Materials — 1.6%
AdvanSix, Inc. (1)	2,820	84,205
Amyris, Inc. (1)	2,228	36,472
Avery Dennison Corp.	6,463	1,358,781
Avient Corp.	1,655	81,360
Celanese Corp.	1,717	260,297
Chemours Co./The	1,624	56,515
Cleveland-Cliffs, Inc. (1)	4,665	100,577
Coeur Mining, Inc. (1)	925	8,214
Commercial Metals Co.	2,004	61,563
Corteva, Inc.	4,783	212,126
Dow, Inc.	9,658	611,158
Eastman Chemical Co.	1,013	118,268
Element Solutions, Inc.	1,489	34,813
Freeport-McMoRan, Inc.	16,982	630,202
Greif, Inc. - Class A	178	10,778
Hawkins, Inc.	2,468	80,827
Hecla Mining Co.	1	7
Huntsman Corp.	16,704	442,990
Intrepid Potash, Inc. (1)	230	7,328
Koppers Holdings, Inc. (1)	3,059	98,959
Kronos Worldwide, Inc.	1	14
Louisiana-Pacific Corp.	5,679	342,387
LyondellBasell Industries NV	4,284	440,695
Mosaic Co./The	4,542	144,935
Newmont Corp.	34,523	2,188,068
Nucor Corp.	3,512	336,906
O-I Glass, Inc. (1)	2,166	35,371
Olin Corp.	1,535	71,009
Ramaco Resources, Inc. (1)	59	323
Rayonier Advanced Materials, Inc. (1)	3,221	21,548
Reliance Steel & Aluminum Co.	8,305	1,253,225
Ryerson Holding Corp. (1)	752	10,979
Southern Copper Corp.	2,125	136,680
Steel Dynamics, Inc.	908	54,117
SunCoke Energy, Inc.	4,250	30,345
Trinseo SA	760	45,478

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 17

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Tronox Holdings PLC	1,643	36,803
Westlake Chemical Corp.	3,236	291,531
Westrock Co.	1,864	99,202
		9,835,056

Real Estate Investment Trust — 2.7%
Altisource Portfolio Solutions SA (1)	2,985	26,537
American Homes 4 Rent	14,412	559,906
American Tower Corp.	5,605	1,514,135
Ashford Hospitality Trust, Inc.	3,429	15,636
CareTrust REIT, Inc.	5,923	137,591
CatchMark Timber Trust, Inc.	6,032	70,574
CBL & Associates Properties, Inc. (1)	19,530	2,359
Columbia Property Trust, Inc.	1	17
CorEnergy Infrastructure Trust, Inc.	7,400	48,988
CorePoint Lodging, Inc. (1)	1	11
Corporate Office Properties Trust	13,469	376,997
CubeSmart	18,769	869,380
Cushman & Wakefield PLC (1)	1	17
CyrusOne, Inc.	709	50,708
DiamondRock Hospitality Co. (1)	1,436	13,929
EastGroup Properties, Inc.	1,143	187,966
Extra Space Storage, Inc.	12,049	1,973,867
Gaming and Leisure Properties, Inc.	9,548	442,359
GEO Group, Inc./The	2	14
Getty Realty Corp.	2,530	78,810
Gladstone Commercial Corp.	4,952	111,717
Healthcare Realty Trust, Inc.	30,281	914,486
Healthcare Trust of America, Inc. - Class A	21,723	580,004
Host Hotels & Resorts, Inc. (1)	4,343	74,222
Invitation Homes, Inc.	2,439	90,950
Iron Mountain, Inc.	2,199	93,062
Lamar Advertising Co.	16,726	1,746,529
Life Storage, Inc.	2,335	250,662
LTC Properties, Inc.	22,929	880,244
National Health Investors, Inc.	5,324	356,974
National Storage Affiliates Trust	30,638	1,549,057
Newmark Group, Inc.	3,080	36,991
Omega Healthcare Investors, Inc.	10,081	365,839
Piedmont Office Realty Trust, Inc.	4,089	75,524
PotlatchDeltic Corp.	3,681	195,645
PS Business Parks, Inc.	2,828	418,770
Public Storage	5,812	1,747,610
SBA Communications Corp.	727	231,695
Spirit MTA REIT Liquidating Trust (1)(5)(7)	9,151	0
Stratus Properties, Inc. (1)	728	17,960

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Tanger Factory Outlet Centers, Inc.	517	9,745
Universal Health Realty Income Trust	2,194	135,041
Urstadt Biddle Properties, Inc.	809	15,678
Weyerhaeuser Co.	13,239	455,686
		16,723,892

Utilities — 2.1%
AES Corp./The	12,368	322,434
DTE Energy Co.	28,264	3,663,015
Duke Energy Corp.	20,592	2,032,842
Entergy Corp.	6,396	637,681
MDU Resources Group, Inc.	46,005	1,441,797
Portland General Electric Co.	14,388	662,999
Public Service Enterprise Group, Inc.	53,247	3,180,976
UGI Corp.	16,656	771,356
		12,713,100

Total Common Stocks (United States) (Cost $351,705,917)		506,414,715

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	2,612	80,685
Total Preferred Stock (United States) (Cost $65,288)		80,685

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	7	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	49	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	24	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	122	1,220
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	128	799
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	63	364
Total Warrants (United States) (Cost $8,296)		2,383

The accompanying notes are an integral part of these financial statements.

Page 18	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 15.4%
Meeder Institutional Prime Money Market Fund, 0.06% (2)	95,026,893	95,045,898
Total Money Market Registered Investment Companies (Cost $95,024,200)		95,045,898

Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 0.30%, 7/1/2021 (3)	248,719	248,719
Metro City Bank Deposit Account, 0.10%, 7/1/2021 (3)	248,345	248,345
Pacific Mercantile Bank Deposit Account, 0.10%, 7/1/2021 (3)	246,946	246,946
Total Bank Obligations (Cost $744,010)		744,010
Total Investments — 97.4% (Cost $447,547,711)		602,287,691
Other Assets less Liabilities — 2.6%		16,387,347
Total Net Assets — 100.0%		618,675,038

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	4,313	60,425
Meeder Dynamic Allocation Fund - Retail Class	10,895	164,188
Meeder Muirfield Fund - Retail Class	7,717	72,077
Meeder Conservative Allocation Fund - Retail Class	1,304	32,157
Total Trustee Deferred Compensation (Cost $246,569)		328,847

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	628	9/16/2021	72,348,740	(2,107,460)
Mini MSCI Emerging Markets Index Futures	271	9/16/2021	18,493,040	43,502
Russell 2000 Mini Index Futures	18	9/16/2021	2,077,020	(7,374)
Standard & Poors 500 Mini Futures	68	9/16/2021	14,581,240	149,281
E-mini Standard & Poors MidCap 400 Futures	16	9/16/2021	4,307,840	(47,573)
Total Futures Contracts	1,001		111,807,880	(1,969,624)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock. Dividend rate unknown.
(7)	Expiration date unknown.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 19

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — 81.1%
Communication Services — 8.7%
Activision Blizzard, Inc.	17,351	1,655,979
Alphabet, Inc. - Class A (1)	567	1,384,495
Alphabet, Inc. - Class C (1)	1,812	4,541,452
AMC Entertainment Holdings, Inc. - Class A (1)	1,485	84,170
AMC Networks, Inc. - Class A (1)	130	8,684
AT&T, Inc.	74,130	2,133,461
Cinemark Holdings, Inc. (1)	259	5,685
Comcast Corp. - Class A	16,411	935,755
DHI Group, Inc. (1)	1,981	6,696
DISH Network Corp. (1)	248	10,366
Entravision Communications Corp.	1,693	11,309
Facebook, Inc. (1)	8,232	2,862,349
Fluent, Inc. (1)	2,081	6,097
Fox Corp. - Class A	178	6,609
Gray Television, Inc.	2,529	59,179
Liberty Media Corp.-Liberty Formula One (1)	406	19,573
Liberty TripAdvisor Holdings, Inc. (1)	2,300	9,361
Lions Gate Entertainment Corp. - Class A (1)	1,230	25,461
Live Nation Entertainment, Inc. (1)	432	37,839
Lumen Technologies, Inc.	2,856	38,813
Magnite, Inc. (1)	478	16,176
Meredith Corp. (1)	156	6,777
Netflix, Inc. (1)	1,361	718,894
News Corp. - Class A	2,394	61,693
Nexstar Media Group, Inc.	397	58,708
Pinterest, Inc. - Class A (1)	1,749	138,084
Roku, Inc. - Class A (1)	557	255,802
TEGNA, Inc.	1,923	36,075
Twitter, Inc. (1)	2,515	173,057
Verizon Communications, Inc.	20,424	1,144,357
ViacomCBS, Inc.	1,232	55,686
Vimeo, Inc. (1)	389	19,061
Walt Disney Co./The	3,713	652,634
WideOpenWest, Inc. (1)	501	10,376
World Wrestling Entertainment, Inc.	771	44,633
Yelp, Inc. (1)	345	13,786
		17,249,132

Consumer Discretionary — 9.8%
Adient PLC (1)	326	14,735
Alterra Mountain Co. (1)	414	100,105
Amazon.com, Inc. (1)	1,374	4,726,780
American Axle & Manufacturing Holdings, Inc. (1)	830	8,591
American Eagle Outfitters, Inc.	198	7,431

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
American Public Education, Inc. (1)	134	3,798
Aptiv PLC (1)	255	40,119
Aramark	2,010	74,873
Arcimoto, Inc. (1)	487	8,372
AutoNation, Inc. (1)	262	24,840
Bed Bath & Beyond, Inc. (1)	205	6,824
Best Buy Co., Inc.	7,452	856,831
Big Lots, Inc.	497	32,807
Biglari Holdings, Inc. - Class B (1)	13	2,073
Boyd Gaming Corp. (1)	934	57,432
Brinker International, Inc. (1)	351	21,709
Caleres, Inc.	266	7,259
Camping World Holdings, Inc.	677	27,750
Capri Holdings, Ltd. (1)	1,237	70,744
Chico’s FAS, Inc. (1)	382	2,514
Conn’s, Inc. (1)	258	6,579
Crocs, Inc. (1)	1,874	218,358
Dana, Inc.	1,945	46,213
Darden Restaurants, Inc.	799	116,646
Del Taco Restaurants, Inc.	80	801
Designer Brands, Inc. (1)	68	1,125
Dick’s Sporting Goods, Inc.	874	87,566
Dillard’s, Inc. - Class A	28	5,065
Dollar Tree, Inc. (1)	23	2,289
DR Horton, Inc.	1,893	171,070
eBay, Inc.	546	38,335
Everi Holdings, Inc. (1)	1,074	26,786
Express, Inc. (1)	145	941
Fiesta Restaurant Group, Inc. (1)	347	4,660
Foot Locker, Inc.	2,207	136,017
Ford Motor Co. (1)	7,446	110,648
Fossil Group, Inc. (1)	259	3,699
Fox Factory Holding Corp. (1)	192	29,887
GameStop Corp. (1)	215	46,040
Gap, Inc./The	1,013	34,087
General Motors Co. (1)	8,013	474,129
Genesco, Inc. (1)	75	4,776
Genius Brands International, Inc. (1)	295	543
G-III Apparel Group, Ltd. (1)	617	20,275
Goodyear Tire & Rubber Co./The (1)	943	16,172
Greenlane Holdings, Inc. (1)	1,026	4,586
Group 1 Automotive, Inc.	144	22,238
GrowGeneration Corp. (1)	401	19,288
Hanesbrands, Inc.	1,512	28,229
Home Depot, Inc./The	10,374	3,308,165
Houghton Mifflin Harcourt Co. (1)	411	4,537
Installed Building Products, Inc.	4	489

The accompanying notes are an integral part of these financial statements.

Page 20	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
International Game Technology PLC	1,974	47,297
Kohl’s Corp.	1,191	65,636
Kontoor Brands, Inc.	132	7,446
L Brands, Inc.	377	27,167
Lands’ End, Inc. (1)	165	6,773
Lear Corp.	550	96,404
Lennar Corp.	3,268	324,676
Lovesac Co./The (1)	55	4,388
Lowe’s Cos., Inc.	11,206	2,173,628
M/I Homes, Inc. (1)	1,673	98,155
Macy’s, Inc. (1)	689	13,063
MarineMax, Inc. (1)	1	49
McDonald’s Corp.	2,698	623,211
MGM Resorts International	940	40,091
Modine Manufacturing Co. (1)	708	11,746
Mohawk Industries, Inc. (1)	1,916	368,236
Nathan’s Famous, Inc.	42	2,995
Nautilus, Inc. (1)	293	4,937
Newell Brands, Inc.	920	25,272
NIKE, Inc. - Class B	2,111	326,128
Nordstrom, Inc. (1)	91	3,328
ODP Corp./The (1)	563	27,030
OneWater Marine, Inc.	1,248	52,453
Overstock.com, Inc. (1)	270	24,894
Papa John’s International, Inc.	48	5,013
Party City Holdco, Inc. (1)	275	2,566
Penske Automotive Group, Inc.	2,688	202,917
Qurate Retail, Inc. - Class A	2,706	35,422
RCI Hospitality Holdings, Inc.	204	13,505
Red Rock Resorts, Inc. (1)	672	28,560
Rent-A-Center, Inc./TX	2,515	133,471
Ross Stores, Inc.	5,222	647,528
Sally Beauty Holdings, Inc. (1)	910	20,084
Scientific Games Corp. (1)	363	28,111
Shoe Carnival, Inc.	89	6,372
Signet Jewelers, Ltd.	119	9,614
Smith & Wesson Brands, Inc.	931	32,306
Sonos, Inc. (1)	1,015	35,758
Steven Madden, Ltd.	698	30,544
Tapestry, Inc. (1)	1,813	78,829
Target Corp.	1,984	479,612
Tempur Sealy International, Inc.	408	15,990
Tenneco, Inc. (1)	1,371	26,488
Tesla, Inc. (1)	2,467	1,676,820
Texas Roadhouse, Inc.	1,124	108,129
Thor Industries, Inc.	1,441	162,833
Tupperware Brands Corp. (1)	138	3,278

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Urban Outfitters, Inc. (1)	128	5,276
Vera Bradley, Inc. (1)	1,811	22,438
Vista Outdoor, Inc. (1)	111	5,137
Vuzix Corp. (1)	379	6,955
Waitr Holdings, Inc. (1)	1,303	2,319
Williams-Sonoma, Inc.	358	57,155
Winnebago Industries, Inc.	797	54,164
Zumiez, Inc. (1)	1,106	54,183
		19,452,206

Consumer Staples — 1.9%
Albertsons Cos., Inc.	2,759	54,242
Bunge, Ltd.	16,525	1,291,429
Conagra Brands, Inc.	3,148	114,524
Darling Ingredients, Inc. (1)	21,928	1,480,140
Ingles Markets, Inc.	95	5,536
Kraft Heinz Co./The	6,215	253,448
Performance Food Group Co. (1)	367	17,796
Rite Aid Corp. (1)	63	1,027
Spectrum Brands Holdings, Inc.	2,978	253,249
Tyson Foods, Inc.	276	20,358
United Natural Foods, Inc. (1)	246	9,097
Walgreens Boots Alliance, Inc.	1,352	71,129
Walmart, Inc.	1,946	274,425
		3,846,400

Energy — 2.1%
Aemetis, Inc. (1)	15	168
Antero Resources Corp. (1)	441	6,628
APA Corp.	2,557	55,308
Ardmore Shipping Corp.	720	3,038
Baker Hughes Co.	1,949	44,574
Berry Corp.	2,275	15,288
Bristow Group, Inc. (1)	36	922
Cactus, Inc.	575	21,114
ChampionX Corp. (1)	1,127	28,908
Cimarex Energy Co.	1,122	81,289
Clean Energy Fuels Corp. (1)	992	10,069
ConocoPhillips	5,160	314,244
CONSOL Energy, Inc. (1)	708	13,077
Contango Oil & Gas Co. (1)	1,362	5,884
Continental Resources, Inc./OK	354	13,463
CVR Energy, Inc.	146	2,622
Delek US Holdings, Inc.	506	10,940
Devon Energy Corp.	5,077	148,198
DHT Holdings, Inc.	1,154	7,489
Diamondback Energy, Inc.	858	80,558

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 21

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Dorian LPG, Ltd. (1)	593	8,373
EOG Resources, Inc.	2,405	200,673
Exxon Mobil Corp.	28,938	1,825,409
Frank’s International NV (1)	1,521	4,609
Golar LNG, Ltd. (1)	130	1,723
Goodrich Petroleum Corp. (1)	382	5,703
Hess Corp.	726	63,394
ION Geophysical Corp. (1)	2,321	4,851
Laredo Petroleum, Inc. (1)	92	8,537
Magnolia Oil & Gas Corp. (1)	681	10,644
Marathon Oil Corp.	6,448	87,822
Meta Materials, Inc. (1)	418	3,131
Nabors Industries, Ltd. (1)	72	8,225
NextDecade Corp. (1)	390	1,611
Nine Energy Service, Inc. (1)	1,914	5,627
Northern Oil and Gas, Inc. (1)	672	13,957
Oceaneering International, Inc. (1)	643	10,012
ONEOK, Inc.	4,850	269,854
Overseas Shipholding Group, Inc. (1)	720	1,505
Ovintiv, Inc.	1,482	46,639
PDC Energy, Inc.	392	17,950
Phillips 66	264	22,656
Pioneer Natural Resources Co.	1,050	170,646
Range Resources Corp. (1)	238	3,989
Renewable Energy Group, Inc. (1)	52	3,242
Schlumberger NV	6,213	198,878
Scorpio Tankers, Inc.	332	7,321
SM Energy Co.	543	13,374
Southwestern Energy Co. (1)	3,508	19,890
Targa Resources Corp.	5,985	266,033
Teekay Corp. (1)	1,555	5,785
Transocean, Ltd. (1)	1,622	7,331
Uranium Energy Corp. (1)	1,683	4,477
US Silica Holdings, Inc. (1)	77	890
Whiting Petroleum Corp. (1)	326	17,783
World Fuel Services Corp.	774	24,559
		4,230,884

Financials — 9.5%
Affiliated Managers Group, Inc.	671	103,475
AGNC Investment Corp.	20,772	350,839
Ally Financial, Inc.	4,769	237,687
American Express Co.	328	54,195
American Financial Group, Inc./OH	604	75,331
American International Group, Inc.	28,765	1,369,214
Ameris Bancorp	197	9,974
Annaly Capital Management, Inc.	1,532	13,604

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Arbor Realty Trust, Inc.	4,210	75,022
Associated Banc-Corp	6,299	129,004
Bank of America Corp.	24,739	1,019,989
Bank of New York Mellon Corp./The	3,239	165,934
Bank of NT Butterfield & Son, Ltd./The	888	31,480
Bank OZK	652	27,488
BankUnited, Inc.	949	40,513
Berkshire Hathaway, Inc. - Class B (1)	10,878	3,023,214
BGC Partners, Inc.	819	4,644
Cadence BanCorp (1)	108	2,255
Capital Bancorp, Inc. (1)	1,243	25,419
Capital One Financial Corp.	2,650	409,929
Charles Schwab Corp./The	5,243	381,743
Cincinnati Financial Corp.	208	24,257
Citigroup, Inc.	7,358	520,579
Citizens Financial Group, Inc.	3,131	143,619
Civista Bancshares, Inc.	566	12,509
CNB Financial Corp./PA	184	4,199
Crawford & Co. - Class B	792	6,811
Curo Group Holdings Corp.	3,891	66,147
Customers Bancorp, Inc. (1)	333	12,984
East West Bancorp, Inc.	1,032	73,984
Ellington Financial, Inc.	4,032	77,213
Evercore, Inc.	984	138,518
Fifth Third Bancorp	6,487	247,998
First Choice Bancorp	327	9,957
First Horizon Corp.	5,966	103,092
FNB Corp./PA	1,550	19,112
Granite Point Mortgage Trust, Inc.	187	2,758
Hartford Financial Services Group, Inc./The	1,798	111,422
Hilltop Holdings, Inc.	1,401	50,996
Huntington Bancshares, Inc./OH	233	3,325
Independent Bank Corp./MI	63	1,368
Invesco, Ltd.	1,948	52,070
Investors Title Co.	43	7,509
JPMorgan Chase & Co.	8,237	1,281,183
KeyCorp	4,116	84,995
LendingClub Corp. (1)	583	10,570
LPL Financial Holdings, Inc.	162	21,867
MetLife, Inc.	1,496	89,536
Moelis & Co.	805	45,796
Morgan Stanley	6,172	565,911
Mr Cooper Group, Inc. (1)	1,593	52,665
MVB Financial Corp.	1,668	71,157
NewStar Financial Contingent Value Rights (1)(6)(9)	95	0
Northrim BanCorp, Inc.	1,376	58,824

The accompanying notes are an integral part of these financial statements.

Page 22	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Old Republic International Corp.	3,159	78,691
OneMain Holdings, Inc.	211	12,641
Oppenheimer Holdings, Inc.	974	49,518
PacWest Bancorp	1,569	64,580
Pinnacle Financial Partners, Inc.	384	33,903
PNC Financial Services Group, Inc./The	1,522	290,337
Popular, Inc.	1,046	78,502
Progressive Corp./The	20,506	2,013,894
Pzena Investment Management, Inc.	3,069	33,790
Radian Group, Inc.	1,728	38,448
Raymond James Financial, Inc.	90	11,691
RBB Bancorp	2,089	50,596
Regions Financial Corp.	10,922	220,406
SB Financial Group, Inc.	568	10,508
Siebert Financial Corp. (1)	152	731
Signature Bank/New York NY	216	53,060
SLM Corp.	3,608	75,552
Stewart Information Services Corp.	2,427	137,587
StoneX Group, Inc. (1)	113	6,856
SVB Financial Group (1)	271	150,793
Synchrony Financial	33,568	1,628,719
Synovus Financial Corp.	1,868	81,968
Tiptree, Inc. - Class A	420	3,906
Truist Financial Corp.	6,777	376,124
Umpqua Holdings Corp.	3,353	61,863
Unum Group	15,984	453,946
US Bancorp	7,083	403,519
Valley National Bancorp	430	5,775
Virtus Investment Partners, Inc.	335	93,053
Walker & Dunlop, Inc.	845	88,201
Wells Fargo & Co.	13,210	598,281
Western Alliance Bancorp	615	57,103
Wintrust Financial Corp.	342	25,865
Zions Bancorp NA	725	38,324
		18,852,615

Healthcare — 15.9%
Abbott Laboratories	4,939	572,578
AbbVie, Inc.	14,562	1,640,264
Abeona Therapeutics, Inc. (1)	619	966
Adverum Biotechnologies, Inc. (1)	1,341	4,694
Affimed NV (1)	1,108	9,418
Agilent Technologies, Inc.	3,612	533,890
Agios Pharmaceuticals, Inc. (1)	691	38,081
Alector, Inc. (1)	551	11,477
Alexion Pharmaceuticals, Inc. (1)	677	124,372
Align Technology, Inc. (1)	407	248,677

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Alkermes PLC (1)	601	14,737
Allakos, Inc. (1)	57	4,866
Alphatec Holdings, Inc. (1)	80	1,226
Amgen, Inc.	4,678	1,140,263
Amicus Therapeutics, Inc. (1)	69	665
Amneal Pharmaceuticals, Inc. (1)	1,938	9,923
Apellis Pharmaceuticals, Inc. (1)	262	16,558
Arbutus Biopharma Corp. (1)	3,246	9,835
Arcutis Biotherapeutics, Inc. (1)	301	8,214
Arrowhead Pharmaceuticals, Inc. (1)	725	60,045
Arvinas, Inc. (1)	233	17,941
Atara Biotherapeutics, Inc. (1)	189	2,939
Avid Bioservices, Inc. (1)	338	8,670
Axogen, Inc. (1)	308	6,656
Baxter International, Inc.	2,021	162,691
Beam Therapeutics, Inc. (1)	322	41,445
Becton Dickinson and Co.	1	243
Beyondspring, Inc. (1)	627	6,546
BioDelivery Sciences International, Inc. (1)	1,345	4,815
Biogen, Inc. (1)	3,879	1,343,181
Bio-Techne Corp.	458	206,219
Blueprint Medicines Corp. (1)	290	25,508
Bridgebio Pharma, Inc. (1)	267	16,276
Bristol-Myers Squibb Co.	20,658	1,380,368
Bruker Corp.	781	59,340
Calyxt, Inc. (1)	276	1,110
Cardinal Health, Inc.	5,229	298,524
CareDx, Inc. (1)	565	51,709
CASI Pharmaceuticals, Inc. (1)	1,242	1,925
Catalent, Inc. (1)	1,660	179,479
Catalyst Pharmaceuticals, Inc. (1)	2,184	12,558
Centene Corp. (1)	56	4,084
Centogene NV (1)	664	6,932
Cerecor, Inc. (1)	2,238	7,318
Cerner Corp.	8,273	646,618
Charles River Laboratories International, Inc. (1)	389	143,899
Checkpoint Therapeutics, Inc. (1)	915	2,699
Chimerix, Inc. (1)	725	5,800
Community Health Systems, Inc. (1)	548	8,461
Computer Programs and Systems, Inc.	797	26,484
Corvus Pharmaceuticals, Inc. (1)	645	1,722
CureVac NV (1)	80	5,878
CVS Health Corp.	8,689	725,010
Danaher Corp.	5,606	1,504,426
Denali Therapeutics, Inc. (1)	399	31,298
DENTSPLY SIRONA, Inc.	2,337	147,839

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 23

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Dicerna Pharmaceuticals, Inc. (1)	359	13,398
Dynavax Technologies Corp. (1)	786	7,742
Editas Medicine, Inc. (1)	310	17,558
Elanco Animal Health, Inc. Contingent Value Rights (1)(6)(9)	2,012	0
Eli Lilly & Co.	4,153	953,197
Eloxx Pharmaceuticals, Inc. (1)	2,837	5,646
Emergent BioSolutions, Inc. (1)	479	30,172
Endo International PLC (1)	2,246	10,511
Ensign Group, Inc./The	117	10,140
Envista Holdings Corp. (1)	970	41,914
Evelo Biosciences, Inc. (1)	660	9,068
Exact Sciences Corp. (1)	730	90,746
Exelixis, Inc. (1)	1,964	35,784
Fate Therapeutics, Inc. (1)	450	39,056
Fulgent Genetics, Inc. (1)	16	1,476
Galectin Therapeutics, Inc. (1)	727	2,326
Genprex, Inc. (1)	1,467	4,914
Gilead Sciences, Inc.	8,855	609,755
Globus Medical, Inc. (1)	193	14,963
Guardant Health, Inc. (1)	46	5,713
Halozyme Therapeutics, Inc. (1)	20	908
HCA Healthcare, Inc.	1,723	356,213
Hill-Rom Holdings, Inc.	1,919	217,979
Hologic, Inc. (1)	178	11,876
Horizon Therapeutics Plc (1)	5,689	532,718
Humanigen, Inc. (1)	409	7,108
Idera Pharmaceuticals, Inc. (1)	833	1,000
IGM Biosciences, Inc. (1)	51	4,243
Illumina, Inc. (1)	54	25,553
Incyte Corp. (1)	909	76,474
InfuSystem Holdings, Inc. (1)	1,886	39,210
Inogen, Inc. (1)	76	4,953
Insmed, Inc. (1)	461	13,120
Intellia Therapeutics, Inc. (1)	280	45,335
Intra-Cellular Therapies, Inc. (1)	207	8,450
Johnson & Johnson	22,348	3,681,610
Jounce Therapeutics, Inc. (1)	361	2,455
Karuna Therapeutics, Inc. (1)	3	342
Kodiak Sciences, Inc. (1)	268	24,924
La Jolla Pharmaceutical Co. (1)	873	3,736
Ligand Pharmaceuticals, Inc. (1)	11	1,443
MacroGenics, Inc. (1)	288	7,736
Madrigal Pharmaceuticals, Inc. (1)	474	46,172
Mallinckrodt PLC (1)	2,967	860
MannKind Corp. (1)	2,811	15,320
Marinus Pharmaceuticals, Inc. (1)	32	574

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Medtronic PLC	12,952	1,607,732
Merck & Co., Inc.	29,145	2,266,607
Merit Medical Systems, Inc. (1)	492	31,813
Moderna, Inc. (1)	5,023	1,180,305
Morphic Holding, Inc. (1)	15	861
Myriad Genetics, Inc. (1)	72	2,202
Natera, Inc. (1)	720	81,742
National HealthCare Corp.	49	3,425
NextGen Healthcare, Inc. (1)	950	15,761
Novavax, Inc. (1)	315	66,878
Novocure, Ltd. (1)	198	43,920
Oncocyte Corp. (1)	905	5,195
Otonomy, Inc. (1)	2,774	6,186
Owens & Minor, Inc.	180	7,619
Pacific Biosciences of California, Inc. (1)	434	15,177
PerkinElmer, Inc.	880	135,881
Perrigo Co. PLC	3,660	167,811
Pfizer, Inc.	32,875	1,287,385
Precigen, Inc. (1)	946	6,168
Prothena Corp. PLC (1)	227	11,670
PTC Therapeutics, Inc. (1)	260	10,990
Puma Biotechnology, Inc. (1)	1,432	13,146
Regeneron Pharmaceuticals, Inc. (1)	3,346	1,868,875
Rhythm Pharmaceuticals, Inc. (1)	788	15,429
Rigel Pharmaceuticals, Inc. (1)	1,848	8,020
Rocket Pharmaceuticals, Inc. (1)	152	6,732
Royalty Pharma PLC	1,770	72,552
Seagen, Inc. (1)	219	34,576
Sesen Bio, Inc. (1)	171	790
Solid Biosciences, Inc. (1)	36	132
Sorrento Therapeutics, Inc. (1)	1,693	16,405
Spectrum Pharmaceuticals, Inc. (1)	1,088	4,080
SpringWorks Therapeutics, Inc. (1)	156	12,856
STAAR Surgical Co. (1)	324	49,410
Stoke Therapeutics, Inc. (1)	235	7,910
Stryker Corp.	5,727	1,487,474
Sutro Biopharma, Inc. (1)	386	7,176
Tenet Healthcare Corp. (1)	138	9,245
Thermo Fisher Scientific, Inc.	2,559	1,290,939
Translate Bio, Inc. (1)	413	11,374
TransMedics Group, Inc. (1)	23	763
Turning Point Therapeutics, Inc. (1)	360	28,087
Twist Bioscience Corp. (1)	465	61,961
Tyme Technologies, Inc. (1)	549	692
Ultragenyx Pharmaceutical, Inc. (1)	243	23,170
United Therapeutics Corp. (1)	761	136,531
Universal Health Services, Inc.	15	2,196

The accompanying notes are an integral part of these financial statements.

Page 24	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Veeva Systems, Inc. (1)	483	150,189
Verrica Pharmaceuticals, Inc. (1)	294	3,322
Viatris, Inc.	9,003	128,653
ViewRay, Inc. (1)	1,413	9,326
WaVe Life Sciences, Ltd. (1)	457	3,044
Xencor, Inc. (1)	627	21,625
Zentalis Pharmaceuticals, Inc. (1)	65	3,458
Zimmer Biomet Holdings, Inc.	1,802	289,798
ZIOPHARM Oncology, Inc. (1)	1,005	2,653
		31,319,668

Industrials — 4.1%
AAR Corp.	88	3,410
ABM Industries, Inc.	1,764	78,233
Acuity Brands, Inc.	441	82,480
AGCO Corp.	1,058	137,942
Allegiant Travel Co. (1)	34	6,596
Altra Industrial Motion Corp.	206	13,394
ArcBest Corp.	194	11,289
Array Technologies, Inc. (1)	620	9,672
ASGN, Inc. (1)	475	46,042
Atkore, Inc. (1)	408	28,968
Atlas Air Worldwide Holdings, Inc. (1)	56	3,814
Avis Budget Group, Inc. (1)	176	13,709
Axon Enterprise, Inc. (1)	42	7,426
BGSF, Inc.	485	5,985
Boise Cascade Co.	2,968	173,183
Brady Corp.	986	55,255
Builders FirstSource, Inc. (1)	1,031	43,982
Caterpillar, Inc.	2,090	454,847
ChargePoint Holdings, Inc. (1)	1,112	38,631
Comfort Systems USA, Inc.	561	44,201
Covenant Logistics Group, Inc. (1)	574	11,870
CSX Corp.	1,955	62,716
Deere & Co.	2,281	804,532
Echo Global Logistics, Inc. (1)	102	3,135
Emerson Electric Co.	2,776	267,162
Encore Wire Corp.	837	63,436
EnerSys	1,090	106,526
Eos Energy Enterprises, Inc. (1)	62	1,114
FedEx Corp.	1,116	332,936
Franklin Electric Co., Inc.	895	72,155
Genco Shipping & Trading, Ltd.	492	9,289
Generac Holdings, Inc. (1)	323	134,093
General Electric Co.	759	10,216
Graco, Inc.	3,901	295,306
GrafTech International, Ltd.	2,452	28,492

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Granite Construction, Inc.	634	26,330
Harsco Corp. (1)	623	12,722
Hertz Global Holdings, Inc. (1)	134	1,171
Hillenbrand, Inc.	651	28,696
HNI Corp.	378	16,621
Hub Group, Inc. (1)	51	3,365
Huntington Ingalls Industries, Inc.	1,627	342,890
Hyster-Yale Materials Handling, Inc.	270	19,705
JB Hunt Transport Services, Inc.	1,024	166,861
JELD-WEN Holding, Inc. (1)	148	3,886
Korn Ferry	284	20,604
Lawson Products, Inc./DE (1)	40	2,140
Manitowoc Co., Inc./The (1)	493	12,079
ManpowerGroup, Inc.	2,999	356,611
Matson, Inc.	395	25,280
Matthews International Corp.	703	25,280
Maxar Technologies, Inc.	247	9,860
Meritor, Inc. (1)	288	6,745
Mesa Air Group, Inc. (1)	1,252	11,681
Miller Industries, Inc./TN	2,261	89,174
Mueller Industries, Inc.	4,330	187,532
MYR Group, Inc. (1)	138	12,547
National Presto Industries, Inc.	108	10,978
Old Dominion Freight Line, Inc.	166	42,131
Oshkosh Corp.	609	75,906
Owens Corning	1,823	178,472
PAE, Inc. (1)	125	1,113
Parker-Hannifin Corp.	772	237,089
Pitney Bowes, Inc.	597	5,236
Plug Power, Inc. (1)	1,663	56,858
Primoris Services Corp.	1,690	49,737
Quad/Graphics, Inc. (1)	3,694	15,330
Quanta Services, Inc.	9,777	885,503
Regal Beloit Corp.	1,428	190,652
Resideo Technologies, Inc. (1)	700	21,000
REV Group, Inc.	409	6,417
Ryder System, Inc.	1,977	146,950
Saia, Inc. (1)	14	2,933
Shyft Group, Inc./The	647	24,204
SkyWest, Inc. (1)	1,873	80,670
Steelcase, Inc. - Class A	799	12,073
Stem, Inc. (1)	817	29,420
Sterling Construction Co., Inc. (1)	7	169
Terex Corp.	545	25,953
Textainer Group Holdings, Ltd. (1)	724	24,449
Textron, Inc.	2,700	185,679
Titan Machinery, Inc. (1)	334	10,334

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 25

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Triton International, Ltd.	1,540	80,604
Triumph Group, Inc. (1)	1,020	21,165
TrueBlue, Inc. (1)	345	9,698
Tutor Perini Corp. (1)	634	8,781
United Parcel Service, Inc. - Class B	3,013	626,614
United Rentals, Inc. (1)	24	7,656
Univar Solutions, Inc. (1)	354	8,631
Valmont Industries, Inc.	552	130,300
Vectrus, Inc. (1)	1,322	62,914
View, Inc. (1)	246	2,086
Werner Enterprises, Inc.	1,882	83,787
WESCO International, Inc. (1)	130	13,367
Yellow Corp. (1)	1,038	6,757
		8,225,433

Information Technology — 23.4%
3D Systems Corp. (1)	526	21,024
Accenture PLC	557	164,198
Adobe, Inc. (1)	3,126	1,830,711
ADTRAN, Inc.	90	1,859
Alarm.com Holdings, Inc. (1)	919	77,839
Alliance Data Systems Corp.	521	54,283
American Software, Inc./GA	46	1,010
Amkor Technology, Inc.	1,453	34,393
Apple, Inc.	33,197	4,546,661
Applied Materials, Inc.	12,477	1,776,725
Arrow Electronics, Inc. (1)	2,715	309,048
Autodesk, Inc. (1)	1,159	338,312
Avid Technology, Inc. (1)	114	4,463
Avnet, Inc.	4,145	166,132
Belden, Inc.	524	26,499
Bill.com Holdings, Inc. (1)	185	33,888
Broadcom, Inc.	1,656	789,647
Brooks Automation, Inc.	562	53,547
Cadence Design Systems, Inc. (1)	12,938	1,770,177
Calix, Inc. (1)	1,365	64,838
CDK Global, Inc.	8,159	405,421
CDW Corp./DE	1,563	272,978
Cerence, Inc. (1)	446	47,593
ChannelAdvisor Corp. (1)	2,425	59,437
Cisco Systems, Inc./Delaware	20,630	1,093,390
Cloudflare, Inc. (1)	62	6,562
Cognizant Technology Solutions Corp.	7,689	532,540
CommScope Holding Co., Inc. (1)	1,255	26,744
CommVault Systems, Inc. (1)	3,225	252,098
Concentrix Corp. (1)	370	59,496
Conduent, Inc. (1)	3,442	25,815

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Corning, Inc.	6,627	271,044
Crowdstrike Holdings, Inc. (1)	768	193,006
Dell Technologies, Inc. - Class C (1)	477	47,543
Digital Turbine, Inc. (1)	2,278	173,196
DocuSign, Inc. (1)	343	95,893
Dolby Laboratories, Inc.	5,221	513,172
DXC Technology Co. (1)	1,416	55,139
Dynatrace, Inc. (1)	675	39,434
Ebix, Inc.	92	3,119
EPAM Systems, Inc. (1)	1,197	611,619
Fortinet, Inc. (1)	1,387	330,370
Hewlett Packard Enterprise Co.	9,667	140,945
HP, Inc.	24,417	737,149
HubSpot, Inc. (1)	308	179,478
Ideanomics, Inc. (1)	2,037	5,785
Information Services Group, Inc.	3,086	18,053
Intel Corp.	22,444	1,260,006
Intuit, Inc.	6,089	2,984,645
J2 Global, Inc. (1)	2,021	277,989
Jabil, Inc.	6,169	358,542
Kimball Electronics, Inc. (1)	975	21,197
KLA Corp.	4,796	1,554,911
Kopin Corp. (1)	95	777
Lam Research Corp.	1,536	999,475
Manhattan Associates, Inc. (1)	1,311	189,885
Marathon Digital Holdings, Inc. (1)	430	13,489
Mastercard, Inc.	147	53,668
McAfee Corp. (1)	2,425	67,949
Methode Electronics, Inc.	1,040	51,178
Micron Technology, Inc. (1)	4,159	353,432
Microsoft Corp.	38,945	10,550,201
MicroStrategy, Inc. (1)	26	17,277
MicroVision, Inc. (1)	357	5,980
MKS Instruments, Inc.	361	64,240
MoneyGram International, Inc. (1)	727	7,328
NETGEAR, Inc. (1)	135	5,173
NortonLifeLock, Inc.	5,183	141,081
NVIDIA Corp.	2,194	1,755,419
ON Semiconductor Corp. (1)	1,404	53,745
OneSpan, Inc. (1)	396	10,114
Oracle Corp.	12,105	942,253
PagerDuty, Inc. (1)	362	15,414
Palantir Technologies, Inc. (1)	2,560	67,482
Plantronics, Inc. (1)	146	6,093
Priority Technology Holdings, Inc. (1)	395	3,018
Progress Software Corp.	1,584	73,260
Qorvo, Inc. (1)	21	4,109

The accompanying notes are an integral part of these financial statements.

Page 26	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
QUALCOMM, Inc.	9,589	1,370,556
Rimini Street, Inc. (1)	592	3,647
Riot Blockchain, Inc. (1)	380	14,315
salesforce.com, Inc. (1)	3,005	734,031
Sanmina Corp. (1)	65	2,532
ScanSource, Inc. (1)	307	8,636
SecureWorks Corp. (1)	1,127	20,883
Skyworks Solutions, Inc.	760	145,730
SS&C Technologies Holdings, Inc.	11,352	818,025
StarTek, Inc. (1)	1,008	7,187
Teradata Corp. (1)	675	33,730
Teradyne, Inc.	851	114,000
Texas Instruments, Inc.	5,035	968,231
Trade Desk, Inc./The (1)	1,605	124,163
Trimble, Inc. (1)	3,303	270,284
TTEC Holdings, Inc.	515	53,091
Twilio, Inc. - Class A (1)	325	128,102
Ultra Clean Holdings, Inc. (1)	1,015	54,526
Viant Technology, Inc. (1)	773	23,020
Visa, Inc.	3,151	736,767
Wix.com, Ltd. (1)	266	77,214
Xperi Holding Corp.	2,138	47,549
Zebra Technologies Corp. - Class A (1)	443	234,564
Zscaler, Inc. (1)	684	147,785
		46,310,171

Materials — 1.2%
AdvanSix, Inc. (1)	798	23,828
Amyris, Inc. (1)	685	11,213
Avery Dennison Corp.	2,102	441,924
Avient Corp.	496	24,383
Celanese Corp.	873	132,347
Chemours Co./The	578	20,114
Cleveland-Cliffs, Inc. (1)	1,631	35,164
Coeur Mining, Inc. (1)	660	5,861
Commercial Metals Co.	478	14,684
Corteva, Inc.	1,463	64,884
Dow, Inc.	3,077	194,713
Eastman Chemical Co.	57	6,655
Element Solutions, Inc.	934	21,837
Ferroglobe PLC Contingent Value Rights (1)(6)(8)(9)	(2,326)	0
Freeport-McMoRan, Inc.	5,154	191,265
Greif, Inc. - Class A	248	15,016
Hawkins, Inc.	760	24,890
Huntsman Corp.	4,530	120,136
Intrepid Potash, Inc. (1)	105	3,345

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Koppers Holdings, Inc. (1)	1,081	34,970
Kronos Worldwide, Inc.	208	2,979
Louisiana-Pacific Corp.	1,986	119,736
LyondellBasell Industries NV	1,421	146,178
Mosaic Co./The	1,505	48,025
Nucor Corp.	1,106	106,099
O-I Glass, Inc. (1)	774	12,639
Olin Corp.	443	20,493
PPG Industries, Inc.	42	7,130
Ramaco Resources, Inc. (1)	90	492
Rayonier Advanced Materials, Inc. (1)	881	5,894
Reliance Steel & Aluminum Co.	2,157	325,491
Southern Copper Corp.	498	32,031
Steel Dynamics, Inc.	291	17,344
SunCoke Energy, Inc.	659	4,705
Trinseo SA	239	14,302
Tronox Holdings PLC	451	10,102
Westlake Chemical Corp.	1,065	95,946
Westrock Co.	708	37,680
		2,394,495

Real Estate Investment Trust — 2.7%
Altisource Portfolio Solutions SA (1)	1,218	10,828
American Homes 4 Rent	4,032	156,643
American Tower Corp.	1,233	333,083
Ashford Hospitality Trust, Inc.	1,032	4,706
CareTrust REIT, Inc.	1,542	35,821
CatchMark Timber Trust, Inc.	5,866	68,632
Clipper Realty, Inc.	2,259	16,604
Columbia Property Trust, Inc.	261	4,539
CorEnergy Infrastructure Trust, Inc.	2,123	14,054
CorePoint Lodging, Inc. (1)	283	3,028
Corporate Office Properties Trust	3,420	95,726
CubeSmart	7,335	339,757
CyrusOne, Inc.	110	7,867
DiamondRock Hospitality Co. (1)	404	3,919
EastGroup Properties, Inc.	1,055	173,495
Extra Space Storage, Inc.	3,068	502,600
GEO Group, Inc./The	1,082	7,704
Gladstone Commercial Corp.	1,770	39,931
Healthcare Realty Trust, Inc.	12,162	367,292
Healthcare Trust of America, Inc. - Class A	6,416	171,307
Host Hotels & Resorts, Inc. (1)	1,662	28,404
Lamar Advertising Co.	4,299	448,902
Life Storage, Inc.	586	62,907
LTC Properties, Inc.	1,573	60,387
Maui Land & Pineapple Co., Inc. (1)	559	5,998

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 27

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
National Health Investors, Inc.	672	45,058
National Storage Affiliates Trust	24,194	1,223,249
New Senior Investment Group, Inc.	328	2,880
Newmark Group, Inc.	922	11,073
Omega Healthcare Investors, Inc.	1,711	62,092
PotlatchDeltic Corp.	1,086	57,721
Prologis, Inc.	23	2,749
PS Business Parks, Inc.	1,163	172,217
Public Storage	1,887	567,402
Rafael Holdings, Inc. (1)	993	50,693
Stratus Properties, Inc. (1)	205	5,057
Tanger Factory Outlet Centers, Inc. (2)	48	905
Trinity Place Holdings, Inc. (1)	3,358	7,085
Universal Health Realty Income Trust	614	37,792
Urstadt Biddle Properties, Inc.	103	1,996
Welltower, Inc.	109	9,058
Weyerhaeuser Co.	2,553	87,874
		5,309,035
Utilities — 1.8%
AES Corp./The	1,502	39,157
DTE Energy Co.	13,117	1,699,962
Duke Energy Corp.	5,391	532,200
Entergy Corp.	661	65,902
MDU Resources Group, Inc.	4,942	154,882
Portland General Electric Co.	5,904	272,056
Public Service Enterprise Group, Inc.	12,904	770,885
UGI Corp.	2,014	93,254
		3,628,298

Total Common Stocks (United States) - Long (Cost $113,834,693)		160,818,337

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (7)	198	6,116
Total Preferred Stock (United States) (Cost $4,949)		6,116

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(6)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(6)	1	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (1)(6)	11	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (1)(6)	5	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	29	290
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(6)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	47	293
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	23	133
Total Warrants (United States) (Cost $2,879)		716

Money Market Registered Investment Companies — 16.1%
Meeder Institutional Prime Money Market Fund, 0.06% (4)	31,946,897	31,953,286
Morgan Stanley Government Institutional Fund, 0.03% (3)	902	902
Total Money Market Registered Investment Companies (Cost $31,946,784)		31,954,188
Total Investments — Long — 97.2% (Cost $145,789,305)		192,779,357
Other Assets less Liabilities — 2.8%		5,607,352
Total Net Assets — 100.0%		198,386,709

Trustee Deferred Compensation (5)
Meeder Balanced Fund - Retail Class	580	8,126
Meeder Dynamic Allocation Fund - Retail Class	1,356	20,435
Meeder Muirfield Fund - Retail Class	1,727	16,130
Meeder Conservative Allocation Fund - Retail Class	184	4,537
Total Trustee Deferred Compensation (Cost $39,518)		49,228

The accompanying notes are an integral part of these financial statements.

Page 28	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Spectrum Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	204	9/16/2021	23,501,820	(656,506)
Mini MSCI Emerging Markets Index Futures	88	9/16/2021	6,005,120	16,932
Russell 2000 Mini Index Futures	7	9/16/2021	807,730	6,894
Standard & Poors 500 Mini Futures	27	9/16/2021	5,789,610	99,836
E-mini Standard & Poors MidCap 400 Futures	6	9/16/2021	1,615,440	6,275
Total Futures Contracts	332		37,719,720	(526,569)

(1)	Represents non-income producing securities.
(2)	All or a portion of the security is on loan.
(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(5)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(7)	Preferred stock. Dividend rate unknown.
(8)	Short security.
(9)	Expiration date unknown.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 29

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 37.4%
Communication Services — 4.2%
Activision Blizzard, Inc.	1,713	163,489
Alphabet, Inc. - Class A (1)	85	207,552
Alphabet, Inc. - Class C (1)	171	428,581
AMC Entertainment Holdings, Inc. - Class A (1)	165	9,352
AMC Networks, Inc. - Class A (1)	8	534
AT&T, Inc.	7,452	214,469
Cinemark Holdings, Inc. (1)	20	439
Comcast Corp. - Class A	2,087	119,001
Cumulus Media, Inc. (1)	79	1,157
CuriosityStream, Inc. (1)	12	164
DHI Group, Inc. (1)	306	1,034
DISH Network Corp. (1)	10	418
Electronic Arts, Inc.	136	19,561
Facebook, Inc. (1)	915	318,155
Fluent, Inc. (1)	188	551
Gray Television, Inc.	233	5,452
Liberty TripAdvisor Holdings, Inc. (1)	240	977
Lions Gate Entertainment Corp. - Class A (1)	150	3,105
Live Nation Entertainment, Inc. (1)	33	2,890
Magnite, Inc. (1)	48	1,624
Meredith Corp. (1)	17	738
Netflix, Inc. (1)	145	76,590
News Corp. - Class A	293	7,551
Nexstar Media Group, Inc.	121	17,893
Omnicom Group, Inc.	469	37,515
Pinterest, Inc. - Class A (1)	209	16,501
Roku, Inc. - Class A (1)	65	29,851
TEGNA, Inc.	180	3,377
Telephone and Data Systems, Inc.	119	2,697
Twitter, Inc. (1)	272	18,716
Verizon Communications, Inc.	3,385	189,662
ViacomCBS, Inc.	106	4,791
Vimeo, Inc. (1)	48	2,352
Walt Disney Co./The	574	100,892
World Wrestling Entertainment, Inc.	91	5,268
Yelp, Inc. (1)	37	1,479
		2,014,378

Consumer Discretionary — 4.4%
Adient PLC (1)	37	1,672
Alterra Mountain Co. (1)	42	10,156
Amazon.com, Inc. (1)	158	543,545
American Axle & Manufacturing Holdings, Inc. (1)	58	600
American Eagle Outfitters, Inc.	34	1,276

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Public Education, Inc. (1)	31	879
Aptiv PLC (1)	21	3,304
Aramark	202	7,525
Arcimoto, Inc. (1)	68	1,169
AutoNation, Inc. (1)	10	948
Bed Bath & Beyond, Inc. (1)	18	599
Best Buy Co., Inc.	916	105,322
Big Lots, Inc.	59	3,895
Boyd Gaming Corp. (1)	109	6,702
Brinker International, Inc. (1)	36	2,227
Caleres, Inc.	32	873
Camping World Holdings, Inc.	128	5,247
Capri Holdings, Ltd. (1)	130	7,435
Chico’s FAS, Inc. (1)	13	86
Conn’s, Inc. (1)	28	714
Container Store Group, Inc./The (1)	1	13
Crocs, Inc. (1)	230	26,800
Dana, Inc.	236	5,607
Darden Restaurants, Inc.	98	14,307
Del Taco Restaurants, Inc.	36	360
Designer Brands, Inc. (1)	4	66
Dick’s Sporting Goods, Inc.	52	5,210
Dillard’s, Inc. - Class A	3	543
DR Horton, Inc.	458	41,389
eBay, Inc.	83	5,827
Ethan Allen Interiors, Inc.	1	28
Everi Holdings, Inc. (1)	126	3,142
Express, Inc. (1)	13	84
Fiesta Restaurant Group, Inc. (1)	38	510
Foot Locker, Inc.	223	13,743
Ford Motor Co. (1)	1,100	16,346
Fossil Group, Inc. (1)	31	443
Fox Factory Holding Corp. (1)	18	2,802
GameStop Corp. (1)	24	5,139
Gap, Inc./The	133	4,475
General Motors Co. (1)	917	54,259
Genesco, Inc. (1)	8	509
Genius Brands International, Inc. (1)	52	96
G-III Apparel Group, Ltd. (1)	69	2,267
Goodyear Tire & Rubber Co./The (1)	85	1,458
Greenlane Holdings, Inc. (1)	103	460
Group 1 Automotive, Inc.	15	2,316
GrowGeneration Corp. (1)	37	1,780
Hanesbrands, Inc.	149	2,782
Home Depot, Inc./The	859	273,927
Houghton Mifflin Harcourt Co. (1)	57	629
International Game Technology PLC	225	5,391

The accompanying notes are an integral part of these financial statements.

Page 30	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Kohl’s Corp.	133	7,330
Kontoor Brands, Inc.	12	677
L Brands, Inc.	33	2,378
Lands’ End, Inc. (1)	18	739
Lear Corp.	63	11,043
Lennar Corp.	358	35,567
Lovesac Co./The (1)	6	479
Lowe’s Cos., Inc.	981	190,285
M/I Homes, Inc. (1)	169	9,915
Macy’s, Inc. (1)	30	569
McDonald’s Corp.	430	99,326
MGM Resorts International	60	2,559
Modine Manufacturing Co. (1)	77	1,277
Mohawk Industries, Inc. (1)	150	28,829
Nautilus, Inc. (1)	20	337
NIKE, Inc. - Class B	216	33,370
ODP Corp./The (1)	59	2,833
OneWater Marine, Inc.	144	6,052
Overstock.com, Inc. (1)	30	2,766
Party City Holdco, Inc. (1)	30	280
Qurate Retail, Inc. - Class A	315	4,123
RCI Hospitality Holdings, Inc.	18	1,192
Red Rock Resorts, Inc. (1)	77	3,273
Rent-A-Center, Inc./TX	393	20,857
Ross Stores, Inc.	692	85,808
Sally Beauty Holdings, Inc. (1)	100	2,207
Scientific Games Corp. (1)	40	3,098
Shoe Carnival, Inc.	8	573
Signet Jewelers, Ltd.	12	969
Smith & Wesson Brands, Inc.	102	3,539
Sonic Automotive, Inc.	14	626
Sonos, Inc. (1)	38	1,339
Steven Madden, Ltd.	98	4,288
Tapestry, Inc. (1)	196	8,522
Target Corp.	246	59,468
Tempur Sealy International, Inc.	19	745
Tenneco, Inc. (1)	150	2,898
Tesla, Inc. (1)	306	207,988
Texas Roadhouse, Inc.	122	11,736
Thor Industries, Inc.	156	17,628
Town Sports International Holdings, Inc. (1)	378	67
Tractor Supply Co.	3	558
Tupperware Brands Corp. (1)	16	380
Urban Outfitters, Inc. (1)	7	289
Vera Bradley, Inc. (1)	167	2,069
Vista Outdoor, Inc. (1)	11	509
Vuzix Corp. (1)	44	807

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Waitr Holdings, Inc. (1)	169	301
Williams-Sonoma, Inc.	45	7,184
XPEL, Inc. (1)	20	1,677
Zumiez, Inc. (1)	105	5,144
		2,093,355

Consumer Staples — 0.8%
Bunge, Ltd.	1,478	115,506
Celsius Holdings, Inc. (1)	1	76
Conagra Brands, Inc.	471	17,135
Darling Ingredients, Inc. (1)	1,589	107,258
Ingles Markets, Inc.	19	1,107
Kraft Heinz Co./The	1,734	70,713
Performance Food Group Co. (1)	21	1,018
Rite Aid Corp. (1)	1	16
Spectrum Brands Holdings, Inc.	342	29,084
Tyson Foods, Inc.	25	1,844
United Natural Foods, Inc. (1)	25	925
Walgreens Boots Alliance, Inc.	170	8,944
Walmart, Inc.	200	28,204
		381,830

Energy — 1.1%
Aemetis, Inc. (1)	2	22
Amplify Energy Corp. (1)	202	818
Antero Resources Corp. (1)	45	676
APA Corp.	302	6,532
Ardmore Shipping Corp.	46	194
Baker Hughes Co.	271	6,198
Berry Corp.	68	457
Bristow Group, Inc. (1)	2	51
Cactus, Inc.	59	2,166
ChampionX Corp. (1)	146	3,745
Cimarex Energy Co.	143	10,360
Clean Energy Fuels Corp. (1)	112	1,137
ConocoPhillips	571	34,774
CONSOL Energy, Inc. (1)	80	1,478
Contango Oil & Gas Co. (1)	187	808
Continental Resources, Inc./OK	36	1,369
CVR Energy, Inc.	10	180
Delek US Holdings, Inc.	53	1,146
Devon Energy Corp.	576	16,813
DHT Holdings, Inc.	174	1,129
Diamondback Energy, Inc.	104	9,765
Dorian LPG, Ltd. (1)	43	607
EOG Resources, Inc.	257	21,444
Exxon Mobil Corp.	3,760	237,181

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 31

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Frank’s International NV (1)	182	551
Golar LNG, Ltd. (1)	6	80
Goodrich Petroleum Corp. (1)	30	448
Hess Corp.	72	6,287
Laredo Petroleum, Inc. (1)	14	1,299
Magnolia Oil & Gas Corp. (1)	76	1,188
Meta Materials, Inc. (1)	53	397
Nabors Industries, Ltd. (1)	9	1,028
NextDecade Corp. (1)	46	190
Nine Energy Service, Inc. (1)	225	662
Northern Oil and Gas, Inc. (1)	83	1,724
Oceaneering International, Inc. (1)	74	1,152
ONEOK, Inc.	1,215	67,603
Ovintiv, Inc.	173	5,444
PDC Energy, Inc.	48	2,198
Phillips 66	57	4,892
Pioneer Natural Resources Co.	108	17,552
Range Resources Corp. (1)	14	235
Renewable Energy Group, Inc. (1)	3	187
Schlumberger NV	673	21,543
Scorpio Tankers, Inc.	50	1,103
SM Energy Co.	59	1,453
Southwestern Energy Co. (1)	415	2,353
Targa Resources Corp.	711	31,604
Teekay Corp. (1)	121	450
Transocean, Ltd. (1)	140	633
Uranium Energy Corp. (1)	231	614
Westmoreland Coal Co. (1)(7)	539	0
Whiting Petroleum Corp. (1)	36	1,964
World Fuel Services Corp.	97	3,078
		536,962

Financials — 4.1%
Affiliated Managers Group, Inc.	46	7,094
AGNC Investment Corp.	1,831	30,926
Allstate Corp./The	103	13,435
Ally Financial, Inc.	542	27,013
American Express Co.	18	2,974
American Financial Group, Inc./OH	68	8,481
American International Group, Inc.	3,114	148,226
Ameris Bancorp	40	2,025
Annaly Capital Management, Inc.	77	684
Arbor Realty Trust, Inc.	481	8,571
Associated Banc-Corp	766	15,688
Bank of America Corp.	2,831	116,722
Bank of New York Mellon Corp./The	648	33,197
Bank of NT Butterfield & Son, Ltd./The	113	4,006

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Bank OZK	77	3,246
BankUnited, Inc.	118	5,037
Berkshire Hathaway, Inc. - Class B (1)	1,219	338,784
BGC Partners, Inc.	99	561
Capital One Financial Corp.	282	43,623
Charles Schwab Corp./The	581	42,303
Cincinnati Financial Corp.	51	5,948
Citigroup, Inc.	788	55,751
Citizens Financial Group, Inc.	294	13,486
Civista Bancshares, Inc.	51	1,127
CNB Financial Corp./PA	60	1,369
Curo Group Holdings Corp.	52	884
Customers Bancorp, Inc. (1)	9	351
East West Bancorp, Inc.	117	8,388
Elevate Credit, Inc. (1)	87	311
Ellington Financial, Inc.	370	7,086
Evercore, Inc.	133	18,722
Fidelity National Financial, Inc.	348	15,124
Fifth Third Bancorp	770	29,437
First American Financial Corp.	262	16,336
First Choice Bancorp	10	305
First Horizon Corp.	823	14,221
FNB Corp./PA	290	3,576
Granite Point Mortgage Trust, Inc.	68	1,003
Hartford Financial Services Group, Inc./The	189	11,712
Hilltop Holdings, Inc.	171	6,224
Huntington Bancshares, Inc./OH	22	314
Invesco, Ltd.	199	5,319
JPMorgan Chase & Co.	940	146,208
KeyCorp	512	10,573
LendingClub Corp. (1)	72	1,305
Loews Corp.	29	1,585
LPL Financial Holdings, Inc.	6	810
Medley Management, Inc. (1)	21	129
MetLife, Inc.	10	599
Moelis & Co.	89	5,063
Morgan Stanley	798	73,169
Mr Cooper Group, Inc. (1)	257	8,496
NewStar Financial Contingent Value Rights (1)(7)(9)	34	0
Nicolet Bankshares, Inc. (1)	5	352
Northrim BanCorp, Inc.	125	5,344
OneMain Holdings, Inc.	56	3,355
Oppenheimer Holdings, Inc.	61	3,101
PacWest Bancorp	207	8,520
Pinnacle Financial Partners, Inc.	48	4,238
PNC Financial Services Group, Inc./The	186	35,481

The accompanying notes are an integral part of these financial statements.

Page 32	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Popular, Inc.	201	15,085
Progressive Corp./The	1,445	141,913
Pzena Investment Management, Inc.	268	2,951
Radian Group, Inc.	260	5,785
RBB Bancorp	42	1,017
Regions Financial Corp.	845	17,052
Siebert Financial Corp. (1)	14	67
Signature Bank/New York NY	25	6,141
Silvercrest Asset Management Group, Inc.	74	1,113
SLM Corp.	356	7,455
Stewart Information Services Corp.	407	23,073
StoneX Group, Inc. (1)	4	243
SVB Financial Group (1)	30	16,693
Synchrony Financial	2,955	143,377
Synovus Financial Corp.	241	10,575
Tiptree, Inc. - Class A	16	149
Truist Financial Corp.	774	42,957
Umpqua Holdings Corp.	429	7,915
Unum Group	698	19,823
US Bancorp	614	34,980
Valley National Bancorp	84	1,128
Virtus Investment Partners, Inc.	35	9,722
Walker & Dunlop, Inc.	84	8,768
Wells Fargo & Co.	1,457	65,988
Western Alliance Bancorp	78	7,242
Wins Finance Holdings, Inc. (1)	37	93
Wintrust Financial Corp.	27	2,042
Zions Bancorp NA	70	3,700
		1,974,965

Healthcare — 7.0%
Abbott Laboratories	456	52,864
AbbVie, Inc.	1,823	205,343
Abeona Therapeutics, Inc. (1)	95	148
AcelRx Pharmaceuticals, Inc. (1)	50	69
ADMA Biologics, Inc. (1)	28	45
Adverum Biotechnologies, Inc. (1)	139	487
Affimed NV (1)	134	1,139
AgeX Therapeutics, Inc. (1)	13	20
Agilent Technologies, Inc.	723	106,867
Agios Pharmaceuticals, Inc. (1)	72	3,968
Alector, Inc. (1)	65	1,354
Alexion Pharmaceuticals, Inc. (1)	93	17,085
Align Technology, Inc. (1)	45	27,495
Alkermes PLC (1)	91	2,231
Allakos, Inc. (1)	2	171
Amgen, Inc.	608	148,200

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Amneal Pharmaceuticals, Inc. (1)	233	1,193
Anavex Life Sciences Corp. (1)	19	434
Anthem, Inc.	2	764
Apellis Pharmaceuticals, Inc. (1)	22	1,390
Arbutus Biopharma Corp. (1)	389	1,179
Arcutis Biotherapeutics, Inc. (1)	35	955
Arrowhead Pharmaceuticals, Inc. (1)	82	6,791
Arvinas, Inc. (1)	28	2,156
Assertio Holdings, Inc. (1)	132	206
Atara Biotherapeutics, Inc. (1)	9	140
Axogen, Inc. (1)	59	1,275
Beam Therapeutics, Inc. (1)	37	4,762
Beyondspring, Inc. (1)	56	585
BioDelivery Sciences International, Inc. (1)	595	2,130
Biogen, Inc. (1)	384	132,968
Bio-Rad Laboratories, Inc. (1)	22	14,174
Bio-Techne Corp.	24	10,806
Blueprint Medicines Corp. (1)	35	3,079
Bridgebio Pharma, Inc. (1)	24	1,463
Bristol-Myers Squibb Co.	2,620	175,068
Calyxt, Inc. (1)	21	84
CareDx, Inc. (1)	62	5,674
CASI Pharmaceuticals, Inc. (1)	17	26
Catalent, Inc. (1)	158	17,083
Catalyst Pharmaceuticals, Inc. (1)	308	1,771
cbdMD, Inc. (1)	7	20
Centogene NV (1)	74	773
Cerecor, Inc. (1)	297	971
Cerner Corp.	463	36,188
Charles River Laboratories International, Inc. (1)	3	1,110
Chimerix, Inc. (1)	39	312
Community Health Systems, Inc. (1)	65	1,004
Computer Programs and Systems, Inc.	34	1,130
Conformis, Inc. (1)	10	12
CureVac NV (1)	6	441
CVS Health Corp.	1,029	85,860
Danaher Corp.	661	177,386
Denali Therapeutics, Inc. (1)	42	3,294
DENTSPLY SIRONA, Inc.	328	20,749
Dicerna Pharmaceuticals, Inc. (1)	40	1,493
Dynavax Technologies Corp. (1)	102	1,005
Editas Medicine, Inc. (1)	31	1,756
Elanco Animal Health, Inc. Contingent Value Rights (1)(7)(9)	99	0
Eli Lilly & Co.	448	102,825
Eloxx Pharmaceuticals, Inc. (1)	257	511

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 33

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Emergent BioSolutions, Inc. (1)	56	3,527
Endo International PLC (1)	288	1,348
Ensign Group, Inc./The	3	260
Envista Holdings Corp. (1)	11	475
Evelo Biosciences, Inc. (1)	67	921
Exact Sciences Corp. (1)	80	9,945
Exelixis, Inc. (1)	195	3,553
Fate Therapeutics, Inc. (1)	49	4,253
Fulgent Genetics, Inc. (1)	2	184
Galectin Therapeutics, Inc. (1)	63	202
Genprex, Inc. (1)	180	603
Gilead Sciences, Inc.	1,261	86,832
HCA Healthcare, Inc.	177	36,593
Hill-Rom Holdings, Inc.	198	22,491
Hologic, Inc. (1)	66	4,404
Horizon Therapeutics Plc (1)	525	49,161
Humana, Inc.	5	2,214
Humanigen, Inc. (1)	47	817
IGM Biosciences, Inc. (1)	3	250
Inogen, Inc. (1)	11	717
Insmed, Inc. (1)	45	1,281
Intellia Therapeutics, Inc. (1)	32	5,181
Intra-Cellular Therapies, Inc. (1)	18	735
Johnson & Johnson	1,878	309,382
Jounce Therapeutics, Inc. (1)	43	292
Kodiak Sciences, Inc. (1)	27	2,511
La Jolla Pharmaceutical Co. (1)	56	240
MacroGenics, Inc. (1)	40	1,074
Madrigal Pharmaceuticals, Inc. (1)	53	5,163
Mallinckrodt PLC (1)	22	6
MannKind Corp. (1)	309	1,684
Marinus Pharmaceuticals, Inc. (1)	12	215
McKesson Corp.	173	33,085
Medtronic PLC	1,537	190,788
Merck & Co., Inc.	2,656	206,557
Merit Medical Systems, Inc. (1)	56	3,621
Moderna, Inc. (1)	459	107,856
Myriad Genetics, Inc. (1)	3	92
Natera, Inc. (1)	84	9,537
NextGen Healthcare, Inc. (1)	112	1,858
Novavax, Inc. (1)	35	7,431
Novocure, Ltd. (1)	22	4,880
Oncocyte Corp. (1)	95	545
Owens & Minor, Inc.	10	423
Pacific Biosciences of California, Inc. (1)	34	1,189
Palatin Technologies, Inc. (1)	689	420
PerkinElmer, Inc.	85	13,125

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Perrigo Co. PLC	540	24,759
Pfizer, Inc.	3,860	151,158
PolarityTE, Inc. (1)	3	3
Precigen, Inc. (1)	104	678
Prothena Corp. PLC (1)	22	1,131
PTC Therapeutics, Inc. (1)	11	465
Puma Biotechnology, Inc. (1)	164	1,506
Regeneron Pharmaceuticals, Inc. (1)	267	149,130
Rhythm Pharmaceuticals, Inc. (1)	82	1,606
Rocket Pharmaceuticals, Inc. (1)	14	620
Royalty Pharma PLC	327	13,404
Seagen, Inc. (1)	93	14,683
Sesen Bio, Inc. (1)	52	240
Sorrento Therapeutics, Inc. (1)	194	1,880
Spectrum Pharmaceuticals, Inc. (1)	179	671
SpringWorks Therapeutics, Inc. (1)	16	1,319
STAAR Surgical Co. (1)	37	5,643
Stoke Therapeutics, Inc. (1)	22	741
Stryker Corp.	590	153,241
Sutro Biopharma, Inc. (1)	46	855
Tenet Healthcare Corp. (1)	12	804
Thermo Fisher Scientific, Inc.	248	125,109
Translate Bio, Inc. (1)	46	1,267
TransMedics Group, Inc. (1)	6	199
Turning Point Therapeutics, Inc. (1)	32	2,497
Twist Bioscience Corp. (1)	50	6,663
Tyme Technologies, Inc. (1)	70	88
Ultragenyx Pharmaceutical, Inc. (1)	25	2,384
United Therapeutics Corp. (1)	95	17,044
UnitedHealth Group, Inc.	12	4,805
Veeva Systems, Inc. (1)	10	3,110
Verrica Pharmaceuticals, Inc. (1)	73	825
Viatris, Inc.	1,031	14,733
ViewRay, Inc. (1)	189	1,247
WaVe Life Sciences, Ltd. (1)	61	406
West Pharmaceutical Services, Inc.	50	17,955
Xencor, Inc. (1)	73	2,518
Zimmer Biomet Holdings, Inc.	147	23,641
ZIOPHARM Oncology, Inc. (1)	104	275
Zoetis, Inc.	294	54,790
		3,332,496

Industrials — 2.2%
ABM Industries, Inc.	110	4,879
Acuity Brands, Inc.	46	8,603
AGCO Corp.	125	16,298
Altra Industrial Motion Corp.	18	1,170

The accompanying notes are an integral part of these financial statements.

Page 34	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
ArcBest Corp.	23	1,338
Array Technologies, Inc. (1)	61	952
ASGN, Inc. (1)	41	3,974
Atkore, Inc. (1)	46	3,266
Atlas Air Worldwide Holdings, Inc. (1)	9	613
Avis Budget Group, Inc. (1)	20	1,558
Axon Enterprise, Inc. (1)	1	177
BGSF, Inc.	48	592
Boise Cascade Co.	254	14,821
Brady Corp.	113	6,333
Builders FirstSource, Inc. (1)	114	4,863
Caterpillar, Inc.	228	49,620
ChargePoint Holdings, Inc. (1)	126	4,377
Comfort Systems USA, Inc.	6	473
Costamare, Inc.	25	295
Covenant Logistics Group, Inc. (1)	66	1,365
Cummins, Inc.	320	78,019
Deere & Co.	292	102,991
Eagle Bulk Shipping, Inc. (1)	4	189
Eaton Corp. PLC	97	14,373
EMCOR Group, Inc.	269	33,138
Emerson Electric Co.	328	31,567
Encore Wire Corp.	75	5,684
EnerSys	114	11,141
Eos Energy Enterprises, Inc. (1)	7	126
FedEx Corp.	116	34,606
Franklin Electric Co., Inc.	54	4,353
Genco Shipping & Trading, Ltd.	81	1,529
Generac Holdings, Inc. (1)	55	22,833
Graco, Inc.	101	7,646
GrafTech International, Ltd.	284	3,300
Granite Construction, Inc.	34	1,412
Harsco Corp. (1)	71	1,450
Hertz Global Holdings, Inc. (1)	19	166
Hillenbrand, Inc.	58	2,557
HNI Corp.	30	1,319
Huntington Ingalls Industries, Inc.	186	39,200
Hyster-Yale Materials Handling, Inc.	32	2,335
JB Hunt Transport Services, Inc.	90	14,666
Korn Ferry	30	2,177
Lawson Products, Inc./DE (1)	6	321
Manitowoc Co., Inc./The (1)	61	1,495
ManpowerGroup, Inc.	470	55,888
Matson, Inc.	47	3,008
Matthews International Corp.	84	3,021
Maxar Technologies, Inc.	24	958
Mesa Air Group, Inc. (1)	318	2,967

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Miller Industries, Inc./TN	174	6,863
Moog, Inc.	7	588
Mueller Industries, Inc.	360	15,592
MYR Group, Inc. (1)	10	909
National Presto Industries, Inc.	16	1,626
NL Industries, Inc.	11	72
Old Dominion Freight Line, Inc.	25	6,345
Oshkosh Corp.	87	10,844
Owens Corning	80	7,832
Parker-Hannifin Corp.	82	25,183
Pitney Bowes, Inc.	75	658
Plug Power, Inc. (1)	174	5,949
Primoris Services Corp.	614	18,070
Quad/Graphics, Inc. (1)	381	1,581
Quanta Services, Inc.	1,185	107,325
Radiant Logistics, Inc. (1)	67	464
Regal Beloit Corp.	180	24,032
Resideo Technologies, Inc. (1)	67	2,010
REV Group, Inc.	49	769
Rush Enterprises, Inc.	196	8,475
Ryder System, Inc.	194	14,420
Saia, Inc. (1)	1	209
Shyft Group, Inc./The	78	2,918
SkyWest, Inc. (1)	181	7,796
Steelcase, Inc. - Class A	132	1,995
Stem, Inc. (1)	96	3,457
Terex Corp.	61	2,905
Textainer Group Holdings, Ltd. (1)	86	2,904
Textron, Inc.	574	39,474
Titan Machinery, Inc. (1)	25	774
Triton International, Ltd.	119	6,228
Triumph Group, Inc. (1)	142	2,947
TrueBlue, Inc. (1)	36	1,012
Tutor Perini Corp. (1)	54	748
United Parcel Service, Inc. - Class B	349	72,582
Valmont Industries, Inc.	25	5,901
Vectrus, Inc. (1)	46	2,189
View, Inc. (1)	29	246
Werner Enterprises, Inc.	156	6,945
Yellow Corp. (1)	120	781
		1,031,620

Information Technology — 10.7%
3D Systems Corp. (1)	59	2,358
Accenture PLC	83	24,468
Adobe, Inc. (1)	375	219,615
Alarm.com Holdings, Inc. (1)	105	8,894

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 35

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Alliance Data Systems Corp.	55	5,730
American Software, Inc./GA	18	395
Amkor Technology, Inc.	123	2,911
Apple, Inc.	4,576	626,729
Applied Materials, Inc.	1,317	187,541
Arrow Electronics, Inc. (1)	349	39,727
Autodesk, Inc. (1)	160	46,704
Avaya Holdings Corp. (1)	13	350
Avnet, Inc.	649	26,012
Belden, Inc.	49	2,478
Bill.com Holdings, Inc. (1)	17	3,114
Broadcom, Inc.	192	91,553
Cadence Design Systems, Inc. (1)	1,086	148,587
Calix, Inc. (1)	79	3,753
CDK Global, Inc.	870	43,230
CDW Corp./DE	180	31,437
Cerence, Inc. (1)	47	5,015
ChannelAdvisor Corp. (1)	214	5,245
Cisco Systems, Inc./Delaware	2,244	118,932
Cognizant Technology Solutions Corp.	960	66,490
CommScope Holding Co., Inc. (1)	199	4,241
CommVault Systems, Inc. (1)	390	30,486
Concentrix Corp. (1)	48	7,718
Conduent, Inc. (1)	454	3,405
Corning, Inc.	714	29,203
Crowdstrike Holdings, Inc. (1)	86	21,613
Dell Technologies, Inc. - Class C (1)	98	9,768
Digital Turbine, Inc. (1)	175	13,305
DocuSign, Inc. (1)	53	14,817
Dolby Laboratories, Inc.	541	53,175
DXC Technology Co. (1)	162	6,308
Dynatrace, Inc. (1)	71	4,148
Ebix, Inc.	13	441
EPAM Systems, Inc. (1)	172	87,885
Extreme Networks, Inc. (1)	41	458
Fortinet, Inc. (1)	157	37,396
Hewlett Packard Enterprise Co.	643	9,375
HP, Inc.	1,959	59,142
HubSpot, Inc. (1)	36	20,978
Ideanomics, Inc. (1)	240	682
Information Services Group, Inc.	45	263
Intel Corp.	2,691	151,073
International Business Machines Corp.	1,126	165,060
Intuit, Inc.	377	184,794
J2 Global, Inc. (1)	181	24,897
Jabil, Inc.	504	29,292
Kimball Electronics, Inc. (1)	50	1,087

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
KLA Corp.	477	154,648
Kopin Corp. (1)	6	49
Lam Research Corp.	191	124,284
Manhattan Associates, Inc. (1)	163	23,609
Marathon Digital Holdings, Inc. (1)	49	1,537
Mastercard, Inc.	72	26,286
McAfee Corp. (1)	284	7,958
Methode Electronics, Inc.	133	6,545
Micron Technology, Inc. (1)	451	38,326
Microsoft Corp.	3,537	958,173
MicroStrategy, Inc. (1)	4	2,658
MicroVision, Inc. (1)	47	787
MKS Instruments, Inc.	43	7,652
MoneyGram International, Inc. (1)	84	847
NortonLifeLock, Inc.	657	17,884
NVIDIA Corp.	242	193,624
ON Semiconductor Corp. (1)	112	4,287
OneSpan, Inc. (1)	60	1,532
Oracle Corp.	1,404	109,287
PagerDuty, Inc. (1)	41	1,746
Palantir Technologies, Inc. (1)	267	7,038
Plantronics, Inc. (1)	21	876
Priority Technology Holdings, Inc. (1)	59	451
Progress Software Corp.	166	7,678
Qorvo, Inc. (1)	4	783
QUALCOMM, Inc.	1,251	178,805
Rimini Street, Inc. (1)	62	382
Riot Blockchain, Inc. (1)	46	1,733
salesforce.com, Inc. (1)	334	81,586
ScanSource, Inc. (1)	26	731
SecureWorks Corp. (1)	151	2,798
Skyworks Solutions, Inc.	66	12,656
Sonim Technologies, Inc. (1)	194	108
SPS Commerce, Inc. (1)	36	3,595
SS&C Technologies Holdings, Inc.	1,609	115,945
StarTek, Inc. (1)	131	934
Stratasys, Ltd. (1)	82	2,121
Teradata Corp. (1)	76	3,798
Teradyne, Inc.	129	17,281
TESSCO Technologies, Inc. (1)	18	111
Texas Instruments, Inc.	580	111,534
Trade Desk, Inc./The (1)	170	13,151
Trimble, Inc. (1)	343	28,068
TTEC Holdings, Inc.	68	7,010
Twilio, Inc. - Class A (1)	31	12,219
Ultra Clean Holdings, Inc. (1)	63	3,384
Viant Technology, Inc. (1)	88	2,621

The accompanying notes are an integral part of these financial statements.

Page 36	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Visa, Inc.	393	91,891
Wix.com, Ltd. (1)	29	8,418
Xperi Holding Corp.	268	5,960
Zebra Technologies Corp. - Class A (1)	46	24,357
Zscaler, Inc. (1)	78	16,853
		5,128,873

Materials — 0.8%
AdvanSix, Inc. (1)	97	2,896
Amyris, Inc. (1)	78	1,277
Avery Dennison Corp.	239	50,247
Avient Corp.	58	2,851
Celanese Corp.	46	6,974
Chemours Co./The	80	2,784
Cleveland-Cliffs, Inc. (1)	185	3,989
Coeur Mining, Inc. (1)	61	542
Commercial Metals Co.	92	2,826
Corteva, Inc.	148	6,564
Dow, Inc.	370	23,414
Eastman Chemical Co.	85	9,924
Element Solutions, Inc.	50	1,169
Flotek Industries, Inc. (1)	207	358
Freeport-McMoRan, Inc.	615	22,823
Greif, Inc. - Class A	14	848
Hawkins, Inc.	78	2,555
Huntsman Corp.	569	15,090
Intrepid Potash, Inc. (1)	11	350
Koppers Holdings, Inc. (1)	94	3,041
Louisiana-Pacific Corp.	204	12,299
LyondellBasell Industries NV	144	14,813
Mosaic Co./The	169	5,393
Newmont Corp.	1,433	90,824
Nucor Corp.	126	12,087
O-I Glass, Inc. (1)	86	1,404
Olin Corp.	60	2,776
Rayonier Advanced Materials, Inc. (1)	114	763
Reliance Steel & Aluminum Co.	249	37,574
Ryerson Holding Corp. (1)	46	672
Southern Copper Corp.	61	3,924
Steel Dynamics, Inc.	33	1,967
SunCoke Energy, Inc.	111	793
Trinseo SA	28	1,676
Tronox Holdings PLC	68	1,523
Westlake Chemical Corp.	107	9,640
Westrock Co.	80	4,258
		362,908

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Real Estate Investment Trust — 1.2%
Altisource Portfolio Solutions SA (1)	164	1,458
American Homes 4 Rent	421	16,356
American Tower Corp.	166	44,843
Ashford Hospitality Trust, Inc.	121	552
CareTrust REIT, Inc.	190	4,414
CatchMark Timber Trust, Inc.	326	3,814
CBL & Associates Properties, Inc. (1)	792	96
CorEnergy Infrastructure Trust, Inc.	247	1,635
Corporate Office Properties Trust	406	11,364
CubeSmart	825	38,214
CyrusOne, Inc.	22	1,573
DiamondRock Hospitality Co. (1)	35	340
EastGroup Properties, Inc.	80	13,156
Extra Space Storage, Inc.	302	49,474
Getty Realty Corp.	87	2,710
Healthcare Realty Trust, Inc.	939	28,358
Healthcare Trust of America, Inc. - Class A	664	17,729
Host Hotels & Resorts, Inc. (1)	118	2,017
Invitation Homes, Inc.	19	709
Iron Mountain, Inc.	175	7,406
Lamar Advertising Co.	626	65,367
Life Storage, Inc.	69	7,407
LTC Properties, Inc.	501	19,233
Maui Land & Pineapple Co., Inc. (1)	8	86
National Health Investors, Inc.	144	9,655
National Storage Affiliates Trust	2,070	104,659
Newmark Group, Inc.	98	1,177
Omega Healthcare Investors, Inc.	242	8,782
PotlatchDeltic Corp.	136	7,228
PS Business Parks, Inc.	163	24,137
Public Storage	195	58,635
RAIT Financial Trust (1)(7)	287	0
SBA Communications Corp.	56	17,847
Spirit MTA REIT Liquidating Trust (1)(7)(9)	385	0
Stratus Properties, Inc. (1)	29	715
Tanger Factory Outlet Centers, Inc.	7	132
Trinity Place Holdings, Inc. (1)	331	698
Universal Health Realty Income Trust	81	4,986
Weyerhaeuser Co.	368	12,667
		589,629

Utilities — 0.9%
AES Corp./The	246	6,413
DTE Energy Co.	982	127,267
Duke Energy Corp.	703	69,400
Entergy Corp.	111	11,067

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 37

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
MDU Resources Group, Inc.	944	29,585
Portland General Electric Co.	794	36,588
Public Service Enterprise Group, Inc.	1,803	107,711
UGI Corp.	462	21,373
		409,404

Total Common Stocks (United States) (Cost $12,583,327)		17,856,420

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (8)	81	2,502
Total Preferred Stock (United States) (Cost $2,025)		2,502

Warrants (United States) — 0.0%
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (7)	2	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (7)	1	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026	4	40
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024	12	75
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025	9	52
Total Warrants (United States) (Cost $65)		167

Registered Investment Companies — 17.8%
U.S. Fixed Income — 8.5%
Baird Core Plus Bond Fund - Class I	9,252	109,916
Dodge & Cox Income Fund	9,523	136,464
DoubleLine Total Return Bond Fund - Class I	14,665	154,565
Frost Total Return Bond Fund - Class I	17,567	182,169
Guggenheim Total Return Bond Fund - Class I	2,418	70,306
iShares 0-5 Year High Yield Corporate Bond ETF (10)	18,502	852,202
Lord Abbett High Yield Fund - Class I	38,924	296,990
PGIM Total Return Bond Fund - Class R6	6,151	69,815
Pioneer Bond Fund - Class K	13,764	139,426
Segall Bryant & Hamill Plus Bond Fund - Class I	14,509	158,439
SPDR Bloomberg Barclays High Yield Bond ETF (2)(10)	3,250	357,370

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (10)	26,170	721,769
Vanguard Short-Term Bond ETF (10)	3,816	313,523
Xtrackers USD High Yield Corporate Bond ETF (10)	11,840	477,270
		4,040,224

International Fixed Income — 0.9%
iShares JP Morgan USD Emerging Markets Bond ETF (10)	2,368	266,305
Payden Emerging Markets Bond Fund - Class I	8,538	115,184
TCW Emerging Markets Income Fund - Class I	8,652	70,943
		452,432

International Equity — 8.4%
iShares Core MSCI EAFE ETF (10)	42,298	3,166,428
iShares Core MSCI Emerging Markets ETF (10)	12,312	824,783
		3,991,211

Total Registered Investment Companies (Cost $7,067,180)		8,483,867

Money Market Registered Investment Companies — 35.8%
Meeder Institutional Prime Money Market Fund, 0.06% (4)	16,728,623	16,731,969
Morgan Stanley Government Institutional Fund, 0.03% (3)	347,346	347,346
Total Money Market Registered Investment Companies (Cost $17,075,236)		17,079,315

Bank Obligations — 1.6%
First Merchants Bank Deposit Account, 0.30%, 7/1/2021 (5)	248,719	248,719
Metro City Bank Deposit Account, 0.10%, 7/1/2021 (5)	248,345	248,345
Pacific Mercantile Bank Deposit Account, 0.10%, 7/1/2021 (5)	246,946	246,946
Total Bank Obligations (Cost $744,010)		744,010
Total Investments — 92.6% (Cost $37,471,843)		44,166,281
Other Assets less Liabilities — 7.4%		3,528,390
Total Net Assets — 100.0%		47,694,671

The accompanying notes are an integral part of these financial statements.

Page 38	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (6)
Meeder Balanced Fund - Retail Class	1,776	24,882
Meeder Dynamic Allocation Fund - Retail Class	4,559	68,704
Meeder Muirfield Fund - Retail Class	2,092	19,539
Meeder Conservative Allocation Fund - Retail Class	517	12,749
Total Trustee Deferred Compensation (Cost $91,679)		125,874

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	118	9/16/2021	13,594,190	(390,894)
Mini MSCI Emerging Markets Index Futures	50	9/16/2021	3,412,000	8,387
Russell 2000 Mini Index Futures	3	9/16/2021	346,170	(1,229)
Standard & Poors 500 Mini Futures	13	9/16/2021	2,787,590	28,470
E-mini Standard & Poors MidCap 400 Futures	3	9/16/2021	807,720	(8,920)
Total Futures Contracts	187		20,947,670	(364,186)

(1)	Represents non-income producing securities.
(2)	All or a portion of this security is on loan.
(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(5)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(8)	Preferred stock. Dividend rate unknown.
(9)	Expiration date unknown.

(10) Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 39

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 57.0%
Communication Services — 6.5%
Activision Blizzard, Inc.	22,724	2,168,779
Alphabet, Inc. - Class A (1)	1,129	2,756,781
Alphabet, Inc. - Class C (1)	2,278	5,709,397
AMC Entertainment Holdings, Inc. - Class A (1)	2,192	124,243
AMC Networks, Inc. - Class A (1)	118	7,882
AT&T, Inc.	98,813	2,843,838
Cinemark Holdings, Inc. (1)	78	1,712
Comcast Corp. - Class A	37,267	2,124,964
Cumulus Media, Inc. (1)	29	425
DHI Group, Inc. (1)	3,441	11,631
Electronic Arts, Inc.	3,493	502,398
Entravision Communications Corp.	948	6,333
Facebook, Inc. (1)	11,965	4,160,350
Fluent, Inc. (1)	1,788	5,239
Gray Television, Inc.	2,532	59,249
Interpublic Group of Cos., Inc./The	855	27,779
Liberty TripAdvisor Holdings, Inc. (1)	3,347	13,622
Lions Gate Entertainment Corp. - Class A (1)	1,947	40,303
Live Nation Entertainment, Inc. (1)	308	26,978
Magnite, Inc. (1)	707	23,925
Meredith Corp. (1)	267	11,598
Netflix, Inc. (1)	1,883	994,619
News Corp. - Class A	4,606	118,697
Nexstar Media Group, Inc.	1,495	221,081
Omnicom Group, Inc.	3,079	246,289
Pinterest, Inc. - Class A (1)	2,702	213,323
Roku, Inc. - Class A (1)	837	384,392
TEGNA, Inc.	1,227	23,019
Telephone and Data Systems, Inc.	3,387	76,749
Twitter, Inc. (1)	3,466	238,495
Verizon Communications, Inc.	35,205	1,972,536
ViacomCBS, Inc.	1,734	78,377
Vimeo, Inc. (1)	205	10,045
Walt Disney Co./The	9,259	1,627,454
World Wrestling Entertainment, Inc.	1,233	71,378
Yelp, Inc. (1)	482	19,261
		26,923,141

Consumer Discretionary — 6.7%
Adient PLC (1)	474	21,425
Alterra Mountain Co. (1)	553	133,715
Amazon.com, Inc. (1)	2,106	7,244,977
American Axle & Manufacturing Holdings, Inc. (1)	1,409	14,583

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Eagle Outfitters, Inc.	338	12,685
American Public Education, Inc. (1)	488	13,830
Aptiv PLC (1)	91	14,317
Aramark	2,508	93,423
Arcimoto, Inc. (1)	869	14,938
AutoNation, Inc. (1)	140	13,273
Bed Bath & Beyond, Inc. (1)	212	7,057
Best Buy Co., Inc.	10,324	1,187,054
Big Lots, Inc.	998	65,878
Boyd Gaming Corp. (1)	1,451	89,222
Brinker International, Inc. (1)	387	23,936
Caleres, Inc.	442	12,062
Camping World Holdings, Inc.	3,267	133,914
Capri Holdings, Ltd. (1)	1,782	101,913
Chico’s FAS, Inc. (1)	113	744
Conn’s, Inc. (1)	381	9,716
Container Store Group, Inc./The (1)	46	600
Crocs, Inc. (1)	3,039	354,104
Dana, Inc.	3,086	73,323
Darden Restaurants, Inc.	1,366	199,422
Del Taco Restaurants, Inc.	1,134	11,351
Dick’s Sporting Goods, Inc.	1,390	139,264
Dillard’s, Inc. - Class A	41	7,416
DR Horton, Inc.	5,218	471,551
eBay, Inc.	1,865	130,942
Ethan Allen Interiors, Inc.	157	4,333
Everi Holdings, Inc. (1)	1,653	41,226
Express, Inc. (1)	129	837
Fiesta Restaurant Group, Inc. (1)	459	6,164
Foot Locker, Inc.	2,942	181,315
Ford Motor Co. (1)	15,325	227,730
Fossil Group, Inc. (1)	388	5,541
Fox Factory Holding Corp. (1)	191	29,731
GameStop Corp. (1)	317	67,882
Gap, Inc./The	1,670	56,196
General Motors Co. (1)	12,885	762,405
Genesco, Inc. (1)	101	6,432
Genius Brands International, Inc. (1)	482	887
G-III Apparel Group, Ltd. (1)	839	27,570
Goodyear Tire & Rubber Co./The (1)	1,288	22,089
Greenlane Holdings, Inc. (1)	1,347	6,021
Group 1 Automotive, Inc.	180	27,797
GrowGeneration Corp. (1)	473	22,751
H&R Block, Inc.	2,892	67,904
Hanesbrands, Inc.	1,683	31,422
Home Depot, Inc./The	11,398	3,634,708

The accompanying notes are an integral part of these financial statements.

Page 40	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Houghton Mifflin Harcourt Co. (1)	761	8,401
International Game Technology PLC	3,047	73,006
Kohl’s Corp.	1,629	89,774
Kontoor Brands, Inc.	207	11,677
L Brands, Inc.	363	26,158
Lands’ End, Inc. (1)	240	9,852
Lear Corp.	782	137,069
Lennar Corp.	4,213	418,562
Lovesac Co./The (1)	78	6,224
Lowe’s Cos., Inc.	13,021	2,525,683
M/I Homes, Inc. (1)	2,223	130,423
Macy’s, Inc. (1)	672	12,741
MarineMax, Inc. (1)	476	23,200
McDonald’s Corp.	6,239	1,441,147
MGM Resorts International	793	33,821
Modine Manufacturing Co. (1)	1,348	22,363
Mohawk Industries, Inc. (1)	848	162,977
Nautilus, Inc. (1)	366	6,167
NIKE, Inc. - Class B	3,101	479,073
ODP Corp./The (1)	814	39,080
OneWater Marine, Inc.	1,216	51,108
Overstock.com, Inc. (1)	384	35,405
Party City Holdco, Inc. (1)	387	3,611
Penske Automotive Group, Inc.	1,832	138,298
Qurate Retail, Inc. - Class A	4,274	55,947
RCI Hospitality Holdings, Inc.	292	19,330
Red Rock Resorts, Inc. (1)	990	42,075
Rent-A-Center, Inc./TX	5,916	313,962
Ross Stores, Inc.	8,885	1,101,740
Sally Beauty Holdings, Inc. (1)	1,477	32,597
Scientific Games Corp. (1)	550	42,592
Shoe Carnival, Inc.	184	13,173
Signet Jewelers, Ltd.	172	13,896
Smith & Wesson Brands, Inc.	1,468	50,940
Sonic Automotive, Inc.	386	17,270
Sonos, Inc. (1)	1,214	42,769
Steven Madden, Ltd.	880	38,509
Tapestry, Inc. (1)	2,701	117,439
Target Corp.	3,091	747,218
Tempur Sealy International, Inc.	333	13,050
Tenneco, Inc. (1)	2,282	44,088
Tesla, Inc. (1)	4,226	2,872,412
Texas Roadhouse, Inc.	1,849	177,874
Thor Industries, Inc.	1,445	163,285
Town Sports International Holdings, Inc. (1)	1,777	316
Tupperware Brands Corp. (1)	198	4,703

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Urban Outfitters, Inc. (1)	96	3,957
Vera Bradley, Inc. (1)	1,925	23,851
Vista Outdoor, Inc. (1)	110	5,091
Vuzix Corp. (1)	551	10,111
Waitr Holdings, Inc. (1)	2,001	3,562
Williams-Sonoma, Inc.	601	95,950
Winnebago Industries, Inc.	1,584	107,649
Zumiez, Inc. (1)	1,456	71,329
		27,960,081

Consumer Staples — 1.0%
Albertsons Cos., Inc.	4,425	86,996
Bunge, Ltd.	19,796	1,547,057
Conagra Brands, Inc.	4,881	177,571
Darling Ingredients, Inc. (1)	8,665	584,888
Ingles Markets, Inc.	146	8,507
Kraft Heinz Co./The	14,565	593,961
Performance Food Group Co. (1)	308	14,935
Spectrum Brands Holdings, Inc.	4,592	390,504
Tyson Foods, Inc.	1,009	74,424
United Natural Foods, Inc. (1)	359	13,276
Walgreens Boots Alliance, Inc.	1,781	93,698
Walmart, Inc.	2,862	403,599
		3,989,416

Energy — 1.7%
Aemetis, Inc. (1)	28	313
Amplify Energy Corp. (1)	2,733	11,069
Antero Resources Corp. (1)	757	11,378
APA Corp.	3,528	76,311
Ardmore Shipping Corp.	588	2,481
Baker Hughes Co.	3,111	71,149
Berry Corp.	185	1,243
Cactus, Inc.	933	34,260
Centennial Resource Development, Inc./DE (1)	80	542
ChampionX Corp. (1)	481	12,338
Chevron Corp.	3,338	349,622
Cimarex Energy Co.	2,033	147,291
Clean Energy Fuels Corp. (1)	1,557	15,804
ConocoPhillips	7,767	473,010
CONSOL Energy, Inc. (1)	1,079	19,929
Contango Oil & Gas Co. (1)	2,411	10,416
Continental Resources, Inc./OK	479	18,216
CVR Energy, Inc.	196	3,520
Delek US Holdings, Inc.	673	14,550

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 41

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Devon Energy Corp.	6,568	191,720
DHT Holdings, Inc.	1,006	6,529
Diamondback Energy, Inc.	1,263	118,583
Dorian LPG, Ltd. (1)	557	7,865
EOG Resources, Inc.	3,457	288,452
Exxon Mobil Corp.	42,345	2,671,123
Frank’s International NV (1)	2,858	8,660
Golar LNG, Ltd. (1)	126	1,670
Goodrich Petroleum Corp. (1)	118	1,762
Hallador Energy Co. (1)	1,603	4,320
Hess Corp.	926	80,858
Kinder Morgan, Inc.	927	16,899
Laredo Petroleum, Inc. (1)	179	16,609
Magnolia Oil & Gas Corp. (1)	839	13,114
Matador Resources Co.	3	108
Meta Materials, Inc. (1)	696	5,213
Nabors Industries, Ltd. (1)	132	15,080
NextDecade Corp. (1)	590	2,437
Nine Energy Service, Inc. (1)	3,175	9,335
Northern Oil and Gas, Inc. (1)	1,179	24,488
Oceaneering International, Inc. (1)	945	14,714
ONEOK, Inc.	13,995	778,682
Ovintiv, Inc.	2,247	70,713
PDC Energy, Inc.	689	31,549
Phillips 66	468	40,164
Pioneer Natural Resources Co.	1,575	255,969
Range Resources Corp. (1)	261	4,374
Schlumberger NV	9,170	293,532
Scorpio Tankers, Inc.	646	14,244
SM Energy Co.	650	16,010
Southwestern Energy Co. (1)	5,605	31,780
Targa Resources Corp.	10,316	458,546
Teekay Corp. (1)	1,504	5,595
Teekay Tankers, Ltd. (1)	91	1,312
Transocean, Ltd. (1)	1,866	8,434
Uranium Energy Corp. (1)	3,172	8,438
W&T Offshore, Inc. (1)	144	698
Whiting Petroleum Corp. (1)	557	30,384
World Fuel Services Corp.	1,233	39,123
		6,862,528

Financials — 6.5%
Affiliated Managers Group, Inc.	658	101,470
Aflac, Inc.	2,367	127,013
AGNC Investment Corp.	27,784	469,272
Allstate Corp./The	2,668	348,014

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Ally Financial, Inc.	8,481	422,693
American Express Co.	279	46,099
American Financial Group, Inc./OH	1,105	137,816
American International Group, Inc.	35,866	1,707,222
Ameris Bancorp	468	23,695
Annaly Capital Management, Inc.	2,995	26,596
Arbor Realty Trust, Inc.	6,547	116,668
Associated Banc-Corp	8,534	174,776
Athene Holding, Ltd. (1)	2,294	154,845
B Riley Financial, Inc.	3,658	276,179
Bank of America Corp.	35,537	1,465,191
Bank of New York Mellon Corp./The	7,989	409,276
Bank of NT Butterfield & Son, Ltd./The	2,896	102,663
Bank OZK	1,231	51,899
BankUnited, Inc.	2,087	89,094
Berkshire Hathaway, Inc. - Class B (1)	16,219	4,507,584
BGC Partners, Inc.	606	3,436
Cadence BanCorp (1)	1,849	38,607
Capital Bancorp, Inc. (1)	130	2,659
Capital One Financial Corp.	3,848	595,247
Charles Schwab Corp./The	6,991	509,015
Cincinnati Financial Corp.	1,033	120,468
Citigroup, Inc.	10,392	735,234
Citizens Financial Group, Inc.	4,662	213,846
Civista Bancshares, Inc.	664	14,674
CNB Financial Corp./PA	704	16,065
Curo Group Holdings Corp.	3,701	62,917
East West Bancorp, Inc.	1,714	122,877
Ellington Financial, Inc.	4,199	80,411
Evercore, Inc.	2,109	296,884
Fidelity National Financial, Inc.	7,170	311,608
Fifth Third Bancorp	10,839	414,375
First American Financial Corp.	3,646	227,328
First Choice Bancorp	84	2,558
First Horizon Corp.	9,874	170,623
FNB Corp./PA	5,184	63,919
Granite Point Mortgage Trust, Inc.	385	5,679
Hartford Financial Services Group, Inc./The	2,605	161,432
Hilltop Holdings, Inc.	2,134	77,678
Invesco, Ltd.	2,576	68,856
JPMorgan Chase & Co.	11,984	1,863,991
KeyCorp	5,324	109,941
LendingClub Corp. (1)	910	16,498
Loews Corp.	1,270	69,406
Medley Management, Inc. (1)	101	622
MetLife, Inc.	6,095	364,786

The accompanying notes are an integral part of these financial statements.

Page 42	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Moelis & Co.	893	50,803
Morgan Stanley	9,396	861,519
Mr Cooper Group, Inc. (1)	2,498	82,584
Nicolet Bankshares, Inc. (1)	297	20,891
Northrim BanCorp, Inc.	1,346	57,542
OneMain Holdings, Inc.	1,020	61,108
Oppenheimer Holdings, Inc.	1,524	77,480
PacWest Bancorp	2,039	83,925
Pinnacle Financial Partners, Inc.	23	2,031
PNC Financial Services Group, Inc./The	2,276	434,170
Popular, Inc.	1,607	120,605
Progressive Corp./The	13,225	1,298,827
Pzena Investment Management, Inc.	3,249	35,771
Radian Group, Inc.	3,718	82,726
RBB Bancorp	2,913	70,553
Regions Financial Corp.	15,574	314,283
Siebert Financial Corp. (1)	248	1,193
Signature Bank/New York NY	287	70,502
Silvercrest Asset Management Group, Inc.	283	4,256
SLM Corp.	4,664	97,664
Stewart Information Services Corp.	6,018	341,160
StoneX Group, Inc. (1)	129	7,826
SVB Financial Group (1)	381	212,000
Synchrony Financial	38,349	1,860,693
Synovus Financial Corp.	3,005	131,859
Tiptree, Inc. - Class A	152	1,414
Truist Financial Corp.	9,943	551,837
Umpqua Holdings Corp.	4,555	84,040
Unum Group	17,942	509,553
US Bancorp	11,410	650,028
Valley National Bancorp	1,044	14,021
Virtus Investment Partners, Inc.	571	158,607
Walker & Dunlop, Inc.	1,568	163,668
Wells Fargo & Co.	19,130	866,398
Western Alliance Bancorp	1,069	99,257
Wintrust Financial Corp.	461	34,865
Zions Bancorp NA	1,232	65,124
		27,080,488

Healthcare — 10.6%
Abbott Laboratories	7,963	923,151
AbbVie, Inc.	20,657	2,326,804
Abeona Therapeutics, Inc. (1)	864	1,348
AcelRx Pharmaceuticals, Inc. (1)	4	6
ADMA Biologics, Inc. (1)	94	150
Adverum Biotechnologies, Inc. (1)	1,204	4,214

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Affimed NV (1)	1,771	15,054
Agilent Technologies, Inc.	7,087	1,047,529
Agios Pharmaceuticals, Inc. (1)	1,005	55,386
Alector, Inc. (1)	739	15,393
Alexion Pharmaceuticals, Inc. (1)	976	179,301
Align Technology, Inc. (1)	656	400,816
Alkermes PLC (1)	1,978	48,501
Allakos, Inc. (1)	35	2,988
AmerisourceBergen Corp.	96	10,991
Amgen, Inc.	7,165	1,746,469
Amneal Pharmaceuticals, Inc. (1)	3,573	18,294
Anavex Life Sciences Corp. (1)	67	1,532
Apellis Pharmaceuticals, Inc. (1)	329	20,793
Arbutus Biopharma Corp. (1)	4,684	14,193
Arcutis Biotherapeutics, Inc. (1)	460	12,553
Arrowhead Pharmaceuticals, Inc. (1)	1,060	87,789
Arvinas, Inc. (1)	449	34,573
Assertio Holdings, Inc. (1)	726	1,133
Avid Bioservices, Inc. (1)	656	16,826
Axogen, Inc. (1)	614	13,269
Baxter International, Inc.	795	63,998
Beam Therapeutics, Inc. (1)	549	70,662
Becton Dickinson and Co.	1,088	264,591
Beyondspring, Inc. (1)	614	6,410
BioDelivery Sciences International, Inc. (1)	4,471	16,006
Biogen, Inc. (1)	3,112	1,077,592
Bio-Rad Laboratories, Inc. (1)	128	82,469
Blueprint Medicines Corp. (1)	453	39,846
Bridgebio Pharma, Inc. (1)	220	13,411
Bristol-Myers Squibb Co.	31,586	2,110,577
Bruker Corp.	301	22,870
Cardinal Health, Inc.	1,576	89,974
CareDx, Inc. (1)	808	73,948
CASI Pharmaceuticals, Inc. (1)	685	1,062
Catalent, Inc. (1)	3,096	334,740
Catalyst Pharmaceuticals, Inc. (1)	2,831	16,278
Centene Corp. (1)	642	46,821
Centogene NV (1)	1,080	11,275
Cerecor, Inc. (1)	4,062	13,283
Cerner Corp.	14,805	1,157,159
Charles River Laboratories International, Inc. (1)	578	213,814
Chimerix, Inc. (1)	649	5,192
Community Health Systems, Inc. (1)	728	11,240
CureVac NV (1)	4	294
CVS Health Corp.	13,249	1,105,497

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 43

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
CytomX Therapeutics, Inc. (1)	50	317
Danaher Corp.	6,978	1,872,616
Denali Therapeutics, Inc. (1)	552	43,299
DENTSPLY SIRONA, Inc.	514	32,516
Dicerna Pharmaceuticals, Inc. (1)	429	16,010
Dynavax Technologies Corp. (1)	682	6,718
Editas Medicine, Inc. (1)	345	19,541
Elanco Animal Health, Inc. Contingent Value Rights (1)(7)(9)	1,792	0
Eli Lilly & Co.	6,263	1,437,484
Eloxx Pharmaceuticals, Inc. (1)	4,480	8,915
Emergent BioSolutions, Inc. (1)	706	44,471
Endo International PLC (1)	4,154	19,441
Enochian Biosciences, Inc. (1)	99	492
Ensign Group, Inc./The	9	780
Envista Holdings Corp. (1)	446	19,272
Evelo Biosciences, Inc. (1)	998	13,713
Exact Sciences Corp. (1)	1,062	132,017
Exelixis, Inc. (1)	3,483	63,460
Fate Therapeutics, Inc. (1)	661	57,368
Fulgent Genetics, Inc. (1)	32	2,951
Galectin Therapeutics, Inc. (1)	952	3,046
Genprex, Inc. (1)	2,193	7,347
Gilead Sciences, Inc.	14,866	1,023,673
Halozyme Therapeutics, Inc. (1)	55	2,498
HCA Healthcare, Inc.	2,126	439,529
Hill-Rom Holdings, Inc.	1,607	182,539
Hologic, Inc. (1)	2,210	147,451
Horizon Therapeutics Plc (1)	2,831	265,095
Humanigen, Inc. (1)	552	9,594
IGM Biosciences, Inc. (1)	42	3,494
Illumina, Inc. (1)	34	16,089
Incyte Corp. (1)	676	56,872
Inogen, Inc. (1)	133	8,668
Insmed, Inc. (1)	217	6,176
Intellia Therapeutics, Inc. (1)	429	69,459
Intra-Cellular Therapies, Inc. (1)	362	14,777
Intuitive Surgical, Inc. (1)	308	283,249
IQVIA Holdings, Inc. (1)	462	111,952
Jazz Pharmaceuticals PLC (1)	296	52,581
Johnson & Johnson	24,914	4,104,332
Jounce Therapeutics, Inc. (1)	674	4,583
Kodiak Sciences, Inc. (1)	274	25,482
La Jolla Pharmaceutical Co. (1)	706	3,022
Lexicon Pharmaceuticals, Inc. (1)	436	2,001
Ligand Pharmaceuticals, Inc. (1)	54	7,084

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
MacroGenics, Inc. (1)	492	13,215
Madrigal Pharmaceuticals, Inc. (1)	662	64,485
MannKind Corp. (1)	3,790	20,656
Marinus Pharmaceuticals, Inc. (1)	94	1,686
McKesson Corp.	1,919	366,990
Medtronic PLC	20,795	2,581,283
Merck & Co., Inc.	30,990	2,410,092
Merit Medical Systems, Inc. (1)	841	54,379
Moderna, Inc. (1)	4,417	1,037,907
Myriad Genetics, Inc. (1)	93	2,844
Natera, Inc. (1)	1,184	134,420
NextGen Healthcare, Inc. (1)	1,409	23,375
Novavax, Inc. (1)	465	98,724
Novocure, Ltd. (1)	363	80,521
Oncocyte Corp. (1)	437	2,508
Owens & Minor, Inc.	495	20,953
Pacific Biosciences of California, Inc. (1)	451	15,771
Palatin Technologies, Inc. (1)	3,025	1,845
PerkinElmer, Inc.	1,197	184,829
Perrigo Co. PLC	5,856	268,498
Pfizer, Inc.	45,082	1,765,411
Precigen, Inc. (1)	1,400	9,128
Prothena Corp. PLC (1)	318	16,348
Puma Biotechnology, Inc. (1)	2,320	21,298
Regeneron Pharmaceuticals, Inc. (1)	2,488	1,389,648
Rhythm Pharmaceuticals, Inc. (1)	1,329	26,022
Rocket Pharmaceuticals, Inc. (1)	117	5,182
Royalty Pharma PLC	3,525	144,490
Sage Therapeutics, Inc. (1)	438	24,883
Seagen, Inc. (1)	1,059	167,195
Signify Health, Inc. (1)	110	3,347
Sorrento Therapeutics, Inc. (1)	2,502	24,244
Spectrum Pharmaceuticals, Inc. (1)	2,244	8,415
SpringWorks Therapeutics, Inc. (1)	254	20,932
STAAR Surgical Co. (1)	479	73,048
STERIS PLC	202	41,673
Stoke Therapeutics, Inc. (1)	249	8,381
Stryker Corp.	8,191	2,127,448
Sutro Biopharma, Inc. (1)	620	11,526
Thermo Fisher Scientific, Inc.	2,942	1,484,151
Translate Bio, Inc. (1)	516	14,211
TransMedics Group, Inc. (1)	63	2,090
Turning Point Therapeutics, Inc. (1)	473	36,903
Twist Bioscience Corp. (1)	668	89,011
Tyme Technologies, Inc. (1)	739	931
Ultragenyx Pharmaceutical, Inc. (1)	311	29,654

The accompanying notes are an integral part of these financial statements.

Page 44	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
United Therapeutics Corp. (1)	1,399	250,995
UnitedHealth Group, Inc.	3,795	1,519,670
Veeva Systems, Inc. (1)	712	221,396
Verrica Pharmaceuticals, Inc. (1)	911	10,294
Viatris, Inc.	13,312	190,228
ViewRay, Inc. (1)	2,193	14,474
Voyager Therapeutics, Inc. (1)	1	4
WaVe Life Sciences, Ltd. (1)	230	1,532
West Pharmaceutical Services, Inc.	749	268,966
Xencor, Inc. (1)	765	26,385
Zimmer Biomet Holdings, Inc.	3,861	620,926
ZIOPHARM Oncology, Inc. (1)	948	2,503
Zoetis, Inc.	8,034	1,497,216
		44,045,179

Industrials — 2.9%
ABM Industries, Inc.	1,886	83,644
Acuity Brands, Inc.	658	123,066
AGCO Corp.	1,446	188,529
Allegiant Travel Co. (1)	133	25,802
Altra Industrial Motion Corp.	274	17,815
ArcBest Corp.	314	18,272
Array Technologies, Inc. (1)	428	6,677
ASGN, Inc. (1)	710	68,820
Atkore, Inc. (1)	597	42,387
Atlas Air Worldwide Holdings, Inc. (1)	1	68
Avis Budget Group, Inc. (1)	247	19,239
BGSF, Inc.	665	8,206
Boise Cascade Co.	4,989	291,108
Brady Corp.	1,596	89,440
Builders FirstSource, Inc. (1)	1,520	64,843
Caterpillar, Inc.	3,079	670,083
ChargePoint Holdings, Inc. (1)	1,755	60,969
Comfort Systems USA, Inc.	487	38,371
Covenant Logistics Group, Inc. (1)	935	19,336
Deere & Co.	3,755	1,324,426
Eagle Bulk Shipping, Inc. (1)	32	1,514
EMCOR Group, Inc.	1,562	192,423
Emerson Electric Co.	4,303	414,121
Encore Wire Corp.	627	47,520
EnerSys	1,506	147,181
Eos Energy Enterprises, Inc. (1)	73	1,311
FedEx Corp.	1,532	457,042
Franklin Electric Co., Inc.	640	51,597
Genco Shipping & Trading, Ltd.	867	16,369
Generac Holdings, Inc. (1)	557	231,239

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Graco, Inc.	4,870	368,659
GrafTech International, Ltd.	3,775	43,866
Granite Construction, Inc.	639	26,538
Harsco Corp. (1)	622	12,701
Hertz Global Holdings, Inc. (1)	244	2,133
Hillenbrand, Inc.	1,299	57,260
HNI Corp.	577	25,371
Huntington Ingalls Industries, Inc.	2,852	601,059
Hyliion Holdings Corp. (1)	53	617
Hyster-Yale Materials Handling, Inc.	412	30,068
JB Hunt Transport Services, Inc.	914	148,936
Korn Ferry	690	50,060
Lawson Products, Inc./DE (1)	97	5,190
Manitowoc Co., Inc./The (1)	879	21,536
ManpowerGroup, Inc.	6,874	817,387
Matson, Inc.	675	43,200
Matthews International Corp.	544	19,562
Maxar Technologies, Inc.	207	8,263
Mesa Air Group, Inc. (1)	1,933	18,035
Miller Industries, Inc./TN	1,780	70,203
Mueller Industries, Inc.	5,057	219,019
MYR Group, Inc. (1)	422	38,368
National Presto Industries, Inc.	219	22,261
Oshkosh Corp.	1,049	130,747
Owens Corning	2,082	203,828
Parker-Hannifin Corp.	998	306,496
Pitney Bowes, Inc.	895	7,849
Plug Power, Inc. (1)	2,394	81,851
Primoris Services Corp.	2,946	86,701
Quad/Graphics, Inc. (1)	4,894	20,310
Quanta Services, Inc.	14,985	1,357,191
Regal Beloit Corp.	2,169	289,583
Resideo Technologies, Inc. (1)	1,078	32,340
REV Group, Inc.	644	10,104
Rush Enterprises, Inc.	2,943	127,255
Ryder System, Inc.	2,744	203,962
Shyft Group, Inc./The	983	36,774
SkyWest, Inc. (1)	2,208	95,099
Steelcase, Inc. - Class A	1,270	19,190
Stem, Inc. (1)	1,240	44,652
Terex Corp.	772	36,763
Textainer Group Holdings, Ltd. (1)	1,154	38,971
Textron, Inc.	3,334	229,279
Titan Machinery, Inc. (1)	281	8,694
Triton International, Ltd.	1,454	76,102
Triumph Group, Inc. (1)	1,305	27,079

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 45

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
TrueBlue, Inc. (1)	353	9,923
Tutor Perini Corp. (1)	1,224	16,952
United Parcel Service, Inc. - Class B	4,754	988,689
Valmont Industries, Inc.	431	101,738
Vectrus, Inc. (1)	631	30,029
View, Inc. (1)	131	1,111
Werner Enterprises, Inc.	2,017	89,797
Yellow Corp. (1)	1,524	9,921
		12,090,690

Information Technology — 16.7%
3D Systems Corp. (1)	770	30,777
Accenture PLC	1,503	443,069
Adobe, Inc. (1)	5,174	3,030,101
Alarm.com Holdings, Inc. (1)	1,478	125,187
Alliance Data Systems Corp.	706	73,558
American Software, Inc./GA	145	3,184
Amkor Technology, Inc.	1,258	29,777
Apple, Inc.	64,783	8,872,680
Applied Materials, Inc.	17,479	2,489,010
Arrow Electronics, Inc. (1)	3,762	428,228
Autodesk, Inc. (1)	2,006	585,551
Avaya Holdings Corp. (1)	613	16,490
Avnet, Inc.	7,484	299,959
Belden, Inc.	477	24,122
Bill.com Holdings, Inc. (1)	229	41,948
Broadcom, Inc.	2,367	1,128,680
Cadence Design Systems, Inc. (1)	14,406	1,971,029
Calix, Inc. (1)	1,494	70,965
CDK Global, Inc.	9,118	453,073
CDW Corp./DE	3,620	632,233
Cerence, Inc. (1)	596	63,599
ChannelAdvisor Corp. (1)	3,182	77,991
Cisco Systems, Inc./Delaware	31,351	1,661,603
Cloudflare, Inc. (1)	28	2,964
Cognizant Technology Solutions Corp.	13,241	917,072
CommScope Holding Co., Inc. (1)	2,051	43,707
CommVault Systems, Inc. (1)	8,091	632,473
Concentrix Corp. (1)	614	98,731
Conduent, Inc. (1)	5,154	38,655
Corning, Inc.	9,966	407,609
Crowdstrike Holdings, Inc. (1)	1,148	288,504
Dell Technologies, Inc. - Class C (1)	587	58,506
Digital Turbine, Inc. (1)	3,520	267,626
DocuSign, Inc. (1)	909	254,129
Dolby Laboratories, Inc.	8,889	873,700

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
DXC Technology Co. (1)	2,039	79,399
Dynatrace, Inc. (1)	841	49,131
Ebix, Inc.	135	4,577
EPAM Systems, Inc. (1)	2,153	1,100,097
Extreme Networks, Inc. (1)	330	3,683
Fortinet, Inc. (1)	2,140	509,727
Hewlett Packard Enterprise Co.	12,000	174,960
HP, Inc.	26,841	810,330
HubSpot, Inc. (1)	532	310,007
Ideanomics, Inc. (1)	2,914	8,276
Intel Corp.	32,461	1,822,361
International Business Machines Corp.	9,713	1,423,829
Intuit, Inc.	5,008	2,454,771
J2 Global, Inc. (1)	4,233	582,249
Jabil, Inc.	6,393	371,561
Kimball Electronics, Inc. (1)	898	19,523
KLA Corp.	5,351	1,734,848
Lam Research Corp.	2,763	1,797,884
Manhattan Associates, Inc. (1)	2,507	363,114
Marathon Digital Holdings, Inc. (1)	626	19,638
Mastercard, Inc.	1,862	679,798
McAfee Corp. (1)	4,292	120,262
Methode Electronics, Inc.	1,861	91,580
Micron Technology, Inc. (1)	5,574	473,679
Microsoft Corp.	46,931	12,713,608
MicroStrategy, Inc. (1)	46	30,567
MicroVision, Inc. (1)	829	13,886
MKS Instruments, Inc.	612	108,905
MoneyGram International, Inc. (1)	1,111	11,199
NortonLifeLock, Inc.	10,337	281,373
NVIDIA Corp.	3,226	2,581,123
ON Semiconductor Corp. (1)	1,742	66,684
OneSpan, Inc. (1)	402	10,267
Oracle Corp.	19,158	1,491,259
PagerDuty, Inc. (1)	260	11,071
Palantir Technologies, Inc. (1)	4,661	122,864
Plantronics, Inc. (1)	240	10,015
Priority Technology Holdings, Inc. (1)	851	6,502
Progress Software Corp.	1,907	88,199
PTC, Inc. (1)	357	50,430
Qorvo, Inc. (1)	319	62,412
QUALCOMM, Inc.	15,458	2,209,412
Rimini Street, Inc. (1)	1,223	7,534
Riot Blockchain, Inc. (1)	554	20,869
salesforce.com, Inc. (1)	4,355	1,063,796
SecureWorks Corp. (1)	1,755	32,520

The accompanying notes are an integral part of these financial statements.

Page 46	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Skyworks Solutions, Inc.	1,101	211,117
SPS Commerce, Inc. (1)	2,195	219,171
SS&C Technologies Holdings, Inc.	18,584	1,339,163
StarTek, Inc. (1)	1,269	9,048
Stratasys, Ltd. (1)	1,083	28,006
Synopsys, Inc. (1)	1,702	469,395
Teradata Corp. (1)	935	46,722
Teradyne, Inc.	2,247	301,008
TESSCO Technologies, Inc. (1)	129	793
Texas Instruments, Inc.	8,200	1,576,860
Trade Desk, Inc./The (1)	2,118	163,848
Trimble, Inc. (1)	5,443	445,401
TTEC Holdings, Inc.	568	58,555
Twilio, Inc. - Class A (1)	337	132,832
Ultra Clean Holdings, Inc. (1)	1,052	56,513
Viant Technology, Inc. (1)	1,360	40,501
Visa, Inc.	5,140	1,201,835
Wix.com, Ltd. (1)	386	112,048
Xerox Holdings Corp.	2,442	57,363
Xperi Holding Corp.	3,666	81,532
Zebra Technologies Corp. - Class A (1)	733	388,116
Zscaler, Inc. (1)	1,119	241,771
		69,617,867

Materials — 1.1%
AdvanSix, Inc. (1)	1,382	41,267
Amyris, Inc. (1)	1,043	17,074
Avery Dennison Corp.	3,201	672,978
Avient Corp.	767	37,706
Celanese Corp.	677	102,633
Chemours Co./The	813	28,292
Cleveland-Cliffs, Inc. (1)	2,270	48,941
Coeur Mining, Inc. (1)	523	4,644
Commercial Metals Co.	555	17,050
Corteva, Inc.	2,337	103,646
Dow, Inc.	4,378	277,040
Eastman Chemical Co.	401	46,817
Element Solutions, Inc.	629	14,706
Freeport-McMoRan, Inc.	7,867	291,944
Hawkins, Inc.	1,181	38,678
Huntsman Corp.	7,710	204,469
Intrepid Potash, Inc. (1)	89	2,836
Koppers Holdings, Inc. (1)	1,356	43,867
Louisiana-Pacific Corp.	3,276	197,510
LyondellBasell Industries NV	1,995	205,226
Mosaic Co./The	2,180	69,564

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Newmont Corp.	15,691	994,496
Nucor Corp.	1,710	164,040
O-I Glass, Inc. (1)	990	16,167
Olin Corp.	765	35,389
Ramaco Resources, Inc. (1)	584	3,194
Rayonier Advanced Materials, Inc. (1)	1,492	9,981
Reliance Steel & Aluminum Co.	3,287	496,008
Ryerson Holding Corp. (1)	471	6,877
Southern Copper Corp.	1,105	71,074
Steel Dynamics, Inc.	647	38,561
SunCoke Energy, Inc.	2,318	16,551
Trinseo SA	379	22,679
Tronox Holdings PLC	829	18,570
Westlake Chemical Corp.	1,472	132,612
Westrock Co.	981	52,209
		4,545,296

Real Estate Investment Trust — 1.9%
Altisource Portfolio Solutions SA (1)	1,412	12,553
American Homes 4 Rent	6,290	244,367
American Tower Corp.	2,549	688,587
Ashford Hospitality Trust, Inc.	1,612	7,351
CareTrust REIT, Inc.	2,696	62,628
CatchMark Timber Trust, Inc.	2,764	32,339
CBL & Associates Properties, Inc. (1)	7,569	914
Clipper Realty, Inc.	61	448
Columbia Property Trust, Inc.	114	1,982
CorEnergy Infrastructure Trust, Inc.	3,409	22,568
CorePoint Lodging, Inc. (1)	547	5,853
Corporate Office Properties Trust	5,755	161,082
CubeSmart	9,126	422,716
CyrusOne, Inc.	289	20,669
DiamondRock Hospitality Co. (1)	545	5,287
EastGroup Properties, Inc.	1,082	177,935
Extra Space Storage, Inc.	5,732	939,016
Gaming and Leisure Properties, Inc.	722	33,450
Getty Realty Corp.	1,105	34,421
Gladstone Commercial Corp.	1,808	40,788
Healthcare Realty Trust, Inc.	15,468	467,134
Healthcare Trust of America, Inc. - Class A	10,639	284,061
Highwoods Properties, Inc.	248	11,202
Host Hotels & Resorts, Inc. (1)	2,139	36,556
Invitation Homes, Inc.	1,162	43,331
Iron Mountain, Inc.	19	804
Lamar Advertising Co.	6,958	726,554
Life Storage, Inc.	760	81,586

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 47

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
LTC Properties, Inc.	10,956	420,601
National Health Investors, Inc.	1,629	109,224
National Storage Affiliates Trust	17,260	872,666
Newmark Group, Inc.	1,366	16,406
Omega Healthcare Investors, Inc.	4,620	167,660
Paramount Group, Inc.	207	2,084
Piedmont Office Realty Trust, Inc.	1,294	23,900
PotlatchDeltic Corp.	1,720	91,418
PS Business Parks, Inc.	1,185	175,475
Public Storage	2,795	840,429
SBA Communications Corp.	403	128,436
Spirit MTA REIT Liquidating Trust (1)(7)(9)	3,461	0
Stratus Properties, Inc. (1)	331	8,166
Tanger Factory Outlet Centers, Inc.	155	2,922
Universal Health Realty Income Trust	1,147	70,598
Urstadt Biddle Properties, Inc.	1,152	22,326
Weyerhaeuser Co.	8,735	300,659
		7,819,152
Utilities — 1.4%
AES Corp./The	5,651	147,322
DTE Energy Co.	13,277	1,720,602
Duke Energy Corp.	9,695	957,090
Entergy Corp.	2,944	293,517
MDU Resources Group, Inc.	17,427	546,162
Portland General Electric Co.	7,574	349,010
Public Service Enterprise Group, Inc.	25,030	1,495,292
UGI Corp.	8,228	381,021
		5,890,016

Total Common Stocks (United States) (Cost $165,208,841)		236,823,854

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (8)	994	30,705
Total Preferred Stock (United States) (Cost $24,845)		30,705

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(7)	3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(7)	3	0

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (1)(7)	19	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (1)(7)	10	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	57	570
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(7)	9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	56	349
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	28	162
Total Warrants (United States) (Cost $3,256)		1,081

Registered Investment Companies — 29.6%
U.S. Fixed Income — 26.6%
Baird Core Plus Bond Fund - Class I	254,051	3,018,123
Dodge & Cox Income Fund	257,907	3,695,804
DoubleLine Total Return Bond Fund - Class I	401,768	4,234,631
Frost Total Return Bond Fund - Class I	473,363	4,908,775
Guggenheim Total Return Bond Fund - Class I	62,289	1,811,359
iShares 0-5 Year High Yield Corporate Bond ETF (10)	513,397	23,647,066
Lord Abbett High Yield Fund - Class I	1,032,915	7,881,143
PGIM Total Return Bond Fund - Class R6	171,384	1,945,211
Pioneer Bond Fund - Class K	374,298	3,791,641
Segall Bryant & Hamill Plus Bond Fund - Class I	387,990	4,236,852
SPDR Bloomberg Barclays High Yield Bond ETF (2)(10)	88,402	9,720,684
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (10)	725,769	20,016,709
Vanguard Short-Term Bond ETF (10)	105,496	8,667,551
Xtrackers USD High Yield Corporate Bond ETF (10)	317,147	12,784,196
		110,359,745

International Fixed Income — 3.0%
iShares JP Morgan USD Emerging Markets Bond ETF (10)	66,498	7,478,365
Payden Emerging Markets Bond Fund - Class I	225,061	3,036,074

The accompanying notes are an integral part of these financial statements.

Page 48	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
TCW Emerging Markets Income Fund - Class I	224,165	1,838,149
		12,352,588

Total Registered Investment Companies (Cost $118,351,881)		122,712,333

Money Market Registered Investment Companies — 13.2%
Meeder Institutional Prime Money Market Fund, 0.06% (4)	44,776,404	44,785,359
Morgan Stanley Government Institutional Fund, 0.03% (3)	9,888,148	9,888,148
Total Money Market Registered Investment Companies (Cost $54,654,415)		54,673,507

Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 0.30%, 7/1/2021 (5)	248,719	248,719
Metro City Bank Deposit Account, 0.10%, 7/1/2021 (5)	248,345	248,345
Pacific Mercantile Bank Deposit Account, 0.10%, 7/1/2021 (5)	246,946	246,946
Total Bank Obligations (Cost $744,010)		744,010
Total Investments — 100.0% (Cost $338,987,249)		414,985,490
Liabilities less Other Assets — (0.0%)		(71,223)
Total Net Assets — 100.0%		414,914,267

Trustee Deferred Compensation (6)
Meeder Balanced Fund - Retail Class	2,848	39,900
Meeder Dynamic Allocation Fund - Retail Class	7,133	107,494
Meeder Muirfield Fund - Retail Class	4,950	46,233
Meeder Conservative Allocation Fund - Retail Class	852	21,010
Total Trustee Deferred Compensation (Cost $161,613)		214,637

Balanced Fund
	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	298	9/16/2021	34,331,090	(992,898)
Mini MSCI Emerging Markets Index Futures	128	9/16/2021	8,734,720	20,551
Russell 2000 Mini Index Futures	10	9/16/2021	1,153,900	(192)
Standard & Poors 500 Mini Futures	34	9/16/2021	7,290,620	85,923
E-mini Standard & Poors MidCap 400 Futures	7	9/16/2021	1,884,680	(8,164)
Total Futures Contracts	477		53,395,010	(894,780)

(1)	Represents non-income producing securities.
(2)	All or a portion of this security is on loan.
(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(5)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(8)	Preferred stock. Dividend rate unknown.
(9)	Expiration date unknown.

(10) Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 49

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 39.4%
Communication Services — 4.5%
Activision Blizzard, Inc.	6,708	640,212
Alphabet, Inc. - Class A (1)	290	708,119
Alphabet, Inc. - Class C (1)	672	1,684,247
AMC Entertainment Holdings, Inc. - Class A (1)	646	36,615
AMC Networks, Inc. - Class A (1)	29	1,937
AT&T, Inc.	29,180	839,800
Cinemark Holdings, Inc. (1)	55	1,207
Comcast Corp. - Class A	11,315	645,181
Cumulus Media, Inc. (1)	12	176
CuriosityStream, Inc. (1)	18	246
DHI Group, Inc. (1)	1,245	4,208
Electronic Arts, Inc.	729	104,852
Facebook, Inc. (1)	3,978	1,383,190
Fluent, Inc. (1)	689	2,019
Fox Corp. - Class A	47	1,745
Gray Television, Inc.	912	21,341
Liberty TripAdvisor Holdings, Inc. (1)	988	4,021
Lions Gate Entertainment Corp. - Class A (1)	512	10,598
Live Nation Entertainment, Inc. (1)	82	7,182
Magnite, Inc. (1)	190	6,430
Meredith Corp. (1)	55	2,389
Netflix, Inc. (1)	550	290,516
News Corp. - Class A	1,268	32,676
Nexstar Media Group, Inc.	458	67,729
Omnicom Group, Inc.	1,311	104,867
Pinterest, Inc. - Class A (1)	797	62,923
Roku, Inc. - Class A (1)	249	114,353
TEGNA, Inc.	551	10,337
Telephone and Data Systems, Inc.	718	16,270
Twitter, Inc. (1)	1,036	71,287
Verizon Communications, Inc.	12,298	689,057
ViacomCBS, Inc.	553	24,996
Vimeo, Inc. (1)	173	8,477
Walt Disney Co./The	2,319	407,611
World Wrestling Entertainment, Inc.	299	17,309
Yelp, Inc. (1)	135	5,395
		8,029,518

Consumer Discretionary — 4.6%
Adient PLC (1)	134	6,057
Alterra Mountain Co. (1)	159	38,446
Amazon.com, Inc. (1)	621	2,136,339
American Axle & Manufacturing Holdings, Inc. (1)	270	2,795
American Eagle Outfitters, Inc.	85	3,190

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Public Education, Inc. (1)	146	4,138
Aptiv PLC (1)	43	6,765
Aramark	779	29,018
Arcimoto, Inc. (1)	267	4,590
AutoNation, Inc. (1)	21	1,991
Bed Bath & Beyond, Inc. (1)	55	1,831
Best Buy Co., Inc.	3,662	421,057
Big Lots, Inc.	238	15,710
Boyd Gaming Corp. (1)	424	26,072
Brinker International, Inc. (1)	136	8,412
Caleres, Inc.	126	3,439
Camping World Holdings, Inc.	406	16,642
Capri Holdings, Ltd. (1)	549	31,397
Chico’s FAS, Inc. (1)	22	145
Conn’s, Inc. (1)	104	2,652
Crocs, Inc. (1)	921	107,315
Dana, Inc.	847	20,125
Darden Restaurants, Inc.	350	51,097
Del Taco Restaurants, Inc.	111	1,111
Designer Brands, Inc. (1)	14	232
Dick’s Sporting Goods, Inc.	215	21,541
Dillard’s, Inc. - Class A	12	2,171
DR Horton, Inc.	1,590	143,688
eBay, Inc.	397	27,873
Everi Holdings, Inc. (1)	485	12,096
Express, Inc. (1)	49	318
Fiesta Restaurant Group, Inc. (1)	139	1,867
Foot Locker, Inc.	858	52,879
Ford Motor Co. (1)	2,891	42,960
Fossil Group, Inc. (1)	118	1,685
Fox Factory Holding Corp. (1)	66	10,274
GameStop Corp. (1)	94	20,129
Gap, Inc./The	463	15,580
General Motors Co. (1)	3,916	231,710
Genesco, Inc. (1)	49	3,120
Genius Brands International, Inc. (1)	200	368
G-III Apparel Group, Ltd. (1)	258	8,478
Goodyear Tire & Rubber Co./The (1)	332	5,694
Greenlane Holdings, Inc. (1)	372	1,663
Group 1 Automotive, Inc.	59	9,111
GrowGeneration Corp. (1)	151	7,263
Hanesbrands, Inc.	525	9,802
Home Depot, Inc./The	3,365	1,073,065
Houghton Mifflin Harcourt Co. (1)	231	2,550
International Game Technology PLC	887	21,253
Kohl’s Corp.	497	27,390
Kontoor Brands, Inc.	63	3,554

The accompanying notes are an integral part of these financial statements.

Page 50	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
L Brands, Inc.	144	10,377
Lands’ End, Inc. (1)	72	2,956
Lear Corp.	234	41,016
Lennar Corp.	1,380	137,103
Lovesac Co./The (1)	21	1,676
Lowe’s Cos., Inc.	3,844	745,621
M/I Homes, Inc. (1)	447	26,225
Macy’s, Inc. (1)	178	3,375
McDonald’s Corp.	1,661	383,674
MGM Resorts International	180	7,677
Modine Manufacturing Co. (1)	301	4,994
Mohawk Industries, Inc. (1)	731	140,491
Nathan’s Famous, Inc.	23	1,640
Nautilus, Inc. (1)	97	1,634
NIKE, Inc. - Class B	848	131,008
ODP Corp./The (1)	241	11,570
OneWater Marine, Inc.	476	20,006
Overstock.com, Inc. (1)	116	10,695
Party City Holdco, Inc. (1)	115	1,073
Penske Automotive Group, Inc.	186	14,041
Qurate Retail, Inc. - Class A	1,111	14,543
RCI Hospitality Holdings, Inc.	96	6,355
Red Rock Resorts, Inc. (1)	293	12,453
Rent-A-Center, Inc./TX	1,332	70,689
Ross Stores, Inc.	2,693	333,932
Sally Beauty Holdings, Inc. (1)	405	8,938
Scientific Games Corp. (1)	162	12,545
Shoe Carnival, Inc.	38	2,720
Signet Jewelers, Ltd.	49	3,959
Smith & Wesson Brands, Inc.	408	14,158
Sonic Automotive, Inc.	129	5,771
Sonos, Inc. (1)	162	5,707
Steven Madden, Ltd.	375	16,410
Tapestry, Inc. (1)	869	37,784
Target Corp.	872	210,797
Tempur Sealy International, Inc.	135	5,291
Tenneco, Inc. (1)	636	12,288
Tesla, Inc. (1)	1,183	804,085
Texas Roadhouse, Inc.	486	46,753
Thor Industries, Inc.	743	83,959
Town Sports International Holdings, Inc. (1)	961	171
Tupperware Brands Corp. (1)	65	1,544
Urban Outfitters, Inc. (1)	37	1,525
Vera Bradley, Inc. (1)	668	8,277
Vista Outdoor, Inc. (1)	33	1,527
Vuzix Corp. (1)	166	3,046
Waitr Holdings, Inc. (1)	592	1,054

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Williams-Sonoma, Inc.	164	26,183
Winnebago Industries, Inc.	76	5,165
XPEL, Inc. (1)	68	5,703
Zumiez, Inc. (1)	422	20,674
		8,179,506

Consumer Staples — 0.9%
Albertsons Cos., Inc.	133	2,615
Bunge, Ltd.	5,746	449,050
Celsius Holdings, Inc. (1)	3	228
Conagra Brands, Inc.	982	35,725
Darling Ingredients, Inc. (1)	6,609	446,108
Ingles Markets, Inc.	55	3,205
Kraft Heinz Co./The	8,014	326,811
Performance Food Group Co. (1)	82	3,976
Spectrum Brands Holdings, Inc.	1,324	112,593
Tyson Foods, Inc.	129	9,515
United Natural Foods, Inc. (1)	102	3,772
Walgreens Boots Alliance, Inc.	606	31,882
Walmart, Inc.	840	118,457
		1,543,937

Energy — 1.2%
Aemetis, Inc. (1)	8	89
Amplify Energy Corp. (1)	764	3,094
Antero Resources Corp. (1)	176	2,645
APA Corp.	1,148	24,831
Ardmore Shipping Corp.	241	1,017
Baker Hughes Co.	895	20,469
Berry Corp.	449	3,017
Cactus, Inc.	241	8,850
ChampionX Corp. (1)	627	16,083
Cimarex Energy Co.	559	40,500
Clean Energy Fuels Corp. (1)	437	4,436
ConocoPhillips	2,299	140,009
CONSOL Energy, Inc. (1)	302	5,578
Contango Oil & Gas Co. (1)	700	3,024
Continental Resources, Inc./OK	153	5,819
CVR Energy, Inc.	24	431
Delek US Holdings, Inc.	192	4,151
Devon Energy Corp.	2,065	60,277
DHT Holdings, Inc.	613	3,978
Diamondback Energy, Inc.	345	32,392
Dorian LPG, Ltd. (1)	248	3,502
EOG Resources, Inc.	1,051	87,695
Exxon Mobil Corp.	14,854	936,990
Frank’s International NV (1)	706	2,139

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 51

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Golar LNG, Ltd. (1)	33	437
Goodrich Petroleum Corp. (1)	104	1,553
Hallador Energy Co. (1)	121	326
Hess Corp.	357	31,173
Laredo Petroleum, Inc. (1)	50	4,640
Magnolia Oil & Gas Corp. (1)	294	4,595
Meta Materials, Inc. (1)	205	1,535
Nabors Industries, Ltd. (1)	32	3,656
NextDecade Corp. (1)	168	694
Nine Energy Service, Inc. (1)	905	2,661
Northern Oil and Gas, Inc. (1)	324	6,729
Oceaneering International, Inc. (1)	284	4,422
ONEOK, Inc.	4,921	273,804
Ovintiv, Inc.	710	22,344
PDC Energy, Inc.	179	8,196
Phillips 66	192	16,477
Pioneer Natural Resources Co.	428	69,559
Profire Energy, Inc. (1)	11	12
Range Resources Corp. (1)	59	989
Renewable Energy Group, Inc. (1)	5	312
Schlumberger NV	2,652	84,891
Scorpio Tankers, Inc.	158	3,484
SM Energy Co.	211	5,197
Southwestern Energy Co. (1)	1,590	9,015
Targa Resources Corp.	2,982	132,550
Teekay Corp. (1)	502	1,867
Transocean, Ltd. (1)	513	2,319
Uranium Energy Corp. (1)	887	2,359
W&T Offshore, Inc. (1)	48	233
Westmoreland Coal Co. (1)(7)	773	0
Whiting Petroleum Corp. (1)	142	7,746
World Fuel Services Corp.	344	10,915
		2,125,706

Financials — 4.4%
Affiliated Managers Group, Inc.	237	36,548
AGNC Investment Corp.	7,420	125,324
Allstate Corp./The	253	33,001
Ally Financial, Inc.	1,957	97,537
American Express Co.	65	10,740
American Financial Group, Inc./OH	277	34,547
American International Group, Inc.	12,194	580,434
Ameris Bancorp	76	3,848
Annaly Capital Management, Inc.	477	4,236
Arbor Realty Trust, Inc.	1,478	26,338
Associated Banc-Corp	3,073	62,935
Bank of America Corp.	10,910	449,819

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Bank of New York Mellon Corp./The	1,958	100,308
Bank of NT Butterfield & Son, Ltd./The	492	17,441
Bank OZK	268	11,299
BankUnited, Inc.	410	17,503
Berkshire Hathaway, Inc. - Class B (1)	4,781	1,328,736
BGC Partners, Inc.	222	1,259
Capital One Financial Corp.	1,307	202,180
Charles Schwab Corp./The	2,264	164,842
Cincinnati Financial Corp.	183	21,341
Citigroup, Inc.	3,038	214,939
Citizens Financial Group, Inc.	1,369	62,796
Civista Bancshares, Inc.	288	6,365
CNB Financial Corp./PA	167	3,811
Curo Group Holdings Corp.	950	16,150
Customers Bancorp, Inc. (1)	100	3,899
East West Bancorp, Inc.	455	32,619
Elevate Credit, Inc. (1)	771	2,752
Ellington Financial, Inc.	1,687	32,306
Evercore, Inc.	405	57,012
Fidelity National Financial, Inc.	1,395	60,627
Fifth Third Bancorp	3,372	128,912
First American Financial Corp.	316	19,703
First Choice Bancorp	59	1,797
First Horizon Corp.	3,040	52,531
FNB Corp./PA	1,434	17,681
Granite Point Mortgage Trust, Inc.	197	2,906
Hartford Financial Services Group, Inc./The	778	48,213
Hilltop Holdings, Inc.	671	24,424
Invesco, Ltd.	815	21,785
JPMorgan Chase & Co.	3,476	540,657
KeyCorp	1,625	33,556
LendingClub Corp. (1)	251	4,551
LPL Financial Holdings, Inc.	25	3,375
Medley Management, Inc. (1)	27	166
MetLife, Inc.	891	53,326
Moelis & Co.	324	18,432
Morgan Stanley	2,820	258,566
Mr Cooper Group, Inc. (1)	941	31,109
NewStar Financial Contingent Value Rights (1)(7)(9)	31	0
Northrim BanCorp, Inc.	388	16,587
OneMain Holdings, Inc.	197	11,802
Oppenheimer Holdings, Inc.	252	12,812
PacWest Bancorp	839	34,533
Pinnacle Financial Partners, Inc.	175	15,451
PNC Financial Services Group, Inc./The	691	131,815
Popular, Inc.	540	40,527
Progressive Corp./The	5,824	571,975

The accompanying notes are an integral part of these financial statements.

Page 52	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Prudential Financial, Inc.	58	5,943
Pzena Investment Management, Inc.	929	10,228
Radian Group, Inc.	954	21,227
RBB Bancorp	83	2,010
Regions Financial Corp.	4,795	96,763
Siebert Financial Corp. (1)	46	221
Signature Bank/New York NY	98	24,074
SLM Corp.	1,450	30,363
Stewart Information Services Corp.	1,873	106,180
StoneX Group, Inc. (1)	43	2,609
SVB Financial Group (1)	116	64,546
Synchrony Financial	11,571	561,425
Synovus Financial Corp.	924	40,545
Tiptree, Inc. - Class A	146	1,358
Truist Financial Corp.	2,971	164,891
Umpqua Holdings Corp.	1,353	24,963
Unum Group	4,153	117,945
US Bancorp	3,020	172,049
Valley National Bancorp	266	3,572
Virtus Investment Partners, Inc.	145	40,277
Walker & Dunlop, Inc.	395	41,230
Wells Fargo & Co.	5,693	257,836
Western Alliance Bancorp	302	28,041
Wintrust Financial Corp.	103	7,790
Zions Bancorp NA	173	9,145
		7,755,915

Healthcare — 7.3%
Abbott Laboratories	2,091	242,410
AbbVie, Inc.	6,882	775,188
Abeona Therapeutics, Inc. (1)	291	454
AcelRx Pharmaceuticals, Inc. (1)	67	92
ADMA Biologics, Inc. (1)	80	128
Adverum Biotechnologies, Inc. (1)	456	1,596
Affimed NV (1)	538	4,573
AgeX Therapeutics, Inc. (1)	108	167
Agilent Technologies, Inc.	1,739	257,042
Agios Pharmaceuticals, Inc. (1)	300	16,533
Alector, Inc. (1)	254	5,291
Alexion Pharmaceuticals, Inc. (1)	409	75,137
Align Technology, Inc. (1)	188	114,868
Alkermes PLC (1)	935	22,926
Allakos, Inc. (1)	6	512
Amgen, Inc.	2,164	527,475
Amneal Pharmaceuticals, Inc. (1)	949	4,859
Anavex Life Sciences Corp. (1)	121	2,766
Apellis Pharmaceuticals, Inc. (1)	97	6,130

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Arbutus Biopharma Corp. (1)	1,529	4,633
Arcutis Biotherapeutics, Inc. (1)	140	3,821
Arrowhead Pharmaceuticals, Inc. (1)	319	26,420
Arvinas, Inc. (1)	124	9,548
Asensus Surgical, Inc. (1)	359	1,138
Assertio Holdings, Inc. (1)	218	340
Avid Bioservices, Inc. (1)	133	3,411
Axogen, Inc. (1)	231	4,992
Beam Therapeutics, Inc. (1)	146	18,792
Beyondspring, Inc. (1)	235	2,453
BioDelivery Sciences International, Inc. (1)	1,905	6,820
Biogen, Inc. (1)	1,532	530,486
Bio-Rad Laboratories, Inc. (1)	8	5,154
Bio-Techne Corp.	100	45,026
Blueprint Medicines Corp. (1)	128	11,259
Bridgebio Pharma, Inc. (1)	91	5,547
Bristol-Myers Squibb Co.	10,345	691,253
Bruker Corp.	245	18,615
Calyxt, Inc. (1)	108	434
Cardinal Health, Inc.	2,094	119,546
CareDx, Inc. (1)	246	22,514
CASI Pharmaceuticals, Inc. (1)	102	158
Catalent, Inc. (1)	663	71,684
Catalyst Pharmaceuticals, Inc. (1)	1,537	8,838
cbdMD, Inc. (1)	26	75
Centene Corp. (1)	326	23,775
Centogene NV (1)	308	3,216
Cerecor, Inc. (1)	1,193	3,901
Cerner Corp.	2,779	217,207
Charles River Laboratories International, Inc. (1)	158	58,447
Chimerix, Inc. (1)	203	1,624
Community Health Systems, Inc. (1)	255	3,937
Computer Programs and Systems, Inc.	83	2,758
Conformis, Inc. (1)	569	654
CureVac NV (1)	17	1,249
CVS Health Corp.	4,664	389,164
Danaher Corp.	2,929	786,026
Denali Therapeutics, Inc. (1)	157	12,315
DENTSPLY SIRONA, Inc.	41	2,594
Dicerna Pharmaceuticals, Inc. (1)	168	6,270
Dynavax Technologies Corp. (1)	389	3,832
Editas Medicine, Inc. (1)	119	6,740
Edwards Lifesciences Corp. (1)	7	725
Elanco Animal Health, Inc. Contingent Value Rights (1)(7)(9)	162	0
ElectroCore, Inc. (1)	30	36

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 53

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Eli Lilly & Co.	1,790	410,841
Eloxx Pharmaceuticals, Inc. (1)	1,474	2,933
Emergent BioSolutions, Inc. (1)	214	13,480
Endo International PLC (1)	1,217	5,696
Enochian Biosciences, Inc. (1)	37	184
Ensign Group, Inc./The	8	693
Envista Holdings Corp. (1)	123	5,315
Evelo Biosciences, Inc. (1)	261	3,586
Exact Sciences Corp. (1)	314	39,033
Exelixis, Inc. (1)	1,142	20,807
Fate Therapeutics, Inc. (1)	193	16,750
Fulgent Genetics, Inc. (1)	9	830
Galectin Therapeutics, Inc. (1)	237	758
Genprex, Inc. (1)	631	2,114
Geron Corp. (1)	314	443
Gilead Sciences, Inc.	4,062	279,709
Globus Medical, Inc. (1)	9	698
HCA Healthcare, Inc.	657	135,828
Hill-Rom Holdings, Inc.	765	86,896
Hologic, Inc. (1)	614	40,966
Horizon Therapeutics Plc (1)	1,699	159,094
Humana, Inc.	41	18,152
Humanigen, Inc. (1)	183	3,181
IGM Biosciences, Inc. (1)	10	832
Illumina, Inc. (1)	10	4,732
Inogen, Inc. (1)	48	3,128
Insmed, Inc. (1)	136	3,871
Intellia Therapeutics, Inc. (1)	124	20,077
Intra-Cellular Therapies, Inc. (1)	81	3,306
Jazz Pharmaceuticals PLC (1)	90	15,988
Johnson & Johnson	7,354	1,211,498
Jounce Therapeutics, Inc. (1)	209	1,421
Kodiak Sciences, Inc. (1)	103	9,579
La Jolla Pharmaceutical Co. (1)	292	1,250
Lexicon Pharmaceuticals, Inc. (1)	29	133
MacroGenics, Inc. (1)	174	4,674
Madrigal Pharmaceuticals, Inc. (1)	228	22,209
Mallinckrodt PLC (1)	30	9
MannKind Corp. (1)	1,085	5,913
Marinus Pharmaceuticals, Inc. (1)	53	951
McKesson Corp.	518	99,062
Medtronic PLC	5,903	732,739
Merck & Co., Inc.	9,640	749,703
Merit Medical Systems, Inc. (1)	276	17,846
Moderna, Inc. (1)	1,453	341,426
Myriad Genetics, Inc. (1)	19	581
Natera, Inc. (1)	331	37,578

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
NextGen Healthcare, Inc. (1)	539	8,942
Novavax, Inc. (1)	137	29,086
Novocure, Ltd. (1)	84	18,633
Oncocyte Corp. (1)	240	1,378
Owens & Minor, Inc.	174	7,365
Pacific Biosciences of California, Inc. (1)	150	5,246
Palatin Technologies, Inc. (1)	1,854	1,131
PerkinElmer, Inc.	351	54,198
Perrigo Co. PLC	1,684	77,211
Pfizer, Inc.	13,035	510,451
PolarityTE, Inc. (1)	252	257
Precigen, Inc. (1)	406	2,647
Prothena Corp. PLC (1)	90	4,627
PTC Therapeutics, Inc. (1)	43	1,818
Puma Biotechnology, Inc. (1)	622	5,710
Regeneron Pharmaceuticals, Inc. (1)	1,046	584,233
Rhythm Pharmaceuticals, Inc. (1)	368	7,205
Rocket Pharmaceuticals, Inc. (1)	54	2,392
Royalty Pharma PLC	1,196	49,024
Seagen, Inc. (1)	288	45,469
Senseonics Holdings, Inc. (1)	145	557
Sesen Bio, Inc. (1)	192	887
Sorrento Therapeutics, Inc. (1)	757	7,335
Spectrum Pharmaceuticals, Inc. (1)	583	2,186
SpringWorks Therapeutics, Inc. (1)	79	6,510
STAAR Surgical Co. (1)	144	21,960
Stoke Therapeutics, Inc. (1)	83	2,794
Stryker Corp.	2,562	665,428
Sutro Biopharma, Inc. (1)	196	3,644
Tenet Healthcare Corp. (1)	19	1,273
Thermo Fisher Scientific, Inc.	964	486,309
Translate Bio, Inc. (1)	181	4,985
TransMedics Group, Inc. (1)	17	564
Turning Point Therapeutics, Inc. (1)	119	9,284
Twist Bioscience Corp. (1)	202	26,917
Tyme Technologies, Inc. (1)	244	307
Ultragenyx Pharmaceutical, Inc. (1)	106	10,107
United Therapeutics Corp. (1)	372	66,741
UnitedHealth Group, Inc.	23	9,210
Vanda Pharmaceuticals, Inc. (1)	81	1,742
Veeva Systems, Inc. (1)	59	18,346
Verrica Pharmaceuticals, Inc. (1)	249	2,814
Viatris, Inc.	3,418	48,843
ViewRay, Inc. (1)	771	5,089
Voyager Therapeutics, Inc. (1)	8	33
WaVe Life Sciences, Ltd. (1)	225	1,499
Xencor, Inc. (1)	271	9,347

The accompanying notes are an integral part of these financial statements.

Page 54	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Zentalis Pharmaceuticals, Inc. (1)	13	692
Zimmer Biomet Holdings, Inc.	930	149,563
ZIOPHARM Oncology, Inc. (1)	379	1,001
Zoetis, Inc.	1,624	302,649
		13,017,706

Industrials — 2.1%
ABM Industries, Inc.	486	21,554
Acuity Brands, Inc.	200	37,406
AGCO Corp.	429	55,933
Altra Industrial Motion Corp.	82	5,332
ArcBest Corp.	84	4,888
Array Technologies, Inc. (1)	235	3,666
ASGN, Inc. (1)	156	15,121
Atkore, Inc. (1)	171	12,141
Atlas Air Worldwide Holdings, Inc. (1)	1	68
Avis Budget Group, Inc. (1)	74	5,764
BGSF, Inc.	187	2,308
Boise Cascade Co.	1,103	64,360
Brady Corp.	488	27,348
Builders FirstSource, Inc. (1)	463	19,752
Caterpillar, Inc.	911	198,261
ChargePoint Holdings, Inc. (1)	502	17,439
Comfort Systems USA, Inc.	104	8,194
Covenant Logistics Group, Inc. (1)	260	5,377
CSX Corp.	138	4,427
Deere & Co.	1,202	423,957
Eagle Bulk Shipping, Inc. (1)	16	757
EMCOR Group, Inc.	957	117,893
Emerson Electric Co.	1,177	113,274
Encore Wire Corp.	208	15,764
EnerSys	470	45,933
Eos Energy Enterprises, Inc. (1)	29	521
FedEx Corp.	459	136,933
Franklin Electric Co., Inc.	268	21,606
Genco Shipping & Trading, Ltd.	351	6,627
Generac Holdings, Inc. (1)	139	57,706
Graco, Inc.	1,833	138,758
GrafTech International, Ltd.	1,091	12,677
Granite Construction, Inc.	197	8,181
Harsco Corp. (1)	261	5,330
Hertz Global Holdings, Inc. (1)	75	656
Hillenbrand, Inc.	343	15,119
HNI Corp.	138	6,068
Huntington Ingalls Industries, Inc.	768	161,856
Hyster-Yale Materials Handling, Inc.	113	8,247
JB Hunt Transport Services, Inc.	365	59,477

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Korn Ferry	138	10,012
Lawson Products, Inc./DE (1)	18	963
Manitowoc Co., Inc./The (1)	256	6,272
ManpowerGroup, Inc.	1,775	211,065
Matson, Inc.	195	12,480
Matthews International Corp.	266	9,565
Maxar Technologies, Inc.	91	3,633
Mesa Air Group, Inc. (1)	784	7,315
Miller Industries, Inc./TN	443	17,472
Mueller Industries, Inc.	1,549	67,087
MYR Group, Inc. (1)	132	12,001
National Presto Industries, Inc.	60	6,099
NL Industries, Inc.	1	7
Old Dominion Freight Line, Inc.	90	22,842
Oshkosh Corp.	318	39,636
Owens Corning	456	44,642
Parker-Hannifin Corp.	358	109,945
Pitney Bowes, Inc.	284	2,491
Plug Power, Inc. (1)	689	23,557
Primoris Services Corp.	1,261	37,111
Quad/Graphics, Inc. (1)	1,526	6,333
Quanta Services, Inc.	4,890	442,887
Regal Beloit Corp.	704	93,991
Resideo Technologies, Inc. (1)	266	7,980
REV Group, Inc.	216	3,389
Rush Enterprises, Inc.	574	24,820
Ryder System, Inc.	840	62,437
Shyft Group, Inc./The	308	11,522
SkyWest, Inc. (1)	673	28,986
Steelcase, Inc. - Class A	429	6,482
Stem, Inc. (1)	375	13,504
Sterling Construction Co., Inc. (1)	18	434
Terex Corp.	250	11,905
Textainer Group Holdings, Ltd. (1)	331	11,178
Textron, Inc.	1,649	113,402
Titan Machinery, Inc. (1)	108	3,342
Triton International, Ltd.	415	21,721
Triumph Group, Inc. (1)	552	11,454
TrueBlue, Inc. (1)	85	2,389
Tutor Perini Corp. (1)	206	2,853
United Parcel Service, Inc. - Class B	1,366	284,087
Valmont Industries, Inc.	139	32,811
Vectrus, Inc. (1)	159	7,567
View, Inc. (1)	112	950
Werner Enterprises, Inc.	688	30,630

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 55

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Yellow Corp. (1)	464	3,021
		3,750,949

Information Technology — 11.4%
3D Systems Corp. (1)	229	9,153
Accenture PLC	279	82,246
Adobe, Inc. (1)	1,465	857,963
Alarm.com Holdings, Inc. (1)	391	33,118
Alliance Data Systems Corp.	227	23,651
American Software, Inc./GA	80	1,757
Amkor Technology, Inc.	495	11,717
Apple, Inc.	17,966	2,460,623
Applied Materials, Inc.	5,160	734,784
Arrow Electronics, Inc. (1)	1,165	132,612
Autodesk, Inc. (1)	596	173,972
Avaya Holdings Corp. (1)	53	1,426
Avnet, Inc.	2,163	86,693
Belden, Inc.	196	9,912
Bill.com Holdings, Inc. (1)	71	13,006
Broadcom, Inc.	681	324,728
Cadence Design Systems, Inc. (1)	4,253	581,895
Calix, Inc. (1)	211	10,023
CDK Global, Inc.	3,877	192,648
CDW Corp./DE	863	150,723
Cerence, Inc. (1)	174	18,568
ChannelAdvisor Corp. (1)	1,010	24,755
Cisco Systems, Inc./Delaware	9,705	514,365
Cloudflare, Inc. (1)	44	4,657
Cognizant Technology Solutions Corp.	3,918	271,361
CommScope Holding Co., Inc. (1)	644	13,724
CommVault Systems, Inc. (1)	1,573	122,961
Concentrix Corp. (1)	150	24,120
Conduent, Inc. (1)	1,534	11,505
Corning, Inc.	3,038	124,254
Crowdstrike Holdings, Inc. (1)	336	84,440
Dell Technologies, Inc. - Class C (1)	200	19,934
Digital Turbine, Inc. (1)	623	47,367
DocuSign, Inc. (1)	197	55,075
Dolby Laboratories, Inc.	2,335	229,507
DXC Technology Co. (1)	612	23,831
Dynatrace, Inc. (1)	263	15,364
Ebix, Inc.	47	1,593
EPAM Systems, Inc. (1)	682	348,475
Extreme Networks, Inc. (1)	294	3,281
Fortinet, Inc. (1)	631	150,298
Hewlett Packard Enterprise Co.	2,451	35,736
HP, Inc.	7,053	212,930

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
HubSpot, Inc. (1)	142	82,746
Ideanomics, Inc. (1)	919	2,610
Insight Enterprises, Inc. (1)	3	300
Intel Corp.	9,480	532,207
International Business Machines Corp.	4,333	635,174
Intuit, Inc.	1,478	724,471
J2 Global, Inc. (1)	684	94,084
Jabil, Inc.	2,429	141,173
Kimball Electronics, Inc. (1)	189	4,109
KLA Corp.	1,867	605,300
Kopin Corp. (1)	9	74
Lam Research Corp.	876	570,013
Manhattan Associates, Inc. (1)	655	94,870
Marathon Digital Holdings, Inc. (1)	189	5,929
Mastercard, Inc.	342	124,861
McAfee Corp. (1)	999	27,992
Methode Electronics, Inc.	486	23,916
Micron Technology, Inc. (1)	1,713	145,571
Microsoft Corp.	13,854	3,753,049
MicroStrategy, Inc. (1)	16	10,632
MicroVision, Inc. (1)	178	2,982
MKS Instruments, Inc.	174	30,963
MoneyGram International, Inc. (1)	331	3,336
NortonLifeLock, Inc.	2,526	68,758
NVIDIA Corp.	950	760,095
ON Semiconductor Corp. (1)	504	19,293
OneSpan, Inc. (1)	212	5,414
Oracle Corp.	5,593	435,359
PagerDuty, Inc. (1)	129	5,493
Palantir Technologies, Inc. (1)	1,029	27,124
Plantronics, Inc. (1)	77	3,213
Priority Technology Holdings, Inc. (1)	198	1,513
Progress Software Corp.	751	34,734
Qorvo, Inc. (1)	37	7,239
QUALCOMM, Inc.	5,276	754,099
Rimini Street, Inc. (1)	228	1,404
Riot Blockchain, Inc. (1)	176	6,630
salesforce.com, Inc. (1)	1,325	323,658
SecureWorks Corp. (1)	608	11,266
Skyworks Solutions, Inc.	288	55,224
Sonim Technologies, Inc. (1)	372	208
SPS Commerce, Inc. (1)	326	32,551
SS&C Technologies Holdings, Inc.	5,836	420,542
StarTek, Inc. (1)	516	3,679
Stratasys, Ltd. (1)	326	8,430
Teradata Corp. (1)	289	14,441
Teradyne, Inc.	554	74,214

The accompanying notes are an integral part of these financial statements.

Page 56	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
TESSCO Technologies, Inc. (1)	90	554
Texas Instruments, Inc.	2,267	435,944
Trade Desk, Inc./The (1)	669	51,754
Trimble, Inc. (1)	1,448	118,490
TTEC Holdings, Inc.	239	24,639
Twilio, Inc. - Class A (1)	115	45,328
Ultra Clean Holdings, Inc. (1)	351	18,856
Viant Technology, Inc. (1)	355	10,572
Visa, Inc.	1,525	356,576
Wix.com, Ltd. (1)	112	32,511
Xerox Holdings Corp.	83	1,950
Xperi Holding Corp.	963	21,417
Zebra Technologies Corp. - Class A (1)	229	121,253
Zscaler, Inc. (1)	309	66,763
		20,248,301

Materials — 0.8%
AdvanSix, Inc. (1)	398	11,884
Amyris, Inc. (1)	308	5,042
Avery Dennison Corp.	1,008	211,922
Avient Corp.	160	7,866
Celanese Corp.	221	33,504
Chemours Co./The	281	9,779
Cleveland-Cliffs, Inc. (1)	707	15,243
Coeur Mining, Inc. (1)	136	1,208
Commercial Metals Co.	172	5,284
Corteva, Inc.	609	27,009
Dow, Inc.	1,285	81,315
Eastman Chemical Co.	289	33,741
Element Solutions, Inc.	230	5,377
Flotek Industries, Inc. (1)	674	1,166
Freeport-McMoRan, Inc.	2,275	84,425
Greif, Inc. - Class A	49	2,967
Hawkins, Inc.	327	10,709
Huntsman Corp.	2,267	60,121
Intrepid Potash, Inc. (1)	43	1,370
Koppers Holdings, Inc. (1)	453	14,655
Kronos Worldwide, Inc.	83	1,189
Louisiana-Pacific Corp.	833	50,222
LyondellBasell Industries NV	591	60,796
Mosaic Co./The	661	21,093
Newmont Corp.	5,173	327,865
Nucor Corp.	469	44,991
O-I Glass, Inc. (1)	323	5,275
Olin Corp.	218	10,085
Rayonier Advanced Materials, Inc. (1)	455	3,044
Reliance Steel & Aluminum Co.	1,210	182,589

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Ryerson Holding Corp. (1)	34	496
Southern Copper Corp.	211	13,572
Steel Dynamics, Inc.	122	7,271
SunCoke Energy, Inc.	438	3,127
Trinseo SA	121	7,241
Tronox Holdings PLC	242	5,421
Westlake Chemical Corp.	438	39,459
Westrock Co.	296	15,753
		1,424,076

Real Estate Investment Trust — 1.3%
Altisource Portfolio Solutions SA (1)	670	5,956
American Homes 4 Rent	1,581	61,422
American Tower Corp.	633	170,999
Ashford Hospitality Trust, Inc.	476	2,171
CareTrust REIT, Inc.	698	16,215
CatchMark Timber Trust, Inc.	879	10,284
CBL & Associates Properties, Inc. (1)	1,741	210
Columbia Property Trust, Inc.	249	4,330
CorEnergy Infrastructure Trust, Inc.	949	6,282
Corporate Office Properties Trust	1,500	41,985
CubeSmart	2,913	134,930
CyrusOne, Inc.	131	9,369
DiamondRock Hospitality Co. (1)	170	1,649
EastGroup Properties, Inc.	946	155,570
Extra Space Storage, Inc.	1,502	246,058
Getty Realty Corp.	739	23,020
Gladstone Commercial Corp.	1,082	24,410
Healthcare Realty Trust, Inc.	3,561	107,542
Healthcare Trust of America, Inc. - Class A	3,056	81,595
Host Hotels & Resorts, Inc. (1)	562	9,605
Invitation Homes, Inc.	371	13,835
Iron Mountain, Inc.	194	8,210
Lamar Advertising Co.	2,218	231,604
Life Storage, Inc.	186	19,967
LTC Properties, Inc.	1,454	55,819
National Health Investors, Inc.	372	24,943
National Storage Affiliates Trust	8,181	413,631
Newmark Group, Inc.	401	4,816
Omega Healthcare Investors, Inc.	1,010	36,653
PotlatchDeltic Corp.	513	27,266
Prologis, Inc.	6	717
PS Business Parks, Inc.	373	55,234
Public Storage	809	243,258
RAIT Financial Trust (1)(2)(7)	751	0
Spirit MTA REIT Liquidating Trust (1)(7)(9)	1,024	0
Stratus Properties, Inc. (1)	106	2,615

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 57

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Tanger Factory Outlet Centers, Inc. (2)	46	867
Trinity Place Holdings, Inc. (1)	645	1,361
Universal Health Realty Income Trust	226	13,910
Welltower, Inc.	10	831
Weyerhaeuser Co.	1,163	40,030
		2,309,169

Utilities — 0.9%
AES Corp./The	1,048	27,321
DTE Energy Co.	3,958	512,958
Duke Energy Corp.	2,830	279,378
Entergy Corp.	347	34,596
MDU Resources Group, Inc.	2,810	88,065
Portland General Electric Co.	2,703	124,554
Public Service Enterprise Group, Inc.	6,803	406,411
UGI Corp.	1,525	70,615
		1,543,898

Total Common Stocks (United States) (Cost $50,501,420)		69,928,681

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (8)	252	7,784
Total Preferred Stock (United States) (Cost $6,299)		7,784

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(7)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(7)	1	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (1)(7)	6	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (1)(7)	3	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	15	150
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(7)	3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	26	162
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	13	75
Total Warrants (United States) (Cost $875)		387

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 49.6%
U.S. Fixed Income — 44.6%
Baird Core Plus Bond Fund - Class I	183,758	2,183,044
Dodge & Cox Income Fund	182,280	2,612,074
DoubleLine Total Return Bond Fund - Class I	287,064	3,025,652
Frost Total Return Bond Fund - Class I	337,723	3,502,188
Guggenheim Total Return Bond Fund - Class I	46,257	1,345,139
iShares 0-5 Year High Yield Corporate Bond ETF (10)	365,975	16,856,809
Lord Abbett High Yield Fund - Class I	741,881	5,660,549
PGIM Total Return Bond Fund - Class R6	123,485	1,401,560
Pioneer Bond Fund - Class K	268,979	2,724,759
Segall Bryant & Hamill Plus Bond Fund - Class I	279,853	3,056,000
SPDR Bloomberg Barclays High Yield Bond ETF (2)(10)	63,451	6,977,072
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (10)	517,010	14,259,136
Vanguard Short-Term Bond ETF (10)	76,031	6,246,707
Xtrackers USD High Yield Corporate Bond ETF (10)	227,420	9,167,301
		79,017,990

International Fixed Income — 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF (10)	47,896	5,386,384
Payden Emerging Markets Bond Fund - Class I	160,265	2,161,980
TCW Emerging Markets Income Fund - Class I	157,625	1,292,529
		8,840,893

Total Registered Investment Companies (Cost $84,681,851)		87,858,883

Money Market Registered Investment Companies — 12.3%
Meeder Institutional Prime Money Market Fund, 0.06% (4)	15,284,932	15,287,989
Morgan Stanley Government Institutional Fund, 0.03% (3)	6,510,777	6,510,777
Total Money Market Registered Investment Companies (Cost $21,791,038)		21,798,766

The accompanying notes are an integral part of these financial statements.

Page 58	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Bank Obligations — 0.1%
Metro City Bank Deposit Account, 0.10%, 7/1/2021 (5)	248,345	248,345
Total Bank Obligations (Cost $248,345)		248,345
Total Investments — 101.4% (Cost $157,229,828)		179,842,846
Liabilities less Other Assets — (1.4%)		(2,546,166)
Total Net Assets — 100.0%		177,296,680

Trustee Deferred Compensation (6)
Meeder Balanced Fund - Retail Class	391	5,478
Meeder Dynamic Allocation Fund - Retail Class	912	13,744
Meeder Muirfield Fund - Retail Class	1,394	13,020
Meeder Conservative Allocation Fund - Retail Class	126	3,107
Total Trustee Deferred Compensation (Cost $28,634)		35,349

Moderate Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	91	9/16/2021	10,483,655	(304,354)
Mini MSCI Emerging Markets Index Futures	38	9/16/2021	2,593,120	6,080
Russell 2000 Mini Index Futures	5	9/16/2021	576,950	(2,048)
Standard & Poors 500 Mini Futures	18	9/16/2021	3,859,740	44,770
E-mini Standard & Poors MidCap 400 Futures	4	9/16/2021	1,076,960	(5,866)
Total Futures Contracts	156		18,590,425	(261,418)

(1)	Represents non-income producing securities.
(2)	All or a portion of this security is on loan.
(3)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(5)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(8)	Preferred stock. Dividend rate unknown.
(9)	Expiration date unknown.

(10) Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 59

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 21.8%
Communication Services — 2.5%
Activision Blizzard, Inc.	2,977	284,125
Alphabet, Inc. - Class A (1)	148	361,385
Alphabet, Inc. - Class C (1)	298	746,883
AMC Entertainment Holdings, Inc. - Class A (1)	287	16,267
AMC Networks, Inc. - Class A (1)	14	935
AT&T, Inc.	12,945	372,557
Cinemark Holdings, Inc. (1)	34	746
Comcast Corp. - Class A	4,203	239,655
CuriosityStream, Inc. (1)	23	314
DHI Group, Inc. (1)	570	1,927
DISH Network Corp. (1)	12	502
Electronic Arts, Inc.	101	14,527
Facebook, Inc. (1)	1,717	597,018
Fluent, Inc. (1)	293	858
Fox Corp. - Class A	36	1,337
Gray Television, Inc.	425	9,945
Liberty TripAdvisor Holdings, Inc. (1)	449	1,827
Lions Gate Entertainment Corp. - Class A (1)	236	4,885
Live Nation Entertainment, Inc. (1)	46	4,029
Magnite, Inc. (1)	91	3,079
Meredith Corp. (1)	24	1,043
Netflix, Inc. (1)	249	131,524
News Corp. - Class A	545	14,045
Nexstar Media Group, Inc.	210	31,055
Omnicom Group, Inc.	119	9,519
Pinterest, Inc. - Class A (1)	353	27,869
Roku, Inc. - Class A (1)	110	50,518
TEGNA, Inc.	285	5,347
Telephone and Data Systems, Inc.	313	7,093
Twitter, Inc. (1)	459	31,584
Verizon Communications, Inc.	5,753	322,341
ViacomCBS, Inc.	244	11,029
Vimeo, Inc. (1)	73	3,577
Walt Disney Co./The	1,057	185,789
World Wrestling Entertainment, Inc.	135	7,815
Yelp, Inc. (1)	54	2,158
		3,505,107

Consumer Discretionary — 2.4%
Adient PLC (1)	63	2,848
Alterra Mountain Co. (1)	71	17,168
Amazon.com, Inc. (1)	272	935,724
American Axle & Manufacturing Holdings, Inc. (1)	145	1,501
American Eagle Outfitters, Inc.	45	1,689

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Public Education, Inc. (1)	54	1,530
Aptiv PLC (1)	3	472
Aramark	342	12,740
Arcimoto, Inc. (1)	122	2,097
AutoNation, Inc. (1)	18	1,707
Bed Bath & Beyond, Inc. (1)	28	932
Best Buy Co., Inc.	1,532	176,149
Big Lots, Inc.	122	8,053
Boyd Gaming Corp. (1)	194	11,929
Brinker International, Inc. (1)	62	3,835
Caleres, Inc.	61	1,665
Camping World Holdings, Inc.	186	7,624
Capri Holdings, Ltd. (1)	216	12,353
Chico’s FAS, Inc. (1)	60	395
Conn’s, Inc. (1)	49	1,250
Crocs, Inc. (1)	279	32,509
Dana, Inc.	364	8,649
Darden Restaurants, Inc.	157	22,920
Del Taco Restaurants, Inc.	49	490
Designer Brands, Inc. (1)	12	199
Dick’s Sporting Goods, Inc.	93	9,318
Dillard’s, Inc. - Class A	6	1,085
DR Horton, Inc.	775	70,037
eBay, Inc.	197	13,831
Everi Holdings, Inc. (1)	216	5,387
Express, Inc. (1)	28	182
Fiesta Restaurant Group, Inc. (1)	65	873
Foot Locker, Inc.	384	23,666
Ford Motor Co. (1)	1,484	22,052
Fossil Group, Inc. (1)	54	771
Fox Factory Holding Corp. (1)	32	4,981
GameStop Corp. (1)	41	8,780
Gap, Inc./The	210	7,067
General Motors Co. (1)	1,683	99,583
Genesco, Inc. (1)	16	1,019
Genius Brands International, Inc. (1)	102	188
G-III Apparel Group, Ltd. (1)	115	3,779
Goodyear Tire & Rubber Co./The (1)	165	2,830
Greenlane Holdings, Inc. (1)	185	827
Group 1 Automotive, Inc.	26	4,015
GrowGeneration Corp. (1)	58	2,790
Hanesbrands, Inc.	232	4,331
Home Depot, Inc./The	1,493	476,103
Houghton Mifflin Harcourt Co. (1)	105	1,159
International Game Technology PLC	397	9,512
Kohl’s Corp.	225	12,400
Kontoor Brands, Inc.	29	1,636

The accompanying notes are an integral part of these financial statements.

Page 60	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
L Brands, Inc.	68	4,900
Lands’ End, Inc. (1)	37	1,519
Lear Corp.	114	19,982
Lennar Corp.	579	57,524
Lovesac Co./The (1)	11	878
Lowe’s Cos., Inc.	1,706	330,913
M/I Homes, Inc. (1)	221	12,966
Macy’s, Inc. (1)	96	1,820
McDonald’s Corp.	766	176,938
MGM Resorts International	88	3,753
Modine Manufacturing Co. (1)	147	2,439
Mohawk Industries, Inc. (1)	237	45,549
Nautilus, Inc. (1)	37	623
NIKE, Inc. - Class B	366	56,543
ODP Corp./The (1)	102	4,897
OneWater Marine, Inc.	238	10,003
Overstock.com, Inc. (1)	52	4,794
Party City Holdco, Inc. (1)	58	541
Qurate Retail, Inc. - Class A	418	5,472
RCI Hospitality Holdings, Inc.	36	2,383
Red Rock Resorts, Inc. (1)	133	5,653
Rent-A-Center, Inc./TX	327	17,354
Ross Stores, Inc.	1,605	199,020
Sally Beauty Holdings, Inc. (1)	180	3,973
Scientific Games Corp. (1)	76	5,885
Shoe Carnival, Inc.	18	1,289
Signet Jewelers, Ltd.	23	1,858
Smith & Wesson Brands, Inc.	186	6,454
Sonic Automotive, Inc.	6	268
Sonos, Inc. (1)	44	1,550
Steven Madden, Ltd.	162	7,089
Tapestry, Inc. (1)	354	15,392
Target Corp.	368	88,960
Tempur Sealy International, Inc.	59	2,312
Tenneco, Inc. (1)	278	5,371
Tesla, Inc. (1)	540	367,038
Texas Roadhouse, Inc.	225	21,645
Thor Industries, Inc.	247	27,911
Town Sports International Holdings, Inc. (1)	464	82
Tupperware Brands Corp. (1)	28	665
Urban Outfitters, Inc. (1)	20	824
Vera Bradley, Inc. (1)	268	3,321
Vista Outdoor, Inc. (1)	26	1,203
Vuzix Corp. (1)	76	1,395
Waitr Holdings, Inc. (1)	306	545
Williams-Sonoma, Inc.	68	10,856
XPEL, Inc. (1)	54	4,529

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Zumiez, Inc. (1)	200	9,798
		3,611,307

Consumer Staples — 0.5%
Bunge, Ltd.	2,646	206,785
Celsius Holdings, Inc. (1)	2	152
Conagra Brands, Inc.	58	2,110
Darling Ingredients, Inc. (1)	2,769	186,908
Ingles Markets, Inc.	30	1,748
Kraft Heinz Co./The	3,079	125,562
Medifast, Inc.	18	5,094
Performance Food Group Co. (1)	38	1,843
Spectrum Brands Holdings, Inc.	573	48,728
Tyson Foods, Inc.	42	3,098
United Natural Foods, Inc. (1)	45	1,664
Walgreens Boots Alliance, Inc.	218	11,469
Walmart, Inc.	383	54,011
		649,172

Energy — 0.7%
Aemetis, Inc. (1)	5	56
Amplify Energy Corp. (1)	333	1,349
Antero Resources Corp. (1)	82	1,232
APA Corp.	488	10,555
Ardmore Shipping Corp.	4	17
Baker Hughes Co.	372	8,508
Berry Corp.	98	659
Bristow Group, Inc. (1)	2	51
Cactus, Inc.	106	3,892
ChampionX Corp. (1)	183	4,694
Cimarex Energy Co.	248	17,968
Clean Energy Fuels Corp. (1)	199	2,020
ConocoPhillips	1,040	63,336
CONSOL Energy, Inc. (1)	140	2,586
Contango Oil & Gas Co. (1)	323	1,395
Continental Resources, Inc./OK	73	2,776
CVR Energy, Inc.	18	323
Delek US Holdings, Inc.	85	1,838
Devon Energy Corp.	974	28,431
DHT Holdings, Inc.	204	1,324
Diamondback Energy, Inc.	174	16,337
Dorian LPG, Ltd. (1)	94	1,327
EOG Resources, Inc.	454	37,882
Exxon Mobil Corp.	6,591	415,760
Frank’s International NV (1)	314	951
Golar LNG, Ltd. (1)	22	292
Goodrich Petroleum Corp. (1)	57	851

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 61

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Hallador Energy Co. (1)	217	585
Hess Corp.	136	11,876
Laredo Petroleum, Inc. (1)	22	2,041
Magnolia Oil & Gas Corp. (1)	117	1,829
Meta Materials, Inc. (1)	90	674
Nabors Industries, Ltd. (1)	14	1,599
NextDecade Corp. (1)	76	314
Nine Energy Service, Inc. (1)	406	1,194
Northern Oil and Gas, Inc. (1)	151	3,136
Oceaneering International, Inc. (1)	135	2,102
ONEOK, Inc.	2,136	118,847
Ovintiv, Inc.	264	8,308
PDC Energy, Inc.	91	4,167
Phillips 66	84	7,209
Pioneer Natural Resources Co.	189	30,716
Profire Energy, Inc. (1)	5	6
Range Resources Corp. (1)	34	570
Renewable Energy Group, Inc. (1)	4	249
Schlumberger NV	1,204	38,540
Scorpio Tankers, Inc.	65	1,433
SM Energy Co.	92	2,266
Southwestern Energy Co. (1)	709	4,020
Targa Resources Corp.	1,226	54,496
Teekay Corp. (1)	254	945
Transocean, Ltd. (1)	237	1,071
Uranium Energy Corp. (1)	388	1,032
W&T Offshore, Inc. (1)	41	199
Westmoreland Coal Co. (1)(6)	410	0
Whiting Petroleum Corp. (1)	62	3,382
World Fuel Services Corp.	159	5,045
		934,261

Financials — 2.6%
Affiliated Managers Group, Inc.	95	14,650
AGNC Investment Corp.	3,327	56,193
Allstate Corp./The	205	26,740
Ally Financial, Inc.	975	48,594
American Express Co.	47	7,766
American Financial Group, Inc./OH	124	15,465
American International Group, Inc.	5,403	257,183
Ameris Bancorp	66	3,342
Annaly Capital Management, Inc.	111	986
Arbor Realty Trust, Inc.	803	14,309
Associated Banc-Corp	1,295	26,522
Athene Holding, Ltd. (1)	1,942	131,085
B Riley Financial, Inc.	185	13,968
Bank of America Corp.	5,017	206,851

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Bank of New York Mellon Corp./The	1,064	54,509
Bank of NT Butterfield & Son, Ltd./The	233	8,260
Bank OZK	112	4,722
BankUnited, Inc.	184	7,855
Berkshire Hathaway, Inc. - Class B (1)	2,035	565,567
BGC Partners, Inc.	160	907
Capital One Financial Corp.	607	93,897
Charles Schwab Corp./The	1,039	75,650
Cincinnati Financial Corp.	59	6,881
Citigroup, Inc.	1,388	98,201
Citizens Financial Group, Inc.	493	22,614
Civista Bancshares, Inc.	85	1,879
CNB Financial Corp./PA	67	1,529
Curo Group Holdings Corp.	456	7,752
Customers Bancorp, Inc. (1)	54	2,105
East West Bancorp, Inc.	210	15,055
Ellington Financial, Inc.	633	12,122
Evercore, Inc.	223	31,392
Fifth Third Bancorp	1,461	55,854
First American Financial Corp.	75	4,676
First Choice Bancorp	7	213
First Horizon Corp.	1,323	22,861
FNB Corp./PA	427	5,265
Hartford Financial Services Group, Inc./The	381	23,611
Hilltop Holdings, Inc.	302	10,993
Huntington Bancshares, Inc./OH	4	57
Invesco, Ltd.	374	9,997
JPMorgan Chase & Co.	1,500	233,310
KeyCorp	735	15,178
LendingClub Corp. (1)	109	1,976
LPL Financial Holdings, Inc.	16	2,160
Medley Management, Inc. (1)	25	154
MetLife, Inc.	365	21,845
Moelis & Co.	155	8,818
Morgan Stanley	1,129	103,518
Mr Cooper Group, Inc. (1)	457	15,108
NewStar Financial Contingent Value Rights (1)(6)(8)	8	0
Northrim BanCorp, Inc.	202	8,636
Old Republic International Corp.	2,142	53,357
OneMain Holdings, Inc.	81	4,853
Oppenheimer Holdings, Inc.	113	5,745
PacWest Bancorp	287	11,813
Pinnacle Financial Partners, Inc.	85	7,505
PNC Financial Services Group, Inc./The	323	61,615
Progressive Corp./The	2,674	262,614
Pzena Investment Management, Inc.	433	4,767

The accompanying notes are an integral part of these financial statements.

Page 62	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Radian Group, Inc.	420	9,345
RBB Bancorp	57	1,381
Regions Financial Corp.	1,582	31,925
Siebert Financial Corp. (1)	17	82
Signature Bank/New York NY	44	10,809
Silvercrest Asset Management Group, Inc.	35	526
SLM Corp.	558	11,685
Stewart Information Services Corp.	927	52,552
StoneX Group, Inc. (1)	11	667
SVB Financial Group (1)	52	28,934
Synchrony Financial	5,024	243,764
Synovus Financial Corp.	438	19,219
Tiptree, Inc. - Class A	70	651
Truist Financial Corp.	1,225	67,988
Umpqua Holdings Corp.	708	13,063
Unum Group	3,497	99,315
US Bancorp	1,711	97,476
Valley National Bancorp	262	3,519
Virtus Investment Partners, Inc.	62	17,222
Walker & Dunlop, Inc.	165	17,223
Wells Fargo & Co.	2,562	116,033
Western Alliance Bancorp	138	12,813
Wintrust Financial Corp.	36	2,723
Zions Bancorp NA	154	8,140
		3,658,105

Healthcare — 4.1%
Abbott Laboratories	415	48,111
AbbVie, Inc.	3,245	365,517
Abeona Therapeutics, Inc. (1)	148	231
AcelRx Pharmaceuticals, Inc. (1)	57	79
ADMA Biologics, Inc. (1)	54	86
Adverum Biotechnologies, Inc. (1)	220	770
Affimed NV (1)	229	1,947
Agilent Technologies, Inc.	799	118,100
Agios Pharmaceuticals, Inc. (1)	127	6,999
Alector, Inc. (1)	114	2,375
Alexion Pharmaceuticals, Inc. (1)	145	26,638
Align Technology, Inc. (1)	79	48,269
Alkermes PLC (1)	183	4,487
Allakos, Inc. (1)	7	598
AmerisourceBergen Corp.	7	801
Amgen, Inc.	1,044	254,475
Amneal Pharmaceuticals, Inc. (1)	442	2,263
Anavex Life Sciences Corp. (1)	62	1,417
Apellis Pharmaceuticals, Inc. (1)	45	2,844
Arbutus Biopharma Corp. (1)	684	2,073

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Arcutis Biotherapeutics, Inc. (1)	55	1,501
Arrowhead Pharmaceuticals, Inc. (1)	139	11,512
Arvinas, Inc. (1)	48	3,696
Asensus Surgical, Inc. (1)	6	19
Assertio Holdings, Inc. (1)	267	417
Axogen, Inc. (1)	95	2,053
Beam Therapeutics, Inc. (1)	63	8,109
Beyondspring, Inc. (1)	121	1,263
BioDelivery Sciences International, Inc. (1)	970	3,473
Biogen, Inc. (1)	666	230,616
Bio-Techne Corp.	42	18,911
Blueprint Medicines Corp. (1)	55	4,838
Bridgebio Pharma, Inc. (1)	48	2,926
Bristol-Myers Squibb Co.	4,388	293,206
Bruker Corp.	18	1,368
Calyxt, Inc. (1)	49	197
Cardinal Health, Inc.	646	36,880
CareDx, Inc. (1)	110	10,067
CASI Pharmaceuticals, Inc. (1)	44	68
Catalent, Inc. (1)	281	30,382
Catalyst Pharmaceuticals, Inc. (1)	639	3,674
Centogene NV (1)	138	1,441
Cerecor, Inc. (1)	505	1,651
Cerner Corp.	1,119	87,461
Charles River Laboratories International, Inc. (1)	86	31,813
Chimerix, Inc. (1)	117	936
Community Health Systems, Inc. (1)	119	1,837
Computer Programs and Systems, Inc.	110	3,655
CureVac NV (1)	10	735
CVS Health Corp.	1,738	145,019
Danaher Corp.	1,204	323,105
Denali Therapeutics, Inc. (1)	77	6,040
DENTSPLY SIRONA, Inc.	90	5,693
Dicerna Pharmaceuticals, Inc. (1)	77	2,874
Dynavax Technologies Corp. (1)	187	1,842
Editas Medicine, Inc. (1)	53	3,002
Elanco Animal Health, Inc. Contingent Value Rights (1)(6)(8)	32	0
Eli Lilly & Co.	765	175,583
Eloxx Pharmaceuticals, Inc. (1)	569	1,132
Emergent BioSolutions, Inc. (1)	122	7,685
Endo International PLC (1)	527	2,466
Enochian Biosciences, Inc. (1)	7	35
Ensign Group, Inc./The	15	1,300
Envista Holdings Corp. (1)	64	2,765
Evelo Biosciences, Inc. (1)	123	1,690

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 63

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Exact Sciences Corp. (1)	139	17,279
Exelixis, Inc. (1)	437	7,962
Fate Therapeutics, Inc. (1)	85	7,377
Fulgent Genetics, Inc. (1)	5	461
Galectin Therapeutics, Inc. (1)	117	374
Genprex, Inc. (1)	305	1,022
Gilead Sciences, Inc.	2,324	160,031
HCA Healthcare, Inc.	307	63,469
Hill-Rom Holdings, Inc.	292	33,168
Hologic, Inc. (1)	89	5,938
Horizon Therapeutics Plc (1)	850	79,594
Humanigen, Inc. (1)	83	1,443
IGM Biosciences, Inc. (1)	5	416
Inogen, Inc. (1)	19	1,238
Insmed, Inc. (1)	80	2,277
Intellia Therapeutics, Inc. (1)	55	8,905
Intra-Cellular Therapies, Inc. (1)	39	1,592
Johnson & Johnson	3,264	537,711
Jounce Therapeutics, Inc. (1)	83	564
Kodiak Sciences, Inc. (1)	46	4,278
La Jolla Pharmaceutical Co. (1)	152	651
Lexicon Pharmaceuticals, Inc. (1)	14	64
MacroGenics, Inc. (1)	71	1,907
Madrigal Pharmaceuticals, Inc. (1)	101	9,838
Mallinckrodt PLC (1)	20	6
MannKind Corp. (1)	545	2,970
Marinus Pharmaceuticals, Inc. (1)	21	377
McKesson Corp.	131	25,052
Medtronic PLC	2,656	329,689
Merck & Co., Inc.	4,741	368,708
Merit Medical Systems, Inc. (1)	104	6,725
Moderna, Inc. (1)	822	193,154
Molina Healthcare, Inc. (1)	1	253
Myriad Genetics, Inc. (1)	7	214
Natera, Inc. (1)	145	16,462
NextGen Healthcare, Inc. (1)	225	3,733
Novavax, Inc. (1)	61	12,951
Novocure, Ltd. (1)	39	8,651
Oncocyte Corp. (1)	100	574
Owens & Minor, Inc.	20	847
Pacific Biosciences of California, Inc. (1)	61	2,133
Palatin Technologies, Inc. (1)	860	525
PerkinElmer, Inc.	175	27,022
Perrigo Co. PLC	874	40,073
Pfizer, Inc.	6,528	255,636
Precigen, Inc. (1)	184	1,200
Prothena Corp. PLC (1)	41	2,108

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
PTC Therapeutics, Inc. (1)	19	803
Puma Biotechnology, Inc. (1)	304	2,791
Regeneron Pharmaceuticals, Inc. (1)	455	254,136
Rhythm Pharmaceuticals, Inc. (1)	157	3,074
Rocket Pharmaceuticals, Inc. (1)	24	1,063
Royalty Pharma PLC	524	21,479
Sesen Bio, Inc. (1)	107	494
Sorrento Therapeutics, Inc. (1)	338	3,275
Spectrum Pharmaceuticals, Inc. (1)	320	1,200
SpringWorks Therapeutics, Inc. (1)	28	2,307
STAAR Surgical Co. (1)	66	10,065
Stoke Therapeutics, Inc. (1)	33	1,111
Stryker Corp.	994	258,172
Sutro Biopharma, Inc. (1)	81	1,506
Tenet Healthcare Corp. (1)	6	402
Thermo Fisher Scientific, Inc.	456	230,038
Translate Bio, Inc. (1)	80	2,203
TransMedics Group, Inc. (1)	7	232
Turning Point Therapeutics, Inc. (1)	54	4,213
Twist Bioscience Corp. (1)	89	11,859
Tyme Technologies, Inc. (1)	114	144
Ultragenyx Pharmaceutical, Inc. (1)	49	4,672
United Therapeutics Corp. (1)	155	27,809
UnitedHealth Group, Inc.	364	145,760
Veeva Systems, Inc. (1)	19	5,908
Verrica Pharmaceuticals, Inc. (1)	130	1,469
Viatris, Inc.	1,834	26,208
ViewRay, Inc. (1)	334	2,204
WaVe Life Sciences, Ltd. (1)	93	619
Xencor, Inc. (1)	107	3,690
Zentalis Pharmaceuticals, Inc. (1)	9	479
Zimmer Biomet Holdings, Inc.	349	56,126
ZIOPHARM Oncology, Inc. (1)	192	507
Zoetis, Inc.	539	100,448
		5,796,104

Industrials — 1.2%
ABM Industries, Inc.	155	6,874
Acuity Brands, Inc.	85	15,898
AGCO Corp.	222	28,944
Altra Industrial Motion Corp.	41	2,666
ArcBest Corp.	37	2,153
Array Technologies, Inc. (1)	121	1,888
ASGN, Inc. (1)	78	7,561
Atkore, Inc. (1)	81	5,751
Atlas Air Worldwide Holdings, Inc. (1)	3	204
Avis Budget Group, Inc. (1)	34	2,648

The accompanying notes are an integral part of these financial statements.

Page 64	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Axon Enterprise, Inc. (1)	1	177
BGSF, Inc.	87	1,074
Boise Cascade Co.	467	27,249
Brady Corp.	182	10,199
Builders FirstSource, Inc. (1)	216	9,215
Caterpillar, Inc.	413	89,881
ChargePoint Holdings, Inc. (1)	221	7,678
Comfort Systems USA, Inc.	63	4,964
Covenant Logistics Group, Inc. (1)	104	2,151
CSX Corp.	180	5,774
Deere & Co.	526	185,525
Eagle Bulk Shipping, Inc. (1)	5	237
EMCOR Group, Inc.	371	45,703
Emerson Electric Co.	324	31,182
Encore Wire Corp.	123	9,322
EnerSys	219	21,403
Eos Energy Enterprises, Inc. (1)	25	449
FedEx Corp.	204	60,859
Franklin Electric Co., Inc.	115	9,271
FTC Solar, Inc. (1)	5	67
Genco Shipping & Trading, Ltd.	170	3,210
Generac Holdings, Inc. (1)	70	29,061
Graco, Inc.	800	60,560
GrafTech International, Ltd.	468	5,438
Granite Construction, Inc.	84	3,489
Harsco Corp. (1)	120	2,450
Hertz Global Holdings, Inc. (1)	34	297
Hillenbrand, Inc.	134	5,907
HNI Corp.	66	2,902
Huntington Ingalls Industries, Inc.	311	65,543
Hyster-Yale Materials Handling, Inc.	55	4,014
JB Hunt Transport Services, Inc.	150	24,443
Korn Ferry	46	3,337
Lawson Products, Inc./DE (1)	5	268
Manitowoc Co., Inc./The (1)	110	2,695
ManpowerGroup, Inc.	809	96,198
Matson, Inc.	91	5,824
Matthews International Corp.	25	899
Maxar Technologies, Inc.	39	1,557
Mesa Air Group, Inc. (1)	416	3,881
Miller Industries, Inc./TN	196	7,730
Mueller Industries, Inc.	750	32,483
National Presto Industries, Inc.	29	2,948
NL Industries, Inc.	13	85
Old Dominion Freight Line, Inc.	41	10,406
Oshkosh Corp.	153	19,070
Owens Corning	244	23,888

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
PAE, Inc. (1)	15	134
Parker-Hannifin Corp.	163	50,059
Pitney Bowes, Inc.	108	947
Plug Power, Inc. (1)	312	10,667
Primoris Services Corp.	858	25,251
Quad/Graphics, Inc. (1)	736	3,054
Quanta Services, Inc.	2,374	215,013
Regal Beloit Corp.	232	30,974
Resideo Technologies, Inc. (1)	129	3,870
REV Group, Inc.	96	1,506
Rush Enterprises, Inc.	228	9,859
Ryder System, Inc.	370	27,502
Shyft Group, Inc./The	123	4,601
SkyWest, Inc. (1)	292	12,576
Steelcase, Inc. - Class A	216	3,264
Stem, Inc. (1)	167	6,014
Sterling Construction Co., Inc. (1)	1	24
Terex Corp.	113	5,381
Textainer Group Holdings, Ltd. (1)	122	4,120
Textron, Inc.	770	52,953
Titan Machinery, Inc. (1)	58	1,795
Triton International, Ltd.	140	7,328
Triumph Group, Inc. (1)	256	5,312
TrueBlue, Inc. (1)	55	1,546
Tutor Perini Corp. (1)	85	1,177
United Parcel Service, Inc. - Class B	606	126,030
United Rentals, Inc. (1)	2	638
Valmont Industries, Inc.	68	16,051
Vectrus, Inc. (1)	101	4,807
View, Inc. (1)	61	517
Werner Enterprises, Inc.	288	12,822
WESCO International, Inc. (1)	1	103
Yellow Corp. (1)	208	1,354
		1,662,799

Information Technology — 6.2%
3D Systems Corp. (1)	100	3,997
Accenture PLC	150	44,219
Adobe, Inc. (1)	646	378,323
ADTRAN, Inc.	18	372
Alarm.com Holdings, Inc. (1)	171	14,484
Alliance Data Systems Corp.	104	10,836
American Software, Inc./GA	31	681
Amkor Technology, Inc.	202	4,781
Apple, Inc.	8,292	1,135,672
Applied Materials, Inc.	2,290	326,096
Arrow Electronics, Inc. (1)	572	65,111

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 65

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Autodesk, Inc. (1)	238	69,472
Avaya Holdings Corp. (1)	8	215
Avnet, Inc.	975	39,078
Belden, Inc.	82	4,147
Bill.com Holdings, Inc. (1)	34	6,228
Broadcom, Inc.	227	108,243
Cadence Design Systems, Inc. (1)	1,887	258,179
Calix, Inc. (1)	138	6,555
CDK Global, Inc.	1,863	92,572
CDW Corp./DE	385	67,240
Cerence, Inc. (1)	85	9,070
ChannelAdvisor Corp. (1)	378	9,265
Cisco Systems, Inc./Delaware	4,084	216,452
Cognizant Technology Solutions Corp.	1,756	121,621
CommScope Holding Co., Inc. (1)	348	7,416
CommVault Systems, Inc. (1)	774	60,504
Concentrix Corp. (1)	83	13,346
Conduent, Inc. (1)	731	5,483
Corning, Inc.	1,223	50,021
Crowdstrike Holdings, Inc. (1)	150	37,697
Digital Turbine, Inc. (1)	312	23,721
DocuSign, Inc. (1)	95	26,559
Dolby Laboratories, Inc.	1,174	115,392
DXC Technology Co. (1)	276	10,747
Dynatrace, Inc. (1)	130	7,595
Ebix, Inc.	20	678
EPAM Systems, Inc. (1)	307	156,865
Extreme Networks, Inc. (1)	77	859
Fortinet, Inc. (1)	268	63,835
Hewlett Packard Enterprise Co.	1,269	18,502
HP, Inc.	3,413	103,038
HubSpot, Inc. (1)	62	36,129
Ideanomics, Inc. (1)	412	1,170
Insight Enterprises, Inc. (1)	2	200
Intel Corp.	4,592	257,795
International Business Machines Corp.	1,334	195,551
Intuit, Inc.	655	321,061
J2 Global, Inc. (1)	104	14,305
Jabil, Inc.	1,138	66,141
Kimball Electronics, Inc. (1)	63	1,370
KLA Corp.	829	268,770
Kopin Corp. (1)	10	82
Lam Research Corp.	389	253,122
Manhattan Associates, Inc. (1)	282	40,845
Marathon Digital Holdings, Inc. (1)	84	2,635
Mastercard, Inc.	79	28,842
McAfee Corp. (1)	481	13,478

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Methode Electronics, Inc.	214	10,531
Micron Technology, Inc. (1)	751	63,820
Microsoft Corp.	6,148	1,665,493
MicroStrategy, Inc. (1)	5	3,323
MicroVision, Inc. (1)	83	1,390
MKS Instruments, Inc.	74	13,168
MoneyGram International, Inc. (1)	145	1,462
NortonLifeLock, Inc.	1,248	33,971
NVIDIA Corp.	421	336,842
ON Semiconductor Corp. (1)	234	8,958
OneSpan, Inc. (1)	89	2,273
Oracle Corp.	2,252	175,296
PagerDuty, Inc. (1)	59	2,512
Palantir Technologies, Inc. (1)	473	12,468
Plantronics, Inc. (1)	31	1,294
Priority Technology Holdings, Inc. (1)	125	955
Progress Software Corp.	291	13,459
Qorvo, Inc. (1)	13	2,543
QUALCOMM, Inc.	2,244	320,735
Rimini Street, Inc. (1)	113	696
Riot Blockchain, Inc. (1)	80	3,014
salesforce.com, Inc. (1)	588	143,631
Sanmina Corp. (1)	15	584
ScanSource, Inc. (1)	96	2,700
SecureWorks Corp. (1)	252	4,670
Skyworks Solutions, Inc.	127	24,352
Sonim Technologies, Inc. (1)	265	148
SPS Commerce, Inc. (1)	158	15,776
SS&C Technologies Holdings, Inc.	2,916	210,127
StarTek, Inc. (1)	237	1,690
Stratasys, Ltd. (1)	141	3,646
Teradata Corp. (1)	131	6,546
Teradyne, Inc.	230	30,811
TESSCO Technologies, Inc. (1)	26	160
Texas Instruments, Inc.	1,083	208,261
Trade Desk, Inc./The (1)	297	22,976
Trimble, Inc. (1)	642	52,535
TTEC Holdings, Inc.	96	9,897
Twilio, Inc. - Class A (1)	52	20,496
Ultra Clean Holdings, Inc. (1)	149	8,004
Viant Technology, Inc. (1)	158	4,705
Visa, Inc.	647	151,282
Wix.com, Ltd. (1)	49	14,224
Xperi Holding Corp.	459	10,208
Zebra Technologies Corp. - Class A (1)	87	46,066

The accompanying notes are an integral part of these financial statements.

Page 66	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Zscaler, Inc. (1)	135	29,168
		8,893,529

Materials — 0.4%
AdvanSix, Inc. (1)	181	5,405
Amyris, Inc. (1)	138	2,259
Avery Dennison Corp.	430	90,403
Avient Corp.	96	4,719
Celanese Corp.	122	18,495
Chemours Co./The	118	4,106
Cleveland-Cliffs, Inc. (1)	330	7,115
Coeur Mining, Inc. (1)	79	702
Commercial Metals Co.	117	3,594
Corteva, Inc.	293	12,995
Dow, Inc.	651	41,195
Eastman Chemical Co.	87	10,157
Element Solutions, Inc.	106	2,478
Freeport-McMoRan, Inc.	1,004	37,258
Greif, Inc. - Class A	26	1,574
Hawkins, Inc.	150	4,913
Huntsman Corp.	897	23,788
Intrepid Potash, Inc. (1)	20	637
Koppers Holdings, Inc. (1)	210	6,794
Louisiana-Pacific Corp.	333	20,077
LyondellBasell Industries NV	266	27,363
Mosaic Co./The	294	9,382
Newmont Corp.	2,374	150,464
Nucor Corp.	226	21,680
O-I Glass, Inc. (1)	170	2,776
Olin Corp.	98	4,533
Rayonier Advanced Materials, Inc. (1)	190	1,271
Reliance Steel & Aluminum Co.	431	65,038
Ryerson Holding Corp. (1)	72	1,051
Southern Copper Corp.	136	8,748
Steel Dynamics, Inc.	69	4,112
SunCoke Energy, Inc.	213	1,521
Trinseo SA	48	2,872
Tronox Holdings PLC	108	2,419
Westlake Chemical Corp.	190	17,117
Westrock Co.	148	7,877
		626,888

Real Estate Investment Trust — 0.7%
Altisource Portfolio Solutions SA (1)	300	2,667
American Homes 4 Rent	762	29,604
American Tower Corp.	207	55,919
Ashford Hospitality Trust, Inc.	214	976

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
CareTrust REIT, Inc.	314	7,294
CatchMark Timber Trust, Inc.	639	7,476
CBL & Associates Properties, Inc. (1)	1,071	129
Columbia Property Trust, Inc.	90	1,565
CorEnergy Infrastructure Trust, Inc.	472	3,125
CorePoint Lodging, Inc. (1)	268	2,868
Corporate Office Properties Trust	646	18,082
CubeSmart	1,364	63,180
CyrusOne, Inc.	59	4,220
DiamondRock Hospitality Co. (1)	72	698
EastGroup Properties, Inc.	78	12,827
Extra Space Storage, Inc.	691	113,200
Getty Realty Corp.	277	8,629
Gladstone Commercial Corp.	138	3,113
Healthcare Realty Trust, Inc.	1,382	41,736
Healthcare Trust of America, Inc. - Class A	1,235	32,975
Host Hotels & Resorts, Inc. (1)	312	5,332
Invitation Homes, Inc.	157	5,855
Iron Mountain, Inc.	502	21,245
Lamar Advertising Co.	1,040	108,597
Life Storage, Inc.	182	19,538
LTC Properties, Inc.	735	28,217
Maui Land & Pineapple Co., Inc. (1)	5	54
National Health Investors, Inc.	83	5,565
National Storage Affiliates Trust	3,953	199,864
Newmark Group, Inc.	208	2,498
Omega Healthcare Investors, Inc.	468	16,984
PotlatchDeltic Corp.	201	10,683
Prologis, Inc.	8	956
PS Business Parks, Inc.	123	18,214
Public Storage	375	112,759
RAIT Financial Trust (1)(6)	368	0
SBA Communications Corp.	96	30,595
Spirit MTA REIT Liquidating Trust (1)(6)(8)	477	0
Stratus Properties, Inc. (1)	56	1,382
Tanger Factory Outlet Centers, Inc.	21	396
Trinity Place Holdings, Inc. (1)	367	774
Universal Health Realty Income Trust	154	9,479
Urstadt Biddle Properties, Inc.	64	1,240
Welltower, Inc.	4	332
Weyerhaeuser Co.	410	14,112
		1,024,954

Utilities — 0.5%
AES Corp./The	554	14,443
DTE Energy Co.	1,783	231,075
Duke Energy Corp.	1,265	124,881

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 67

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Entergy Corp.	221	22,034
MDU Resources Group, Inc.	1,409	44,158
Portland General Electric Co.	1,252	57,692
Public Service Enterprise Group, Inc.	2,441	145,825
UGI Corp.	753	34,854
		674,962

Total Common Stocks (United States) (Cost $22,435,336)		31,037,188

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (7)	153	4,726
Total Preferred Stock (United States) (Cost $3,824)		4,726

Warrants (United States) — 0.0%
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (1)(6)	3	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (1)(6)	1	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	6	60
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(6)	1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	8	50
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	2	12
Total Warrants (United States) (Cost $366)		122

Registered Investment Companies — 69.6%
U.S. Fixed Income — 62.5%
Baird Core Plus Bond Fund - Class I	212,631	2,526,055
Dodge & Cox Income Fund	208,019	2,980,908
DoubleLine Total Return Bond Fund - Class I	328,508	3,462,472
Frost Total Return Bond Fund - Class I	385,509	3,997,733
Guggenheim Total Return Bond Fund - Class I	52,065	1,514,060
iShares 0-5 Year High Yield Corporate Bond ETF (9)	408,909	18,834,349
Lord Abbett High Yield Fund - Class I	850,415	6,488,664
PGIM Total Return Bond Fund - Class R6	140,629	1,596,134
Pioneer Bond Fund - Class K	294,869	2,987,020

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
Segall Bryant & Hamill Plus Bond Fund - Class I	320,123	3,495,744
SPDR Bloomberg Barclays High Yield Bond ETF (2)(9)	72,482	7,970,121
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)	575,939	15,884,398
Vanguard Short-Term Bond ETF (9)	86,120	7,075,619
Xtrackers USD High Yield Corporate Bond ETF (9)	259,154	10,446,498
		89,259,775

International Fixed Income — 7.1%
iShares JP Morgan USD Emerging Markets Bond ETF (9)	54,188	6,093,982
Payden Emerging Markets Bond Fund - Class I	184,421	2,487,845
TCW Emerging Markets Income Fund - Class I	183,372	1,503,653
		10,085,480

Total Registered Investment Companies (Cost $95,739,185)		99,345,255

Money Market Registered Investment Companies — 12.7%
Meeder Institutional Prime Money Market Fund, 0.06% (4)	10,240,711	10,242,759
Morgan Stanley Government Institutional Fund, 0.03% (3)	7,899,314	7,899,314
Total Money Market Registered Investment Companies (Cost $18,137,730)		18,142,073
Total Investments — 104.1% (Cost $136,316,442)		148,529,364
Liabilities less Other Assets — (4.1%)		(5,790,860)
Total Net Assets — 100.0%		142,738,504

Trustee Deferred Compensation (5)
Meeder Balanced Fund - Retail Class	1,156	16,196
Meeder Dynamic Allocation Fund - Retail Class	2,947	44,411
Meeder Muirfield Fund - Retail Class	1,917	17,905
Meeder Conservative Allocation Fund - Retail Class	344	8,483
Total Trustee Deferred Compensation (Cost $64,282)		86,995

The accompanying notes are an integral part of these financial statements.

Page 68	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Conservative Allocation
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	44	9/16/2021	5,069,020	(143,582)
Mini MSCI Emerging Markets Index Futures	19	9/16/2021	1,296,560	3,040
Russell 2000 Mini Index Futures	4	9/16/2021	461,560	2,283
Standard & Poors 500 Mini Futures	18	9/16/2021	3,859,740	46,757
E-mini Standard & Poors MidCap 400 Futures	4	9/16/2021	1,076,960	(11,893)
Total Futures Contracts	89		11,763,840	(103,395)

(1)	Represents non-income producing securities.
(2)	All or a portion of this security is on loan.
(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(5)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(7)	Preferred stock. Dividend rate unknown.
(8)	Expiration date unknown.
(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 69

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 67.5%
Communication Services — 7.6%
Activision Blizzard, Inc.	13,544	1,292,639
Alphabet, Inc. - Class A (1)	651	1,589,605
Alphabet, Inc. - Class C (1)	1,357	3,401,076
AMC Entertainment Holdings, Inc. - Class A (1)	1,305	73,967
AMC Networks, Inc. - Class A (1)	79	5,277
AT&T, Inc.	58,913	1,695,516
Cinemark Holdings, Inc. (1)	141	3,095
Comcast Corp. - Class A	20,332	1,159,331
Cumulus Media, Inc. (1)	274	4,014
CuriosityStream, Inc. (1)	27	368
DHI Group, Inc. (1)	2,626	8,876
DISH Network Corp. (1)	48	2,006
Electronic Arts, Inc.	919	132,180
Facebook, Inc. (1)	6,987	2,429,450
Fluent, Inc. (1)	1,014	2,971
Fox Corp. - Class A	89	3,305
Gray Television, Inc.	1,722	40,295
Liberty TripAdvisor Holdings, Inc. (1)	1,864	7,586
Lions Gate Entertainment Corp. - Class A (1)	1,138	23,557
Live Nation Entertainment, Inc. (1)	272	23,824
Magnite, Inc. (1)	378	12,792
Meredith Corp. (1)	139	6,038
Netflix, Inc. (1)	1,143	603,744
News Corp. - Class A	3,084	79,475
Nexstar Media Group, Inc.	946	139,894
Omnicom Group, Inc.	1,868	149,421
Pinterest, Inc. - Class A (1)	1,699	134,136
Roku, Inc. - Class A (1)	506	232,381
Sinclair Broadcast Group, Inc.	135	4,485
TEGNA, Inc.	800	15,008
Telephone and Data Systems, Inc.	1,163	26,354
Twitter, Inc. (1)	2,180	150,006
Verizon Communications, Inc.	28,619	1,603,523
ViacomCBS, Inc.	1,016	45,923
Vimeo, Inc. (1)	418	20,482
Walt Disney Co./The	4,219	741,574
World Wrestling Entertainment, Inc.	612	35,429
Yelp, Inc. (1)	328	13,107
		15,912,710

Consumer Discretionary — 7.9%
Adient PLC (1)	270	12,204
Alterra Mountain Co. (1)	339	81,970
Amazon.com, Inc. (1)	1,261	4,338,042

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Axle & Manufacturing Holdings, Inc. (1)	678	7,017
American Eagle Outfitters, Inc.	219	8,219
American Public Education, Inc. (1)	247	7,000
Aptiv PLC (1)	199	31,309
Aramark	1,667	62,096
Arcimoto, Inc. (1)	534	9,179
AutoNation, Inc. (1)	117	11,093
Bed Bath & Beyond, Inc. (1)	146	4,860
Best Buy Co., Inc.	7,909	909,377
Big Lots, Inc.	467	30,827
Boyd Gaming Corp. (1)	786	48,331
Brinker International, Inc. (1)	284	17,565
Caleres, Inc.	243	6,631
Capri Holdings, Ltd. (1)	1,048	59,935
Chico’s FAS, Inc. (1)	131	862
Conn’s, Inc. (1)	225	5,738
Container Store Group, Inc./The (1)	4	52
Crocs, Inc. (1)	1,800	209,736
Dana, Inc.	1,730	41,105
Darden Restaurants, Inc.	904	131,975
Del Taco Restaurants, Inc.	208	2,082
Designer Brands, Inc. (1)	25	414
Dick’s Sporting Goods, Inc.	799	80,052
Dillard’s, Inc. - Class A	25	4,522
DR Horton, Inc.	2,942	265,869
eBay, Inc.	592	41,564
Everi Holdings, Inc. (1)	1,011	25,214
Express, Inc. (1)	111	720
Fiesta Restaurant Group, Inc. (1)	286	3,841
Foot Locker, Inc.	1,720	106,004
Ford Motor Co. (1)	7,870	116,948
Fossil Group, Inc. (1)	243	3,470
Fox Factory Holding Corp. (1)	144	22,415
GameStop Corp. (1)	190	40,687
Gap, Inc./The	937	31,530
General Motors Co. (1)	6,928	409,930
Genesco, Inc. (1)	62	3,948
Genius Brands International, Inc. (1)	366	673
G-III Apparel Group, Ltd. (1)	510	16,759
Goodyear Tire & Rubber Co./The (1)	519	8,901
Greenlane Holdings, Inc. (1)	784	3,504
Group 1 Automotive, Inc.	108	16,678
GrowGeneration Corp. (1)	418	20,106
Hanesbrands, Inc.	1,216	22,703
Home Depot, Inc./The	6,794	2,166,539
Houghton Mifflin Harcourt Co. (1)	460	5,078

The accompanying notes are an integral part of these financial statements.

Page 70	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
International Game Technology PLC	1,785	42,769
Kohl’s Corp.	1,042	57,425
Kontoor Brands, Inc.	113	6,374
L Brands, Inc.	247	17,799
Lands’ End, Inc. (1)	153	6,281
Lear Corp.	496	86,939
Lennar Corp.	2,738	272,020
Lovesac Co./The (1)	46	3,670
Lowe’s Cos., Inc.	7,761	1,505,401
M/I Homes, Inc. (1)	1,234	72,399
Macy’s, Inc. (1)	227	4,304
McDonald’s Corp.	3,223	744,481
MGM Resorts International	496	21,154
Modine Manufacturing Co. (1)	908	15,064
Mohawk Industries, Inc. (1)	1,075	206,604
Nautilus, Inc. (1)	186	3,134
NIKE, Inc. - Class B	1,644	253,982
ODP Corp./The (1)	481	23,093
OneWater Marine, Inc.	709	29,799
Overstock.com, Inc. (1)	235	21,667
Party City Holdco, Inc. (1)	225	2,099
Qurate Retail, Inc. - Class A	2,067	27,057
RCI Hospitality Holdings, Inc.	212	14,034
Red Rock Resorts, Inc. (1)	614	26,095
Rent-A-Center, Inc./TX	3,195	169,559
Ross Stores, Inc.	5,192	643,808
Sally Beauty Holdings, Inc. (1)	776	17,126
Scientific Games Corp. (1)	317	24,548
Shoe Carnival, Inc.	77	5,512
Signet Jewelers, Ltd.	107	8,645
Smith & Wesson Brands, Inc.	849	29,460
Sonos, Inc. (1)	306	10,780
Steven Madden, Ltd.	746	32,645
Tapestry, Inc. (1)	1,656	72,003
Target Corp.	1,927	465,833
Tempur Sealy International, Inc.	277	10,856
Tenneco, Inc. (1)	1,521	29,386
Tesla, Inc. (1)	2,454	1,667,984
Texas Roadhouse, Inc.	945	90,909
Thor Industries, Inc.	1,413	159,669
Town Sports International Holdings, Inc. (1)	2,090	371
Tupperware Brands Corp. (1)	128	3,040
Urban Outfitters, Inc. (1)	55	2,267
Vera Bradley, Inc. (1)	1,340	16,603
Vista Outdoor, Inc. (1)	88	4,073
Vuzix Corp. (1)	349	6,404
Waitr Holdings, Inc. (1)	1,307	2,326

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Williams-Sonoma, Inc.	345	55,079
Zumiez, Inc. (1)	820	40,172
		16,487,976

Consumer Staples — 1.4%
Albertsons Cos., Inc.	1,933	38,003
Bunge, Ltd.	12,026	939,832
Celsius Holdings, Inc. (1)	9	685
Conagra Brands, Inc.	2,979	108,376
Darling Ingredients, Inc. (1)	11,625	784,688
Ingles Markets, Inc.	147	8,566
Kraft Heinz Co./The	12,441	507,344
Performance Food Group Co. (1)	183	8,874
Spectrum Brands Holdings, Inc.	2,841	241,599
Tyson Foods, Inc.	144	10,621
United Natural Foods, Inc. (1)	197	7,285
Walgreens Boots Alliance, Inc.	1,215	63,921
Walmart, Inc.	1,613	227,465
		2,947,259

Energy — 2.0%
Aemetis, Inc. (1)	21	235
Amplify Energy Corp. (1)	1,603	6,492
Antero Resources Corp. (1)	369	5,546
APA Corp.	1,882	40,708
Ardmore Shipping Corp.	259	1,093
Baker Hughes Co.	2,068	47,295
Berry Corp.	1,542	10,362
Cactus, Inc.	475	17,442
ChampionX Corp. (1)	1,273	32,652
Cimarex Energy Co.	1,139	82,521
Clean Energy Fuels Corp. (1)	899	9,125
ConocoPhillips	4,474	272,467
CONSOL Energy, Inc. (1)	626	11,562
Contango Oil & Gas Co. (1)	1,440	6,221
Continental Resources, Inc./OK	305	11,599
CVR Energy, Inc.	79	1,419
Delek US Holdings, Inc.	381	8,237
Devon Energy Corp.	4,482	130,830
DHT Holdings, Inc.	1,239	8,041
Diamondback Energy, Inc.	791	74,267
Dorian LPG, Ltd. (1)	345	4,871
Energy Fuels, Inc./Canada (1)	106	641
EOG Resources, Inc.	2,061	171,970
Exxon Mobil Corp.	29,333	1,850,326
Frank’s International NV (1)	1,316	3,987
Golar LNG, Ltd. (1)	37	490

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 71

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Goodrich Petroleum Corp. (1)	181	2,702
Hallador Energy Co. (1)	131	353
Hess Corp.	623	54,400
Laredo Petroleum, Inc. (1)	109	10,114
Magnolia Oil & Gas Corp. (1)	633	9,894
Meta Materials, Inc. (1)	414	3,101
Nabors Industries, Ltd. (1)	65	7,426
NextDecade Corp. (1)	439	1,813
Nine Energy Service, Inc. (1)	1,785	5,248
Northern Oil and Gas, Inc. (1)	665	13,812
Oceaneering International, Inc. (1)	551	8,579
ONEOK, Inc.	9,506	528,914
Ovintiv, Inc.	1,427	44,908
PDC Energy, Inc.	385	17,629
Phillips 66	454	38,962
Pioneer Natural Resources Co.	865	140,580
Profire Energy, Inc. (1)	11	12
Range Resources Corp. (1)	140	2,346
Renewable Energy Group, Inc. (1)	31	1,933
Schlumberger NV	5,323	170,389
Scorpio Tankers, Inc.	372	8,203
SM Energy Co.	488	12,019
Southwestern Energy Co. (1)	3,232	18,325
Targa Resources Corp.	5,982	265,900
Teekay Corp. (1)	1,125	4,185
Transocean, Ltd. (1)	1,366	6,174
Uranium Energy Corp. (1)	1,786	4,751
W&T Offshore, Inc. (1)	148	718
Whiting Petroleum Corp. (1)	286	15,601
World Fuel Services Corp.	639	20,275
		4,229,665

Financials — 7.6%
Affiliated Managers Group, Inc.	364	56,132
AGNC Investment Corp.	15,324	258,822
Allstate Corp./The	736	96,004
Ally Financial, Inc.	4,105	204,593
American Express Co.	241	39,820
American Financial Group, Inc./OH	532	66,351
American International Group, Inc.	24,621	1,171,960
Ameris Bancorp	223	11,290
Annaly Capital Management, Inc.	2,624	23,301
Arbor Realty Trust, Inc.	3,540	63,083
Associated Banc-Corp	5,874	120,300
Bank of America Corp.	22,046	908,957
Bank of New York Mellon Corp./The	3,484	178,485
Bank of NT Butterfield & Son, Ltd./The	987	34,989

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Bank OZK	561	23,652
BankUnited, Inc.	886	37,823
Berkshire Hathaway, Inc. - Class B (1)	9,638	2,678,593
BGC Partners, Inc.	909	5,154
Capital One Financial Corp.	2,334	361,046
Charles Schwab Corp./The	4,606	335,363
Cincinnati Financial Corp.	328	38,251
Citigroup, Inc.	6,117	432,778
Citizens Financial Group, Inc.	2,430	111,464
Civista Bancshares, Inc.	487	10,763
CNB Financial Corp./PA	440	10,041
Curo Group Holdings Corp.	1,458	24,786
Customers Bancorp, Inc. (1)	286	11,151
East West Bancorp, Inc.	897	64,306
Elevate Credit, Inc. (1)	274	978
Ellington Financial, Inc.	2,860	54,769
Evercore, Inc.	1,035	145,697
Fidelity National Financial, Inc.	4,435	192,745
Fifth Third Bancorp	5,948	227,392
First American Financial Corp.	1,990	124,077
First Choice Bancorp	95	2,893
First Horizon Corp.	6,291	108,708
FNB Corp./PA	2,106	25,967
Granite Point Mortgage Trust, Inc.	165	2,434
Hartford Financial Services Group, Inc./The	1,480	91,716
Hilltop Holdings, Inc.	1,283	46,701
Independent Bank Corp./MI	1	22
Invesco, Ltd.	1,724	46,083
JPMorgan Chase & Co.	7,493	1,165,461
KeyCorp	3,872	79,957
LendingClub Corp. (1)	524	9,500
MetLife, Inc.	4,256	254,722
Moelis & Co.	676	38,458
Morgan Stanley	6,052	554,908
Mr Cooper Group, Inc. (1)	1,986	65,657
NewStar Financial Contingent Value Rights (1)(7)(9)	179	0
Nicolet Bankshares, Inc. (1)	3	211
Northrim BanCorp, Inc.	898	38,390
OneMain Holdings, Inc.	416	24,923
Oppenheimer Holdings, Inc.	552	28,064
PacWest Bancorp	1,773	72,977
Pinnacle Financial Partners, Inc.	269	23,750
PNC Financial Services Group, Inc./The	1,410	268,972
Popular, Inc.	1,409	105,745
Progressive Corp./The	11,421	1,121,656
Pzena Investment Management, Inc.	2,462	27,107

The accompanying notes are an integral part of these financial statements.

Page 72	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Radian Group, Inc.	1,931	42,965
RBB Bancorp	779	18,867
Regions Financial Corp.	8,919	179,985
Siebert Financial Corp. (1)	167	803
Signature Bank/New York NY	185	45,445
SLM Corp.	3,531	73,939
Stewart Information Services Corp.	4,581	259,697
StoneX Group, Inc. (1)	16	971
SVB Financial Group (1)	237	131,874
Synchrony Financial	23,363	1,133,573
Synovus Financial Corp.	1,763	77,360
Tiptree, Inc. - Class A	259	2,409
Truist Financial Corp.	6,197	343,934
Umpqua Holdings Corp.	2,898	53,468
Unum Group	7,771	220,696
US Bancorp	4,872	277,558
Valley National Bancorp	391	5,251
Virtus Investment Partners, Inc.	334	92,775
Walker & Dunlop, Inc.	726	75,780
Wells Fargo & Co.	11,539	522,601
Western Alliance Bancorp	612	56,824
Wintrust Financial Corp.	183	13,840
Zions Bancorp NA	599	31,663
		15,992,176

Healthcare — 12.6%
Abbott Laboratories	4,913	569,564
AbbVie, Inc.	14,405	1,622,579
Abeona Therapeutics, Inc. (1)	799	1,246
AcelRx Pharmaceuticals, Inc. (1)	87	120
ADMA Biologics, Inc. (1)	181	290
Adverum Biotechnologies, Inc. (1)	889	3,112
Affimed NV (1)	1,116	9,486
Agilent Technologies, Inc.	4,167	615,924
Agios Pharmaceuticals, Inc. (1)	573	31,578
Alector, Inc. (1)	514	10,707
Alexion Pharmaceuticals, Inc. (1)	582	106,919
Align Technology, Inc. (1)	363	221,793
Alkermes PLC (1)	1,061	26,016
Allakos, Inc. (1)	11	939
Amgen, Inc.	4,970	1,211,438
Amneal Pharmaceuticals, Inc. (1)	1,858	9,513
Anavex Life Sciences Corp. (1)	135	3,086
Apellis Pharmaceuticals, Inc. (1)	186	11,755
Arbutus Biopharma Corp. (1)	3,113	9,432
Arcutis Biotherapeutics, Inc. (1)	277	7,559
Arrowhead Pharmaceuticals, Inc. (1)	651	53,916

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Arvinas, Inc. (1)	243	18,711
Assertio Holdings, Inc. (1)	1,148	1,791
Atara Biotherapeutics, Inc. (1)	111	1,726
Axogen, Inc. (1)	298	6,440
Beam Therapeutics, Inc. (1)	292	37,583
Beyondspring, Inc. (1)	568	5,930
BioDelivery Sciences International, Inc. (1)	4,109	14,710
Biogen, Inc. (1)	3,032	1,049,891
Bio-Rad Laboratories, Inc. (1)	48	30,926
Bio-Techne Corp.	165	74,293
Blueprint Medicines Corp. (1)	259	22,782
Bridgebio Pharma, Inc. (1)	202	12,314
Bristol-Myers Squibb Co.	18,470	1,234,165
Bruker Corp.	337	25,605
Calyxt, Inc. (1)	60	241
Cardinal Health, Inc.	2,144	122,401
CareDx, Inc. (1)	484	44,296
CASI Pharmaceuticals, Inc. (1)	468	725
Catalent, Inc. (1)	1,351	146,070
Catalyst Pharmaceuticals, Inc. (1)	2,747	15,795
Centene Corp. (1)	346	25,234
Centogene NV (1)	546	5,700
Cerecor, Inc. (1)	2,318	7,580
Cerner Corp.	4,921	384,625
Chimerix, Inc. (1)	662	5,296
Community Health Systems, Inc. (1)	506	7,813
Computer Programs and Systems, Inc.	362	12,029
CureVac NV (1)	50	3,674
CVS Health Corp.	9,838	820,883
Danaher Corp.	3,272	878,074
Denali Therapeutics, Inc. (1)	350	27,454
DENTSPLY SIRONA, Inc.	1,597	101,026
Dicerna Pharmaceuticals, Inc. (1)	338	12,614
Dynavax Technologies Corp. (1)	814	8,018
Editas Medicine, Inc. (1)	250	14,160
Elanco Animal Health, Inc. Contingent Value Rights (1)(7)(9)	1,625	0
Eli Lilly & Co.	3,565	818,239
Eloxx Pharmaceuticals, Inc. (1)	2,372	4,720
Emergent BioSolutions, Inc. (1)	419	26,393
Endo International PLC (1)	2,209	10,338
Enochian Biosciences, Inc. (1)	66	328
Ensign Group, Inc./The	26	2,253
Envista Holdings Corp. (1)	75	3,241
Evelo Biosciences, Inc. (1)	557	7,653
Exact Sciences Corp. (1)	635	78,937
Exelixis, Inc. (1)	1,820	33,160

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 73

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Fate Therapeutics, Inc. (1)	398	34,542
Fulgent Genetics, Inc. (1)	15	1,383
Galectin Therapeutics, Inc. (1)	509	1,629
Genprex, Inc. (1)	1,396	4,677
Gilead Sciences, Inc.	10,139	698,172
HCA Healthcare, Inc.	1,366	282,407
Hill-Rom Holdings, Inc.	1,077	122,336
Hologic, Inc. (1)	786	52,442
Horizon Therapeutics Plc (1)	3,990	373,624
Humana, Inc.	118	52,241
Humanigen, Inc. (1)	373	6,483
IGM Biosciences, Inc. (1)	27	2,246
Inogen, Inc. (1)	95	6,191
Insmed, Inc. (1)	345	9,819
Intellia Therapeutics, Inc. (1)	250	40,478
Intra-Cellular Therapies, Inc. (1)	171	6,980
Johnson & Johnson	14,850	2,446,389
Jounce Therapeutics, Inc. (1)	366	2,489
Kodiak Sciences, Inc. (1)	200	18,600
La Jolla Pharmaceutical Co. (1)	566	2,422
MacroGenics, Inc. (1)	286	7,682
Madrigal Pharmaceuticals, Inc. (1)	428	41,691
Mallinckrodt PLC (1)	92	27
MannKind Corp. (1)	2,374	12,938
Marinus Pharmaceuticals, Inc. (1)	99	1,776
McKesson Corp.	942	180,148
Medtronic PLC	12,159	1,509,297
Merck & Co., Inc.	20,993	1,632,626
Merit Medical Systems, Inc. (1)	475	30,714
Moderna, Inc. (1)	4,581	1,076,443
Myriad Genetics, Inc. (1)	29	887
Natera, Inc. (1)	665	75,497
NextGen Healthcare, Inc. (1)	835	13,853
Novavax, Inc. (1)	278	59,022
Novocure, Ltd. (1)	174	38,597
Oncocyte Corp. (1)	435	2,497
Owens & Minor, Inc.	244	10,329
Pacific Biosciences of California, Inc. (1)	319	11,155
Palatin Technologies, Inc. (1)	4,629	2,824
PerkinElmer, Inc.	916	141,440
Perrigo Co. PLC	3,795	174,001
Pfizer, Inc.	30,864	1,208,634
Precigen, Inc. (1)	822	5,359
Prothena Corp. PLC (1)	196	10,076
PTC Therapeutics, Inc. (1)	133	5,622
Puma Biotechnology, Inc. (1)	1,343	12,329
Regeneron Pharmaceuticals, Inc. (1)	2,100	1,172,934

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Rhythm Pharmaceuticals, Inc. (1)	676	13,236
Rocket Pharmaceuticals, Inc. (1)	116	5,138
Royalty Pharma PLC	1,648	67,552
Seagen, Inc. (1)	706	111,463
Sesen Bio, Inc. (1)	436	2,014
Sorrento Therapeutics, Inc. (1)	1,546	14,981
Spectrum Pharmaceuticals, Inc. (1)	1,405	5,269
SpringWorks Therapeutics, Inc. (1)	137	11,290
STAAR Surgical Co. (1)	296	45,140
Stoke Therapeutics, Inc. (1)	218	7,338
Stryker Corp.	4,724	1,226,965
Sutro Biopharma, Inc. (1)	363	6,748
Tenet Healthcare Corp. (1)	106	7,101
Thermo Fisher Scientific, Inc.	2,138	1,078,557
Translate Bio, Inc. (1)	368	10,135
TransMedics Group, Inc. (1)	61	2,024
Turning Point Therapeutics, Inc. (1)	265	20,675
Twist Bioscience Corp. (1)	376	50,102
Tyme Technologies, Inc. (1)	540	680
Ultragenyx Pharmaceutical, Inc. (1)	197	18,784
United Therapeutics Corp. (1)	772	138,505
Veeva Systems, Inc. (1)	78	24,254
Verrica Pharmaceuticals, Inc. (1)	540	6,102
Viatris, Inc.	7,892	112,777
ViewRay, Inc. (1)	1,500	9,900
Voyager Therapeutics, Inc. (1)	141	582
WaVe Life Sciences, Ltd. (1)	490	3,263
West Pharmaceutical Services, Inc.	741	266,093
Xencor, Inc. (1)	538	18,556
Zentalis Pharmaceuticals, Inc. (1)	31	1,649
Zimmer Biomet Holdings, Inc.	788	126,726
ZIOPHARM Oncology, Inc. (1)	860	2,270
Zoetis, Inc.	3,482	648,906
		26,361,532

Industrials — 3.7%
ABM Industries, Inc.	534	23,683
Acuity Brands, Inc.	356	66,583
AGCO Corp.	957	124,774
Altra Industrial Motion Corp.	212	13,784
ArcBest Corp.	159	9,252
Array Technologies, Inc. (1)	501	7,816
ASGN, Inc. (1)	402	38,966
Atkore, Inc. (1)	291	20,661
Atlas Air Worldwide Holdings, Inc. (1)	17	1,158
Avis Budget Group, Inc. (1)	155	12,073
Axon Enterprise, Inc. (1)	34	6,011

The accompanying notes are an integral part of these financial statements.

Page 74	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
BGSF, Inc.	328	4,048
Boise Cascade Co.	3,073	179,310
Brady Corp.	887	49,707
Builders FirstSource, Inc. (1)	937	39,972
Caterpillar, Inc.	1,818	395,651
ChargePoint Holdings, Inc. (1)	999	34,705
Comfort Systems USA, Inc.	189	14,891
Costamare, Inc.	7	83
Covenant Logistics Group, Inc. (1)	526	10,878
Cummins, Inc.	1,699	414,233
Deere & Co.	2,341	825,694
Eagle Bulk Shipping, Inc. (1)	12	568
EMCOR Group, Inc.	961	118,386
Emerson Electric Co.	3,181	306,139
Encore Wire Corp.	462	35,015
EnerSys	940	91,866
Eos Energy Enterprises, Inc. (1)	58	1,042
FedEx Corp.	929	277,149
Franklin Electric Co., Inc.	556	44,825
Genco Shipping & Trading, Ltd.	631	11,913
Generac Holdings, Inc. (1)	336	139,490
Graco, Inc.	982	74,337
GrafTech International, Ltd.	2,128	24,727
Granite Construction, Inc.	461	19,145
Harsco Corp. (1)	564	11,517
Hertz Global Holdings, Inc. (1)	144	1,259
Hillenbrand, Inc.	512	22,569
HNI Corp.	278	12,224
Huntington Ingalls Industries, Inc.	1,512	318,654
Hyster-Yale Materials Handling, Inc.	215	15,691
JB Hunt Transport Services, Inc.	729	118,791
Korn Ferry	252	18,283
Lawson Products, Inc./DE (1)	71	3,799
Manitowoc Co., Inc./The (1)	511	12,520
ManpowerGroup, Inc.	4,086	485,866
Matson, Inc.	391	25,024
Matthews International Corp.	605	21,756
Maxar Technologies, Inc.	191	7,625
Mesa Air Group, Inc. (1)	1,660	15,488
Miller Industries, Inc./TN	1,519	59,909
Moog, Inc.	207	17,400
Mueller Industries, Inc.	2,910	126,032
MYR Group, Inc. (1)	289	26,276
National Presto Industries, Inc.	121	12,300
NL Industries, Inc.	83	540
Old Dominion Freight Line, Inc.	235	59,643
Oshkosh Corp.	598	74,535

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Owens Corning	826	80,865
Parker-Hannifin Corp.	697	214,056
Pitney Bowes, Inc.	604	5,297
Plug Power, Inc. (1)	1,434	49,028
Primoris Services Corp.	2,368	69,690
Quad/Graphics, Inc. (1)	2,907	12,064
Quanta Services, Inc.	8,249	747,112
Radiant Logistics, Inc. (1)	25	173
Regal Beloit Corp.	1,510	201,600
Resideo Technologies, Inc. (1)	556	16,680
REV Group, Inc.	372	5,837
Rush Enterprises, Inc.	1,873	80,989
Ryder System, Inc.	1,590	118,185
Saia, Inc. (1)	19	3,980
Shyft Group, Inc./The	564	21,099
SkyWest, Inc. (1)	1,407	60,599
Steelcase, Inc. - Class A	385	5,817
Stem, Inc. (1)	758	27,296
Sterling Construction Co., Inc. (1)	85	2,051
Terex Corp.	418	19,905
Textainer Group Holdings, Ltd. (1)	649	21,917
Textron, Inc.	3,247	223,296
Titan Machinery, Inc. (1)	237	7,333
Triton International, Ltd.	897	46,949
Triumph Group, Inc. (1)	1,092	22,659
TrueBlue, Inc. (1)	269	7,562
Tutor Perini Corp. (1)	447	6,191
United Parcel Service, Inc. - Class B	2,728	567,342
Valmont Industries, Inc.	303	71,523
Vectrus, Inc. (1)	211	10,041
View, Inc. (1)	218	1,849
Werner Enterprises, Inc.	1,372	61,081
WESCO International, Inc. (1)	4	411
Yellow Corp. (1)	950	6,185
		7,702,898

Information Technology — 19.5%
3D Systems Corp. (1)	465	18,586
Accenture PLC	889	262,068
Adobe, Inc. (1)	2,976	1,742,865
Alarm.com Holdings, Inc. (1)	859	72,757
Alliance Data Systems Corp.	436	45,427
American Software, Inc./GA	232	5,095
Amkor Technology, Inc.	1,072	25,374
Apple, Inc.	35,676	4,886,185
Applied Materials, Inc.	10,418	1,483,523
Arrow Electronics, Inc. (1)	2,768	315,081

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 75

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Autodesk, Inc. (1)	1,302	380,054
Avaya Holdings Corp. (1)	166	4,465
Avnet, Inc.	4,923	197,314
Belden, Inc.	396	20,026
Bill.com Holdings, Inc. (1)	153	28,027
Broadcom, Inc.	1,413	673,775
Cadence Design Systems, Inc. (1)	8,587	1,174,873
Calix, Inc. (1)	520	24,700
CDK Global, Inc.	5,655	280,997
CDW Corp./DE	1,740	303,891
Cerence, Inc. (1)	363	38,736
ChannelAdvisor Corp. (1)	1,718	42,108
Cisco Systems, Inc./Delaware	18,508	980,924
Cloudflare, Inc. (1)	40	4,234
Cognizant Technology Solutions Corp.	7,417	513,701
CommScope Holding Co., Inc. (1)	1,393	29,685
CommVault Systems, Inc. (1)	4,212	329,252
Concentrix Corp. (1)	298	47,918
Conduent, Inc. (1)	3,178	23,835
Corning, Inc.	5,673	232,026
Crowdstrike Holdings, Inc. (1)	689	173,153
Dell Technologies, Inc. - Class C (1)	568	56,613
Digital Turbine, Inc. (1)	1,652	125,602
DocuSign, Inc. (1)	421	117,699
Dolby Laboratories, Inc.	4,389	431,395
DXC Technology Co. (1)	1,271	49,493
Dynatrace, Inc. (1)	553	32,306
Ebix, Inc.	105	3,560
EPAM Systems, Inc. (1)	1,245	636,145
Extreme Networks, Inc. (1)	456	5,089
Fortinet, Inc. (1)	1,260	300,119
Hewlett Packard Enterprise Co.	4,939	72,011
HP, Inc.	15,404	465,047
HubSpot, Inc. (1)	286	166,658
Ideanomics, Inc. (1)	1,906	5,413
Intel Corp.	19,205	1,078,169
International Business Machines Corp.	9,180	1,345,696
Intuit, Inc.	2,985	1,463,157
J2 Global, Inc. (1)	1,311	180,328
Jabil, Inc.	4,977	289,263
Kimball Electronics, Inc. (1)	473	10,283
KLA Corp.	3,769	1,221,947
Kopin Corp. (1)	81	663
Lam Research Corp.	1,627	1,058,689
Manhattan Associates, Inc. (1)	1,301	188,437
Marathon Digital Holdings, Inc. (1)	385	12,077
Mastercard, Inc.	667	243,515

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
McAfee Corp. (1)	2,311	64,754
Methode Electronics, Inc.	992	48,816
Micron Technology, Inc. (1)	3,537	300,574
Microsoft Corp.	27,973	7,577,886
MicroStrategy, Inc. (1)	31	20,600
MicroVision, Inc. (1)	366	6,131
MKS Instruments, Inc.	348	61,927
MoneyGram International, Inc. (1)	674	6,794
NortonLifeLock, Inc.	2,933	79,836
NVIDIA Corp.	1,937	1,549,794
ON Semiconductor Corp. (1)	764	29,246
OneSpan, Inc. (1)	465	11,876
Oracle Corp.	10,795	840,283
PagerDuty, Inc. (1)	352	14,988
Palantir Technologies, Inc. (1)	2,172	57,254
Plantronics, Inc. (1)	156	6,510
Priority Technology Holdings, Inc. (1)	316	2,414
Progress Software Corp.	1,415	65,444
Qorvo, Inc. (1)	50	9,783
QUALCOMM, Inc.	10,501	1,500,908
Rimini Street, Inc. (1)	592	3,647
Riot Blockchain, Inc. (1)	363	13,674
salesforce.com, Inc. (1)	2,667	651,468
SecureWorks Corp. (1)	1,185	21,958
Skyworks Solutions, Inc.	536	102,778
SPS Commerce, Inc. (1)	529	52,821
SS&C Technologies Holdings, Inc.	11,440	824,366
StarTek, Inc. (1)	998	7,116
Stratasys, Ltd. (1)	634	16,395
Teradata Corp. (1)	621	31,031
Teradyne, Inc.	1,042	139,586
TESSCO Technologies, Inc. (1)	72	443
Texas Instruments, Inc.	4,710	905,733
Trade Desk, Inc./The (1)	1,371	106,061
Trimble, Inc. (1)	2,920	238,944
TTEC Holdings, Inc.	268	27,628
Twilio, Inc. - Class A (1)	258	101,693
Ultra Clean Holdings, Inc. (1)	477	25,624
Viant Technology, Inc. (1)	687	20,459
Visa, Inc.	2,962	692,575
Wix.com, Ltd. (1)	229	66,474
Xperi Holding Corp.	2,143	47,660
Zebra Technologies Corp. - Class A (1)	368	194,852
Zscaler, Inc. (1)	625	135,038
		40,603,871

The accompanying notes are an integral part of these financial statements.

Page 76	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Materials — 1.4%
AdvanSix, Inc. (1)	759	22,664
Amyris, Inc. (1)	619	10,133
Avery Dennison Corp.	1,949	409,758
Avient Corp.	423	20,795
Celanese Corp.	391	59,276
Chemours Co./The	597	20,776
Cleveland-Cliffs, Inc. (1)	1,453	31,327
Coeur Mining, Inc. (1)	386	3,428
Commercial Metals Co.	621	19,077
Corteva, Inc.	1,198	53,131
Dow, Inc.	2,953	186,866
Eastman Chemical Co.	666	77,756
Element Solutions, Inc.	708	16,553
Freeport-McMoRan, Inc.	4,792	177,831
Greif, Inc. - Class A	171	10,354
Hawkins, Inc.	607	19,879
Huntsman Corp.	4,058	107,618
Intrepid Potash, Inc. (1)	87	2,772
Koppers Holdings, Inc. (1)	805	26,042
Louisiana-Pacific Corp.	1,720	103,699
LyondellBasell Industries NV	1,137	116,963
Mosaic Co./The	1,312	41,866
Newmont Corp.	12,781	810,060
Nucor Corp.	952	91,325
O-I Glass, Inc. (1)	680	11,104
Olin Corp.	462	21,372
Rayonier Advanced Materials, Inc. (1)	816	5,459
Reliance Steel & Aluminum Co.	2,149	324,284
Ryerson Holding Corp. (1)	141	2,059
Southern Copper Corp.	848	54,543
Steel Dynamics, Inc.	242	14,423
SunCoke Energy, Inc.	731	5,219
Trinseo SA	213	12,746
Tronox Holdings PLC	503	11,267
Westlake Chemical Corp.	847	76,306
Westrock Co.	651	34,646
		3,013,377

Real Estate Investment Trust — 2.2%
Altisource Portfolio Solutions SA (1)	1,252	11,130
American Homes 4 Rent	3,266	126,884
American Tower Corp.	1,740	470,044
Ashford Hospitality Trust, Inc.	941	4,291
CareTrust REIT, Inc.	1,571	36,494
CatchMark Timber Trust, Inc.	1,826	21,364

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
CBL & Associates Properties, Inc. (1)	5,143	621
Clipper Realty, Inc.	439	3,227
CorEnergy Infrastructure Trust, Inc.	1,975	13,075
CorePoint Lodging, Inc. (1)	666	7,126
Corporate Office Properties Trust	3,457	96,761
CubeSmart	6,314	292,464
CyrusOne, Inc.	288	20,598
DiamondRock Hospitality Co. (1)	274	2,658
EastGroup Properties, Inc.	1,126	185,171
Extra Space Storage, Inc.	1,785	292,419
Getty Realty Corp.	501	15,606
Gladstone Commercial Corp.	1,527	34,449
Healthcare Realty Trust, Inc.	8,349	252,140
Healthcare Trust of America, Inc. - Class A	5,848	156,142
Host Hotels & Resorts, Inc. (1)	1,091	18,645
Iron Mountain, Inc.	178	7,533
Lamar Advertising Co.	6,557	684,682
Life Storage, Inc.	803	86,202
LTC Properties, Inc.	5,484	210,531
National Health Investors, Inc.	1,462	98,027
National Storage Affiliates Trust	10,878	549,992
Newmark Group, Inc.	904	10,857
Omega Healthcare Investors, Inc.	1,988	72,145
PotlatchDeltic Corp.	1,006	53,469
PS Business Parks, Inc.	691	102,323
Public Storage	1,650	496,139
SBA Communications Corp.	142	45,255
Spirit MTA REIT Liquidating Trust (1)(7)(9)	3,134	0
Stratus Properties, Inc. (1)	214	5,279
Tanger Factory Outlet Centers, Inc. (2)	68	1,282
Trinity Place Holdings, Inc. (1)	97	205
Universal Health Realty Income Trust	687	42,285
Urstadt Biddle Properties, Inc.	915	17,733
Weyerhaeuser Co.	3,497	120,367
		4,665,615

Utilities — 1.6%
AES Corp./The	2,179	56,807
DTE Energy Co.	7,761	1,005,826
Duke Energy Corp.	5,950	587,384
Entergy Corp.	1,074	107,078
MDU Resources Group, Inc.	9,193	288,109
Portland General Electric Co.	5,164	237,957
Public Service Enterprise Group, Inc.	14,175	846,815

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 77

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
UGI Corp.	4,251	196,854
		3,326,830

Total Common Stocks (United States) (Cost $98,448,733)		141,243,909

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (8)	610	18,843
Total Preferred Stock (United States) (Cost $15,247)		18,843

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(7)	2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(7)	2	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (1)(7)	13	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (1)(7)	7	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	27	270
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(7)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	45	281
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	22	127
Total Warrants (United States) (Cost $2,543)		678

Registered Investment Companies — 5.0%
U.S. Fixed Income — 2.2%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (10)	168,938	4,659,310
		4,659,310

International Fixed Income — 2.2%
iShares JP Morgan USD Emerging Markets Bond ETF (10)	41,183	4,631,440
		4,631,440

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
International Equity — 0.6%
iShares Core MSCI EAFE ETF (10)	15,725	1,177,174
		1,177,174

Total Registered Investment Companies (Cost $10,117,900)		10,467,924

Money Market Registered Investment Companies — 23.3%
Meeder Institutional Prime Money Market Fund, 0.06% (4)	48,854,767	48,864,538
Morgan Stanley Government Institutional Fund, 0.03% (3)	1,015	1,015
Total Money Market Registered Investment Companies (Cost $48,860,522)		48,865,553

Bank Obligations — 0.4%
First Merchants Bank Deposit Account, 0.30%, 7/1/2021 (5)	248,719	248,719
Metro City Bank Deposit Account, 0.10%, 7/1/2021 (5)	248,345	248,345
Pacific Mercantile Bank Deposit Account, 0.10%, 7/1/2021 (5)	246,946	246,946
Total Bank Obligations (Cost $744,010)		744,010
Total Investments — 96.2% (Cost $158,188,956)		201,340,917
Other Assets less Liabilities — 3.8%		8,009,247
Total Net Assets — 100.0%		209,350,164

Trustee Deferred Compensation (6)
Meeder Balanced Fund - Retail Class	3,521	49,329
Meeder Dynamic Allocation Fund - Retail Class	9,145	137,815
Meeder Muirfield Fund - Retail Class	4,553	42,525
Meeder Conservative Allocation Fund - Retail Class	1,044	25,745
Total Trustee Deferred Compensation (Cost $184,769)		255,414

The accompanying notes are an integral part of these financial statements.

Page 78	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Dynamic Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	309	9/16/2021	35,598,345	(1,033,731)
Mini MSCI Emerging Markets Index Futures	146	9/16/2021	9,963,040	23,794
Russell 2000 Mini Index Futures	9	9/16/2021	1,038,510	(3,687)
Standard & Poors 500 Mini Futures	35	9/16/2021	7,505,050	76,650
E-mini Standard & Poors MidCap 400 Futures	8	9/16/2021	2,153,920	(23,787)
Total Futures Contracts	507		56,258,865	(960,761)

(1)	Represents non-income producing securities.
(2)	All or a portion of this security is on loan.
(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(5)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(8)	Preferred stock. Dividend rate unknown.
(9)	Expiration date unknown.

(10) Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 79

Schedule of Investments
June 30, 2021 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 94.8%
Communication Services — 4.0%
Interpublic Group of Cos., Inc./The	15,405	500,508
Lumen Technologies, Inc.	31,261	424,837
News Corp. - Class A	17,844	459,840
News Corp. - Class B	18,493	450,305
		1,835,490

Consumer Discretionary — 18.4%
Advance Auto Parts, Inc.	2,300	471,822
BorgWarner, Inc.	9,032	438,413
Gap, Inc./The	15,508	521,844
Hanesbrands, Inc.	22,420	418,581
Hasbro, Inc.	3,874	366,170
L Brands, Inc.	7,811	562,861
Leggett & Platt, Inc.	8,338	431,992
LKQ Corp. (1)	10,282	506,080
Mohawk Industries, Inc. (1)	2,392	459,718
Newell Brands, Inc.	15,839	435,097
Norwegian Cruise Line Holdings, Ltd. (1)	14,000	411,740
PulteGroup, Inc.	8,041	438,797
PVH Corp. (1)	3,859	415,190
Ralph Lauren Corp.	3,493	411,510
Tapestry, Inc. (1)	10,338	449,496
Under Armour, Inc. - Class A (1)	19,031	402,506
Under Armour, Inc. - Class C (1)	22,951	426,200
Whirlpool Corp.	1,988	433,424
Wynn Resorts, Ltd. (1)	3,238	396,007
		8,397,448

Consumer Staples — 1.8%
Lamb Weston Holdings, Inc.	5,074	409,269
Molson Coors Beverage Co. - Class B	7,538	404,715
		813,984

Energy — 8.3%
APA Corp.	19,315	417,783
Cabot Oil & Gas Corp.	21,032	367,219
ConocoPhillips	7,211	439,150
Devon Energy Corp.	16,721	488,086
Diamondback Energy, Inc.	4,834	453,864
HollyFrontier Corp.	10,635	349,892
Marathon Oil Corp.	33,335	454,023
NOV, Inc. (1)	26,390	404,295
Technip Energies NV (1)	6,813	92,929
TechnipFMC PLC (1)	34,068	308,315
		3,775,556

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Financials — 13.2%
Assurant, Inc.	2,660	415,439
Cboe Global Markets, Inc.	3,891	463,224
Comerica, Inc.	6,312	450,298
Everest Re Group, Ltd.	1,548	390,111
Franklin Resources, Inc.	14,499	463,823
Globe Life, Inc.	3,816	363,474
Huntington Bancshares, Inc./OH	27,346	390,227
Invesco, Ltd.	18,820	503,059
Lincoln National Corp.	7,202	452,574
Loews Corp.	8,048	439,823
People’s United Financial, Inc.	23,846	408,720
Unum Group	15,412	437,701
W R Berkley Corp.	5,455	406,016
Wells Fargo & Co. (1)(5)	1	0
Zions Bancorp NA	8,001	422,933
		6,007,422

Healthcare — 3.5%
DENTSPLY SIRONA, Inc.	6,920	437,759
Henry Schein, Inc. (1)	5,419	402,036
Perrigo Co. PLC	8,143	373,357
Universal Health Services, Inc.	2,635	385,843
		1,598,995

Industrials — 16.2%
A O Smith Corp.	6,610	476,317
Alaska Air Group, Inc. (1)	6,715	404,982
Allegion plc	3,113	433,641
American Airlines Group, Inc. (1)	20,268	429,884
CH Robinson Worldwide, Inc.	3,860	361,566
Flowserve Corp.	10,256	413,522
Fortune Brands Home & Security, Inc.	4,274	425,733
Howmet Aerospace, Inc. (1)	14,101	486,061
Huntington Ingalls Industries, Inc.	2,307	486,200
Nielsen Holdings PLC	17,361	428,296
Pentair PLC	6,846	462,037
Quanta Services, Inc.	5,057	458,012
Robert Half International, Inc.	5,798	515,848
Snap-on, Inc.	1,957	437,253
Teledyne Technologies, Inc. (1)	514	215,279
Textron, Inc.	7,660	526,778
United Airlines Holdings, Inc. (1)	8,378	438,086
		7,399,495

The accompanying notes are an integral part of these financial statements.

Page 80	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Information Technology — 7.8%
DXC Technology Co. (1)	13,391	521,446
F5 Networks, Inc. (1)	1,945	363,054
IPG Photonics Corp. (1)	1,554	327,537
Jack Henry & Associates, Inc.	2,237	365,772
Juniper Networks, Inc.	15,635	427,617
NortonLifeLock, Inc.	17,436	474,608
Vontier Corp.	10,848	353,428
Western Union Co./The	16,515	379,350
Xerox Holdings Corp.	15,624	367,008
		3,579,820

Materials — 6.9%
Avery Dennison Corp.	2,336	491,121
CF Industries Holdings, Inc.	8,764	450,908
International Flavors & Fragrances, Inc.	3,380	504,972
Mosaic Co./The	13,853	442,049
Packaging Corp. of America	2,624	355,342
Sealed Air Corp.	7,913	468,845
Westrock Co.	8,324	443,003
		3,156,240

Real Estate Investment Trust — 8.7%
Apartment Income REIT Corp.	1,835	87,034
Federal Realty Investment Trust	4,257	498,793
Host Hotels & Resorts, Inc. (1)	27,272	466,078
Iron Mountain, Inc.	12,291	520,155
Kimco Realty Corp.	23,749	495,167
Regency Centers Corp.	7,412	474,887
SL Green Realty Corp.	6,264	501,120
UDR, Inc.	9,939	486,812
Vornado Realty Trust	9,704	452,886
		3,982,932

Utilities — 6.0%
Alliant Energy Corp.	7,031	392,049
Atmos Energy Corp.	3,797	364,930
CenterPoint Energy, Inc.	16,744	410,563
Evergy, Inc.	7,177	433,706
NiSource, Inc.	15,795	386,978
NRG Energy, Inc.	9,502	382,931
Pinnacle West Capital Corp.	4,532	371,485
		2,742,642

Total Common Stocks (United States) (Cost $32,594,479)		43,290,024

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 3.8%
Meeder Institutional Prime Money Market Fund, 0.06% (2)	1,723,120	1,723,465
Total Money Market Registered Investment Companies (Cost $1,723,464)		1,723,465

Bank Obligations — 0.0%
First Merchants Bank Deposit Account, 0.30%, 7/1/2021 (3)	8,168	8,168
Metro City Bank Deposit Account, 0.10%, 7/1/2021 (3)	19	19
Pacific Mercantile Bank Deposit Account, 0.10%, 7/1/2021 (3)	20	20
Total Bank Obligations (Cost $8,207)		8,207
Total Investments — 98.6% (Cost $34,326,150)		45,021,696
Other Assets less Liabilities — 1.4%		626,449
Total Net Assets — 100.0%		45,648,145

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	1,041	14,584
Meeder Dynamic Allocation Fund - Retail Class	2,651	39,951
Meeder Muirfield Fund - Retail Class	1,430	13,356
Meeder Conservative Allocation Fund - Retail Class	308	7,595
Total Trustee Deferred Compensation (Cost $55,696)		75,486

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 81

Schedule of Investments
June 30, 2021 (unaudited)

Quantex Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	9	9/16/2021	2,423,160	(26,760)
Total Futures Contracts	9		2,423,160	(26,760)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

Page 82	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies (U.S. Fixed Income) — 96.6%
Baird Core Plus Bond Fund - Class I	144,384	1,715,283
Dodge & Cox Income Fund	142,658	2,044,294
DoubleLine Total Return Bond Fund - Class I	227,085	2,393,471
Frost Total Return Bond Fund - Class I	264,209	2,739,848
Guggenheim Total Return Bond Fund - Class I	36,565	1,063,320
iShares 0-5 Year High Yield Corporate Bond ETF (3)	294,243	13,552,833
iShares JP Morgan USD Emerging Markets Bond ETF (3)	30,144	3,389,994
Lord Abbett High Yield Fund - Class I	448,301	3,420,538
Payden Emerging Markets Bond Fund - Class I	251,070	3,386,934
PGIM Total Return Bond Fund - Class R6	91,814	1,042,090
Pioneer Bond Fund - Class K	203,988	2,066,400
Segall Bryant & Hamill Plus Bond Fund - Class I	218,680	2,387,984
SPDR Bloomberg Barclays High Yield Bond ETF (3)	37,504	4,123,940
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (3)	492,144	13,573,332
Vanguard Short-Term Bond ETF (3)	44,989	3,696,296
Xtrackers USD High Yield Corporate Bond ETF (3)	135,579	5,465,190
Total Registered Investment Companies (U.S. Fixed Income) (Cost $64,427,104)		66,061,747

Money Market Registered Investment Companies — 3.3%
Meeder Institutional Prime Money Market Fund, 0.06% (1)	2,254,033	2,254,484
Total Money Market Registered Investment Companies (Cost $2,253,929)		2,254,484

U.S. Government Obligations — 0.1%
Government National Mortgage Association, 6.50%, due 7/20/2038	56,304	72,281
Total U.S. Government Obligations (Cost $60,677)		72,281
Total Investments — 100.0% (Cost $66,741,710)		68,388,512
Liabilities less Other Assets — (0.0%)		(5,339)
Total Net Assets — 100.0%		68,383,173

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (2)
Meeder Balanced Fund - Retail Class	1,176	16,476
Meeder Dynamic Allocation Fund - Retail Class	2,917	43,959
Meeder Muirfield Fund - Retail Class	1,678	15,673
Meeder Conservative Allocation Fund - Retail Class	354	8,730
Total Trustee Deferred Compensation (Cost $65,639)		84,838

(1)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021.
(2)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(3)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 83

Schedule of Investments
June 30, 2021 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — 4.4%
Bank Midwest Deposit Account	0.55	%(1)	07/01/21	246,850	246,850
CIBC Bank Deposit Account	0.20	%(1)	07/01/21	245,583	245,583
First Merchants Bank Deposit Account	0.30	%(1)	07/01/21	248,719	248,719
Metro City Bank Deposit Account	0.10	%(1)	07/01/21	246,358	246,358
State Bank of India Deposit Account	0.10	%(1)	07/01/21	246,500	246,500
TIAA Bank Deposit Account	0.05	%(1)	07/01/21	245,666	245,666
Total Bank Obligations (Cost $1,479,676)					1,479,676

Certificates of Deposit — 6.5%
Banco Santander Yankee CD	0.17%		12/02/21	500,000	500,000
MUFG Bank LTD/New York, NY Yankee CD	0.24%		10/14/21	500,000	500,000
MUFG Bank LTD/New York, NY Yankee CD	0.32%		10/15/21	700,000	700,391
Toronto Dominion Bank/New York, NY (Quarterly Bloomberg Short Term Bank Yield Index + 0.05%)	0.14	%(2)	09/09/21	500,000	500,000
Total Certificates of Deposit (Cost $2,200,391)					2,200,391

Commercial Paper — 38.9%
Anglesea Funding	0.06%		07/01/21	500,000	500,000
Anglesea Funding	0.06%		07/02/21	500,000	499,999
Anglesea Funding	0.18%		07/06/21	250,000	249,995
ANZ New Zealand Int’l LTD	0.20%		11/05/21	250,000	249,824
Banco Santander	0.19%		08/24/21	250,000	249,929
Banco Santander	0.17%		09/03/21	600,000	599,829
BNP Paribas	0.22%		10/01/21	250,000	249,859
Canadian Imperial Holdings, Inc.	0.15%		03/04/22	500,000	499,488
Canadian Imperial Holdings, Inc.	0.15%		03/07/22	500,000	499,481
Chesham Finance, LLC	0.06%		07/09/21	1,500,000	1,499,970
Cooperatieve Rabobank	0.11%		11/01/21	600,000	599,775
Credit Agricole Corporate and Investment Bank/New York	0.15%		08/11/21	250,000	249,957
Halkin Finance, LLC	0.07%		07/06/21	500,000	499,995

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
ING US Funding, LLC	0.20%		07/09/21	280,000	279,996
ING US Funding, LLC	0.17%		08/26/21	250,000	249,934
ING US Funding, LLC	0.17%		09/01/21	250,000	249,927
ING US Funding, LLC	0.22%		09/07/21	250,000	249,896
ING US Funding, LLC	0.19%		09/22/21	250,000	249,890
JP Morgan Securities, LLC (Secured Overnight Financing Rate + 0.14%)	0.19	%(2)	07/26/21	250,000	250,000
JP Morgan Securities, LLC	0.20%		10/15/21	250,000	249,853
JP Morgan Securities, LLC (Secured Overnight Financing Rate + 0.12%)	0.17	%(2)	07/29/21	500,000	500,000
Macquarie Bank LTD/Australia	0.08%		07/26/21	250,000	249,986
Macquarie Bank LTD/Australia	0.13%		08/19/21	250,000	249,956
Macquarie Bank LTD/Australia	0.09%		09/07/21	250,000	249,958
Macquarie Bank LTD/Australia	0.10%		10/01/21	500,000	499,872
Mizuho Bank LTD/NY	0.19%		10/04/21	250,000	249,878
Natixis SA/New York, NY	0.15%		08/05/21	250,000	249,964
Royal Bank of Canada	0.25%		07/16/21	250,000	249,974
Sumitomo Mitsui Trust Bank LTD/New York, NY	0.15%		08/11/21	500,000	499,915
Toronto Dominion Bank/New York, NY	0.24%		04/19/22	500,000	499,027
Toyota Motor Puerto Rico	0.27%		07/19/21	250,000	249,966
Toyota Motor Puerto Rico	0.26%		08/27/21	250,000	249,897
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.01%)	0.20	%(2)	07/14/21	250,000	250,009
Westpac Banking Corp.	0.20%		08/19/21	500,000	499,864
Westpac Banking Corp.	0.20%		12/07/21	250,000	249,777
Total Commercial Paper (Cost $13,225,640)					13,225,640

Corporate Obligations — 6.6%
ANZ New Zealand Int’l LTD	2.88%		07/25/21	495,000	502,383
Mizuho Financial Group, Inc.	2.27%		09/13/21	250,000	251,030
Mizuho Securities, LLC	0.18%		07/19/21	500,000	500,000
Mizuho Securities, LLC	0.13%		09/27/21	500,000	500,000

The accompanying notes are an integral part of these financial statements.

Page 84	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Corporate Obligations — continued
Toronto Dominion Bank/New York, NY (Quarterly U.S. LIBOR + 0.09%)	0.22	%(2)	09/03/21	250,000	250,000
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.125%)	0.29	%(2)	08/13/21	250,000	250,022
Total Corporate Obligations (Cost $2,253,435)					2,253,435

Repurchase Agreements — 23.6%
StoneX (Collateralized by $3,004,982 Various FNMAs and GNMAs, 1.00% - 3.00%, due 9/20/50 - 7/25/51, fair value $3,060,001) (proceeds $3,000,015), purchase date 6/30/21	0.18%		07/01/21	3,000,000	3,000,000
South Street (Collateralized by $29,851,561 various FCSBs, FMACs, FNMAs, GNMAs, SBAs and U.S Treasury Notes, 0.25% - 6.50%, due 9/30/22 - 6/15/60, fair value $5,103,629)(proceeds $5,000,013), purchase date 6/30/21	0.09%		07/01/21	5,000,000	5,000,000
Total Repurchase Agreements (Cost $8,000,000)					8,000,000

U.S. Government and Agency Obligations — 1.5%
Federal Agricultural Mortgage Corp. (Federal Reserve Bank Prime Loan Rate - 0.10%)	0.15	%(2)	07/07/21	500,000	500,000
Total U.S. Government and Agency Obligations (Cost $500,000)					500,000

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Variable Rate Demand Notes — 11.4%
Caterpillar Financial Power Investment Floating Rate Demand Note	0.20	%(1)	07/01/21	1,754,438	1,754,438
Cleveland Clinic Health System	0.02	%(1)	07/07/21	250,000	250,000
Michigan State Finance Authority Revenue	0.10	%(1)	07/01/21	500,000	500,000
Ohio State Adult Correctional Capital	0.02	%(1)	07/07/21	250,000	250,000
Ohio State Parks & Recreation Capital	0.02	%(1)	07/07/21	250,000	250,000
State of Ohio Department of Rehabilitation & Correction	0.03	%(1)	07/07/21	600,000	600,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County	0.14	%(1)	07/01/21	155,000	155,000
Triborough NY Bridge & Tunnel Authority	0.06	%(1)	07/01/21	100,000	100,000
Total Variable Rate Demand Notes (Cost $3,859,438)					3,859,438

Money Market Registered Investment Companies — 7.0%
Federated Hermes Government Obligations Fund, 0.03% (3)				2,375,441	2,375,441
Total Money Market Registered Investment Companies (Cost $2,375,441)					2,375,441
Total Investments — 99.9% (Cost $33,894,021)					33,894,021
Other Assets less Liabilities — 0.1%					19,105
Total Net Assets — 100.0%					33,913,126

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class				690	9,667
Meeder Dynamic Allocation Fund - Retail Class				1,799	27,111
Meeder Muirfield Fund - Retail Class				808	7,547
Meeder Conservative Allocation Fund - Retail Class				202	4,981
Total Trustee Deferred Compensation (Cost $35,086)					49,306

(1)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 85

Schedule of Investments
June 30, 2021 (unaudited)

by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(2)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)

7-day yield as of June 30, 2021. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(4)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 86	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — 0.5%
Bank Midwest Deposit Account	0.55	%(1)	07/01/21	246,850	246,850
CIBC Bank Deposit Account	0.20	%(1)	07/01/21	245,583	245,583
First Merchants Bank Deposit Account	0.30	%(1)	07/01/21	248,719	248,719
Metro City Bank Deposit Account	0.10	%(1)	07/01/21	246,358	246,358
State Bank of India Deposit Account	0.10	%(1)	07/01/21	246,500	246,500
TIAA Bank Deposit Account	0.05	%(1)	07/01/21	245,666	245,666
Total Bank Obligations (Cost $1,479,676)					1,479,676

Certificates of Deposit — 5.3%
Banco Santander Yankee CD	0.17%		12/02/21	3,000,000	3,000,219
MUFG Bank LTD/New York, NY Yankee CD	0.24%		10/14/21	4,000,000	4,001,752
MUFG Bank LTD/New York, NY Yankee CD	0.23%		10/28/21	1,750,000	1,750,758
Sumitomo Mitsui Trust Bank LTD/New York, NY Yankee CD	0.29%		07/01/21	800,000	800,005
Toronto Dominion Bank/New York, NY Yankee CD	0.27%		10/08/21	2,000,000	2,000,888
Toronto Dominion Bank/New York, NY (Quarterly Bloomberg Short Term Bank Yield Index + 0.05%)	0.14	%(2)	09/09/21	4,500,000	4,499,100
Total Certificates of Deposit (Cost $16,050,635)					16,052,722

Commercial Paper — 50.9%
Anglesea Funding	0.06%		07/01/21	4,500,000	4,499,991
Anglesea Funding	0.06%		07/02/21	3,000,000	2,999,988
Anglesea Funding	0.18%		07/06/21	7,850,000	7,849,898
ANZ New Zealand Int’l LTD	0.20%		11/05/21	2,000,000	1,999,382
Australia and New Zealand Banking Group	0.17%		09/30/21	1,500,000	1,499,729
Banco Santander	0.15%		08/04/21	2,500,000	2,499,783
Banco Santander	0.19%		08/24/21	2,150,000	2,149,596
Banco Santander	0.17%		09/03/21	4,000,000	3,998,976
Bank of Nova Scotia	0.23%		05/03/22	1,550,000	1,547,673

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Bank of Nova Scotia	0.20%		06/23/22	2,000,000	1,996,082
BNP Paribas	0.15%		08/03/21	1,975,000	1,974,850
BNP Paribas	0.19%		09/22/21	3,000,000	2,999,385
BNP Paribas	0.22%		10/01/21	2,750,000	2,749,346
Canadian Imperial Holdings, Inc.	0.15%		03/04/22	3,000,000	2,997,078
Canadian Imperial Holdings, Inc.	0.15%		03/07/22	4,500,000	4,495,532
Chesham Finance, LLC	0.08%		07/01/21	2,000,000	1,999,996
Chesham Finance, LLC	0.06%		07/09/21	11,200,000	11,199,776
Collateralized Commercial Paper V Co., LLC	0.14%		07/12/21	5,000,000	4,999,890
Credit Agricole Corporate and Investment Bank/New York	0.15%		08/11/21	3,000,000	2,999,754
Ebury Finance, LLC	0.06%		07/09/21	2,000,000	1,999,960
Ebury Finance, LLC	0.17%		08/09/21	5,000,000	4,999,445
Halkin Finance, LLC	0.07%		07/06/21	5,000,000	4,999,935
Halkin Finance, LLC	0.06%		07/08/21	3,000,000	2,999,946
Halkin Finance, LLC	0.10%		08/02/21	2,000,000	1,999,816
Halkin Finance, LLC	0.17%		08/05/21	600,000	599,940
Halkin Finance, LLC	0.09%		08/25/21	1,000,000	999,834
ING US Funding, LLC	0.20%		07/09/21	2,000,000	1,999,964
ING US Funding, LLC	0.17%		08/26/21	2,000,000	1,999,716
ING US Funding, LLC	0.17%		09/01/21	2,000,000	1,999,682
ING US Funding, LLC	0.22%		09/07/21	550,000	549,902
ING US Funding, LLC	0.19%		09/22/21	3,000,000	2,999,313
ING US Funding, LLC	0.18%		09/30/21	1,460,000	1,459,623
JP Morgan Securities, LLC (Secured Overnight Financing Rate + 0.14%)	0.19	%(2)	07/26/21	4,750,000	4,750,299
JP Morgan Securities, LLC	0.20%		10/15/21	2,000,000	1,999,340
JP Morgan Securities, LLC (Secured Overnight Financing Rate + 0.12%)	0.17	%(2)	07/29/21	4,500,000	4,500,675
Macquarie Bank LTD/Australia	0.15%		07/14/21	3,000,000	2,999,889
Macquarie Bank LTD/Australia	0.09%		09/07/21	3,000,000	2,999,292
Macquarie Bank LTD/Australia	0.10%		10/01/21	3,000,000	2,998,977
Macquarie Bank LTD/Australia	0.18%		11/01/21	750,000	749,610
Mizuho Bank LTD/NY	0.19%		10/04/21	3,000,000	2,999,265
Natixis SA/New York, NY	0.18%		09/07/21	1,000,000	999,847
Royal Bank of Canada	0.25%		07/16/21	750,000	749,976

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 87

Schedule of Investments
June 30, 2021 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Sumitomo Mitsui Trust Bank LTD/New York, NY	0.08%		09/01/21	1,705,000	1,704,789
Sumitomo Mitsui Trust Bank LTD/New York, NY	0.12%		11/01/21	6,000,000	5,997,498
Swedbank AB	0.14%		12/15/21	2,000,000	1,998,918
Toronto Dominion Bank/New York, NY	0.24%		04/19/22	4,500,000	4,493,772
Toronto Dominion Bank/New York, NY	0.24%		07/28/21	1,000,000	999,931
Toyota Motor Puerto Rico	0.27%		07/19/21	2,000,000	1,999,936
Toyota Motor Puerto Rico	0.26%		08/27/21	3,000,000	2,999,571
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.01%)	0.20	%(2)	07/14/21	4,750,000	4,750,000
Westpac Banking Corp.	0.20%		08/19/21	2,750,000	2,749,704
Westpac Banking Corp.	0.20%		12/07/21	3,000,000	2,998,800
Total Commercial Paper (Cost $153,489,950)					153,503,870

Corporate Obligations — 7.4%
ANZ New Zealand Int’l LTD	2.88%		07/25/21	3,600,000	3,653,755
Mizuho Financial Group, Inc.	2.27%		09/13/21	4,750,000	4,768,136
Mizuho Securities, LLC	0.18%		07/19/21	4,500,000	4,499,973
Mizuho Securities, LLC	0.13%		09/27/21	2,500,000	2,499,945
Toronto Dominion Bank/New York, NY (Quarterly U.S. LIBOR + 0.09%)	0.22	%(2)	09/03/21	2,250,000	2,250,765
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.125%)	0.29	%(2)	08/13/21	4,750,000	4,750,827
Total Corporate Obligations (Cost $22,423,678)					22,423,401

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — 21.5%
StoneX (Collateralized by $32,675,418 various Corporate Bonds, FMACs, and FNMAs, 1.323% - 7.41%, due 9/3/21 - 7/25/51, fair value $35,994,157)(proceeds $35,000,175), purchase date 6/30/21	0.18%		07/01/21	35,000,000	35,000,000
South Street (Collateralized by $179,109,364 various FCSBs, FMACs, FNMAs, GNMAs, SBAs and U.S Treasury Notes, 0.25% - 6.50%, due 9/30/22 - 6/15/60, fair value $30,621,773)(proceeds $30,000,075), purchase date 6/30/21	0.09%		07/01/21	30,000,000	30,000,000
Total Repurchase Agreements (Cost $65,000,000)					65,000,000

U.S. Government and Agency Obligations — 1.5%
Federal Agricultural Mortgage Corp. (Federal Reserve Bank Prime Loan Rate - 0.10%)	0.15	%(2)	07/07/21	4,500,000	4,502,241
Total U.S. Government and Agency Obligations (Cost $4,500,000)					4,502,241

Variable Rate Demand Notes — 10.5%
Caterpillar Financial Power Investment Floating Rate Demand Note	0.20	%(1)	07/01/21	15,288,675	15,288,675
Cleveland Clinic Health System	0.02	%(1)	07/07/21	1,750,000	1,750,000
Michigan State Finance Authority Revenue	0.10	%(1)	07/01/21	4,500,000	4,500,000
Ohio State Adult Correctional Capital	0.02	%(1)	07/07/21	1,000,000	1,000,000
Ohio State Parks & Recreation Capital	0.02	%(1)	07/07/21	2,750,000	2,750,000

The accompanying notes are an integral part of these financial statements.

Page 88	2021 Semiannual Report | June 30, 2021

Schedule of Investments
June 30, 2021 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Variable Rate Demand Notes — continued
State of Ohio Department of Rehabilitation & Correction	0.03	%(1)	07/07/21	4,600,000	4,600,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County	0.14	%(1)	07/01/21	1,810,000	1,810,000
Total Variable Rate Demand Notes (Cost $31,698,675)					31,698,675

Money Market Registered Investment Companies — 2.4%
Federated Hermes Government Obligations Fund, 0.03% (3)				7,341,568	7,341,568
Total Money Market Registered Investment Companies (Cost $7,341,568)					7,341,568
Total Investments — 100.0% (Cost $301,984,182)					302,002,153
Other Assets less Liabilities — 0.0%					54,017
Total Net Assets — 100.0%					302,056,170

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class				63	883
Meeder Dynamic Allocation Fund - Retail Class				146	2,200
Meeder Muirfield Fund - Retail Class				223	2,083
Meeder Conservative Allocation Fund - Retail Class				20	493
Total Trustee Deferred Compensation (Cost $4,614)					5,659

(1)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(2)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2021. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)

7-day yield as of June 30, 2021. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(4)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 89

Statements of Assets & Liabilities June 30, 2021 (unaudited)

	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Assets
Investments, at fair value (1)(2)	$507,241,793	$160,826,071	$27,434,312
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value (1)	95,045,898	31,953,286	16,731,969
Trustee deferred compensation investments, at fair value	328,847	49,228	125,874
Deposits at broker for futures contracts (3)	16,507,926	5,703,319	3,893,884
Cash held at broker for collateral on securities sold short	—	997	—
Receivable for securities sold	5,022,719	1,575,831	177,486
Receivable for capital stock issued	252,693	100,878	3,184
Receivable from investment adviser	—	—	—
Interest and dividend receivable	339,900	111,498	15,170
Prepaid expenses/other assets	49,527	29,682	25,467
Total Assets	624,789,303	200,350,790	48,407,346

Liabilities
Payable for securities purchased	5,059,107	1,608,752	178,803
Payable for collateral on securities loaned	—	902	347,346
Payable for Trustee Deferred Compensation Plan	328,847	49,228	125,874
Payable for capital stock redeemed	187,223	99,815	2,820
Dividends payable	—	—	—
Payable to investment adviser	315,055	117,354	28,310
Accrued distribution plan (12b-1) and shareholder service plan fees	69,070	20,974	3,905
Accrued transfer agent, fund accounting, CCO, and administrative fees	94,503	37,678	12,474
Accrued trustee fees	4,634	1,614	454
Other accrued liabilities	55,826	27,764	12,689
Total Liabilities	6,114,265	1,964,081	712,675

Net Assets	$618,675,038	$198,386,709	$47,694,671

Net Assets
Capital	$461,339,275	$146,737,413	$37,713,337
Distributable Earnings (Accumulated Deficit)	157,335,763	51,649,296	9,981,334
Total Net Assets	$618,675,038	$198,386,709	$47,694,671

Net Asset Value Per Share
Retail Class
Net Assets	$41,286,041	$2,548,037	$3,985,451
Shares Outstanding	4,421,674	183,781	316,622
Net Asset Value, Offering and Redemption Price Per Share	$9.34	$13.86	$12.59

Adviser Class
Net Assets	$99,734,334	$36,465,019	$5,405,611
Shares Outstanding	10,583,531	2,620,999	428,379
Net Asset Value, Offering and Redemption Price Per Share	$9.42	$13.91	$12.62

Institutional Class
Net Assets	$477,654,663	$159,373,653	$38,303,609
Shares Outstanding	50,578,356	11,415,579	3,042,852
Net Asset Value, Offering and Redemption Price Per Share	$9.44	$13.96	$12.59

Net Asset Value Per Share - Money Market Funds
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$447,547,711	$145,789,305	$37,471,843
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$—	$905	$340,876
(3) Required margin held as collateral for futures contracts	$6,720,787	$2,255,396	$1,258,754

The accompanying notes are an integral part of these financial statements.

Page 90	2021 Semiannual Report | June 30, 2021

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$370,200,131	$164,554,857	$138,286,605	$152,476,379	$43,298,231	$66,134,028	$25,894,021	$237,002,153
—	—	—	—	—	—	8,000,000	65,000,000
44,785,359	15,287,989	10,242,759	48,864,538	1,723,465	2,254,484	—	—
214,637	35,349	86,995	255,414	75,486	84,838	49,306	5,659
9,920,646	4,008,943	2,209,359	8,054,432	646,035	—	—	—
—	—	—	—	—	—	—	—
2,352,076	693,521	308,633	1,395,229	279	38	—	—
263,184	67,091	62,166	92,077	3,246	11,718	—	—
—	—	—	—	—	—	11,167	33,073
229,308	98,668	79,297	95,013	58,142	31,151	11,684	101,498
39,964	36,360	32,441	32,900	29,065	38,365	15,714	7,040
428,005,305	184,782,778	151,308,255	211,265,982	45,833,949	68,554,622	33,981,892	302,149,423

2,369,786	699,628	311,182	1,413,984	—	—	—	—
9,888,148	6,510,777	7,899,314	1,015	—	—	—	—
214,637	35,349	86,995	255,414	75,486	84,838	49,306	5,659
249,498	88,162	149,074	42,597	39,861	34,744	—	—
—	—	2,668	—	—	693	—	12,532
220,571	84,058	56,380	106,678	28,443	15,536	—	—
31,575	10,763	14,375	32,168	14,766	8,139	51	53
73,722	34,256	28,522	39,418	12,509	13,854	8,792	46,388
3,355	1,591	1,323	1,601	378	728	244	243
39,746	21,514	19,918	22,943	14,361	12,917	10,373	28,378
13,091,038	7,486,098	8,569,751	1,915,818	185,804	171,449	68,766	93,253

$414,914,267	$177,296,680	$142,738,504	$209,350,164	$45,648,145	$68,383,173	$33,913,126	$302,056,170

$324,692,049	$148,851,843	$128,299,197	$135,350,404	$30,848,039	$76,494,884	$33,913,126	$302,040,461
90,222,218	28,444,837	14,439,307	73,999,760	14,800,106	(8,111,711)	—	15,709
$414,914,267	$177,296,680	$142,738,504	$209,350,164	$45,648,145	$68,383,173	$33,913,126	$302,056,170

$7,098,798	$1,251,673	$6,825,877	$10,565,659	$18,579,323	$2,610,052
506,578	95,048	276,748	701,196	416,394	266,552
$14.01	$13.17	$24.66	$15.07	$44.62	$9.79

$69,215,087	$28,958,139	$21,811,648	$27,569,467	$4,676,363	$9,122,358
4,892,857	2,191,889	875,454	1,816,536	104,379	931,551
$14.15	$13.21	$24.91	$15.18	$44.80	$9.79

$338,600,382	$147,086,868	$114,100,979	$171,215,038	$22,392,459	$56,650,763
23,889,862	11,108,403	4,567,928	11,295,359	500,644	5,787,929
$14.17	$13.24	$24.98	$15.16	$44.73	$9.79

						$33,913,126	$302,056,170
						33,913,126	301,994,348
						$1.00	$1.0002

$338,987,249	$157,229,828	$136,316,442	$158,188,956	$34,326,150	$66,741,710	$33,894,021	$301,984,182
$9,703,970	$6,389,524	$7,752,180	$1,018	$—	$—	$—	$—
$3,207,148	$1,096,282	$673,199	$3,380,830	$121,500	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 91

Statements of Operations For the Six Months Ended June 30, 2021 (unaudited)

	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Investment Income
Interest	$752	$—	$761
Income from affiliates	25,703	7,742	4,497
Dividends	3,612,494	1,141,111	257,223
Total Investment Income	3,638,949	1,148,853	262,481

Fund Expenses
Investment adviser	1,904,715	712,063	173,232
Transfer agent - Retail Class	28,386	4,535	2,972
Transfer agent - Adviser Class	50,941	20,131	2,871
Transfer agent - Institutional Class	232,241	89,264	21,874
Transfer agent - Money Market Funds
Fund accounting	47,820	27,842	19,000
Administrative	217,349	80,912	23,097
Trustee	14,167	4,772	1,404
Audit and tax services	6,677	6,676	6,677
Legal	2,684	2,680	2,678
Custody	26,614	8,605	2,048
Printing	3,420	1,342	273
Distribution plan (12b-1) - Retail Class (1)	53,173	9,208	6,158
Distribution plan (12b-1) - Money Market Funds
Shareholder service plan - Retail Class	42,273	7,366	3,719
Shareholder service plan - Adviser Class	17,283	5,938	871
Shareholder service plan - Institutional Class	123,024	46,120	984
Postage	7,103	4,065	222
Registration and filing	32,728	25,604	23,147
Insurance	14,471	4,770	1,083
Chief Compliance Officer	3,381	3,381	3,381
Other	20,067	14,337	11,748
Total Expenses Before Reductions	2,848,517	1,079,611	307,439

Expenses voluntarily reimbursed/waived by investment adviser (See Note #5)	—	—	—
Expenses contractually reimbursed/waived by investment adviser (See Note #5)	—	—	—
Securities lending credit (See Note #5)	(1,027)	(281)	(263)

Net Expenses	2,847,490	1,079,330	307,176

Net Investment Income (Loss)	791,459	69,523	(44,695)

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	48,005,751	18,648,472	2,457,407
Net realized gains (losses) from affiliated investments	(5,418)	(1,023)	(343)
Net realized gains (losses) from futures contracts	13,913,693	4,349,760	2,664,854
Distributions of long-term realized gains by other investment companies	—	—	460
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	61,914,026	22,997,209	5,122,378

Net change in unrealized appreciation (depreciation) of unaffiliated investments	19,800,532	3,818,669	338,978
Net change in unrealized appreciation (depreciation) of affiliated investments	(2,672)	(1,400)	(1,143)
Net change in unrealized appreciation (depreciation) of futures contracts	(4,761,153)	(1,327,363)	(747,665)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	15,036,707	2,489,906	(409,830)

Net Realized and Unrealized Gain (Loss) from Investments	76,950,733	25,487,115	4,712,548

Net Change in Net Assets Resulting from Operations	$77,742,192	$25,556,638	$4,667,853

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 92	2021 Semiannual Report | June 30, 2021

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$944	$240	$156	$753	$—	$43,552	$31,461	$271,573
12,811	4,786	2,683	12,734	898	836	—	—
3,591,657	1,864,302	1,789,324	1,215,128	407,260	904,847	—	—
3,605,412	1,869,328	1,792,163	1,228,615	408,158	949,235	31,461	271,573

1,353,753	521,354	349,197	762,707	168,603	133,593	67,561	450,795
10,082	3,348	5,958	8,492	10,974	1,596
38,317	16,485	12,271	16,746	2,573	3,717
192,598	84,437	65,577	97,019	13,430	21,407
						13,512	120,452
38,431	27,037	25,332	28,536	18,877	21,060	17,759	33,404
165,624	74,473	60,830	86,464	22,480	31,677	16,890	125,411
9,903	4,488	3,699	5,253	1,339	1,935	649	649
6,676	5,136	5,136	7,582	6,677	7,400	6,904	6,904
2,682	2,680	2,679	2,680	2,678	2,678	2,680	2,684
18,624	8,250	6,779	9,284	1,999	3,387	1,488	12,469
2,496	1,090	968	1,451	250	444	34	1,801
20,530	6,773	12,261	17,498	18,266	4,922
						49	—
16,424	5,419	9,270	10,709	2,707	3,308
10,864	4,773	3,565	5,396	721	1,722
96,299	38,700	30,056	39,616	8,729	14,984
5,207	2,600	2,528	2,967	394	1,029	193	705
30,322	24,632	25,172	26,150	22,621	26,569	10,238	2,300
10,026	4,454	3,627	4,676	927	1,624	941	7,750
3,381	3,381	3,381	3,381	3,381	3,381	3,367	3,356
16,745	13,743	13,262	14,063	12,403	12,264	15,828	19,743
2,048,984	853,254	641,549	1,150,670	320,029	298,696	158,093	788,423

—	—	—	—	—	—	(127,909)	(602,994)
—	—	—	(101,881)	—	(36,738)	—	—
(8,317)	(5,919)	(7,562)	(385)	(745)	—	—	—

2,040,667	847,335	633,987	1,048,404	319,284	261,958	30,184	185,429

1,564,745	1,021,993	1,158,176	180,211	88,874	687,277	1,277	86,144

25,754,283	8,356,492	5,573,923	20,215,598	6,209,334	1,923,502	—	341
3,416	1,289	1,827	(2,715)	(209)	1,378	—	—
7,206,076	2,983,389	1,497,188	6,436,407	601,505	—	—	—
12,170	8,825	10,131	—	—	7,536	—	—
32,975,945	11,349,995	7,083,069	26,649,290	6,810,630	1,932,416	—	341

4,677,261	(231,762)	(2,494,177)	(551,002)	2,959,912	(3,181,204)	—	(16,240)
(7,544)	(2,908)	(2,632)	(974)	—	(1,594)	—	—
(2,271,150)	(861,806)	(370,239)	(1,728,459)	(54,416)	—	—	—
2,398,567	(1,096,476)	(2,867,048)	(2,280,435)	2,905,496	(3,182,798)	—	(16,240)

35,374,512	10,253,519	4,216,021	24,368,855	9,716,126	(1,250,382)	—	(15,899)

$36,939,257	$11,275,512	$5,374,197	$24,549,066	$9,805,000	$(563,105)	$1,277	$70,245

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 93

Statements of Changes in Net Assets For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020

	Muirfield Fund		Spectrum Fund
	2021	2020	2021	2020
Operations
Net investment income (loss)	$791,459	$3,585,998	$69,523	$453,822
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	61,914,026	(31,461,989)	22,997,209	(8,645,657)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	15,036,707	41,737,561	2,489,906	6,143,213
Net change in net assets resulting from operations	77,742,192	13,861,570	25,556,638	(2,048,622)

Distributions to Shareholders
Retail Class	—	(891,986)	—	(34,997)
Adviser Class	—	(476,110)	—	(119,760)
Institutional Class	—	(3,575,015)	—	(1,287,213)
Money Market Funds
Change in net assets resulting from distributions	—	(4,943,111)	—	(1,441,970)

Capital Transactions:
Issued	193,258,782	119,150,871	62,123,052	33,621,402
Reinvested	—	4,887,303	—	1,436,609
Redeemed	(226,150,950)	(240,559,569)	(74,571,534)	(59,355,574)
Net change in net assets resulting from capital transactions	(32,892,168)	(116,521,395)	(12,448,482)	(24,297,563)

Total Change in Net Assets	44,850,024	(107,602,936)	13,108,156	(27,788,155)

Net Assets - Beginning of Year	573,825,014	681,427,950	185,278,553	213,066,708

Net Assets - End of Year	$618,675,038	$573,825,014	$198,386,709	$185,278,553

Share Transactions:
Issued	22,209,447	16,391,709	4,850,392	3,112,011
Reinvested	—	673,995	—	129,657
Redeemed	(26,097,429)	(33,137,060)	(5,816,477)	(5,408,355)
Net change in shares	(3,887,982)	(16,071,356)	(966,085)	(2,166,687)

The accompanying notes are an integral part of these financial statements.

Page 94	2021 Semiannual Report | June 30, 2021

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2021	2020	2021	2020	2021	2020	2021	2020

$(44,695)	$35,443	$1,564,745	$3,743,361	$1,021,993	$2,227,297	$1,158,176	$2,405,756
5,122,378	(1,015,703)	32,975,945	(14,521,799)	11,349,995	(3,857,730)	7,083,069	(1,828,524)
(409,830)	1,760,992	2,398,567	31,078,961	(1,096,476)	11,375,436	(2,867,048)	8,226,540
4,667,853	780,732	36,939,257	20,300,523	11,275,512	9,745,003	5,374,197	8,803,772

—	(197,994)	—	(508,216)	—	(348,167)	(36,029)	(460,327)
—	(44,862)	—	(178,375)	—	(139,338)	(210,071)	(131,623)
—	(1,068,177)	—	(2,678,233)	—	(1,881,646)	(1,002,435)	(1,888,631)

—	(1,311,033)	—	(3,364,824)	—	(2,369,151)	(1,248,535)	(2,480,581)

9,711,155	4,855,089	118,000,137	85,229,485	49,978,633	37,550,739	41,270,314	31,767,589
—	1,310,881	—	3,350,773	—	2,352,800	1,244,174	2,468,367
(12,266,270)	(11,477,267)	(136,523,100)	(117,215,009)	(60,222,207)	(49,054,750)	(45,420,196)	(36,972,468)
(2,555,115)	(5,311,297)	(18,522,963)	(28,634,751)	(10,243,574)	(9,151,211)	(2,905,708)	(2,736,512)

2,112,738	(5,841,598)	18,416,294	(11,699,052)	1,031,938	(1,775,359)	1,219,954	3,586,679

45,581,933	51,423,531	396,497,973	408,197,025	176,264,742	178,040,101	141,518,550	137,931,871

$47,694,671	$45,581,933	$414,914,267	$396,497,973	$177,296,680	$176,264,742	$142,738,504	$141,518,550

816,946	468,221	8,841,252	7,344,043	3,947,691	3,278,868	1,687,635	1,396,311
—	118,509	—	288,516	—	202,735	50,445	107,211
(1,031,902)	(1,115,719)	(10,255,993)	(10,012,960)	(4,758,325)	(4,264,615)	(1,869,798)	(1,623,114)
(214,956)	(528,989)	(1,414,741)	(2,380,401)	(810,634)	(783,012)	(131,718)	(119,592)

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 95

Statements of Changes in Net Assets For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020

	Dynamic Allocation Fund		Quantex Fund
	2021	2020	2021	2020
Operations
Net investment income (loss)	$180,211	$1,051,949	$88,874	$320,722
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	26,649,290	7,756,721	6,810,630	(2,627,253)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(2,280,435)	17,561,498	2,905,496	(5,074,570)
Net change in net assets resulting from operations	24,549,066	26,370,168	9,805,000	(7,381,101)

Distributions to Shareholders
Retail Class	—	(825,448)	—	(107,170)
Adviser Class	—	(322,349)	—	(5,977)
Institutional Class	—	(3,697,919)	—	(179,516)
Money Market Funds
Change in net assets resulting from distributions	—	(4,845,716)	—	(292,663)

Capital Transactions:
Issued	62,880,140	39,358,423	14,552,837	7,663,727
Reinvested	—	4,838,177	—	278,503
Redeemed	(77,358,788)	(66,674,299)	(18,802,949)	(22,913,934)
Net change in net assets resulting from capital transactions	(14,478,648)	(22,477,699)	(4,250,112)	(14,971,704)

Total Change in Net Assets	10,070,418	(953,247)	5,554,888	(22,645,468)

Net Assets - Beginning of Year	199,279,746	200,232,993	40,093,257	62,738,725

Net Assets - End of Year	$209,350,164	$199,279,746	$45,648,145	$40,093,257

Share Transactions:
Issued	4,463,428	3,361,299	364,381	270,380
Reinvested	—	374,002	—	9,772
Redeemed	(5,480,047)	(5,737,165)	(466,824)	(808,586)
Net change in shares	(1,016,619)	(2,001,864)	(102,443)	(528,434)

The accompanying notes are an integral part of these financial statements.

Page 96	2021 Semiannual Report | June 30, 2021

Tactical Income Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
2021	2020	2021	2020	2021	2020

$687,277	$1,406,923	$1,277	$161,038	$86,144	$1,871,667
1,932,416	299,375	—	—	341	638
(3,182,798)	3,078,543	—	—	(16,240)	14,914
(563,105)	4,784,841	1,277	161,038	70,245	1,887,219

(25,732)	(221,612)
(122,215)	(112,411)
(689,514)	(1,069,932)
		(1,277)	(161,038)	(86,144)	(1,871,668)
(837,461)	(1,403,955)	(1,277)	(161,038)	(86,144)	(1,871,668)

27,024,794	23,336,398	6,967,470	21,491,888	295,898,393	472,288,464
831,831	1,392,130	1,252	158,887	12,068	307,362
(26,177,105)	(21,837,670)	(7,633,895)	(21,895,568)	(330,283,430)	(506,286,355)
1,679,520	2,890,858	(665,173)	(244,793)	(34,372,969)	(33,690,529)

278,954	6,271,744	(665,173)	(244,793)	(34,388,868)	(33,674,978)

68,104,219	61,832,475	34,578,299	34,823,092	336,445,038	370,120,016

$68,383,173	$68,104,219	$33,913,126	$34,578,299	$302,056,170	$336,445,038

2,739,663	2,397,112	6,967,470	21,491,888	295,834,948	472,214,087
85,165	141,988	1,252	158,887	12,064	307,353
(2,656,742)	(2,253,945)	(7,633,895)	(21,895,568)	(330,206,979)	(506,302,922)
168,086	285,155	(665,173)	(244,793)	(34,359,967)	(33,781,482)

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 97

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2021 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2021	$8.20	(0.00)	1.14	1.14	0.00	0.00	0.00	0.00
2020	$7.91	0.03	0.31	0.34	(0.05)	0.00	0.00	(0.05)
2019	$7.16	0.07	0.89	0.96	(0.03)	(0.18)	0.00	(0.21)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
2017	$6.79	0.04	1.34	1.38	(0.04)	(0.59)	0.00	(0.63)
2016	$6.47	0.05	0.32	0.37	(0.05)	0.00	0.00	(0.05)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2021	$8.26	0.02	1.14	1.16	0.00	0.00	0.00	0.00
2020	$7.97	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.20	0.09	0.90	0.99	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
2017	$6.80	0.05	1.34	1.39	(0.03)	(0.59)	0.00	(0.62)
2016 (7)	$6.51	0.01	0.29	0.30	(0.01)	0.00	0.00	(0.01)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2021	$8.28	0.01	1.15	1.16	0.00	0.00	0.00	0.00
2020	$7.99	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.21	0.10	0.90	1.00	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
2017	$6.80	0.07	1.33	1.40	(0.04)	(0.59)	0.00	(0.63)
2016 (7)	$6.51	0.02	0.29	0.31	(0.02)	0.00	0.00	(0.02)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2021	$12.15	(0.03)	1.74	1.71	0.00	0.00	0.00	0.00
2020	$12.19	(0.00)	(0.03)	(0.03)	(0.01)	0.00	0.00	(0.01)
2019	$10.89	0.04	1.38	1.42	(0.01)	(0.11)	0.00	(0.12)
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
2017	$10.28	(0.01)	1.99	1.98	0.00	(0.78)	0.00	(0.78)
2016	$9.73	0.02	0.66	0.68	(0.02)	(0.11)	0.00	(0.13)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2021	$12.17	0.01	1.73	1.74	0.00	0.00	0.00	0.00
2020	$12.27	0.03	(0.02)	0.01	(0.11)	0.00	0.00	(0.11)
2019	$10.95	0.07	1.37	1.44	(0.01)	(0.11)	0.00	(0.12)
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
2017	$10.29	0.02	2.00	2.02	0.00	(0.78)	0.00	(0.78)
2016 (7)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2021	$12.22	0.01	1.73	1.74	0.00	0.00	0.00	0.00
2020	$12.31	0.04	(0.02)	0.02	(0.11)	0.00	0.00	(0.11)
2019	$10.96	0.09	1.38	1.47	(0.01)	(0.11)	0.00	(0.12)
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)
2017	$10.29	0.05	1.98	2.03	0.00	(0.78)	0.00	(0.78)
2016 (7)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

Page 98	2021 Semiannual Report | June 30, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (8)	Ratio of Expenses to Average Net Assets Before Fee Reductions (9)	Portfolio Turnover Rate

$9.34	13.90%	$41,286	(0.11%)	1.24%	1.24%	122%
$8.20	4.36%	$134,240	0.35%	1.28%	1.28%	225%
$7.91	13.53%	$189,105	0.94%	1.28%	1.28%	222%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%
$7.54	20.29%	$250,322	0.49%	1.33%	1.33%	276%
$6.79	5.72%	$390,817	0.73%	1.36%	1.35%	414%

$9.42	14.04%	$99,734	0.36%	0.92%	0.92%	122%
$8.26	4.67%	$48,953	0.64%	0.98%	0.98%	225%
$7.97	13.81%	$60,024	1.14%	1.09%	1.09%	222%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%
$7.57	20.50%	$41,440	0.71%	1.11%	1.20%	276%
$6.80	4.68%	$154	1.32%	0.99%	0.99%	414%

$9.44	14.01%	$477,655	0.29%	0.94%	0.94%	122%
$8.28	4.66%	$390,632	0.73%	0.88%	0.97%	225%
$7.99	14.01%	$432,299	1.35%	0.87%	0.98%	222%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%
$7.57	20.60%	$186,200	0.88%	0.91%	1.00%	276%
$6.80	4.72%	$845	1.33%	0.98%	0.98%	414%

$13.86	14.07%	$2,548	(0.43%)	1.48%	1.48%	126%
$12.15	(0.23%)	$36,604	(0.04%)	1.73%	1.73%	182%
$12.19	13.03%	$51,060	0.37%	1.77%	1.77%	74%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	97%
$11.48	19.28%	$59,441	(0.08%)	2.16%	2.16%	120%
$10.28	6.97%	$124,009	0.16%	1.99%	1.99%	235%

$13.91	14.30%	$36,465	0.14%	1.10%	1.10%	126%
$12.17	0.18%	$12,475	0.32%	1.36%	1.36%	182%
$12.27	13.17%	$15,564	0.63%	1.51%	1.51%	74%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	97%
$11.53	19.65%	$12,921	0.21%	1.89%	2.01%	120%
$10.29	4.49%	$48	1.07%	1.88%	1.88%	235%

$13.96	14.24%	$159,374	0.08%	1.13%	1.13%	126%
$12.22	0.25%	$136,200	0.33%	1.32%	1.33%	182%
$12.31	13.44%	$146,443	0.77%	1.38%	1.40%	74%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	97%
$11.54	19.75%	$82,513	0.45%	1.70%	1.82%	120%
$10.29	4.52%	$461	1.07%	1.87%	1.87%	235%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 99

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2021 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$11.40	(0.04)	1.23	1.19	0.00	0.00	0.00	0.00
2020	$11.32	(0.02)	0.35	0.33	0.00	(0.25)	0.00	(0.25)
2019	$10.22	0.08	1.26	1.34	(0.04)	(0.20)	0.00	(0.24)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
2017	$9.56	0.04	2.09	2.13	(0.03)	(0.13)	0.00	(0.16)
2016	$9.34	0.09	0.24	0.33	(0.11)	0.00	0.00	(0.11)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$11.42	(0.01)	1.21	1.20	0.00	0.00	0.00	0.00
2020	$11.35	0.01	0.37	0.38	(0.06)	(0.25)	0.00	(0.31)
2019	$10.24	0.11	1.25	1.36	(0.05)	(0.20)	0.00	(0.25)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
2017	$9.57	0.15	2.03	2.18	(0.08)	(0.13)	0.00	(0.21)
2016 (7)	$9.41	0.06	0.16	0.22	(0.06)	0.00	0.00	(0.06)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$11.38	(0.01)	1.22	1.21	0.00	0.00	0.00	0.00
2020	$11.36	0.02	0.35	0.37	(0.10)	(0.25)	0.00	(0.35)
2019	$10.24	0.13	1.26	1.39	(0.07)	(0.20)	0.00	(0.27)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
2017	$9.58	0.12	2.09	2.21	(0.11)	(0.13)	0.00	(0.24)
2016 (7)	$9.41	0.06	0.16	0.22	(0.05)	0.00	0.00	(0.05)
Balanced Fund - Retail Class (1)(2)(3)(4)
2021	$12.82	(0.01)	1.20	1.19	0.00	0.00	0.00	0.00
2020	$12.26	0.08	0.56	0.64	(0.08)	0.00	0.00	(0.08)
2019	$11.08	0.16	1.20	1.36	(0.09)	(0.09)	0.00	(0.18)
2018	$11.61	0.12	(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
2017	$10.74	0.09	1.49	1.58	(0.11)	(0.60)	0.00	(0.71)
2016	$10.36	0.11	0.39	0.50	(0.12)	0.00	0.00	(0.12)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2021	$12.92	0.06	1.17	1.23	0.00	0.00	0.00	0.00
2020	$12.35	0.13	0.56	0.69	(0.12)	0.00	0.00	(0.12)
2019	$11.15	0.19	1.21	1.40	(0.11)	(0.09)	0.00	(0.20)
2018	$11.68	0.15	(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
2017	$10.74	0.13	1.50	1.63	(0.09)	(0.60)	0.00	(0.69)
2016 (7)	$10.49	0.04	0.25	0.29	(0.04)	0.00	0.00	(0.04)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2021	$12.94	0.05	1.18	1.23	0.00	0.00	0.00	0.00
2020	$12.36	0.14	0.55	0.69	(0.11)	0.00	0.00	(0.11)
2019	$11.15	0.21	1.21	1.42	(0.12)	(0.09)	0.00	(0.21)
2018	$11.68	0.18	(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)
2017	$10.75	0.16	1.47	1.63	(0.10)	(0.60)	0.00	(0.70)
2016 (7)	$10.49	0.04	0.26	0.30	(0.04)	0.00	0.00	(0.04)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

Page 100	2021 Semiannual Report | June 30, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (8)	Ratio of Expenses to Average Net Assets Before Fee Reductions (9)	Portfolio Turnover Rate

$12.59	10.44%	$3,985	(0.64%)	1.68%	1.68%	96%
$11.40	2.96%	$9,001	(0.25%)	1.74%	1.74%	179%
$11.32	13.17%	$11,154	0.76%	1.68%	1.68%	185%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%
$11.53	22.33%	$35,512	0.35%	1.63%	1.63%	179%
$9.56	3.54%	$75,657	1.00%	1.41%	1.54%	169%

$12.62	10.51%	$5,406	(0.12%)	1.32%	1.32%	96%
$11.42	3.42%	$1,740	0.09%	1.40%	1.40%	179%
$11.35	13.34%	$1,772	1.01%	1.45%	1.45%	185%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%
$11.54	22.84%	$1,057	1.38%	1.33%	1.44%	179%
$9.57	2.34%	$30	3.79%	1.17%	1.17%	169%

$12.59	10.63%	$38,304	(0.14%)	1.29%	1.29%	96%
$11.38	3.43%	$34,841	0.17%	1.31%	1.31%	179%
$11.36	13.66%	$38,497	1.19%	1.25%	1.25%	185%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%
$11.55	23.07%	$37,369	1.13%	1.10%	1.21%	179%
$9.58	2.34%	$330	3.76%	1.18%	1.18%	169%

$14.01	9.28%	$7,099	(0.21%)	1.37%	1.37%	109%
$12.82	5.27%	$75,449	0.65%	1.41%	1.41%	189%
$12.26	12.29%	$92,815	1.34%	1.41%	1.41%	180%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%
$11.61	14.74%	$97,116	0.81%	1.49%	1.49%	226%
$10.74	4.84%	$229,738	1.02%	1.46%	1.46%	322%

$14.15	9.52%	$69,215	0.94%	0.99%	0.99%	109%
$12.92	5.66%	$18,699	1.03%	1.04%	1.04%	189%
$12.35	12.59%	$20,182	1.61%	1.14%	1.14%	180%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%
$11.68	15.21%	$12,137	1.13%	1.21%	1.30%	226%
$10.74	2.77%	$89	2.42%	1.06%	1.06%	322%

$14.17	9.51%	$338,600	0.80%	1.01%	1.01%	109%
$12.94	5.71%	$302,350	1.09%	0.98%	1.03%	189%
$12.36	12.77%	$295,200	1.79%	0.96%	1.04%	180%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%
$11.68	15.25%	$169,586	1.35%	1.02%	1.11%	226%
$10.75	2.83%	$219	2.42%	1.07%	1.07%	322%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 101

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2021 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$12.37	(0.02)		0.82	0.80	0.00	0.00	0.00	0.00
2020	$11.85	0.13		0.52	0.65	(0.13)	0.00	0.00	(0.13)
2019	$10.84	0.20		1.00	1.20	(0.19)	0.00	0.00	(0.19)
2018	$11.66	0.18		(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
2017	$10.46	0.07		1.60	1.67	(0.05)	(0.42)	0.00	(0.47)
2016	$9.50	0.16		0.97	1.13	(0.17)	0.00	0.00	(0.17)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$12.39	0.09		0.73	0.82	0.00	0.00	0.00	0.00
2020	$11.86	0.17		0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.85	0.24		1.00	1.24	(0.23)	0.00	0.00	(0.23)
2018	$11.66	0.21		(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
2017	$10.46	0.12		1.59	1.71	(0.09)	(0.42)	0.00	(0.51)
2016 (7)	$9.87	0.03		0.59	0.62	(0.03)	0.00	0.00	(0.03)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$12.42	0.08		0.74	0.82	0.00	0.00	0.00	0.00
2020	$11.89	0.17		0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.88	0.25		1.00	1.25	(0.24)	0.00	0.00	(0.24)
2018	$11.68	0.23		(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
2017	$10.47	0.14		1.59	1.73	(0.10)	(0.42)	0.00	(0.52)
2016 (7)	$9.87	0.03		0.59	0.62	(0.02)	0.00	0.00	(0.02)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$23.91	0.09		0.79	0.88	(0.13)	0.00	0.00	(0.13)
2020	$22.85	0.37		1.04	1.41	(0.35)	0.00	0.00	(0.35)
2019	$21.18	0.51		1.65	2.16	(0.49)	0.00	0.00	(0.49)
2018	$22.54	0.46		(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
2017	$21.32	0.27		1.36	1.63	(0.41)	0.00	0.00	(0.41)
2016	$18.17	0.11		3.48	3.59	0.00	(0.20)	(0.24)	(0.44)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$24.21	0.23		0.71	0.94	(0.24)	0.00	0.00	(0.24)
2020	$23.13	0.46		1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.44	0.57		1.67	2.24	(0.55)	0.00	0.00	(0.55)
2018	$22.82	0.52		(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
2017	$21.34	0.36		1.35	1.71	(0.23)	0.00	0.00	(0.23)
2016 (7)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$24.26	0.21		0.73	0.94	(0.22)	0.00	0.00	(0.22)
2020	$23.18	0.46		1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.49	0.59		1.68	2.27	(0.58)	0.00	0.00	(0.58)
2018	$22.85	0.56		(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)
2017	$21.34	0.59		1.14	1.73	(0.22)	0.00	0.00	(0.22)
2016 (7)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

Page 102	2021 Semiannual Report | June 30, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (8)	Ratio of Expenses to Average Net Assets Before Fee Reductions (9)	Portfolio Turnover Rate

$13.17	6.47%	$1,252	(0.30%)	1.33%	1.33%	96%
$12.37	5.55%	$30,930	1.00%	1.38%	1.38%	160%
$11.85	11.13%	$35,460	1.73%	1.38%	1.38%	155%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%
$11.66	15.99%	$24,635	0.61%	1.67%	1.73%	349%
$10.46	12.06%	$56,744	1.62%	1.61%	1.80%	250%

$13.21	6.62%	$28,958	1.36%	0.96%	0.96%	96%
$12.39	6.04%	$9,823	1.39%	1.00%	1.00%	160%
$11.86	11.45%	$10,080	2.00%	1.11%	1.11%	155%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%
$11.66	16.40%	$3,538	1.03%	1.35%	1.50%	349%
$10.46	6.32%	$22	1.92%	1.21%	1.21%	250%

$13.24	6.60%	$147,087	1.20%	0.97%	0.97%	96%
$12.42	6.02%	$135,512	1.40%	0.99%	0.99%	160%
$11.89	11.52%	$132,500	2.10%	1.01%	1.01%	155%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%
$11.68	16.55%	$37,945	1.29%	1.13%	1.28%	349%
$10.47	6.31%	$229	1.92%	1.24%	1.24%	250%

$24.66	3.68%	$6,826	0.70%	1.26%	1.26%	84%
$23.91	6.28%	$29,034	1.46%	1.28%	1.28%	139%
$22.85	10.25%	$31,688	2.19%	1.28%	1.28%	136%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%
$22.54	7.64%	$12,545	1.24%	1.70%	2.57%	135%
$21.32	19.87%	$20,450	0.55%	2.17%	2.55%	44%

$24.91	3.90%	$21,812	1.91%	0.88%	0.88%	84%
$24.21	6.69%	$7,082	1.85%	0.92%	0.92%	139%
$23.13	10.51%	$6,787	2.44%	1.04%	1.04%	136%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%
$22.82	8.01%	$682	1.63%	1.07%	1.97%	135%
$21.34	2.64%	$7	0.11%	1.93%	2.18%	44%

$24.98	3.89%	$114,101	1.70%	0.89%	0.89%	84%
$24.26	6.68%	$105,403	1.87%	0.92%	0.92%	139%
$23.18	10.61%	$99,456	2.54%	0.94%	0.94%	136%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%
$22.85	8.10%	$11,739	2.65%	0.49%	1.39%	135%
$21.34	2.62%	$305	0.08%	1.96%	2.21%	44%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 103

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2021 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$13.39	(0.02)	1.70	1.68	0.00	0.00	0.00	0.00
2020	$11.87	0.03	1.79	1.82	(0.03)	(0.27)	0.00	(0.30)
2019	$9.79	0.11	2.23	2.34	(0.08)	(0.18)	0.00	(0.26)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
2017	$9.72	0.06	1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
2016	$9.36	0.10	0.40	0.50	(0.09)	(0.05)	0.00	(0.14)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$13.46	0.02	1.70	1.72	0.00	0.00	0.00	0.00
2020	$11.91	0.07	1.81	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.13	2.24	2.37	(0.10)	(0.18)	0.00	(0.28)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
2017	$9.73	0.10	1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
2016 (7)	$9.34	0.02	0.44	0.46	(0.02)	(0.05)	0.00	(0.07)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$13.45	0.01	1.70	1.71	0.00	0.00	0.00	0.00
2020	$11.90	0.08	1.80	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.15	2.23	2.38	(0.12)	(0.18)	0.00	(0.30)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
2017	$9.72	0.12	1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
2016 (7)	$9.34	0.02	0.43	0.45	(0.02)	(0.05)	0.00	(0.07)
Quantex Fund - Retail Class (1)(2)(3)(4)
2021	$35.64	0.06	8.92	8.98	0.00	0.00	0.00	0.00
2020	$37.91	0.20	(2.28)	(2.08)	(0.19)	0.00	0.00	(0.19)
2019	$32.22	0.19	5.75	5.94	(0.25)	0.00	0.00	(0.25)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
2017	$33.36	0.09	4.38	4.47	(0.06)	(1.01)	0.00	(1.07)
2016	$27.84	0.14	6.02	6.16	(0.16)	(0.48)	0.00	(0.64)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2021	$35.75	0.14	8.91	9.05	0.00	0.00	0.00	0.00
2020	$38.01	0.23	(2.28)	(2.05)	(0.21)	0.00	0.00	(0.21)
2019	$32.28	0.24	5.76	6.00	(0.27)	0.00	0.00	(0.27)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
2017	$33.37	0.21	4.35	4.56	(0.14)	(1.01)	0.00	(1.15)
2016 (7)	$30.67	0.04	3.18	3.22	(0.04)	(0.48)	0.00	(0.52)
Quantex - Institutional Class (1)(2)(3)(4)
2021	$35.70	0.09	8.94	9.03	0.00	0.00	0.00	0.00
2020	$38.01	0.26	(2.31)	(2.05)	(0.26)	0.00	0.00	(0.26)
2019	$32.29	0.29	5.77	6.06	(0.34)	0.00	0.00	(0.34)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)
2017	$33.37	0.26	4.35	4.61	(0.20)	(1.01)	0.00	(1.21)
2016 (7)	$30.67	0.04	3.18	3.22	(0.04)	(0.48)	0.00	(0.52)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

Page 104	2021 Semiannual Report | June 30, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (8)	Ratio of Expenses to Average Net Assets Before Fee Reductions (9)	Portfolio Turnover Rate

$15.07	12.55%	$10,566	(0.27%)	1.35%	1.45%	125%
$13.39	15.37%	$37,392	0.27%	1.41%	1.51%	236%
$11.87	24.00%	$40,977	0.97%	1.41%	1.51%	265%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%
$10.85	21.20%	$50,570	0.59%	1.51%	1.58%	252%
$9.72	5.37%	$118,293	1.04%	1.42%	1.56%	369%

$15.18	12.78%	$27,569	0.26%	1.00%	1.10%	125%
$13.46	15.85%	$13,322	0.61%	1.06%	1.16%	236%
$11.91	24.29%	$13,137	1.20%	1.18%	1.28%	265%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%
$10.88	21.42%	$10,140	0.87%	1.27%	1.34%	252%
$9.73	4.89%	$48	1.33%	1.12%	1.12%	369%

$15.16	12.71%	$171,215	0.20%	1.01%	1.11%	125%
$13.45	15.94%	$148,566	0.67%	1.01%	1.11%	236%
$11.90	24.40%	$146,119	1.38%	1.00%	1.10%	265%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%
$10.86	21.61%	$70,187	1.10%	1.05%	1.12%	252%
$9.72	4.80%	$592	1.33%	1.11%	1.11%	369%

$44.62	25.20%	$18,579	0.27%	1.52%	1.52%	53%
$35.64	(5.36%)	$18,352	0.65%	1.53%	1.53%	88%
$37.91	18.48%	$24,979	0.52%	1.53%	1.53%	82%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%
$36.76	13.42%	$60,161	0.27%	1.52%	1.66%	72%
$33.36	22.14%	$85,235	0.47%	1.52%	1.77%	91%

$44.80	25.31%	$4,676	0.66%	1.32%	1.32%	53%
$35.75	(5.25%)	$986	0.77%	1.41%	1.41%	88%
$38.01	18.63%	$1,113	0.67%	1.41%	1.41%	82%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%
$36.78	13.68%	$2,114	0.59%	1.39%	1.56%	72%
$33.37	10.48%	$31	0.75%	1.15%	1.40%	91%

$44.73	25.29%	$22,392	0.45%	1.37%	1.37%	53%
$35.70	(5.22%)	$20,756	0.85%	1.37%	1.37%	88%
$38.01	18.81%	$36,646	0.82%	1.25%	1.25%	82%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%
$36.77	13.84%	$32,489	0.75%	1.18%	1.35%	72%
$33.37	10.48%	$951	0.75%	1.15%	1.40%	91%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 105

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2021 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Tactical Income Fund - Retail Class (1)(2)(3)(4)
2021	$9.98	0.05	(0.14)	(0.09)	(0.10)	0.00	0.00	(0.10)
2020	$9.46	0.21	0.49	0.70	(0.18)	0.00	0.00	(0.18)
2019	$9.03	0.23	0.42	0.65	(0.22)	0.00	0.00	(0.22)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
2017	$9.28	0.24	0.10	0.34	(0.25)	0.00	0.00	(0.25)
2016	$9.14	0.27	0.14	0.41	(0.27)	0.00	0.00	(0.27)
Tactical Income Fund - Adviser Class (1)(2)(3)(4)
2021	$9.99	0.11	(0.19)	(0.08)	(0.12)	0.00	0.00	(0.12)
2020	$9.47	0.25	0.49	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.26	0.42	0.68	(0.25)	0.00	0.00	(0.25)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
2017	$9.28	0.28	0.10	0.38	(0.28)	0.00	0.00	(0.28)
2016 (7)	$9.46	0.09	(0.19)	(0.10)	(0.08)	0.00	0.00	(0.08)
Tactical Income Fund - Institutional Class (1)(2)(3)(4)
2021	$9.99	0.10	(0.18)	(0.08)	(0.12)	0.00	0.00	(0.12)
2020	$9.47	0.24	0.50	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.27	0.42	0.69	(0.26)	0.00	0.00	(0.26)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
2017	$9.28	0.31	0.08	0.39	(0.29)	0.00	0.00	(0.29)
2016 (7)	$9.46	0.08	(0.18)	(0.10)	(0.08)	0.00	0.00	(0.08)
Prime Money Market Fund (1)(2)(3)(4)
2021	$1.00	0.000	N/A	0.000	0.000	0.000	0.000	0.000
2020	$1.00	0.005	N/A	0.005	(0.004)	0.000	0.000	(0.004)
2019	$1.00	0.020	N/A	0.020	(0.020)	0.000	0.000	(0.020)
2018	$1.00	0.016	N/A	0.016	(0.016)	0.000	0.000	(0.016)
2017	$1.00	0.007	N/A	0.007	(0.007)	0.000	0.000	(0.007)
2016	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2021	$1.0003	0.0003	(0.0004)	(0.0001)	0.0000	0.0000	0.0000	0.0000
2020	$1.0000	0.0058	(0.0005)	0.0053	(0.0050)	0.0000	0.0000	(0.0050)
2019	$0.9999	0.0231	0.0000	0.0231	(0.0230)	0.0000	0.0000	(0.0230)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)
2017	$1.0001	0.0101	(0.0003)	0.0098	(0.0100)	0.0000	0.0000	(0.0100)
2016 (6)	$1.0000	0.0010	0.0001	0.0011	(0.0010)	0.0000	0.0000	(0.0010)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

Page 106	2021 Semiannual Report | June 30, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (8)	Ratio of Expenses to Average Net Assets Before Fee Reductions (9)	Portfolio Turnover Rate

$9.79	(0.94%)	$2,610	1.00%	1.11%	1.22%	106%
$9.98	7.46%	$12,231	1.87%	1.15%	1.26%	69%
$9.46	7.24%	$11,137	2.27%	1.14%	1.25%	95%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%
$9.37	3.72%	$67,986	2.59%	1.02%	1.03%	133%
$9.28	4.49%	$214,755	2.87%	0.98%	1.00%	217%

$9.79	(0.76%)	$9,122	2.21%	0.75%	0.86%	106%
$9.99	7.86%	$5,463	2.28%	0.79%	0.90%	69%
$9.47	7.54%	$4,205	2.64%	0.88%	0.99%	95%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%
$9.38	4.07%	$9,896	2.95%	0.83%	0.84%	133%
$9.28	(1.05%)	$84	5.49%	0.53%	0.53%	217%

$9.79	(0.76%)	$56,651	2.11%	0.77%	0.88%	106%
$9.99	7.86%	$50,410	2.25%	0.77%	0.88%	69%
$9.47	7.67%	$46,490	2.72%	0.76%	0.87%	95%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%
$9.38	4.20%	$110,674	3.27%	0.64%	0.65%	133%
$9.28	(1.08%)	$70	5.35%	0.53%	0.53%	217%

$1.00	0.00%	$33,913	0.01%	0.18%	0.94%	N/A
$1.00	0.45%	$34,578	0.45%	0.28%	0.91%	N/A
$1.00	2.06%	$34,823	2.05%	0.36%	0.95%	N/A
$1.00	1.59%	$40,881	1.59%	0.44%	0.94%	N/A
$1.00	0.68%	$35,211	0.67%	0.47%	1.00%	N/A
$1.00	0.29%	$36,666	0.28%	0.32%	0.69%	N/A

$1.0002	0.02%	$302,056	0.06%	0.12%	0.52%	N/A
$1.0003	0.57%	$336,445	0.57%	0.15%	0.52%	N/A
$1.0000	2.31%	$370,120	2.30%	0.13%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A
$0.9999	0.96%	$296,547	1.01%	0.17%	0.56%	N/A
$1.0001	0.11%	$197,480	0.43%	0.24%	0.62%	N/A

6	Commenced operations on October 7, 2016.
7	Commenced operations on October 31, 2016.
8	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
9	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2021 Semiannual Report | June 30, 2021	Page 107

Notes to Financial Statements
June 30, 2021 (unaudited)

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers eleven separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Tactical Income Fund (Income), Prime Money Market Fund (Prime Money Market), and Institutional Prime Money Market Fund (Institutional Prime Money Market)(the Funds).

Each Fund, except Prime Money Market and Institutional Prime Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Prime Money Market and Institutional Prime Money Market offer only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Prime Money Market operates as a retail money market fund. The Fund maintains a stable net asset value of $1.00 and is only available for purchase in accounts beneficially owned by natural persons. Institutional Prime Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Prime Money Market and Institutional Prime Money Market have adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Funds’ weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

Effective April 16, 2021, Total Return Bond Fund changed its name to Tactical Income Fund to better align with its new principal investment strategies and new investment objective of “total return, consisting of income and long-term capital growth.” In addition, Quantex Fund changed its principal investment strategies to better align with the Fund’s adviser’s (Meeder Asset Management, Inc.) quantitative models and assessment of economic and market conditions.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

Page 108	2021 Semiannual Report | June 30, 2021

Futures & options. Each Fund, except the Money Market Funds, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.

To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for the Money Market Funds, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and the Money Market Funds, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for the Money Market Funds, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2021, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2021.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2021 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$16,507,926	$(1,969,624)
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	5,703,319	(526,569)
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	3,893,884	(364,186)
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	9,920,646	(894,780)
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	4,008,943	(261,418)
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	2,209,359	(103,395)
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	8,054,432	(960,761)
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	646,035	(26,760)

2021 Semiannual Report | June 30, 2021	Page 109

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 and related activity was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2020	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Contracts as of June 30, 2021	Statement of Operations Location	For the Six Months Ended June 30, 2021
Muirfield	Equity contracts	991	2,972	2,962	1,001	Net realized gains (losses) from futures contracts	$13,913,693
Spectrum	Equity contracts	299	1,136	1,103	332	Net realized gains (losses) from futures contracts	4,349,760
Global	Equity contracts	189	451	453	187	Net realized gains (losses) from futures contracts	2,664,854
Balanced	Equity contracts	487	1,504	1,514	477	Net realized gains (losses) from futures contracts	7,206,076
Moderate	Equity contracts	184	520	548	156	Net realized gains (losses) from futures contracts	2,983,389
Conservative	Equity contracts	86	297	294	89	Net realized gains (losses) from futures contracts	1,497,188
Dynamic	Equity contracts	456	1,318	1,267	507	Net realized gains (losses) from futures contracts	6,436,407
Quantex	Equity contracts	20	67	78	9	Net realized gains (losses) from futures contracts	601,505

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Six Months Ended June 30, 2021
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(4,761,153)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,327,362)
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(747,665)
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(2,271,150)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(861,806)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(370,239)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,728,459)
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(54,416)

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2017 through December 31, 2020) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2021, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. The Money Market Funds declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 110	2021 Semiannual Report | June 30, 2021

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2020, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$—	$—
Spectrum	—	—
Global	—	—
Balanced	—	—
Moderate	—	—
Conservative	—	—
Dynamic	1,347,314	(1,347,314)
Quantex	(354,086)	354,086
Income	—	—

Investment income & expenses. For all Funds, except the Money Market Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2021
Muirfield - Retail	$2,246,254	253,649	$—	—
Muirfield - Adviser	100,072,380	11,608,693	—	—
Muirfield - Institutional	90,940,148	10,347,105	—	—
Spectrum - Retail	701,757	54,628	—	—
Spectrum - Adviser	36,874,468	2,896,785	—	—
Spectrum - Institutional	24,546,827	1,898,979	—	—
Global - Retail	238,998	19,839	—	—
Global - Adviser	5,507,199	463,650	—	—
Global - Institutional	3,964,958	333,457	—	—
Balanced - Retail	894,055	66,571	—	—
Balanced - Adviser	71,446,424	5,379,958	—	—
Balanced - Institutional	45,659,658	3,394,723	—	—
Moderate - Retail	178,895	14,270	—	—
Moderate - Adviser	30,530,582	2,418,079	—	—
Moderate - Institutional	19,269,156	1,515,342	—	—
Conservative - Retail	426,762	17,693	35,908	1,466
Conservative - Adviser	23,223,484	950,016	209,783	8,514
Conservative - Institutional	17,620,068	719,926	998,483	40,465
Dynamic - Retail	513,417	35,861	—	—
Dynamic - Adviser	29,780,225	2,124,783	—	—
Dynamic - Institutional	32,586,498	2,302,784	—	—
Quantex - Retail	4,162,459	96,184	—	—
Quantex - Adviser	4,486,841	118,772	—	—
Quantex - Institutional	5,903,537	149,425	—	—
Income - Retail	253,569	25,723	25,270	2,590
Income - Adviser	10,178,605	1,025,089	122,215	12,499
Income - Institutional	16,592,620	1,688,851	684,346	70,076
Prime Money Market	6,967,470	6,967,470	1,252	1,252
Institutional Prime Money Market	295,898,393	295,834,948	12,068	12,064

2021 Semiannual Report | June 30, 2021	Page 111

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2020
Muirfield - Retail	$11,650,273	1,616,852	$884,595	122,946
Muirfield - Adviser	12,562,031	1,731,428	475,878	65,587
Muirfield - Institutional	94,938,567	13,043,429	3,526,830	485,462
Spectrum - Retail	3,339,517	312,463	34,980	3,171
Spectrum - Adviser	2,993,068	271,967	119,760	10,835
Spectrum - Institutional	27,288,817	2,527,581	1,281,869	115,651
Global - Retail	1,166,292	111,446	197,994	17,568
Global - Adviser	446,417	43,133	44,862	4,032
Global - Institutional	3,242,380	313,642	1,068,025	96,909
Balanced - Retail	7,397,073	647,576	507,680	44,045
Balanced - Adviser	4,253,014	362,514	178,375	15,347
Balanced - Institutional	73,579,398	6,333,953	2,664,718	229,124
Moderate - Retail	3,670,705	326,818	347,588	30,030
Moderate - Adviser	2,910,988	254,996	139,338	12,040
Moderate - Institutional	30,969,046	2,697,054	1,865,874	160,665
Conservative - Retail	3,996,383	181,208	458,804	20,189
Conservative - Adviser	2,271,362	99,923	131,623	5,705
Conservative - Institutional	25,499,844	1,115,180	1,877,940	81,317
Dynamic - Retail	3,823,098	347,512	824,823	63,418
Dynamic - Adviser	3,509,483	301,817	322,349	24,972
Dynamic - Institutional	32,025,842	2,711,970	3,691,005	285,612
Quantex - Retail	2,189,011	80,196	106,638	3,742
Quantex - Adviser	276,382	9,230	5,977	209
Quantex - Institutional	5,198,334	180,954	165,888	5,821
Income - Retail	3,539,918	367,315	219,807	22,431
Income - Adviser	4,032,049	414,412	112,411	11,455
Income - Institutional	15,764,431	1,615,385	1,059,912	108,102
Prime Money Market	21,491,888	21,491,888	158,887	158,887
Institutional Prime Money Market	472,288,464	472,214,087	307,362	307,353

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2021
Muirfield - Retail	$(104,313,846)	(12,204,160)	$(102,067,592)	(11,950,511)
Muirfield - Adviser	(60,239,161)	(6,951,973)	39,833,219	4,656,720
Muirfield - Institutional	(61,597,943)	(6,941,296)	29,342,205	3,405,809
Spectrum - Retail	(36,570,611)	(2,882,537)	(35,868,854)	(2,827,909)
Spectrum - Adviser	(16,615,836)	(1,300,442)	20,258,632	1,596,343
Spectrum - Institutional	(21,385,087)	(1,633,498)	3,161,740	265,481
Global - Retail	(5,854,415)	(492,490)	(5,615,417)	(472,651)
Global - Adviser	(2,230,952)	(187,708)	3,276,247	275,942
Global - Institutional	(4,180,903)	(351,704)	(215,945)	(18,247)
Balanced - Retail	(71,751,163)	(5,446,919)	(70,857,108)	(5,380,348)
Balanced - Adviser	(25,826,463)	(1,934,740)	45,619,961	3,445,218
Balanced - Institutional	(38,945,474)	(2,874,334)	6,714,184	520,389
Moderate - Retail	(30,480,033)	(2,419,014)	(30,301,138)	(2,404,744)
Moderate - Adviser	(12,871,730)	(1,019,008)	17,658,852	1,399,071
Moderate - Institutional	(16,870,444)	(1,320,303)	2,398,712	195,039
Conservative - Retail	(23,083,705)	(956,587)	(22,621,035)	(937,428)
Conservative - Adviser	(9,145,377)	(375,620)	14,287,890	582,910
Conservative - Institutional	(13,191,114)	(537,591)	5,427,437	222,800
Dynamic - Retail	(29,626,588)	(2,126,826)	(29,113,171)	(2,090,965)
Dynamic - Adviser	(18,332,145)	(1,298,274)	11,448,080	826,509

Page 112	2021 Semiannual Report | June 30, 2021

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Dynamic - Institutional	$(29,400,055)	(2,054,947)	$3,186,443	247,837
Quantex - Retail	(7,761,369)	(194,707)	(3,598,910)	(98,523)
Quantex - Adviser	(1,716,575)	(41,956)	2,770,266	76,816
Quantex - Institutional	(9,325,005)	(230,161)	(3,421,468)	(80,736)
Income - Retail	(9,796,646)	(986,888)	(9,517,807)	(958,575)
Income - Adviser	(6,409,589)	(652,888)	3,891,231	384,700
Income - Institutional	(9,970,870)	(1,016,966)	7,306,096	741,961
Prime Money Market	(7,633,895)	(7,633,895)	(665,173)	(665,173)
Institutional Prime Money Market	(330,283,430)	(330,206,979)	(34,372,969)	(34,359,967)

Year Ended December 31, 2020
Muirfield - Retail	$(66,817,586)	(9,261,883)	$(54,282,718)	(7,522,085)
Muirfield - Adviser	(24,726,534)	(3,396,916)	(11,688,625)	(1,599,901)
Muirfield - Institutional	(149,015,449)	(20,478,261)	(50,550,052)	(6,949,370)
Spectrum - Retail	(16,054,832)	(1,493,176)	(12,680,335)	(1,177,542)
Spectrum - Adviser	(5,661,594)	(526,084)	(2,548,766)	(243,282)
Spectrum - Institutional	(37,639,148)	(3,389,095)	(9,068,462)	(745,863)
Global - Retail	(3,342,556)	(325,492)	(1,978,270)	(196,478)
Global - Adviser	(514,491)	(50,884)	(23,212)	(3,719)
Global - Institutional	(7,620,220)	(739,343)	(3,309,815)	(328,792)
Balanced - Retail	(27,794,588)	(2,375,037)	(19,889,835)	(1,683,416)
Balanced - Adviser	(6,642,344)	(564,264)	(2,210,955)	(186,403)
Balanced - Institutional	(82,778,077)	(7,073,659)	(6,533,961)	(510,582)
Moderate - Retail	(9,844,841)	(850,289)	(5,826,548)	(493,441)
Moderate - Adviser	(3,716,438)	(323,871)	(666,112)	(56,835)
Moderate - Institutional	(35,493,471)	(3,090,455)	(2,658,551)	(232,736)
Conservative - Retail	(8,490,522)	(374,117)	(4,035,335)	(172,720)
Conservative - Adviser	(2,433,929)	(106,506)	(30,944)	(878)
Conservative - Institutional	(26,048,017)	(1,142,491)	1,329,767	54,006
Dynamic - Retail	(12,417,374)	(1,072,111)	(7,769,453)	(661,181)
Dynamic - Adviser	(5,090,584)	(439,774)	(1,258,752)	(112,985)
Dynamic - Institutional	(49,166,341)	(4,225,280)	(13,449,494)	(1,227,698)
Quantex - Retail	(6,470,912)	(227,906)	(4,175,263)	(143,968)
Quantex - Adviser	(317,629)	(11,169)	(35,270)	(1,730)
Quantex - Institutional	(16,125,393)	(569,511)	(10,761,171)	(382,736)
Income - Retail	(3,315,674)	(341,917)	444,051	47,829
Income - Adviser	(3,126,254)	(323,216)	1,018,206	102,651
Income - Institutional	(15,395,742)	(1,588,812)	1,428,601	134,675
Prime Money Market	(21,895,568)	(21,895,568)	(244,793)	(244,793)
Institutional Prime Money Market	(506,286,355)	(506,302,922)	(33,690,529)	(33,781,482)

2021 Semiannual Report | June 30, 2021	Page 113

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2021.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Spectrum	$905	$—	$905	$—	$(905)	$—
Global	340,876	—	340,876	—	(340,876)	—
Balanced	9,703,970	—	9,703,970	—	(9,703,970)	—
Moderate	6,389,524	—	6,389,524	—	(6,389,524)	—
Conservative	7,752,180	—	7,752,180	—	(7,752,180)	—
Dynamic	1,018	—	1,018	—	(1,018)	—

Repurchase Agreements
Prime Money Market	$8,000,000	$—	$8,000,000	$(8,000,000)	$—	$—
Institutional Prime Money Market	65,000,000	—	65,000,000	(65,000,000)	—	—

Liabilities:
Futures Contracts
Muirfield	$(2,162,407)	$(192,783)	$(1,969,624)	$—	$1,969,624	$—
Spectrum	(663,272)	(136,703)	(526,569)	—	526,569	—
Global	(401,043)	(36,857)	(364,186)	—	364,186	—
Balanced	(1,011,042)	(116,262)	(894,780)	—	894,780	—
Moderate	(315,323)	(53,905)	(261,418)	—	261,418	—
Conservative	(156,704)	(53,309)	(103,395)	—	103,395	—
Dynamic	(1,061,205)	(100,444)	(960,761)	—	960,761	—
Quantex	(26,760)	—	(26,760)	—	26,760	—

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Page 114	2021 Semiannual Report | June 30, 2021

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Prime Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Prime Money Market, other than money market registered investment companies, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Except for Institutional Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Institutional Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

2021 Semiannual Report | June 30, 2021	Page 115

For the six months ended June 30, 2021, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2021.

Muirfield - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$506,414,715	$—	$—	$506,414,715
Preferred stocks	80,685	—	—	80,685
Warrants	2,383	—	—	2,383
Money market registered investment companies	95,045,898	—	—	95,045,898
Bank obligations	—	744,010	—	744,010
Total	$601,543,681	$744,010	$—	$602,287,691
Trustee deferred compensation***	$328,847	$—	$—	$328,847
Futures contracts**	$(1,969,624)	$—	$—	$(1,969,624)

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$160,818,337	$—	$—	$160,818,337
Preferred stocks	6,116	—	—	6,116
Warrants	716	—	—	716
Money market registered investment companies	31,954,188	—	—	31,954,188
Total	$192,779,357	$—	$—	$192,779,357
Trustee deferred compensation***	$49,228	$—	$—	$49,228
Futures contracts**	$(526,569)	$—	$—	$(526,569)

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$17,856,420	$—	$—	$17,856,420
Preferred stocks	2,502	—	—	2,502
Warrants	167	—	—	167
Registered investment companies	8,483,867	—	—	8,483,867
Money market registered investment companies	17,079,315	—	—	17,079,315
Bank obligations	—	744,010	—	744,010
Total	$43,422,271	$744,010	$—	$44,166,281
Trustee deferred compensation***	$125,874	$—	$—	$125,874
Futures contracts**	$(364,186)	$—	$—	$(364,186)

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$236,823,854	$—	$—	$236,823,854
Preferred stocks	30,705	—	—	30,705
Warrants	1,081	—	—	1,081
Registered investment companies	122,712,333	—	—	122,712,333
Money market registered investment companies	54,673,507	—	—	54,673,507
Bank obligations	—	744,010	—	744,010
Total	$414,241,480	$744,010	$—	$414,985,490
Trustee deferred compensation***	$214,637	$—	$—	$214,637
Futures contracts**	$(894,780)	$—	$—	$(894,780)

Page 116	2021 Semiannual Report | June 30, 2021

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$69,928,681	$—	$—	$69,928,681
Preferred stocks	7,784	—	—	7,784
Warrants	387	—	—	387
Registered investment companies	87,858,883	—	—	87,858,883
Money market registered investment companies	21,798,766	—	—	21,798,766
Bank obligations	—	248,345	—	248,345
Total	$179,594,501	$248,345	$—	$179,842,846
Trustee deferred compensation***	$35,349	$—	$—	$35,349
Futures contracts**	$(261,418)	$—	$—	$(261,418)

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$31,037,188	$—	$—	$31,037,188
Preferred stocks	4,726	—	—	4,726
Warrants	122	—	—	122
Registered investment companies	99,345,255	—	—	99,345,255
Money market registered investment companies	18,142,073	—	—	18,142,073
Total	$148,529,364	$—	$—	$148,529,364
Trustee deferred compensation***	$86,995	$—	$—	$86,995
Futures contracts**	$(103,395)	$—	$—	$(103,395)

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$141,243,909	$—	$—	$141,243,909
Preferred stocks	18,843	—	—	18,843
Warrants	678	—	—	678
Registered investment companies	10,467,924	—	—	10,467,924
Money market registered investment companies	48,865,553	—	—	48,865,553
Bank obligations	—	744,010	—	744,010
Total	$200,596,907	$744,010	$—	$201,340,917
Trustee deferred compensation***	$255,414	$—	$—	$255,414
Futures contracts**	$(960,761)	$—	$—	$(960,761)

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$43,290,024	$—	$—	$43,290,024
Money market registered investment companies	1,723,465	—	—	1,723,465
Bank obligations	—	8,207	—	8,207
Total	$45,013,489	$8,207	$—	$45,021,696
Trustee deferred compensation***	$75,486	$—	$—	$75,486
Futures contracts**	$(26,760)	$—	$—	$(26,760)

Income - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$66,061,747	$—	$—	$66,061,747
Money market registered investment companies	2,254,484	—	—	2,254,484
U.S. government obligations	—	72,281	—	72,281
Total	$68,316,231	$72,281	$—	$68,388,512
Trustee deferred compensation***	$84,838	$—	$—	$84,838

2021 Semiannual Report | June 30, 2021	Page 117

Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$1,479,676	$—	$1,479,676
Certificates of deposit	—	2,200,391	—	2,200,391
Commercial paper	—	13,225,640	—	13,225,640
Corporate obligations	—	2,253,435	—	2,253,435
Repurchase agreements	—	8,000,000	—	8,000,000
U.S. government and agency obligations	—	500,000	—	500,000
Variable rate demand notes	—	3,859,438	—	3,859,438
Money market registered investment companies	2,375,441	—	—	2,375,441
Total	$2,375,441	$31,518,580	$—	$33,894,021
Trustee deferred compensation***	$49,306	$—	$—	$49,306

Institutional Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$1,479,676	$—	$1,479,676
Certificates of deposit	—	16,052,722	—	16,052,722
Commercial paper	—	153,503,870	—	153,503,870
Corporate obligations	—	22,423,401	—	22,423,401
Repurchase agreements	—	65,000,000	—	65,000,000
U.S. government and agency obligations	—	4,502,241	—	4,502,241
Variable rate demand notes	—	31,698,675	—	31,698,675
Money market registered investment companies	7,341,568	—	—	7,341,568
Total	$7,341,568	$294,660,585	$—	$302,002,153
Trustee deferred compensation***	$5,659	$—	$—	$5,659

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2021.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$586,915,960	$606,365,188
Spectrum	197,483,798	210,273,137
Global	25,227,784	27,879,871
Balanced	376,837,935	384,092,898
Moderate	147,391,690	148,641,151
Conservative	109,228,081	111,214,615
Dynamic	188,937,595	215,017,355
Quantex	21,584,842	23,697,055
Income	69,520,920	61,314,330

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Income	$305,199	$6,796,519

Page 118	2021 Semiannual Report | June 30, 2021

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Income	0.40%	0.40%	0.20%	0.20%
Prime Money Market	0.40%	0.40%	0.25%	0.25%
Institutional Prime Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM has contractually agreed to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the board. The sums waived or reimbursed under these agreements are not subject to recoupment.

MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. During the six months ended June 30, 2021, $101,881 of investment advisory fees were waived in Dynamic.

MAM contractually agreed to reduce its investment advisory fee by 0.11% for Bond for average daily net assets up to $100 million. During the six months ended June 30, 2021, $36,738 of investment advisory fees were waived in Income.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	$4,000	0.12%	0.03%
Spectrum	4,000	0.12%	0.03%
Global	4,000	0.12%	0.03%
Balanced	4,000	0.12%	0.03%
Moderate	4,000	0.12%	0.03%
Conservative	4,000	0.12%	0.03%
Dynamic	4,000	0.12%	0.03%
Quantex	4,000	0.12%	0.03%
Income	4,000	0.08%	0.03%
Prime Money Market	4,000	0.08%	0.03%
Institutional Prime Money Market	4,000	0.08%	0.03%

Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2021, there were no transfer agent fees waived.

2021 Semiannual Report | June 30, 2021	Page 119

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	0.10%	0.08%	0.03%
Spectrum	0.10%	0.08%	0.03%
Global	0.10%	0.08%	0.03%
Balanced	0.10%	0.08%	0.03%
Moderate	0.10%	0.08%	0.03%
Conservative	0.10%	0.08%	0.03%
Dynamic	0.10%	0.08%	0.03%
Quantex	0.10%	0.08%	0.03%
Income	0.10%	0.08%	0.03%
Prime Money Market	0.10%	0.08%	0.03%
Institutional Prime Money Market	0.10%	0.08%	0.03%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Income	7,500	0.15%	0.10%	0.02%	0.01%
Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%
Institutional Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%

Page 120	2021 Semiannual Report | June 30, 2021

For the six months ended June 30, 2021, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Investment Advisory Fee Reimbursements	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Income	—	N/A	N/A	N/A	N/A
Prime Money Market	127,909	0.63%	N/A	N/A	N/A
Institutional Prime Money Market	602,994	0.37%	N/A	N/A	N/A

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2021, Spectrum, Global, Balanced, Moderate, Conservative, and Dynamic had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2021, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$1,027
Spectrum	281
Global	263
Balanced	8,317
Moderate	5,919
Conservative	7,562
Dynamic	385
Quantex	745

2021 Semiannual Report | June 30, 2021	Page 121

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2021, total 12b-1 plan expense payments made to the Funds’ affiliated distributor was $46,906. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2021, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$ 18,816
Spectrum	N/A	0.25%	N/A	N/A	1,249
Global	N/A	0.25%	N/A	N/A	1,047
Balanced	N/A	0.25%	N/A	N/A	3,098
Moderate	N/A	0.25%	N/A	N/A	581
Conservative	N/A	0.25%	N/A	N/A	4,314
Dynamic	N/A	0.25%	N/A	N/A	5,462
Quantex	N/A	0.20%	N/A	N/A	11,312
Income	N/A	0.25%	N/A	N/A	1,027
Prime Money Market	0.20%	N/A	N/A	N/A	N/A
Institutional Prime Money Market	0.20%	N/A	N/A	N/A	N/A

The Funds (other than the Money Market Funds) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2021 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Income	0.20%	0.25%	0.10%

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

Page 122	2021 Semiannual Report | June 30, 2021

During the six months ended June 30, 2021, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Prime Money Market Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 0.06% on June 30, 2021, were as follows:

	12/31/20 Fair Value	Purchases	Sales	Realized Gains (Losses)	6/30/21 Cost	Change in Unrealized	Income	6/30/21 Fair Value
Muirfield	$103,888,380	$49,984,931	$(58,819,323)	$(5,418)	$95,024,200	$(2,672)	$25,703	$95,045,898
Spectrum	29,284,214	22,209,024	(19,537,529)	(1,023)	31,945,882	(1,400)	7,742	31,953,286
Global	15,663,819	7,153,482	(6,083,846)	(343)	16,727,890	(1,143)	4,497	16,731,969
Balanced	51,634,402	67,998,754	(74,843,669)	3,416	44,766,267	(7,544)	12,811	44,785,359
Moderate	21,697,124	36,558,105	(42,965,621)	1,289	15,280,261	(2,908)	4,786	15,287,989
Conservative	10,428,429	35,644,347	(35,829,212)	1,827	10,238,417	(2,632)	2,683	10,242,759
Dynamic	36,649,409	41,245,079	(29,026,261)	(2,715)	48,859,507	(974)	12,734	48,864,538
Quantex	572,132	12,856,482	(11,704,940)	(209)	1,723,464	—	898	1,723,465
Income	2,539,651	37,541,258	(37,826,209)	1,378	2,253,929	(1,594)	836	2,254,484

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2020:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Muirfield	$434,992,782	$138,589,061	$(10,714,780)	$127,874,281
Spectrum	138,986,920	44,896,495	(3,401,951)	41,494,544
Global	36,478,273	6,534,121	(405,762)	6,128,359
Balanced	321,117,028	73,141,498	(5,456,093)	67,685,405
Moderate	151,138,345	23,402,689	(1,665,478)	21,737,211
Conservative	125,767,456	15,002,810	(1,042,891)	13,959,919
Dynamic	153,815,769	44,858,498	(3,100,550)	41,757,948
Quantex	29,401,285	8,792,374	(1,055,977)	7,736,397
Income	63,564,666	4,833,732	(193,040)	4,640,692
Prime Money Market	34,562,638	—	—	—
Institutional Prime Money Market	336,376,865	35,427	(1,216)	34,211

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2020 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$4,943,111	$—	$—	$4,943,111
Spectrum	1,441,970	—	—	1,441,970
Global	318,203	303,373	689,457	1,311,033
Balanced	3,364,824	—	—	3,364,824
Moderate	2,369,151	—	—	2,369,151
Conservative	2,480,581	—	—	2,480,581
Dynamic	835,596	639,520	3,370,600	4,845,716
Quantex	292,663	—	—	292,663
Income	1,403,955	—	—	1,403,955
Prime Money Market	161,501	—	—	161,501
Institutional Prime Money Market	2,275,825	—	—	2,275,825

2021 Semiannual Report | June 30, 2021	Page 123

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2019 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$3,218,545	$—	$15,318,351	$18,536,896
Spectrum	143,754	—	1,927,105	2,070,859
Global	326,800	279,432	614,316	1,220,548
Balanced	3,766,194	—	2,810,783	6,576,977
Moderate	3,444,296	—	—	3,444,296
Conservative	3,375,522	—	—	3,375,522
Dynamic	1,941,019	—	3,035,347	4,976,366
Quantex	521,859	—	—	521,859
Income	1,749,960	—	—	1,749,960
Prime Money Market	725,101	—	—	725,101
Institutional Prime Money Market	9,951,803	—	—	9,951,803

As of December 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$3,491,212	$—	$(51,771,922)	$127,874,281	$79,593,571
Spectrum	375,632	—	(15,777,518)	41,494,544	26,092,658
Global	2,142	—	(817,020)	6,128,359	5,313,481
Balanced	3,650,774	—	(18,053,218)	67,685,405	53,282,961
Moderate	49,608	—	(4,617,494)	21,737,211	17,169,325
Conservative	112,005	—	(3,758,279)	13,959,919	10,313,645
Dynamic	1,214,054	6,659,482	(180,790)	41,757,948	49,450,694
Quantex	59,964	—	(2,801,255)	7,736,397	4,995,106
Income	17,706	—	(11,369,543)	4,640,692	(6,711,145)
Institutional Prime Money Market	4,233	—	(6,836)	34,211	31,608

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, return of capital adjustments, and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2020, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Muirfield	$38,859,565	$12,676,746	$—
Spectrum	8,209,937	7,488,535	—
Global	726,448	—	—
Balanced	12,003,395	5,895,753	—
Moderate	3,969,072	623,132	—
Conservative	3,508,900	187,874	—
Quantex	2,746,626	—	—
Income	8,949,457	2,355,920	333,274
Institutional Prime Money Market	1,203	1,504	638

Page 124	2021 Semiannual Report | June 30, 2021

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Institutional Prime Money Market	Meeder Muirfield Fund	31%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Other Information (unaudited)

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Prime Money Market Fund and Institutional Prime Money Market Fund file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2021 Semiannual Report | June 30, 2021	Page 125

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated in the table below.

The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value December 31, 2020		Ending Account Value June 30, 2021		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Muirfield Fund
Retail Class	$1,000.00	$1,000.00	$1,139.00	$1,018.65	$6.58	$6.21	1.24%
Adviser Class	1,000.00	1,000.00	1,140.40	1,020.23	4.88	4.61	0.92%
Institutional Class	1,000.00	1,000.00	1,140.10	1,020.13	4.99	4.71	0.94%
Spectrum Fund
Retail Class	1,000.00	1,000.00	1,140.70	1,017.46	7.86	7.40	1.48%
Adviser Class	1,000.00	1,000.00	1,143.00	1,019.34	5.84	5.51	1.10%
Institutional Class	1,000.00	1,000.00	1,142.40	1,019.19	6.00	5.66	1.13%
Global Allocation Fund
Retail Class	1,000.00	1,000.00	1,104.40	1,016.46	8.77	8.40	1.68%
Adviser Class	1,000.00	1,000.00	1,105.10	1,018.25	6.89	6.61	1.32%
Institutional Class	1,000.00	1,000.00	1,106.30	1,018.40	6.74	6.46	1.29%
Balanced Fund
Retail Class	1,000.00	1,000.00	1,092.80	1,018.00	7.11	6.85	1.37%
Adviser Class	1,000.00	1,000.00	1,095.20	1,019.89	5.14	4.96	0.99%
Institutional Class	1,000.00	1,000.00	1,095.10	1,019.79	5.25	5.06	1.01%
Moderate Allocation Fund
Retail Class	1,000.00	1,000.00	1,064.70	1,018.20	6.81	6.66	1.33%
Adviser Class	1,000.00	1,000.00	1,066.20	1,020.03	4.92	4.81	0.96%
Institutional Class	1,000.00	1,000.00	1,066.00	1,019.98	4.97	4.86	0.97%
Conservative Allocation Fund
Retail Class	1,000.00	1,000.00	1,036.80	1,018.55	6.36	6.31	1.26%
Adviser Class	1,000.00	1,000.00	1,039.00	1,020.43	4.45	4.41	0.88%
Institutional Class	1,000.00	1,000.00	1,038.90	1,020.38	4.50	4.46	0.89%
Dynamic Allocation Fund
Retail Class	1,000.00	1,000.00	1,125.50	1,018.10	7.11	6.76	1.35%
Adviser Class	1,000.00	1,000.00	1,127.80	1,019.84	5.28	5.01	1.00%
Institutional Class	1,000.00	1,000.00	1,127.10	1,019.79	5.33	5.06	1.01%

Page 126	2021 Semiannual Report | June 30, 2021

	Beginning Account Value December 31, 2020		Ending Account Value June 30, 2021		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Quantex Fund
Retail Class	$1,000.00	$1,000.00	$1,252.00	$1,017.26	$8.49	$7.60	1.52%
Adviser Class	1,000.00	1,000.00	1,253.10	1,018.25	7.37	6.61	1.32%
Institutional Class	1,000.00	1,000.00	1,252.90	1,018.00	7.65	6.85	1.37%
Tactical Income Fund
Retail Class	1,000.00	1,000.00	990.60	1,019.29	5.48	5.56	1.11%
Adviser Class	1,000.00	1,000.00	992.40	1,021.08	3.71	3.76	0.75%
Institutional Class	1,000.00	1,000.00	992.40	1,020.98	3.80	3.86	0.77%
Prime Money Market Fund	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18%
Institutional Prime Money Market Fund	1,000.00	1,000.00	1,000.20	1,024.20	0.60	0.60	0.12%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the total number of days in the six-month period).

[2]	Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

2021 Semiannual Report | June 30, 2021	Page 127

Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services, Inc. and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Page 128	2021 Semiannual Report | June 30, 2021

Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2021	2020
Audit Fees	$119,400	$119,400
Audit-Related Fees	0	0
Tax Fees	41,000	43,500
All Other Fees	2,250	2,239

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $37,600 and $60,000 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 3, 2021

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 3, 2021